As filed with the Securities and Exchange	Registration No. 033-59261
Commission on April 16, 2014	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 46	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING U.S. Legal Services
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on May 1, 2014 pursuant to paragraph (b) of Rule 485
[	] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[	] this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated May 1, 2014
To the Prospectus Dated May 1, 2014

ING GoldenSelect DVA Plus

Issued by ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call
Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust and the Board of Directors of Voya Partners, Inc. approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving
Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio (Class S)
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio[1] (Class S)
VY Marsico Growth Portfolio (Class S)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio[1] (Class S)
[1] These portfolios are closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014
(the “Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the corresponding
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving
Portfolio, if the Surviving Portfolio is then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling
Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Deferred Combination Variable and Fixed Annuity Prospectus
ING GOLDENSELECT DVA Plus®

May 1, 2014

This prospectus describes ING GoldenSelect DVA Plus, a group and individual deferred variable annuity contract (the
“Contract”) issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”).
The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment
(“qualified Contracts”) as well as those that did not qualify for such treatment (“non-qualified Contracts”). We do not currently offer this Contract for sale to new purchasers.

The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”), dated May 1, 2014, has been filed with the Securities and Exchange
Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to Customer
Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in any subaccount through a Trust or Fund is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract
Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

DVA PLUS

The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	VY Baron Growth Portfolio (Class S)
Voya EURO STOXX 50® Index Portfolio (Class ADV)	VY BlackRock Health Sciences Opportunities Portfolio (Class S)
Voya FTSE 100 Index® Portfolio (Class ADV)	VY BlackRock Inflation Protected Bond Portfolio (Class S)
Voya Global Perspectives Portfolio (Class ADV)*	VY BlackRock Large Cap Growth Portfolio (Class S)
Voya Global Resources Portfolio (Class ADV)	VY Columbia Contrarian Core Portfolio (Class S)
Voya Global Value Advantage Portfolio (Class S)	VY DFA World Equity Portfolio (Class S)*
Voya Growth and Income Portfolio (Class ADV)	VY FMRSM Diversified Mid Cap Portfolio (Class S)
Voya Hang Seng Index Portfolio (Class S)	VY Franklin Income Portfolio (Class S)
Voya High Yield Portfolio ( Class S)	VY Franklin Mutual Shares Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)	VY Franklin Templeton Founding Strategy Portfolio (Class S)*
Voya International Index Portfolio (Class ADV)	VY Invesco Comstock Portfolio (Class S)
Voya Japan TOPIX Index® Portfolio (Class ADV)	VY Invesco Equity and Income Portfolio (Class S2)
Voya Large Cap Growth Portfolio (Class ADV)	VY Invesco Growth and Income Portfolio (Class S)
Voya Large Cap Value Portfolio (Class S)	VY JPMorgan Emerging Markets Equity Portfolio (Class S)
Voya Liquid Assets Portfolio (Class S)	VY JPMorgan Small Cap Core Equity Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)	VY Marsico Growth Portfolio (Class S)
Voya Multi-Manager Large Cap Core Portfolio (Class S)	VY MFS Total Return Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)*	VY MFS Utilities Portfolio (Class S)
Voya Retirement Growth Portfolio (Class ADV)*	VY Morgan Stanley Global Franchise Portfolio (Class S)
Voya Retirement Moderate Growth Portfolio (Class ADV)*	VY Oppenheimer Global Portfolio (Class S)
Voya Retirement Moderate Portfolio (Class ADV)*	VY T. Rowe Price Capital Appreciation Portfolio (Class S)
Voya Russell™ Large Cap Growth Index Portfolio (Class S)	VY T. Rowe Price Equity Income Portfolio (Class S)
Voya RussellTM Large Cap Index Portfolio (Class S)	VY T. Rowe Price Growth Equity Portfolio (Class S)
Voya Russell™ Large Cap Value Index Portfolio (Class S)	VY T. Rowe Price International Stock Portfolio (Class S)
Voya Russell™ Mid Cap Growth Index Portfolio (Class S)	VY Templeton Foreign Equity Portfolio (Class S)
Voya RussellTM Mid Cap Index Portfolio (Class S)	VY Templeton Global Growth Portfolio (Class S)
Voya RussellTM Small Cap Index Portfolio (Class S)
Voya Small Company Portfolio (Class S)
Voya U. S. Bond Index Portfolio (Class S)

*	These investment portfolios are offered in a “fund of funds” structure. See “The Trusts and Funds” for more information about these investment portfolios.

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

More information can be found in the
appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

DVA PLUS

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	5
ING USA SEPARATE ACCOUNT B	6
ING USA ANNUITY AND LIFE INSURANCE COMPANY	6
THE TRUSTS AND FUNDS	7
CHARGES AND FEES	8
THE ANNUITY CONTRACT	12
WITHDRAWALS	26
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	29
DEATH BENEFIT CHOICES	33
THE ANNUITY OPTIONS	38
OTHER CONTRACT PROVISIONS	40
OTHER INFORMATION	43
FEDERAL TAX CONSIDERATIONS	44
STATEMENT OF ADDITIONAL INFORMATION	54
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account I	C1
APPENDIX D – Fixed Interest Division	D1
APPENDIX E – Surrender Charge for Excess Withdrawals Example	E1

DVA PLUS

INDEX OF SPECIAL TERMS
The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet Enhanced Death Benefit	35
Annuitant	13
Annuity Start Date	13
Cash Surrender Value	17
Claim Date	33
Contract Date	12
Contract Owner	13
Contract Value	16
Contract Year	12
Covered Fund	8
Earnings Multiplier Benefit	36
Excluded Funds	8
Free Withdrawal Amount	9
Max 7 Enhanced Death Benefit	36
Net Investment Factor	5
Net Rate of Return	6
Restricted Funds	7
Rider Date	18
7% Solution Enhanced Death Benefit	34
Special Funds	8
Standard Death Benefit	33

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Transfer Charge	Excess Allocation Charge
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
MGIB Benefit Base	MGIB Charge Base
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Withdrawals	Partial Withdrawals

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1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses[1]
Surrender Charge:
Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge	7%	7%	6%	5%	4%	3%	1%	0%
Transfer Charge[2]						$25 per transfer, if you make more
than 12 transfers in a contract year
Overnight Charge[3]						$20

1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

2 We currently do not impose this charge, but may do so in the future.

3 You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge[1] $40
(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

1 We deduct this charge on each contract anniversary and on surrender. Separate Account Annual Charges[1]

	Standard	Enhanced Death Benefits
	Death	Annual
	Benefit	Ratchet	7% Solution	Max 7
Mortality & Expense Risk Charge	1.15%	1.40%	1.50%	1.60%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%	0.15%
Total	1.30%	1.55%	1.65%	1.75%

1 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily. Earnings Multiplier Benefit Rider Charge[1]

As an Annual Charge	As a Quarterly Charge
0.30% of contract value	0.08% of contract value

1 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-
rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the
Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

DVA PLUS

2

Optional Rider Charges[1]
Minimum Guaranteed Accumulation Benefit rider:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of MGAB Charge Base	0.17% of the MGAB Charge Base[2]
20 Year	0.65% of MGAB Charge Base	0.17% of the MGAB Charge Base

1 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract. If the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value
Adjustment. You may add only one optional benefit rider to your Contract.

2 The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the
MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Income Benefit rider:

MGIB Rate	As an Annual Charge	As a Quarterly Charge
7%	0.75% of the MGIB Charge Base	0.19% of the MGIB Charge Base[3]

3 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded
Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge
Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

	As an Annual Charge	As a Quarterly Charge
	0.65% of the MGWB Eligible Payment Amount	0.17% of the MGWB Eligible Payment Amount[4]

4	The MGWB Eligible Payment Amount is (i) the total of premiums paid during the two-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums paid during the two-year period commencing on the rider date.

DVA PLUS

3

Trust or Fund Expenses
The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1,2] , and	0.53%	2.57%[3]
other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.
Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

2 No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted from the Contract Value – Redemption Fees.”

3 Excludes 0.66% of non-recurring offering expenses. If these extraordinary expenses were included, the maximum total annual trust or fund operating expenses would have been 3.23%.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Example:
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds.
Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of
0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of
1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.19% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 3 contract years, and under certain circumstances, within the first 7 contract years.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1) If you surrender your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,243	$2,238	$3,149	$5,598
	2) If you annuitize at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$54309	$1,638	$2,749	$5,598
	3) If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$543	$1,638	$2,749	$5,598

DVA PLUS			4

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A - Condensed
Financial Information – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.
Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

DVA PLUS

5

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional Information.

ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988.
It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940
Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in
Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by
Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note:	Other variable annuity contracts invest in Separate Account B, but are not discussed in this prospectus.

Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract —
Addition, Deletion or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING
USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

DVA PLUS

6

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in Appendix B — The
Investment Portfolios. A prospectus containing more complete information on each Trust or Fund may be obtained by calling Customer Service at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See “Trust and Fund Expenses.” Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds
We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

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We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual
Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than
$999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the
Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all
Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds
For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
3)	Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as
Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a
Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the
Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

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Charges Deducted from the Contract Value We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your
Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn.
The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge	7%	7%	6%	5%	4%	3%	1%	0%

Waiver of Surrender Charge for Extended Medical Care. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least
45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or
(ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information.
The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount. The Free Withdrawal Amount in any contract year is 15% of your contract value on the date of withdrawal less any withdrawals during that contract year.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code of
1986, as amended (the “Tax Code”). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawal.
Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. Any withdrawal from a
Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment. See
Appendix C for more information.

For the purpose of calculating the surrender charge for an excess withdrawal: (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date.
However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

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Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your
Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA.
We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge. You may elect to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the category of contract owner to which you belong. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

		Annual Ratchet			7% Solution		Max 7
	Standard		Enhanced		Enhanced		Enhanced
	Death Benefit		Death Benefit		Death Benefit		Death Benefit
Annual	Annual Charge	Annual	Annual Charge	Annual	Annual Charge	Annual	Annual Charge
Charge	Expressed as	Charge	Expressed as	Charge	Expressed as	Charge	Expressed as
	Daily Rate		Daily Rate		Daily Rate		Daily Rate
1.15%	0.003169%	1.40%	0.003863%	1.50%	0.004141%	1.60%	0.004419%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

Earnings Multiplier Benefit Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Death
Benefit Choices – Earnings Multiplier Benefit Rider.”

Optional Rider Charges. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see “The Annuity Contract - Optional Riders.”

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Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of MGAB Charge Base	0.16% of the MGAB Charge Base
20 Year	0.65% of MGAB Charge Base	0.16% of the MGAB Charge Base

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

MGIB Rate	As an Annual Charge	As a Quarterly Charge
7%	0.75% of the MGIB Charge Base	0.19% of the MGIB Charge Base

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.65% (0.17%
quarterly) of the original MGWB Eligible Payment Amount. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract’s Automatic Periodic Benefit Status. If you surrender or annuitize your
Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.
For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

  A share of the management fee;
  Service fees;
  For certain share classes, compensation paid from 12b-1 fees; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received

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from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2013, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2013, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate
Account B. It also provides a means for you to invest in a Fixed Interest Allocation. See below for more information.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

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Contract Owner
You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the
Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the
Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the
Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the
Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See
“Change of Contract Owner or Beneficiary” below. If you have elected an Enhanced Death Benefit, and you add a joint owner after issue, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit.
Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds.
The beneficiary may become the successor contract owner if the contract owner who is a spouse dies before the income phase start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

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If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to
85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death
Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and
Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

Please note that this Contract is no longer available.

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of at least $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.
The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should

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not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.
When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the
Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the
Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Fees and
Expenses” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier
Benefit rider and your contract will be an IRA, see “Federal Tax Considerations – Tax Consequences of Living Benefits
and Death Benefit” in this prospectus.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact Customer Service or your registered representative.

Crediting of Premium Payments
We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate
Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of
Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the
Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until Customer Service receives the executed Contract Acknowledgement and
Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-
rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current

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allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate
Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate
Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed
Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed
Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen;
however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed
Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

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Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest
Allocations and any Market Value Adjustment. See Appendix C and the Fixed Account I prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at
Customer Service . After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)
The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest
Allocations. See Appendix C and the Fixed Account I prospectus for more information. In the event the Fixed Account is not

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available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see Appendix D, instead, for more information. To obtain a copy of the Fixed Account I prospectus, write to Customer Service at P.O. Box
9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). The Offering
Brochure for the Fixed Interest Division is also available by contacting Customer Service .

Optional Riders
Subject to state availability, you may elect one of the three optional benefit riders discussed below. You may add only one of these three riders to your Contract. Each rider has a separate charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders.

The optional riders may not be approved in all states. Check with Customer Service for availability in your state. The telephone number is (800) 366-0066.

Rider Date. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the
Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Termination. The optional riders are “living benefits,” which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

· annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
· die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

Minimum Guaranteed Accumulation Benefit Rider (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB
Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed
Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Charges and Fees – Optional Rider
Charges.”

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals.
Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The 20-year option has a waiting period of 20 years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of 20 years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20-year option rider after the contract date, any

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payment of premiums after the rider date, and/or investments in the Special Funds or Excluded Funds, may prevent the MGAB
Base from doubling over the waiting period.

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

(a) the MGAB Base allocated to Covered Funds;
(b) the MGAB Base allocated to Special Funds; and
(c) the lesser of the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

No investment options are currently designated as Special Funds for the 10-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the Voya Liquid Assets
Portfolio; the Voya Intermediate Bond Portfolio; and the Fixed Interest Allocation.

For Contracts issued prior to May 1, 2003, the Voya Intermediate Bond Portfolio is not designated as a
Special Fund.

The ProFunds VP Rising Rates Opportunities Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007. For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates
Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the 10-year
MGAB and 3.53% for the 20-year MGAB.

The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the 10-year or 20-year
MGAB.

If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The
MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB
Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB
Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and
MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

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Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to
Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB
Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and
MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

2)	We then subtract your contract value on the MGAB Date from your aggregate MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the 20-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

The MGAB Date. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the 10-year option or 20th contract anniversary for the 20-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years
(for the 10-year option) or 20 years (for the 20-year option) after the rider date. The MGAB rider is not available if the MGAB
Date would fall beyond the latest annuity start date.

Cancellation. If you elected the 20-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to Customer Service at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

Minimum Guaranteed Income Benefit Rider (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or
Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the Voya Liquid
Assets Portfolio, the Voya Intermediate Bond Portfolio, and the Fixed Interest Allocation.

For contracts issued prior to May 1, 2003, the Voya Intermediate Bond Portfolio is not designated as a Special
Fund.

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The ProFunds VP Rising Rates Opportunities Portfolio is also a Special Fund, but closed to new allocations effective
April 30, 2007. For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio
is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see “Charges and Fees — Optional Rider Charges.”

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the
MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C) on the
MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
2)	your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C) on the
MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or
3)	the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any surrender charge, premium tax recovery and Market Value Adjustment (see Appendix
C) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the
Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider.
Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Charge Base: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB
Ratchet Base.

1)	The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:
	(a)	is the MGIB Rollup Base for Covered Funds;
	(b)	is the MGIB Rollup Base for Special Funds;
	(c)	is the MGIB Rollup Base for Excluded Funds; and
2)	The MGIB Ratchet Base is equal to the sum of (a) and (b) where:
	(a)	is the MGIB Ratchet Base for Covered and Special Funds; and
	(b)	is the MGIB Ratchet Base for Excluded Funds.
Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

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1) We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup
Benefit Base and the MGIB Ratchet Benefit Base.

a) Calculation of MGIB Rollup Benefit Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c)
where:

(a) is the MGIB Rollup Base for Covered Funds;
(b) is the MGIB Rollup Base for Special Funds;
(c) is the contract value allocated to Excluded Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 300% of eligible premiums adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB
Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base Allocated to
Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded
Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit
Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded
Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Rollup Base.

The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB
Rollup Rate is an annual effective rate.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup
Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in
Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in
Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to
Excluded Funds.

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b) Calculation of MGIB Ratchet Benefit Base

The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

(a) is the MGIB Ratchet Base for Covered Funds and Special Funds; and
(b) is the contract value for Excluded Funds.

The MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds equals:

· on the rider date, eligible premiums, or the contract value, if applicable, allocated to Covered Funds, Special
Funds and Excluded Funds;

· on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered
Funds, Special Funds and Excluded Funds is set equal to the greater of:

(1) the current contract value allocated to Covered Funds, Special Funds and Excluded Funds (after any deductions occurring on that date); and
(2) the MGIB Ratchet Base for Covered Funds, Special Funds and Excluded Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to
Covered Funds, Special Funds or Excluded Funds, and transfers.

· at other times, the MGIB Ratchet Base for Covered Funds, Special Funds or Excluded Funds is the MGIB
Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds, Special Funds or Excluded Funds, and transfers.

The MGIB Ratchet Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Effect of Transfers on MGIB Ratchet Base:

Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to
Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to
Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to
Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and
Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any
Market Value Adjustment, surrender charge and premium taxes) by the income factor, and then divide by
$1,000.

MGIB Income Options
The following are the MGIB Income Options available under the MGIB Rider:

a)	Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;
b)	Income for a 20-30 year period certain;
c)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

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Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the
MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider.
The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. The MGIB rider must have been purchased (i) on the contract date, or (ii)
within 30 days after the contract date. Previously, the Company in its discretion could allow the purchase after the contract.
There is a ten-year waiting period before you can annuitize under the MGIB rider. If you purchased this rider prior to
August 21, 2006, the features and benefits of your rider may differ from those described below, please refer to your contract for more details.

The MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB
Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

No Change of Annuitant. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the
Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING
PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment
Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7%
of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees — Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See
“Withdrawals” and “Federal Tax Considerations” for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;
2)	otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

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The MGWB Withdrawal Account. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded
Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account
equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB
Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the
Excluded Funds may limit the MGWB Withdrawal Account.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro-rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the
MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both
Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment
Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded
Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your
Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal

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Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your contract’s latest annuity start date, (ii)
the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the
MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of
(i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the
Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the
Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Death Benefit During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see “Charges and Fees – Optional Rider Charges.” Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See
“Withdrawals” and “Federal Tax Considerations” for more information.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative.

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.
If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.
The Free Withdrawal Amount in any Contract year is 15% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest
Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.
You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service.
The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the

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percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a
Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account I prospectus for more information on the application of Market Value
Adjustment.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more
Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the
Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicted the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i)
a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

Your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed
Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.
If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-
qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest
Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and
72(t) of the Tax Code. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15%
of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market
Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value
(rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your
Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See “The Annuity Contract — Optional Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed
Interest Allocation. To make a transfer, you must notify Customer Service and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service . If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

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We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the Customer Service
, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).
Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the Voya Liquid Assets Portfolio subaccount or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest
Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value
Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Appendix B — The Investment Portfolios.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

· Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-
current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

· Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted
Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

· Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program.
Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B — The Investment Portfolios. If the reallocation would increase the amount allocated to the
Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to Customer Service . We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service
(“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.
Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty.
Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment. We will generally pay death benefit proceeds within 7 days after
Customer Service has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death”. At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service . Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax advisor before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the 7% Solution Enhanced Death
Benefit, (iii) the Annual Ratchet Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The 7% Solution
Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death
Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death
Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the
Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

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The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

· Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-
rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard
MGDB in Covered Funds.

· Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-
rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with
30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% Solution Enhanced Death Benefit Element is the greater of:

1)	the Standard Death Benefit; and
2)	the lesser of:

	a)	3 times all premium payments, adjusted for withdrawals (the “cap”); or
	b)	the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered
Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as
Special Funds: the Voya Liquid Assets Portfolio, the Voya Intermediate Bond Portfolio; and the Fixed Interest
Allocation.

For Contracts issued prior to May 1, 2003, the Voya Intermediate Bond Portfolio is not designated as a Special
Fund.

For contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not
designated as a Special Fund.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended. The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier

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allows for accumulation to continue beyond age 80, subject to the cap. Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers.
There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.
Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category
(i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.
Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)	the Standard Death Benefit; and
2)	the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered funds are all investment options not designated as Excluded Funds. No investment options are currently designated as
Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds.
On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

1)	the current contract value in Covered Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to
Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds.
The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium allocated to Excluded
Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded
Funds will be set to the greater of:

1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, and partial withdrawals attributable to
Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7%
MGDB in Covered Funds.

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Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet
Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55%
(30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Earnings Multiplier Benefit Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in
“Federal Tax Considerations,” “Individual Retirement Annuities,” “Taxation of Qualified Contracts,” and “Tax Consequences
of Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase
If any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

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The earnings multiplier benefit rider will continue if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of
Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at Customer Service : (i) all rights of the spouse as contract owner’s beneficiary under the
Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

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If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners, we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

Effect of MGWB on Death Benefit
If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account, which equals the sum of the remaining MGWB periodic payments. Please see “Minimum Guaranteed Withdrawal Benefit Rider.”

THE ANNUITY OPTIONS

Annuitization of Your Contract
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed
Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date
You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 3 years from the contract date but before the month immediately following the annuitant’s 90th

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birthday. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 3 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the
SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire.
Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights
A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. The MGIB annuity options available under the MGIB rider are different from the 4 options listed below. For additional information, please see “The Annuity Contract – Minimum
Guaranteed Income Benefit Rider – MGIB Income Options”.

Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the
Contract are available if you ask for them.

Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments.
At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments.
Monthly payment amounts are available if you ask for them.

Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

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Payment When Named Person Dies
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)	For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.
2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify
Customer Service of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock
Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate
Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the
Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice to Customer Service in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to
Customer Service or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount).
We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look

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period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed
Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed
Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

ING Financial Partners, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services
LLC for the sale of our variable annuity contracts:

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 9.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.0% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

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· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

The following is a list of the top 25 selling firms that, during 2013, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Wells Fargo Advisors, LLC	14.	Woodbury Financial Services Inc.
2.	LPL Financial Corporation	15.	Cambridge Investment Research Inc.
3.	Morgan Stanley Smith Barney LLC	16.	SII Investments Inc.
4.	ING Financial Partners Inc.	17.	Stifel Nicolaus and Company Incorporated
5.	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18.	NFP Securities, Inc.
6.	Cetera Advisors LLC	19.	Centaurus Financial Inc.
7.	Raymond James and Associates Inc.	20.	Royal Alliance Associates Inc.
8.	UBS Financial Services	21.	RBC Capital Markets Corporation
9.	National Planning Corporation	22.	Edward D. Jones & Co., L.P. dba Edward Jones
10.	Securities America, Inc.	23.	Lincoln Financial Advisors Corporation
11.	Ameriprise Financial Services, Inc.	24.	J.P. Morgan Securities LLC
12.	First Allied Securities Inc.	25.	MML Investors Services Inc.
13.	Commonwealth Equity Services, Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

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We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance
Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC ability to distribute the contract or upon the separate account.

Litigation. Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Directed
Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. They are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or
408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution or Annuity Starting Date
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances,

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income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2014, your entire balance must be distributed by August
31, 2019. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

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The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service .

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions.
In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in

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restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA for unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code, to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a
Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension
Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of
10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2014, your entire balance must be distributed to the designated beneficiary by December 31, 2019.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a full or partial withdrawal from a contract occurs under the
MGWB rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the contract at that time.

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Investment in the contract is generally equal to the amount of all contributions to the contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. The income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the MGWB rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes. Please consult your tax advisor about the tax consequences of living benefits.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit.
In addition, the provision of such benefits may result in currently taxable income , and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract. Pleases consult your tax advisor about the tax consequences of enhanced death benefits.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of
DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-
deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision.
Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in this prospectus and your particular tax situation.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B of ING USA Annuity and Life Insurance Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the
Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines,
Iowa 50306-9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, ING GOLDENSELECT DVA PLUS 033-59261.

Please Print or Type:
Name
Street Address
City, State, Zip
05/01/2014

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APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2013, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2013 are not reflected in the following information. Complete information is available in the SAI.
Contact Customer Service to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.25%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.70	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	93,208	126,796	133,680	109,103	45,478	19,888
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87
Value at end of period	$29.22	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78
Number of accumulation units outstanding at end of period	3,520	4,950	7,319	7,580	7,961	9,230	10,528	17,062	12,301	8,283
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Value at end of period	$16.30	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07
Number of accumulation units outstanding at end of period	59,228	76,177	100,918	108,181	121,118	138,149	155,665	117,442	100,395	274,974
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.02	$9.66	$9.69	$8.77	$7.20	$9.62
Value at end of period	$13.40	$11.02	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	68,630	42,849	51,737	64,241	53,966	30,537
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.77	$9.34	$10.62
Value at end of period	$12.96	$10.77	$9.34
Number of accumulation units outstanding at end of period	858	1,856	1,609
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.08	$8.83	$10.52
Value at end of period	$11.79	$10.08	$8.83
Number of accumulation units outstanding at end of period	10,479	11,519	8,075

DVA Plus

A 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Value at end of period	$22.06	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62
Number of accumulation units outstanding at end of period	208,212	260,572	318,091	348,712	367,386	406,419	428,086	345,741	269,279	302,519
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.50	$13.45	$12.09	$9.92
Value at end of period	$15.81	$13.96	$12.50	$13.45	$12.09
Number of accumulation units outstanding at end of period	11,902	12,386	17,151	13,876	13,501
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02	$9.95
Value at end of period	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	74,992	83,063	94,226	96,813	104,384	98,513	100,200	55,109	18,568
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92	$9.75
Value at end of period	$19.88	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	60,391	47,741	44,322	44,644	55,678	54,801	46,973	48,700	35,793	24,849
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.83	$12.21	$11.04	$10.60	$9.97
Value at end of period	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	78,265	209,102	127,882	142,911	37,847
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98	$9.99
Value at end of period	$16.69	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98
Number of accumulation units outstanding at end of period	42,053	44,088	71,989	51,290	47,131	46,310	70,250	29,742	33,842	71
ING BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.28	$10.73	$10.28	$9.81	$8.86	$9.83
Value at end of period	$11.02	$11.28	$10.73	$10.28	$9.81	$8.86
Number of accumulation units outstanding at end of period	71,068	86,290	90,479	101,192	109,980	108,650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	49,639	48,915	60,194	84,455	89,612	99,999	107,813	24,276
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97
Value at end of period	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02
Number of accumulation units outstanding at end of period	15,365	21,651	27,477	31,594	42,205	49,340	66,635	80,669	79,153	106,213
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15	$10.13
Value at end of period	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	100,693	115,289	123,908	150,779	157,889	159,880	125,072	30,946
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.44
Value at end of period	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	36,108	46,327	51,720	59,404	70,614	77,932	64,799	17,740

DVA Plus		A 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41	$11.03
Value at end of period	$11.18	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41
Number of accumulation units outstanding at end of period	109,557	115,777	106,390	110,448	93,776	109,782	79,048
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.66	$7.19	$8.81	$9.81	$9.99
Value at end of period	$10.72	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	4,739	2,551	934	0	1,284
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56
Value at end of period	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72
Number of accumulation units outstanding at end of period	111,306	142,727	174,083	203,999	238,063	243,970	330,637	198,145	213,623	38,198
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.98
Value at end of period	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	251,082	255,616	298,671	240,604	254,733	249,295	240,036	114,971
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90	$12.53
Value at end of period	$13.94	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	114,635	118,987	125,064	136,290	149,113	165,455	151,725
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62	$10.20
Value at end of period	$11.75	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	546,030	609,158	691,365	743,528	787,679	823,534	715,454
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.89	$10.45	$11.17	$10.27	$10.28
Value at end of period	$13.96	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	1,324	0	71	0	498
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.48	$8.87	$9.96
Value at end of period	$9.48	$8.48	$8.87
Number of accumulation units outstanding at end of period	21,032	32,077	55,591
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58
Value at end of period	$44.65	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67
Number of accumulation units outstanding at end of period	26,901	32,711	40,916	51,265	63,970	65,053	65,346	51,318	48,204	48,611
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.81	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	19,880	29,742	44,878	31,323	44,930	24,117
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.90	$9.58	$9.99
Value at end of period	$14.01	$10.90	$9.58
Number of accumulation units outstanding at end of period	624,045	777,920	1,026,100

DVA Plus		A 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.89	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	189,762	203,583	242,256	166,429	179,700	58,152
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.07	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	5,457	7,064	8,328	28,020	9,425
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Value at end of period	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81
Number of accumulation units outstanding at end of period	32,381	41,733	65,532	49,367	76,821	81,989	98,148	93,835	34,130	183,047
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05
Value at end of period	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70
Number of accumulation units outstanding at end of period	38,751	50,984	82,774	81,101	94,168	115,067	136,812	138,286	105,445	222,237
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06
Value at end of period	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29
Number of accumulation units outstanding at end of period	24,379	33,413	57,544	60,478	72,831	78,223	103,530	106,404	89,405	184,418
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16
Value at end of period	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52
Number of accumulation units outstanding at end of period	285,265	337,270	339,798	374,616	399,908	410,808	463,707	195,604	92,532	42,408
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.22	$7.02	$8.12	$7.64	$7.05
Value at end of period	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	13,923	17,070	28,671	27,888	35,562
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08	$12.80
Value at end of period	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08
Number of accumulation units outstanding at end of period	86,589	82,680	105,906	126,971	129,999	149,237	150,106	138,545	105,339
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87	$10.16
Value at end of period	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	103,618	96,503	118,187	105,571	113,622	120,670	86,004	27,625	16,669
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29
Value at end of period	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25
Number of accumulation units outstanding at end of period	56,647	68,690	87,579	111,833	141,131	167,823	241,574	322,272	402,732	509,151
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.02	$9.43	$11.07	$9.76
Value at end of period	$12.35	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	1,907	181	261	186

DVA Plus

A 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09
Value at end of period	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57
Number of accumulation units outstanding at end of period	101,672	110,229	113,267	135,772	157,198	183,253	204,971	154,812	112,765	137,210
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30	$16.13
Value at end of period	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30
Number of accumulation units outstanding at end of period	35,674	47,088	80,922	59,613	54,776	54,946	1,025,862
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41
Value at end of period	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63
Number of accumulation units outstanding at end of period	62,367	68,963	82,903	71,558	65,391	76,585	99,454	86,447	71,069	70,555
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.33	$9.69
Value at end of period	$13.29	$10.33
Number of accumulation units outstanding at end of period	740,168	910,276
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$9.46
Value at end of period	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	252,105	44,021	43,272	19,306	8,260	2,608	2,616	3,963	4,122	3,737
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.37	$10.07	$10.05
Value at end of period	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	148,442	28,371	31,803
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90
Value at end of period	$23.78	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93
Number of accumulation units outstanding at end of period	19,067	25,700	43,767	50,499	62,476	72,204	86,065	116,241	165,436	216,064
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Value at end of period	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04
Number of accumulation units outstanding at end of period	432,212	432,333	495,767	654,563	823,111	1,075,453	1,041,103	930,466	486,113	690,371
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92
Value at end of period	$24.93	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47
Number of accumulation units outstanding at end of period	75,868	94,176	110,156	128,844	161,520	182,116	240,344	279,095	337,544	409,584
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Value at end of period	$35.52	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63
Number of accumulation units outstanding at end of period	101,163	128,638	156,629	189,086	222,309	277,551	325,558	377,087	436,318	618,206
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$9.98
Value at end of period	$23.41	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	85,724	109,277	113,327	116,563	135,373	148,397	135,821	81,146	51,705
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56	$7.18
Value at end of period	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56
Number of accumulation units outstanding at end of period	125,091	93,137	115,862	130,284	164,493	183,121	86	101	1,013	973

DVA Plus		A 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04
Value at end of period	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28
Number of accumulation units outstanding at end of period	42,761	42,688	59,377	50,786	43,937	50,398	69,246	44,308	27,066	13,347
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.39
Value at end of period	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	13,812	19,695	37,100	39,556	37,919	38,598	43,128	41,720	38,485
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44	$12.91
Value at end of period	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44
Number of accumulation units outstanding at end of period	60,630	68,437	82,783	81,946	88,907	95,643	92,165	59,837	15,633
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	154,674	178,151	201,810	181,198	184,808	235,758	322,944	335,972	413,587	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Value at end of period	$20.37	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78
Number of accumulation units outstanding at end of period	449,387	579,465	645,457	664,081	654,166	648,191	596,758	348,132	347,304	488,955
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	225,905	267,335	218,623	313,416	177,020
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	1,371,454	1,572,082	1,712,415	2,198,626	2,496,597
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$13.15	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	1,728,534	2,081,342	2,214,578	2,602,054	2,859,154
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	1,029,267	1,267,525	1,378,837	1,436,677	1,531,154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.34	$14.48	$14.11	$12.70	$10.85
Value at end of period	$21.24	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	46,337	44,068	43,898	28,032	31,979
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	213,344	194,260	236,511	231,934	404,145	126,808

DVA Plus		A 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.63	$13.65	$13.75	$12.53	$10.80
Value at end of period	$20.29	$15.63	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	30,825	47,196	54,039	57,219	56,116
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.81	$15.62	$16.17	$13.01	$10.83
Value at end of period	$23.73	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	45,034	53,479	59,173	80,860	97,790
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.64	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	90,428	44,333	49,569	19,620	13,324	15,576
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.73	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	106,649	31,564	43,607	48,577	40,797	49,477
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33
Value at end of period	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87
Number of accumulation units outstanding at end of period	19,736	19,245	16,849	18,978	19,495	20,110	20,649	22,813	15,169	13,540
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.94	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	18,609	30,844	36,646	25,619	15,014	12,098
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31
Value at end of period	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66
Number of accumulation units outstanding at end of period	139,832	163,738	176,320	193,449	219,556	245,136	270,888	261,429	300,782	325,318
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82
Value at end of period	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29
Number of accumulation units outstanding at end of period	80,564	99,697	136,499	135,743	157,777	163,315	188,717	186,657	210,739	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	60,869	56,098	44,457	24,295	23,559	12,230	41,124
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.32
Value at end of period	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	48,851	57,225	65,828	70,471	89,629	116,880	132,084	109,286	51,614
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$10.12
Value at end of period	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	174,724	201,563	88,235	98,706	101,897	119,244	52,781	6,280

DVA Plus

A 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87
Value at end of period	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67
Number of accumulation units outstanding at end of period	75,507	83,684	96,897	109,196	123,651	147,158	176,510	163,002	185,032	263,691
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.03	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	54,312	62,663	83,355	91,062	87,442	72,701
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.94	$10.28
Value at end of period	$13.76	$9.94
Number of accumulation units outstanding at end of period	9,208	9,510
PROFUND VP BULL
Value at beginning of period	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29
Value at end of period	$12.40	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	2,752	2,766	0	0	0	107	1,910	10,138	18,382	44,221
PROFUND VP EUROPE 30
Value at beginning of period	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31
Value at end of period	$11.98	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	6,318	7,085	11,570	7,302	7,337	7,465	7,692	9,520	2,690	4,239
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Value at end of period	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	5,755	12,632	8,180	6,149	6,889	7,279	11,240	23,153	29,960	37,895

Separate Account Annual Charges of 1.75%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.45	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	747,046	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Value at end of period	$27.68	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64
Number of accumulation units outstanding at end of period	76,837	89,669	108,654	133,922	154,250	195,678	237,998	314,959	467,852	354,307
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Value at end of period	$15.30	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	264,793	313,815	358,968	417,372	465,583	530,273	682,579	725,114	739,319	1,163,703
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.76	$9.48	$9.56	$8.69	$7.17	$9.94
Value at end of period	$13.02	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	158,348	118,113	122,886	104,038	97,544	49,722

DVA Plus

A 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.66	$9.29	$10.13
Value at end of period	$12.76	$10.66	$9.29
Number of accumulation units outstanding at end of period	28,317	29,025	10,513
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.98	$8.78	$10.07
Value at end of period	$11.61	$9.98	$8.78
Number of accumulation units outstanding at end of period	18,244	5,491	9,731
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Value at end of period	$20.93	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	325,633	394,328	466,879	586,478	660,049	739,896	1,013,920	992,537	925,189	865,696
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.66	$12.30	$13.29	$12.01	$9.91
Value at end of period	$15.39	$13.66	$12.30	$13.29	$12.01
Number of accumulation units outstanding at end of period	29,744	29,841	48,833	40,505	14,724
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$19.89	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	111,994	116,198	149,529	178,126	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$18.93	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	185,032	195,235	222,670	280,367	322,322	365,994	401,785	496,922	518,299	78,661
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.59	$12.05	$10.94	$10.56	$9.91
Value at end of period	$11.29	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	192,950	272,814	226,173	158,549	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92
Value at end of period	$15.73	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83
Number of accumulation units outstanding at end of period	165,312	228,729	262,165	301,246	351,371	382,379	460,434	568,420	650,446	67,045
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.01	$10.52	$10.13	$9.72	$8.82	$10.00
Value at end of period	$10.69	$11.01	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	149,008	202,720	242,027	296,209	349,941	208,410
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	29,088	35,292	45,901	53,304	63,073	74,427	81,623	101,564
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09
Value at end of period	$76.08	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85
Number of accumulation units outstanding at end of period	54,694	67,961	81,510	104,827	127,889	162,446	224,152	366,031	364,509	463,695

DVA Plus		A 9

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$13.19	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	96,568	108,857	127,463	154,749	150,347	163,151	106,843	83,211
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	39,956	65,342	91,440	104,288	127,896	147,871	176,039	103,094
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.83	$7.61	$8.53	$6.96	$5.81	$10.39	$10.02
Value at end of period	$10.82	$8.83	$7.61	$8.53	$6.96	$5.81	$10.39
Number of accumulation units outstanding at end of period	44,923	49,432	45,924	57,530	9,911	27,567	45,000
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.52	$7.76	$8.75	$9.80	$10.14
Value at end of period	$10.50	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	16,230	1,784	0	0	455
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41
Value at end of period	$22.13	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47
Number of accumulation units outstanding at end of period	663,971	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	227,332	278,388	280,115	297,547	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86	$12.53
Value at end of period	$13.48	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	88,892	111,314	118,136	124,951	135,567	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58	$10.09
Value at end of period	$11.36	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	158,113	130,217	100,361	102,295	96,861	70,024	162,775
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.70	$10.33	$10.97	$10.26	$10.65
Value at end of period	$13.66	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	11,733	3,763	3,902	3,200	433
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.40	$8.83	$9.88
Value at end of period	$9.34	$8.40	$8.83
Number of accumulation units outstanding at end of period	15,142	40,721	41,461
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98
Value at end of period	$39.30	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89
Number of accumulation units outstanding at end of period	82,527	97,577	123,084	174,269	223,048	303,749	316,831	330,956	385,687	330,848

DVA Plus		A 10

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.59	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$9.59	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	14,248	24,179	37,366	38,074	36,994	51,243
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.79	$9.54	$9.99
Value at end of period	$13.80	$10.79	$9.54
Number of accumulation units outstanding at end of period	437,375	558,357	684,332
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$12.33	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95
Number of accumulation units outstanding at end of period	1,935,272	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.81	$10.95	$13.66	$12.93	$10.19
Value at end of period	$14.09	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	9,547	12,123	9,738	27,622	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Value at end of period	$13.67	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64
Number of accumulation units outstanding at end of period	89,219	103,942	118,011	161,651	185,662	219,708	256,881	267,971	299,598	548,608
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$18.88	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	20,227	26,941	30,163	39,171	70,781	117,089	171,859	108,782	138,848	430,312
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$18.16	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	12,680	16,019	16,126	22,717	31,227	43,054	86,144	116,901	147,078	345,339
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06
Value at end of period	$14.22	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37
Number of accumulation units outstanding at end of period	349,573	387,319	472,680	519,722	557,196	570,876	646,304	443,958	453,906	447,751
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.02	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$9.55	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	63,876	41,892	34,798	42,289	32,930	3,329
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$17.83	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	245,614	292,800	320,523	359,615	378,272	415,402	485,537	527,949	578,971
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$15.84	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	128,558	121,858	148,295	188,722	222,360	306,848	94,763	108,471	56,894

DVA Plus		A 11

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09
Value at end of period	$39.25	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77
Number of accumulation units outstanding at end of period	197,760	231,946	281,912	337,800	388,816	443,563	540,794	677,536	747,521	841,483
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.86	$9.33	$11.00	$9.85	$9.77
Value at end of period	$12.09	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	4,632	89	2,041	5,714	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83
Value at end of period	$20.38	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21
Number of accumulation units outstanding at end of period	135,222	162,360	180,430	206,305	304,281	378,645	501,622	526,429	569,209	414,950
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.13	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$15.67	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	83,513	79,203	60,593	63,348	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Value at end of period	$23.82	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63
Number of accumulation units outstanding at end of period	128,407	133,682	170,175	191,942	155,530	185,036	234,079	289,126	304,044	434,570
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.29	$10.03
Value at end of period	$13.18	$10.29
Number of accumulation units outstanding at end of period	894,452	1,169,152
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during October 2004)
Value at beginning of period	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$20.29	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	179,083	78,894	103,158	58,940	68,312	15,517	452	7,870	13,402	4,715
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.26	$10.02	$10.05
Value at end of period	$14.45	$11.26	$10.02
Number of accumulation units outstanding at end of period	693,569	152,572	176,268
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32
Value at end of period	$20.90	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25
Number of accumulation units outstanding at end of period	87,324	108,190	122,106	146,749	176,680	219,747	290,852	374,384	502,204	644,003
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86
Value at end of period	$14.59	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73
Number of accumulation units outstanding at end of period	419,666	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596	616,216	1,213,060
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39
Value at end of period	$22.78	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79
Number of accumulation units outstanding at end of period	384,327	449,519	547,117	625,390	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42
Value at end of period	$32.22	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39
Number of accumulation units outstanding at end of period	487,565	589,522	690,798	849,458	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,918,631

DVA Plus		A 12

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$22.41	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	131,537	159,354	185,601	222,450	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$16.00	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	623,604	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480	176,312	183,674
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95
Value at end of period	$24.22	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12
Number of accumulation units outstanding at end of period	114,475	143,248	169,004	202,527	203,385	225,513	280,577	332,645	339,825	354,307
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$15.03	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	82,796	91,496	100,791	124,360	153,889	167,298	198,883	212,294	238,162
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$17.56	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	42,183	44,382	43,199	48,642	57,061	63,473	53,080	49,426	14,539
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.91	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	479,775	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70
Value at end of period	$18.47	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08
Number of accumulation units outstanding at end of period	960,490	1,344,452	1,411,067	1,722,139	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	2,353,927
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.65	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.89	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	235,834	328,632	279,668	367,431	363,340
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	657,788	967,993	1,055,184	1,232,540	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	542,821	613,105	699,255	667,671	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	712,822	784,921	888,475	916,906	958,263

DVA Plus		A 13

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.03	$14.28	$13.99	$12.66	$9.95
Value at end of period	$20.74	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	240,680	269,744	320,643	369,472	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$13.15	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	561,630	658,566	785,637	998,454	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.34	$13.46	$13.63	$12.48	$10.85
Value at end of period	$19.81	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	19,418	21,886	15,071	1,463	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.48	$15.40	$16.03	$12.96	$10.40
Value at end of period	$23.17	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	229,048	277,169	322,879	415,384	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.36	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$14.95	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	92,686	75,481	61,315	78,462	47,716	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.46	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$15.58	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	156,206	123,674	136,727	186,026	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25
Value at end of period	$13.99	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75
Number of accumulation units outstanding at end of period	168,916	214,984	247,873	286,727	320,361	376,713	459,626	564,312	678,759	812,724
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.66	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$15.74	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	26,717	29,648	55,529	44,468	65,135	49,665
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69
Value at end of period	$65.33	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46
Number of accumulation units outstanding at end of period	531,694	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91
Value at end of period	$40.89	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99
Number of accumulation units outstanding at end of period	322,215	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$14.23	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	72,871	61,096	95,002	109,783	80,480	16,757	9,218

DVA Plus

A 14

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$15.13	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	112,068	139,920	155,542	171,109	200,319	254,172	318,925	316,462	339,789
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$12.07	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	439,447	544,244	107,339	138,277	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80
Value at end of period	$29.30	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41
Number of accumulation units outstanding at end of period	176,985	210,020	248,042	296,746	357,836	401,370	489,370	584,766	682,575	753,550
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.74	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.21	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	120,410	144,863	254,563	212,507	223,479	374,087
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.91	$10.28
Value at end of period	$13.64	$9.91
Number of accumulation units outstanding at end of period	54,575	70,263
PROFUND VP BULL
Value at beginning of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Value at end of period	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74
Number of accumulation units outstanding at end of period	37,580	43,819	48,533	67,290	71,655	77,466	102,754	215,771	304,922	518,311
PROFUND VP EUROPE 30
Value at beginning of period	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Value at end of period	$11.23	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21
Number of accumulation units outstanding at end of period	18,708	27,824	33,595	41,583	47,001	51,597	69,260	148,846	186,919	140,140
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Value at end of period	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	22,577	0	22,697	25,407	24,973	26,319	32,185	61,675	193,952	282,310

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APPENDIX B
The Investment Portfolios
In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Class S2)	Voya International Index Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Bull	Voya Limited Maturity Bond Portfolio (Class S)
ProFund VP Europe 30	Voya SmallCap Opportunities Portfolio (Class S)
ProFund VP Rising Rates Opportunity	VY Clarion Global Real Estate Portfolio (Class S)
Voya Global Resources Portfolio (Class S)	VY Clarion Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY JP Morgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. The investment portfolios that are currently available for allocations are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.” Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.

Investment Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock Investment Management, LLC

Voya EURO STOXX 50® Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the EURO STOXX 50® Index.
Subadviser: Voya Investment Management Co. LLC

Voya FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: Voya Investments, LLC	includes capital appreciation and income) of the FTSE 100
Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Global Perspectives Portfolio	Seeks total return.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Resources Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Value Advantage Portfolio	Seeks long-term growth of capital and current income.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities convertible
Investment Adviser: Voya Investments, LLC	into common stocks. It is anticipated that capital appreciation
Subadviser: Voya Investment Management Co.LLC	and investment income will both be major factors in achieving total return.
Voya Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which
Investment Adviser: Voya Investments, LLC	includes capital appreciation and income) of the Hang Seng
Subadviser: Voya Investment Management Co. LLC	Index.

Voya High Yield Portfolio	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: Voya Investments, LLC	diversified portfolio consisting primarily of debt securities. It is
Subadviser: Voya Investment Management Co. LLC	anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Voya International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted International
Subadviser: Voya Investment Management Co. LLC	Index.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Japan TOPIX Index® Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Tokyo Stock Price Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Liquid Assets Portfolio	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC and The London Company of Virginia d/b/a The London
Company

Voya Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level of
Investment Adviser: Directed Services LLC	risk relative to the other Voya Retirement Portfolios.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Moderate Portfolio but less than that of Voya Retirement
Growth Portfolio.
Voya Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that can
Investment Adviser: Directed Services LLC	be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Conservative Portfolio but less than that of Voya Retirement
Moderate Growth Portfolio.
Voya Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Growth Index.
Subadviser: Voya Investment Management Co. LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Value Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Value Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Mid Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Midcap® Growth Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Midcap® Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell 2000® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: Voya Investments, LLC	smaller market capitalizations.
Subadviser: Voya Investment Management Co. LLC

Voya U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Barclays U.S. Aggregate
Subadviser: Voya Investment Management Co. LLC	Bond Index.

VY Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC

VY BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Subadviser: BlackRock Financial Management Inc.

VY BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Columbia Contrarian Core Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers,
LLC

VY DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP

VY FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management & Research
Company

VY Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

VY Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC

VY Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

VY Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long-term.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Subadviser: Massachusetts Financial Services Company	opportunity for growth of capital and income.

VY MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management Inc.

VY Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.

VY T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its investment objective to: Seeks long-term growth through investments in
stocks.

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B-6

Fund Name and Investment Adviser/Subadviser	Investment Objective
VY T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

VY Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services
Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company
Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investment
Management Co. LLC and ING Investments, LLC in connection with the Portfolio (the “product”), but neither Hang Seng
Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or
(iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it

DVA Plus	B-7

for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENT MANAGEMENT CO. LLC AND ING
INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER
WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER,
HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF
THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY
LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER
DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY
BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG
DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

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APPENDIX C
Fixed Account I

Fixed Account I (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,”
“we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year
Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically.
We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account, as well as your principal, is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest
Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest
Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value
Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market
Value Adjustment.

Guaranteed Interest Rates
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account I.

Transfers from a Fixed Interest Allocation
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest
Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

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C-1

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest
Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value
Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any
Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest
Allocation.

Contract Value in the Fixed Interest Allocations
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation.
The Contract value on the date of allocation will be the amount allocated. Several examples, which illustrate how the Market
Value Adjustment works are included in the prospectus for Fixed Account I.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market
Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations
You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly

DVA Plus

C-2

basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value
Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information See the prospectus for Fixed Account I.

DVA Plus

C-3

APPENDIX D
Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account.
Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest
Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2014. The
Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact Customer Service at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

DVA Plus

D-1

APPENDIX E
Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the fifth contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

DVA Plus

E-1

PART B

Statement of Additional Information

ING GOLDENSELECT DVA PLUS

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service, P.O. Box 9271 Des Moines, Iowa
50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2014

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on
January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion
Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of
Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the
Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life
Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors
Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments,
LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya
Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%.
Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2013, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

1

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2013, 2012 and 2011 commissions paid by ING USA, including amounts paid by its affiliated Companies, RLNY and ILIAC, to Directed Services LLC
aggregated $242,125,652, $225,489,553 and $218,345,765, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$147,389,859, $141,124,215 and $143,404,615 for the years ended 2013, 2012 and 2011, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

2

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

3

Current yield for the Voya Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming the selection of the
Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Voya Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2013, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2013, including portfolio names. Portfolio name changes after December 31, 2013 are not reflected in the following information.

Separate Account Annual Charges of 1.25%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.70	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	93,208	126,796	133,680	109,103	45,478	19,888
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78	$13.87
Value at end of period	$29.22	$22.07	$20.09	$21.68	$17.36	$14.06	$19.82	$20.60	$17.48	$16.78
Number of accumulation units outstanding at end of period	3,520	4,950	7,319	7,580	7,961	9,230	10,528	17,062	12,301	8,283
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during 2004)
Value at beginning of period	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Value at end of period	$16.30	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07
Number of accumulation units outstanding at end of period	59,228	76,177	100,918	108,181	121,118	138,149	155,665	117,442	100,395	274,974
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.02	$9.66	$9.69	$8.77	$7.20	$9.62
Value at end of period	$13.40	$11.02	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	68,630	42,849	51,737	64,241	53,966	30,537
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.77	$9.34	$10.62
Value at end of period	$12.96	$10.77	$9.34
Number of accumulation units outstanding at end of period	858	1,856	1,609
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.08	$8.83	$10.52
Value at end of period	$11.79	$10.08	$8.83
Number of accumulation units outstanding at end of period	10,479	11,519	8,075
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Value at end of period	$22.06	$18.46	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62
Number of accumulation units outstanding at end of period	208,212	260,572	318,091	348,712	367,386	406,419	428,086	345,741	269,279	302,519
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.96	$12.50	$13.45	$12.09	$9.92
Value at end of period	$15.81	$13.96	$12.50	$13.45	$12.09
Number of accumulation units outstanding at end of period	11,902	12,386	17,151	13,876	13,501

DVA Plus

CFI 1

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02	$9.95
Value at end of period	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	74,992	83,063	94,226	96,813	104,384	98,513	100,200	55,109	18,568
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92	$9.75
Value at end of period	$19.88	$13.95	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	60,391	47,741	44,322	44,644	55,678	54,801	46,973	48,700	35,793	24,849
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.83	$12.21	$11.04	$10.60	$9.97
Value at end of period	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	78,265	209,102	127,882	142,911	37,847
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98	$9.99
Value at end of period	$16.69	$12.70	$11.23	$11.56	$10.32	$8.03	$13.34	$12.65	$11.96	$10.98
Number of accumulation units outstanding at end of period	42,053	44,088	71,989	51,290	47,131	46,310	70,250	29,742	33,842	71
ING BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.28	$10.73	$10.28	$9.81	$8.86	$9.83
Value at end of period	$11.02	$11.28	$10.73	$10.28	$9.81	$8.86
Number of accumulation units outstanding at end of period	71,068	86,290	90,479	101,192	109,980	108,650
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	49,639	48,915	60,194	84,455	89,612	99,999	107,813	24,276
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02	$38.97
Value at end of period	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15	$53.02
Number of accumulation units outstanding at end of period	15,365	21,651	27,477	31,594	42,205	49,340	66,635	80,669	79,153	106,213
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15	$10.13
Value at end of period	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	100,693	115,289	123,908	150,779	157,889	159,880	125,072	30,946
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.44
Value at end of period	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	36,108	46,327	51,720	59,404	70,614	77,932	64,799	17,740
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41	$11.03
Value at end of period	$11.18	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41
Number of accumulation units outstanding at end of period	109,557	115,777	106,390	110,448	93,776	109,782	79,048

DVA Plus

CFI 2

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.66	$7.19	$8.81	$9.81	$9.99
Value at end of period	$10.72	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	4,739	2,551	934	0	1,284
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72	$9.56
Value at end of period	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53	$11.72
Number of accumulation units outstanding at end of period	111,306	142,727	174,083	203,999	238,063	243,970	330,637	198,145	213,623	38,198
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.98
Value at end of period	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	251,082	255,616	298,671	240,604	254,733	249,295	240,036	114,971
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90	$12.53
Value at end of period	$13.94	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	114,635	118,987	125,064	136,290	149,113	165,455	151,725
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62	$10.20
Value at end of period	$11.75	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	546,030	609,158	691,365	743,528	787,679	823,534	715,454
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.89	$10.45	$11.17	$10.27	$10.28
Value at end of period	$13.96	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	1,324	0	71	0	498
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.48	$8.87	$9.96
Value at end of period	$9.48	$8.48	$8.87
Number of accumulation units outstanding at end of period	21,032	32,077	55,591
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67	$21.58
Value at end of period	$44.65	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84	$22.67
Number of accumulation units outstanding at end of period	26,901	32,711	40,916	51,265	63,970	65,053	65,346	51,318	48,204	48,611
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.81	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	19,880	29,742	44,878	31,323	44,930	24,117
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.90	$9.58	$9.99
Value at end of period	$14.01	$10.90	$9.58
Number of accumulation units outstanding at end of period	624,045	777,920	1,026,100
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.89	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	189,762	203,583	242,256	166,429	179,700	58,152

DVA Plus		CFI 3

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.07	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	5,457	7,064	8,328	28,020	9,425
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Value at end of period	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81
Number of accumulation units outstanding at end of period	32,381	41,733	65,532	49,367	76,821	81,989	98,148	93,835	34,130	183,047
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70	$11.05
Value at end of period	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90	$12.70
Number of accumulation units outstanding at end of period	38,751	50,984	82,774	81,101	94,168	115,067	136,812	138,286	105,445	222,237
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29	$11.06
Value at end of period	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10	$13.29
Number of accumulation units outstanding at end of period	24,379	33,413	57,544	60,478	72,831	78,223	103,530	106,404	89,405	184,418
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52	$11.16
Value at end of period	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71	$11.52
Number of accumulation units outstanding at end of period	285,265	337,270	339,798	374,616	399,908	410,808	463,707	195,604	92,532	42,408
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.22	$7.02	$8.12	$7.64	$7.05
Value at end of period	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	13,923	17,070	28,671	27,888	35,562
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08	$12.80
Value at end of period	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08
Number of accumulation units outstanding at end of period	86,589	82,680	105,906	126,971	129,999	149,237	150,106	138,545	105,339
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87	$10.16
Value at end of period	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	103,618	96,503	118,187	105,571	113,622	120,670	86,004	27,625	16,669
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25	$23.29
Value at end of period	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53	$26.25
Number of accumulation units outstanding at end of period	56,647	68,690	87,579	111,833	141,131	167,823	241,574	322,272	402,732	509,151
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$10.02	$9.43	$11.07	$9.76
Value at end of period	$12.35	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	1,907	181	261	186
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57	$9.09
Value at end of period	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08	$10.57
Number of accumulation units outstanding at end of period	101,672	110,229	113,267	135,772	157,198	183,253	204,971	154,812	112,765	137,210
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30	$16.13
Value at end of period	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30
Number of accumulation units outstanding at end of period	35,674	47,088	80,922	59,613	54,776	54,946	1,025,862

DVA Plus		CFI 4

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41
Value at end of period	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63
Number of accumulation units outstanding at end of period	62,367	68,963	82,903	71,558	65,391	76,585	99,454	86,447	71,069	70,555
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.33	$9.69
Value at end of period	$13.29	$10.33
Number of accumulation units outstanding at end of period	740,168	910,276
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$9.46
Value at end of period	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	252,105	44,021	43,272	19,306	8,260	2,608	2,616	3,963	4,122	3,737
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.37	$10.07	$10.05
Value at end of period	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	148,442	28,371	31,803
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93	$20.90
Value at end of period	$23.78	$23.92	$23.86	$23.89	$23.45	$22.16	$22.50	$21.54	$21.00	$20.93
Number of accumulation units outstanding at end of period	19,067	25,700	43,767	50,499	62,476	72,204	86,065	116,241	165,436	216,064
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Value at end of period	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04
Number of accumulation units outstanding at end of period	432,212	432,333	495,767	654,563	823,111	1,075,453	1,041,103	930,466	486,113	690,371
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47	$13.92
Value at end of period	$24.93	$18.63	$16.77	$17.26	$14.59	$11.45	$19.43	$17.24	$16.63	$15.47
Number of accumulation units outstanding at end of period	75,868	94,176	110,156	128,844	161,520	182,116	240,344	279,095	337,544	409,584
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Value at end of period	$35.52	$30.31	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63
Number of accumulation units outstanding at end of period	101,163	128,638	156,629	189,086	222,309	277,551	325,558	377,087	436,318	618,206
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$9.98
Value at end of period	$23.41	$19.73	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	85,724	109,277	113,327	116,563	135,373	148,397	135,821	81,146	51,705
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56	$7.18
Value at end of period	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22	$7.56
Number of accumulation units outstanding at end of period	125,091	93,137	115,862	130,284	164,493	183,121	86	101	1,013	973
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28	$11.04
Value at end of period	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50	$12.28
Number of accumulation units outstanding at end of period	42,761	42,688	59,377	50,786	43,937	50,398	69,246	44,308	27,066	13,347
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.39
Value at end of period	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	13,812	19,695	37,100	39,556	37,919	38,598	43,128	41,720	38,485

DVA Plus		CFI 5

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44	$12.91
Value at end of period	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44
Number of accumulation units outstanding at end of period	60,630	68,437	82,783	81,946	88,907	95,643	92,165	59,837	15,633
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	154,674	178,151	201,810	181,198	184,808	235,758	322,944	335,972	413,587	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Value at end of period	$20.37	$20.99	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78
Number of accumulation units outstanding at end of period	449,387	579,465	645,457	664,081	654,166	648,191	596,758	348,132	347,304	488,955
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	225,905	267,335	218,623	313,416	177,020
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	1,371,454	1,572,082	1,712,415	2,198,626	2,496,597
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$13.15	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	1,728,534	2,081,342	2,214,578	2,602,054	2,859,154
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	1,029,267	1,267,525	1,378,837	1,436,677	1,531,154
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.34	$14.48	$14.11	$12.70	$10.85
Value at end of period	$21.24	$16.34	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	46,337	44,068	43,898	28,032	31,979
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	213,344	194,260	236,511	231,934	404,145	126,808
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.63	$13.65	$13.75	$12.53	$10.80
Value at end of period	$20.29	$15.63	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	30,825	47,196	54,039	57,219	56,116
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.81	$15.62	$16.17	$13.01	$10.83
Value at end of period	$23.73	$17.81	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	45,034	53,479	59,173	80,860	97,790

DVA Plus		CFI 6

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.64	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	90,428	44,333	49,569	19,620	13,324	15,576
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.73	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	106,649	31,564	43,607	48,577	40,797	49,477
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87	$6.33
Value at end of period	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39	$6.87
Number of accumulation units outstanding at end of period	19,736	19,245	16,849	18,978	19,495	20,110	20,649	22,813	15,169	13,540
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.94	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	18,609	30,844	36,646	25,619	15,014	12,098
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66	$35.31
Value at end of period	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26	$40.66
Number of accumulation units outstanding at end of period	139,832	163,738	176,320	193,449	219,556	245,136	270,888	261,429	300,782	325,318
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29	$25.82
Value at end of period	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06	$29.29
Number of accumulation units outstanding at end of period	80,564	99,697	136,499	135,743	157,777	163,315	188,717	186,657	210,739	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	60,869	56,098	44,457	24,295	23,559	12,230	41,124
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.32
Value at end of period	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	48,851	57,225	65,828	70,471	89,629	116,880	132,084	109,286	51,614
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$10.12
Value at end of period	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	174,724	201,563	88,235	98,706	101,897	119,244	52,781	6,280
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67	$18.87
Value at end of period	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43	$20.67
Number of accumulation units outstanding at end of period	75,507	83,684	96,897	109,196	123,651	147,158	176,510	163,002	185,032	263,691
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.03	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	54,312	62,663	83,355	91,062	87,442	72,701

DVA Plus

CFI 7

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.94	$10.28
Value at end of period	$13.76	$9.94
Number of accumulation units outstanding at end of period	9,208	9,510
PROFUND VP BULL
Value at beginning of period	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.29
Value at end of period	$12.40	$9.68	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	2,752	2,766	0	0	0	107	1,910	10,138	18,382	44,221
PROFUND VP EUROPE 30
Value at beginning of period	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38	$8.31
Value at end of period	$11.98	$9.97	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	6,318	7,085	11,570	7,302	7,337	7,465	7,692	9,520	2,690	4,239
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Value at end of period	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	5,755	12,632	8,180	6,149	6,889	7,279	11,240	23,153	29,960	37,895

Separate Account Annual Charges of 1.30%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.68	$9.84	$10.34	$9.55	$8.00	$9.79
Value at end of period	$12.06	$10.68	$9.84	$10.34	$9.55	$8.00
Number of accumulation units outstanding at end of period	44,258	44,752	51,351	33,422	17,485	5,483
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.97	$20.00	$21.59	$17.30	$14.02	$19.77	$20.56	$17.45	$16.77	$13.86
Value at end of period	$29.06	$21.97	$20.00	$21.59	$17.30	$14.02	$19.77	$20.56	$17.45	$16.77
Number of accumulation units outstanding at end of period	735	1,892	2,281	4,264	7,657	12,823	26,794	44,124	25,358	23,996
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.84	$11.11	$11.19	$9.86	$7.69	$13.63	$13.64	$11.52	$11.05	$10.07
Value at end of period	$16.20	$12.84	$11.11	$11.19	$9.86	$7.69	$13.63	$13.64	$11.52	$11.05
Number of accumulation units outstanding at end of period	42,549	45,680	52,040	62,730	76,348	88,691	106,972	127,003	116,754	119,478
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.99	$9.64	$9.68	$8.76	$7.19	$9.92
Value at end of period	$13.36	$10.99	$9.64	$9.68	$8.76	$7.19
Number of accumulation units outstanding at end of period	4,223	4,425	3,117	4,954	20,042	2,553
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.76	$9.33	$10.09
Value at end of period	$12.94	$10.76	$9.33
Number of accumulation units outstanding at end of period	145	9,017	11,483
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during August 2012)
Value at beginning of period	$10.07	$9.64
Value at end of period	$11.77	$10.07
Number of accumulation units outstanding at end of period	703	710

DVA Plus

CFI 8

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.37	$15.88	$18.79	$17.84	$12.70	$22.36	$18.98	$16.24	$13.61	$11.62
Value at end of period	$21.94	$18.37	$15.88	$18.79	$17.84	$12.70	$22.36	$18.98	$16.24	$13.61
Number of accumulation units outstanding at end of period	32,744	48,474	72,742	102,142	117,257	120,700	170,475	157,385	90,957	67,730
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.10	$13.54	$14.57	$13.10	$11.44
Value at end of period	$17.10	$15.10	$13.54	$14.57	$13.10
Number of accumulation units outstanding at end of period	1,158	2,060	4,677	2,341	2,546
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.10	$12.79	$12.67	$10.15	$7.61	$13.12	$12.53	$11.01	$10.32
Value at end of period	$20.70	$15.10	$12.79	$12.67	$10.15	$7.61	$13.12	$12.53	$11.01
Number of accumulation units outstanding at end of period	5,227	8,685	11,720	15,480	18,263	20,246	21,225	15,215	20,261
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.89	$11.85	$11.46	$10.85	$9.16	$13.01	$12.14	$10.80	$9.91	$9.79
Value at end of period	$19.79	$13.89	$11.85	$11.46	$10.85	$9.16	$13.01	$12.14	$10.80	$9.91
Number of accumulation units outstanding at end of period	19,684	31,738	35,855	38,430	66,642	63,961	69,289	95,881	51,878	4,492
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.80	$12.20	$11.03	$10.59	$10.07
Value at end of period	$11.54	$12.80	$12.20	$11.03	$10.59
Number of accumulation units outstanding at end of period	26,821	50,011	44,822	35,744	1,512
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.63	$11.18	$11.51	$10.28	$8.00	$13.30	$12.62	$11.94	$10.97	$10.00
Value at end of period	$16.59	$12.63	$11.18	$11.51	$10.28	$8.00	$13.30	$12.62	$11.94	$10.97
Number of accumulation units outstanding at end of period	38,176	44,104	59,954	64,878	84,489	95,433	107,711	125,207	137,871	7,333
ING BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.46	$10.90	$10.44	$9.98	$9.01	$10.16
Value at end of period	$11.18	$11.46	$10.90	$10.44	$9.98	$9.01
Number of accumulation units outstanding at end of period	14,081	17,424	25,351	20,275	23,162	11,755
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.64	$10.19	$10.90	$9.52	$7.23	$12.47	$13.63	$10.79
Value at end of period	$12.94	$12.64	$10.19	$10.90	$9.52	$7.23	$12.47	$13.63
Number of accumulation units outstanding at end of period	7,261	13,750	14,658	17,038	18,589	14,369	35,330	29,687
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$84.63	$74.21	$68.67	$54.36	$40.53	$66.79	$82.27	$60.56	$52.53	$38.63
Value at end of period	$85.25	$84.63	$74.21	$68.67	$54.36	$40.53	$66.79	$82.27	$60.56	$52.53
Number of accumulation units outstanding at end of period	13,581	16,251	19,265	22,953	27,791	35,079	43,519	60,114	73,448	78,254
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.29	$9.29	$9.87	$8.92	$6.87	$11.45	$11.14	$10.18
Value at end of period	$13.68	$10.29	$9.29	$9.87	$8.92	$6.87	$11.45	$11.14
Number of accumulation units outstanding at end of period	15,630	19,864	24,920	38,371	43,128	41,651	34,734	30,223
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$9.73	$10.13	$8.19	$6.65	$10.22	$10.06	$10.19
Value at end of period	$15.14	$10.96	$9.73	$10.13	$8.19	$6.65	$10.22	$10.06
Number of accumulation units outstanding at end of period	5,876	12,853	15,466	16,959	18,637	23,738	20,336	16,714

DVA Plus

CFI 9

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.32	$8.00	$8.93	$7.25	$6.03	$10.18
Value at end of period	$11.48	$9.32	$8.00	$8.93	$7.25	$6.03
Number of accumulation units outstanding at end of period	0	0	0	5,089	2,580	3
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$8.64	$7.19	$9.99
Value at end of period	$10.70	$8.64	$7.19
Number of accumulation units outstanding at end of period	5,823	9,854	10,348
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$17.51	$15.48	$17.61	$13.90	$10.12	$16.85	$14.91	$13.50	$11.70	$9.55
Value at end of period	$23.51	$17.51	$15.48	$17.61	$13.90	$10.12	$16.85	$14.91	$13.50	$11.70
Number of accumulation units outstanding at end of period	102,890	131,313	178,141	235,619	292,861	335,617	464,152	299,245	313,799	164,483
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.64	$11.37	$11.24	$10.08	$7.73	$11.08	$10.93	$9.96
Value at end of period	$14.30	$12.64	$11.37	$11.24	$10.08	$7.73	$11.08	$10.93
Number of accumulation units outstanding at end of period	39,983	31,074	32,500	42,418	68,249	75,300	71,090	32,434
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.02	$9.83	$10.04	$9.12	$7.31	$11.90	$12.57
Value at end of period	$13.90	$11.02	$9.83	$10.04	$9.12	$7.31	$11.90
Number of accumulation units outstanding at end of period	14,419	15,659	20,673	34,442	43,651	49,778	29,733
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.56	$8.36	$8.58	$7.85	$6.10	$9.61	$10.06
Value at end of period	$11.71	$9.56	$8.36	$8.58	$7.85	$6.10	$9.61
Number of accumulation units outstanding at end of period	9,829	15,301	18,982	23,606	22,652	21,225	65,101
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$8.47	$8.87	$10.91
Value at end of period	$9.47	$8.47	$8.87
Number of accumulation units outstanding at end of period	448	321	350
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$39.27	$40.96	$45.68	$38.04	$28.03	$48.14	$36.60	$30.54	$22.46	$21.39
Value at end of period	$44.04	$39.27	$40.96	$45.68	$38.04	$28.03	$48.14	$36.60	$30.54	$22.46
Number of accumulation units outstanding at end of period	9,547	14,069	22,269	27,749	33,123	39,942	55,067	57,589	48,668	46,254
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.70	$7.66	$8.07	$7.72	$6.02	$10.05
Value at end of period	$9.76	$8.70	$7.66	$8.07	$7.72	$6.02
Number of accumulation units outstanding at end of period	269	0	0	8,735	15,761	50
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.89	$9.58	$9.99
Value at end of period	$13.98	$10.89	$9.58
Number of accumulation units outstanding at end of period	25,116	49,547	53,907
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.86	$8.65	$8.81	$7.84	$6.11	$9.96	$9.83
Value at end of period	$12.68	$9.86	$8.65	$8.81	$7.84	$6.11	$9.96
Number of accumulation units outstanding at end of period	256,780	328,069	413,293	296,136	400,179	352,050	788

DVA Plus		CFI 10

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.04	$11.08	$13.77	$12.97	$11.78
Value at end of period	$14.39	$14.04	$11.08	$13.77	$12.97
Number of accumulation units outstanding at end of period	2,030	0	115	355	582
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$11.05	$9.81	$9.98	$8.89	$7.33	$11.86	$11.47	$10.17	$9.79	$9.00
Value at end of period	$14.47	$11.05	$9.81	$9.98	$8.89	$7.33	$11.86	$11.47	$10.17	$9.79
Number of accumulation units outstanding at end of period	1,822	17,896	19,101	20,698	31,879	33,921	43,941	51,740	56,423	65,256
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.94	$14.63	$15.03	$12.52	$9.65	$15.70	$15.12	$14.03	$12.83	$11.74
Value at end of period	$22.45	$16.94	$14.63	$15.03	$12.52	$9.65	$15.70	$15.12	$14.03	$12.83
Number of accumulation units outstanding at end of period	4,301	7,232	8,334	14,468	20,444	23,413	22,655	25,199	22,278	2,096
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.03	$14.48	$14.81	$12.25	$9.97	$15.23	$16.50	$14.73	$13.90	$12.49
Value at end of period	$22.50	$16.03	$14.48	$14.81	$12.25	$9.97	$15.23	$16.50	$14.73	$13.90
Number of accumulation units outstanding at end of period	8,511	11,355	12,786	15,500	17,940	18,585	24,976	26,379	15,603	5,018
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.25	$14.16	$13.37	$12.37	$11.26	$12.49	$11.98	$11.69	$11.51	$11.15
Value at end of period	$14.99	$15.25	$14.16	$13.37	$12.37	$11.26	$12.49	$11.98	$11.69	$11.51
Number of accumulation units outstanding at end of period	23,642	24,948	31,512	37,893	79,143	105,256	107,346	93,762	145,882	59,484
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.20	$7.01	$8.11	$7.64	$6.07	$10.23
Value at end of period	$9.80	$8.20	$7.01	$8.11	$7.64	$6.07
Number of accumulation units outstanding at end of period	4,037	3,733	3,065	2,643	2,774	184
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.11	$12.05	$12.47	$10.97	$8.65	$13.80	$14.30	$12.51	$12.05
Value at end of period	$18.80	$14.11	$12.05	$12.47	$10.97	$8.65	$13.80	$14.30	$12.51
Number of accumulation units outstanding at end of period	10,716	18,022	18,081	19,811	20,196	21,597	23,455	13,366	2,976
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.39	$12.06	$12.39	$11.20	$9.27	$12.29	$12.06	$10.87	$10.16
Value at end of period	$16.48	$13.39	$12.06	$12.39	$11.20	$9.27	$12.29	$12.06	$10.87
Number of accumulation units outstanding at end of period	17,679	13,919	18,327	22,493	30,431	45,330	4,262	4,279	5,930
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.58	$28.81	$29.83	$26.87	$21.96	$32.83	$32.43	$28.32	$26.07	$23.15
Value at end of period	$43.05	$32.58	$28.81	$29.83	$26.87	$21.96	$32.83	$32.43	$28.32	$26.07
Number of accumulation units outstanding at end of period	31,033	46,039	61,607	76,247	83,098	100,212	133,609	160,271	197,981	215,679
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.00	$9.95
Value at end of period	$12.32	$10.00
Number of accumulation units outstanding at end of period	2,569	124
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.56	$20.04	$24.84	$20.92	$12.36	$25.69	$18.79	$14.02	$10.54	$9.07
Value at end of period	$21.92	$23.56	$20.04	$24.84	$20.92	$12.36	$25.69	$18.79	$14.02	$10.54
Number of accumulation units outstanding at end of period	28,009	38,052	59,214	76,510	91,157	108,555	155,299	185,189	155,101	143,613

DVA Plus

CFI 11

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$20.63	$17.42	$17.33	$14.28	$11.51	$17.29
Value at end of period	$26.78	$20.63	$17.42	$17.33	$14.28	$11.51
Number of accumulation units outstanding at end of period	1,790	850	855	3,658	171	1,124
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.32	$15.64	$16.06	$12.84	$10.21	$14.77	$15.23	$13.23	$13.63	$10.40
Value at end of period	$25.12	$18.32	$15.64	$16.06	$12.84	$10.21	$14.77	$15.23	$13.23	$13.63
Number of accumulation units outstanding at end of period	15,702	23,225	24,726	36,668	36,313	36,895	41,321	51,711	53,194	59,643
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$10.33	$9.85
Value at end of period	$13.28	$10.33
Number of accumulation units outstanding at end of period	93,702	147,759
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2006)
Value at beginning of period	$16.45	$14.15	$14.02	$12.43	$8.84	$12.37	$11.22	$11.06
Value at end of period	$21.21	$16.45	$14.15	$14.02	$12.43	$8.84	$12.37	$11.22
Number of accumulation units outstanding at end of period	39,614	6,163	22,683	20,553	1,188	0	0	1,313
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.36	$10.06	$10.05
Value at end of period	$14.65	$11.36	$10.06
Number of accumulation units outstanding at end of period	121,024	37,445	47,956
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.56	$23.52	$23.55	$23.14	$21.88	$22.22	$21.28	$20.77	$20.70	$20.69
Value at end of period	$23.42	$23.56	$23.52	$23.55	$23.14	$21.88	$22.22	$21.28	$20.77	$20.70
Number of accumulation units outstanding at end of period	26,572	27,736	32,417	37,468	52,881	74,995	99,687	133,254	158,844	285,548
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.57	$16.78	$17.00	$17.22	$17.39	$17.20	$16.61	$16.08	$15.85	$15.91
Value at end of period	$16.35	$16.57	$16.78	$17.00	$17.22	$17.39	$17.20	$16.61	$16.08	$15.85
Number of accumulation units outstanding at end of period	91,712	90,084	117,755	130,667	271,696	411,578	381,974	255,836	240,199	225,600
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.47	$16.63	$17.14	$14.49	$11.38	$19.32	$17.14	$16.55	$15.40	$13.87
Value at end of period	$24.71	$18.47	$16.63	$17.14	$14.49	$11.38	$19.32	$17.14	$16.55	$15.40
Number of accumulation units outstanding at end of period	54,949	70,279	85,662	108,025	136,577	161,349	218,354	275,575	381,718	423,501
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$30.03	$27.37	$27.30	$25.18	$21.63	$28.23	$27.50	$24.89	$24.51	$22.34
Value at end of period	$35.18	$30.03	$27.37	$27.30	$25.18	$21.63	$28.23	$27.50	$24.89	$24.51
Number of accumulation units outstanding at end of period	64,225	81,131	94,127	119,446	171,112	214,568	282,679	333,087	393,624	435,308
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.65	$17.58	$16.74	$14.92	$11.38	$18.51	$14.72	$11.40	$10.11
Value at end of period	$23.31	$19.65	$17.58	$16.74	$14.92	$11.38	$18.51	$14.72	$11.40
Number of accumulation units outstanding at end of period	9,464	15,940	16,068	19,009	23,711	34,630	40,679	42,966	35,317
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$13.04	$11.60	$11.84	$9.23	$6.63	$10.79	$8.71	$8.20	$7.54	$7.17
Value at end of period	$16.95	$13.04	$11.60	$11.84	$9.23	$6.63	$10.79	$8.71	$8.20	$7.54
Number of accumulation units outstanding at end of period	66,863	69,151	81,518	118,458	161,944	186,892	12,557	18,618	19,598	19,635
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.67	$18.96	$17.62	$15.67	$12.32	$17.47	$16.14	$13.48	$12.27	$11.03
Value at end of period	$25.55	$21.67	$18.96	$17.62	$15.67	$12.32	$17.47	$16.14	$13.48	$12.27
Number of accumulation units outstanding at end of period	21,773	24,380	34,486	32,028	34,727	35,503	50,329	55,418	54,121	50,811

DVA Plus		CFI 12

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.16	$11.17	$11.85	$10.37	$8.46	$13.13	$12.66	$10.99	$10.66
Value at end of period	$15.63	$12.16	$11.17	$11.85	$10.37	$8.46	$13.13	$12.66	$10.99
Number of accumulation units outstanding at end of period	14,272	25,328	28,908	40,016	44,414	52,673	57,004	70,812	75,956
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.73	$13.97	$15.45	$13.52	$9.83	$16.73	$15.94	$13.73	$11.60
Value at end of period	$20.95	$16.73	$13.97	$15.45	$13.52	$9.83	$16.73	$15.94	$13.73
Number of accumulation units outstanding at end of period	11,543	10,117	10,914	11,694	16,522	20,530	35,394	45,711	47,856
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.95	$15.95	$15.48	$13.72	$9.31	$12.17	$11.99	$11.15	$10.83	$10.00
Value at end of period	$18.72	$17.95	$15.95	$15.48	$13.72	$9.31	$12.17	$11.99	$11.15	$10.83
Number of accumulation units outstanding at end of period	98,660	113,220	119,286	156,659	186,391	231,110	289,841	349,854	365,692	447,709
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.79	$19.37	$18.97	$17.84	$15.80	$15.36	$14.28	$13.87	$13.71	$13.25
Value at end of period	$20.17	$20.79	$19.37	$18.97	$17.84	$15.80	$15.36	$14.28	$13.87	$13.71
Number of accumulation units outstanding at end of period	110,297	159,998	184,102	237,001	348,169	373,709	359,568	345,030	366,483	394,419
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.79	$9.19	$8.85	$8.32	$8.25
Value at end of period	$10.09	$9.79	$9.19	$8.85	$8.32
Number of accumulation units outstanding at end of period	31,363	38,636	35,281	35,492	35,528
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.23	$10.07	$10.33	$9.37	$9.22
Value at end of period	$13.15	$11.23	$10.07	$10.33	$9.37
Number of accumulation units outstanding at end of period	68,122	69,974	76,647	90,926	139,459
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.48	$10.43	$10.55	$9.63	$9.50
Value at end of period	$13.12	$11.48	$10.43	$10.55	$9.63
Number of accumulation units outstanding at end of period	97,375	101,001	104,424	64,755	64,028
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.69	$10.75	$10.66	$9.86	$9.75
Value at end of period	$12.70	$11.69	$10.75	$10.66	$9.86
Number of accumulation units outstanding at end of period	36,366	38,929	48,031	43,936	54,725
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.31	$14.46	$14.10	$12.70	$10.85
Value at end of period	$21.19	$16.31	$14.46	$14.10	$12.70
Number of accumulation units outstanding at end of period	16,234	33,214	35,806	39,681	48,549
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.38	$9.12	$9.05	$8.19	$6.72	$6.10
Value at end of period	$13.50	$10.38	$9.12	$9.05	$8.19	$6.72
Number of accumulation units outstanding at end of period	64,718	78,811	104,989	140,441	190,804	200
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.60	$13.63	$13.89	$12.52	$10.64
Value at end of period	$20.24	$15.60	$13.63	$13.73	$12.52
Number of accumulation units outstanding at end of period	0	769	933	0	62

DVA Plus		CFI 13

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$17.78	$15.59	$16.16	$13.01	$10.80
Value at end of period	$23.67	$17.78	$15.59	$16.16	$13.01
Number of accumulation units outstanding at end of period	21,869	27,354	35,831	49,507	65,432
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.61	$10.08	$10.43	$8.46	$6.14	$10.30
Value at end of period	$15.34	$11.61	$10.08	$10.43	$8.46	$6.14
Number of accumulation units outstanding at end of period	2,110	2,682	9,469	5,853	4,676	1,193
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.71	$10.24	$10.83	$8.70	$6.98	$10.01
Value at end of period	$15.99	$11.71	$10.24	$10.83	$8.70	$6.98
Number of accumulation units outstanding at end of period	13,876	20,964	25,183	28,493	30,172	27,785
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.83	$9.54	$9.62	$7.38	$5.72	$8.86	$8.17	$7.37	$6.86	$6.32
Value at end of period	$14.83	$10.83	$9.54	$9.62	$7.38	$5.72	$8.86	$8.17	$7.37	$6.86
Number of accumulation units outstanding at end of period	35,969	55,901	69,381	77,953	92,135	105,140	118,200	130,866	145,130	158,167
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.91	$10.56	$11.00	$8.98	$7.15	$10.48
Value at end of period	$16.15	$11.91	$10.56	$11.00	$8.98	$7.15
Number of accumulation units outstanding at end of period	1,812	1,884	3,331	4,081	1,147	2,477
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$60.69	$53.71	$52.89	$46.99	$35.73	$49.94	$48.47	$42.84	$40.28	$35.00
Value at end of period	$73.20	$60.69	$53.71	$52.89	$46.99	$35.73	$49.94	$48.47	$42.84	$40.28
Number of accumulation units outstanding at end of period	80,458	97,497	119,707	135,507	172,460	202,423	241,206	272,563	326,106	336,587
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$35.78	$30.93	$31.62	$27.87	$22.59	$35.59	$35.00	$29.77	$29.02	$25.59
Value at end of period	$45.82	$35.78	$30.93	$31.62	$27.87	$22.59	$35.59	$35.00	$29.77	$29.02
Number of accumulation units outstanding at end of period	42,185	61,387	73,410	92,010	106,678	124,573	150,187	174,883	215,180	234,788
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.70	$9.14	$9.38	$8.15	$5.79	$10.18	$10.29
Value at end of period	$14.67	$10.70	$9.14	$9.38	$8.15	$5.79	$10.18
Number of accumulation units outstanding at end of period	2,090	5,387	6,056	6,185	10,502	6,953	10,379
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.95	$11.90	$13.76	$12.25	$9.02	$18.10	$15.21	$12.43	$11.22
Value at end of period	$15.74	$13.95	$11.90	$13.76	$12.25	$9.02	$18.10	$15.21	$12.43
Number of accumulation units outstanding at end of period	17,915	28,531	46,986	56,889	64,950	78,284	66,453	96,579	78,640
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.56	$9.02	$10.40	$9.71	$7.46	$12.73	$11.19	$9.66
Value at end of period	$12.50	$10.56	$9.02	$10.40	$9.71	$7.46	$12.73	$11.19
Number of accumulation units outstanding at end of period	65,158	77,935	8,969	14,218	24,208	16,630	19,146	9,873
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.04	$20.83	$22.38	$21.05	$16.12	$27.07	$26.78	$22.26	$20.52	$18.74
Value at end of period	$32.28	$25.04	$20.83	$22.38	$21.05	$16.12	$27.07	$26.78	$22.26	$20.52
Number of accumulation units outstanding at end of period	26,248	31,801	39,471	50,477	68,507	83,731	129,943	174,826	225,122	279,067

DVA Plus

CFI 14

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.00	$11.73	$11.11	$10.63	$10.21	$9.88
Value at end of period	$11.51	$12.00	$11.73	$11.11	$10.63	$10.21
Number of accumulation units outstanding at end of period	5,786	17,748	22,144	17,017	17,659	13,990
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.94	$10.28
Value at end of period	$13.75	$9.94
Number of accumulation units outstanding at end of period	4,619	4,920
PROFUND VP BULL
Value at beginning of period	$9.62	$8.56	$8.67	$7.81	$6.36	$10.34	$10.12	$9.02	$8.89	$8.28
Value at end of period	$12.33	$9.62	$8.56	$8.67	$7.81	$6.36	$10.34	$10.12	$9.02	$8.89
Number of accumulation units outstanding at end of period	2,533	3,608	4,451	4,506	4,810	6,124	9,411	22,769	30,094	41,590
PROFUND VP EUROPE 30
Value at beginning of period	$9.91	$8.62	$9.58	$9.46	$7.24	$13.10	$11.59	$9.99	$9.36	$8.30
Value at end of period	$11.90	$9.91	$8.62	$9.58	$9.46	$7.24	$13.10	$11.59	$9.99	$9.36
Number of accumulation units outstanding at end of period	4,074	4,659	4,769	4,879	5,462	6,271	14,835	15,290	24,845	29,272
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.86	$3.11	$5.04	$6.09	$4.67	$7.62	$8.14	$7.49	$8.24	$9.37
Value at end of period	$3.29	$2.86	$3.11	$5.04	$6.09	$4.67	$7.62	$8.14	$7.49	$8.24
Number of accumulation units outstanding at end of period	510	513	518	649	673	1,824	3,240	5,960	7,352	13,616

Separate Account Annual Charges of 1.40%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.62	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Value at end of period	$28.75	$21.75	$19.83	$21.42	$17.18	$13.94	$19.68	$20.49	$17.41	$16.74
Number of accumulation units outstanding at end of period	731,242	853,085	975,035	1,094,501	1,267,316	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04
Value at end of period	$16.00	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02
Number of accumulation units outstanding at end of period	1,439,398	1,719,739	2,007,400	2,311,978	2,618,208	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.94	$9.60	$9.66	$8.75	$7.19	$9.94
Value at end of period	$13.28	$10.94	$9.60	$9.66	$8.75	$7.19
Number of accumulation units outstanding at end of period	6,907,232	6,536,382	6,393,738	6,373,630	6,199,815	3,167,031
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.74	$9.32	$10.01
Value at end of period	$12.90	$10.74	$9.32
Number of accumulation units outstanding at end of period	227,127	289,952	100,923

DVA Plus

CFI 15

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05	$8.81	$10.02
Value at end of period	$11.73	$10.05	$8.81
Number of accumulation units outstanding at end of period	277,197	207,425	71,083
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.20	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Value at end of period	$21.71	$18.20	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21	$13.59
Number of accumulation units outstanding at end of period	7,946,487	8,740,619	9,594,991	10,785,643	11,391,844	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.87	$12.44	$13.40	$12.07	$9.08	$9.99
Value at end of period	$15.69	$13.87	$12.44	$13.40	$12.07	$9.08
Number of accumulation units outstanding at end of period	2,312,868	2,693,199	2,890,339	2,196,476	1,804,007	296,480
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01	$10.00
Value at end of period	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.77	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$19.59	$13.77	$11.76	$11.39	$10.79	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	2,394,494	1,997,198	2,008,361	2,127,773	2,329,559	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.49	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98
Value at end of period	$16.40	$12.49	$11.07	$11.41	$10.20	$7.94	$13.22	$12.56	$11.89	$10.94
Number of accumulation units outstanding at end of period	1,311,859	1,412,347	1,492,741	1,445,316	1,425,010	1,241,676	1,170,061	1,314,957	1,467,824	273,908
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.20	$10.67	$10.23	$9.78	$8.85	$10.01
Value at end of period	$10.92	$11.20	$10.67	$10.23	$9.78	$8.85
Number of accumulation units outstanding at end of period	6,506,949	7,095,031	7,494,146	8,176,396	7,895,772	4,629,576
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11
Value at end of period	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61	$51.76
Number of accumulation units outstanding at end of period	412,408	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633	1,718,845	1,657,594
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91	$10.06
Value at end of period	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669	7,654

DVA Plus		CFI 16

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40	$10.18
Value at end of period	$11.07	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	3,875,701	4,326,264	4,943,231	6,040,110	5,557,861	5,640,975	1,412,784
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	326,776	188,165	94,586	113,073	7,459
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65	$9.52
Value at end of period	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42	$11.65
Number of accumulation units outstanding at end of period	4,130,890	4,843,072	5,710,571	6,967,702	7,847,444	7,990,043	8,909,282	5,842,433	6,237,950	2,675,497
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89	$12.42
Value at end of period	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	2,544,633	2,841,226	3,129,466	3,338,775	3,218,271	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61	$10.00
Value at end of period	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	13,514,040	13,612,767	15,200,030	16,813,479	18,242,924	18,040,063	7,707,311
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	73,798	47,433	72,547	76,851	5,674
ING GLOBAL PERSPECTIVES PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.20
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	2,055,521
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.46	$8.86	$9.96
Value at end of period	$9.44	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,007,059	1,246,977	1,282,948
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09
Value at end of period	$43.00	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06	$22.13
Number of accumulation units outstanding at end of period	1,221,438	1,555,329	1,732,824	2,021,669	2,632,139	2,510,627	2,063,890	1,643,710	1,542,661	964,040

DVA Plus		CFI 17

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.74	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.87	$9.57	$9.99
Value at end of period	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	15,699,200	17,914,965	19,736,037
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	560,747	952,657	1,068,924	1,477,004	453,760
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Value at end of period	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76
Number of accumulation units outstanding at end of period	718,974	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	900,327	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	701,737	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13
Value at end of period	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65	$11.48
Number of accumulation units outstanding at end of period	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.16	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	985,325	849,883	818,658	1,156,598	1,391,858	139,687
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21
Value at end of period	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253	1,931,362
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86	$10.16
Value at end of period	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346	333,809

DVA Plus		CFI 18

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94
Value at end of period	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01	$25.81
Number of accumulation units outstanding at end of period	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	158,004	62,624	178,839	63,936	3,051
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01
Value at end of period	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91	$10.46
Number of accumulation units outstanding at end of period	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.33	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,923,801	1,723,331	1,622,804	1,415,034	802,705	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38
Value at end of period	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$13.63
Number of accumulation units outstanding at end of period	1,942,461	1,734,757	1,899,433	2,114,063	1,657,419	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.32	$10.27
Value at end of period	$13.26	$10.32
Number of accumulation units outstanding at end of period	26,880,710	30,794,923
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234	26,871	13,651
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.33	$10.05	$10.05
Value at end of period	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	5,395,409	830,633	569,147
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44
Value at end of period	$22.90	$23.07	$23.05	$23.11	$22.72	$21.50	$21.86	$20.96	$20.47	$20.43
Number of accumulation units outstanding at end of period	274,726	378,445	463,361	595,343	738,091	954,519	1,366,149	1,891,473	2,520,744	3,368,052
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74
Value at end of period	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87	$15.66
Number of accumulation units outstanding at end of period	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.16	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76
Value at end of period	$24.27	$18.16	$16.37	$16.88	$14.29	$11.23	$19.09	$16.96	$16.39	$15.26
Number of accumulation units outstanding at end of period	2,430,767	2,853,550	3,313,503	4,057,532	4,446,996	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$29.49	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14
Value at end of period	$34.51	$29.49	$26.90	$26.86	$24.80	$21.33	$27.86	$27.17	$24.62	$24.26
Number of accumulation units outstanding at end of period	2,520,004	2,826,330	3,226,359	3,828,532	4,421,885	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716

DVA Plus		CFI 19

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40	$10.07
Value at end of period	$23.11	$19.50	$17.46	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	2,923,469	3,388,450	3,840,254	3,829,027	4,073,465	4,123,843	3,122,597	1,844,733	1,446,986
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355	457,358	440,238
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01
Value at end of period	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43	$12.23
Number of accumulation units outstanding at end of period	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98	$10.30
Value at end of period	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	581,429	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162	1,137,342
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97	$10.12
Value at end of period	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867	403,465
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.42	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12
Value at end of period	$19.78	$20.42	$19.04	$18.66	$17.57	$15.57	$15.16	$14.11	$13.71	$13.57
Number of accumulation units outstanding at end of period	16,950,107	20,005,159	20,027,467	22,821,794	22,106,766	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317

DVA Plus		CFI 20

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.33	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524	629,227
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	439,059	373,421	310,000	194,823	130,420
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.56	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.65	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31
Value at end of period	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34	$6.84
Number of accumulation units outstanding at end of period	542,408	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.85	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012	686,734
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52
Value at end of period	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17	$39.69
Number of accumulation units outstanding at end of period	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24
Value at end of period	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30	$28.60
Number of accumulation units outstanding at end of period	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543

DVA Plus

CFI 21

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$10.00
Value at end of period	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451	1,361,072
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55
Value at end of period	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99	$20.30
Number of accumulation units outstanding at end of period	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.94	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.93	$10.28
Value at end of period	$13.72	$9.93
Number of accumulation units outstanding at end of period	160,436	191,794
PROFUND VP BULL
Value at beginning of period	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26
Value at end of period	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98	$8.86
Number of accumulation units outstanding at end of period	64,161	80,226	96,088	119,978	139,938	178,757	302,151	644,480	939,625	1,756,560
PROFUND VP EUROPE 30
Value at beginning of period	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28
Value at end of period	$11.75	$9.80	$8.52	$9.49	$9.37	$7.19	$13.02	$11.52	$9.94	$9.33
Number of accumulation units outstanding at end of period	61,749	74,259	85,942	104,606	126,512	152,071	193,438	348,410	492,243	526,719
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Value at end of period	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23
Number of accumulation units outstanding at end of period	238,813	266,658	270,919	290,517	316,599	402,662	538,853	708,583	1,016,831	834,452

Separate Account Annual Charges of 1.45%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.60	$9.78	$10.30	$9.52	$7.99	$10.09
Value at end of period	$11.95	$10.60	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	2,064,329	2,222,715	2,844,719	3,582,001	3,478,113	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85
Value at end of period	$28.59	$21.65	$19.74	$21.34	$17.12	$13.90	$19.63	$20.45	$17.38	$16.72
Number of accumulation units outstanding at end of period	481,241	585,451	662,341	745,402	862,023	1,030,405	1,354,061	1,713,584	2,219,861	2,018,849

DVA Plus

CFI 22

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.62	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03
Value at end of period	$15.89	$12.62	$10.94	$11.03	$9.74	$7.61	$13.50	$13.52	$11.44	$11.00
Number of accumulation units outstanding at end of period	814,707	1,078,100	1,234,843	1,445,627	1,677,580	1,938,740	2,599,569	2,988,235	2,766,838	3,518,649
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.92	$9.59	$9.64	$8.74	$7.19	$9.96
Value at end of period	$13.24	$10.92	$9.59	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	978,999	778,498	716,268	949,847	598,000	407,806
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.73	$9.32	$10.01
Value at end of period	$12.88	$10.73	$9.32
Number of accumulation units outstanding at end of period	98,282	78,748	30,524
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.04	$8.81	$10.09
Value at end of period	$11.72	$10.04	$8.81
Number of accumulation units outstanding at end of period	59,937	62,247	30,890
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$18.12	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62
Value at end of period	$21.60	$18.12	$15.68	$18.58	$17.67	$12.60	$22.22	$18.88	$16.19	$13.58
Number of accumulation units outstanding at end of period	1,833,962	2,174,367	2,600,492	3,345,875	3,911,755	3,913,609	4,971,820	4,807,445	4,245,594	3,292,334
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.84	$12.42	$13.39	$12.06	$9.08	$10.01
Value at end of period	$15.64	$13.84	$12.42	$13.39	$12.06	$9.08
Number of accumulation units outstanding at end of period	444,651	517,373	606,194	249,072	162,369	18,872
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00	$9.98
Value at end of period	$20.43	$14.93	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	924,338	846,060	1,007,997	1,011,816	1,123,724	797,643	1,063,040	604,582	613,541
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.71	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90	$9.95
Value at end of period	$19.50	$13.71	$11.72	$11.35	$10.76	$9.09	$12.94	$12.09	$10.78	$9.90
Number of accumulation units outstanding at end of period	924,298	843,516	933,627	1,103,711	1,351,008	1,526,712	1,733,494	1,995,610	2,117,858	347,886
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.73	$12.15	$11.00	$10.58	$9.92
Value at end of period	$11.45	$12.73	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	809,299	1,661,316	1,786,974	1,086,065	908,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.43	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97
Value at end of period	$16.30	$12.43	$11.02	$11.36	$10.16	$7.92	$13.19	$12.53	$11.87	$10.92
Number of accumulation units outstanding at end of period	551,304	646,496	904,766	908,450	1,018,508	1,056,496	1,301,207	1,492,559	1,781,693	289,685
ING BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.17	$10.65	$10.22	$9.78	$8.84	$10.04
Value at end of period	$10.89	$11.17	$10.65	$10.22	$9.78	$8.84
Number of accumulation units outstanding at end of period	654,315	907,088	1,124,833	1,208,035	1,319,855	738,443

DVA Plus		CFI 23

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62	$11.17
Value at end of period	$12.79	$12.51	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	200,092	265,526	331,412	393,756	503,512	700,495	734,011	424,008
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77
Value at end of period	$82.08	$81.61	$71.67	$66.42	$52.66	$39.32	$64.90	$80.06	$59.02	$51.28
Number of accumulation units outstanding at end of period	258,685	327,757	390,039	492,690	598,470	691,765	925,650	1,476,189	1,530,874	1,897,527
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91	$9.95
Value at end of period	$13.52	$10.18	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12	$9.91
Number of accumulation units outstanding at end of period	436,661	490,049	575,208	622,915	673,194	683,783	450,278	293,156	13,666
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05	$9.95
Value at end of period	$14.97	$10.85	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	200,359	247,389	302,379	391,648	562,710	687,982	722,546	405,954
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.97	$7.72	$8.62	$7.01	$5.84	$10.40	$10.00
Value at end of period	$11.03	$8.97	$7.72	$8.62	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	214,993	250,765	254,542	552,043	183,533	176,769	195,221
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.60	$7.16	$8.79	$9.81	$9.75
Value at end of period	$10.63	$8.60	$7.16	$8.79	$9.81
Number of accumulation units outstanding at end of period	35,123	37,879	25,121	22,581	4,083
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50
Value at end of period	$23.04	$17.19	$15.22	$17.34	$13.71	$9.99	$16.66	$14.77	$13.39	$11.62
Number of accumulation units outstanding at end of period	2,217,958	2,845,655	3,550,565	4,704,576	5,452,120	6,169,727	7,733,886	5,449,288	6,072,495	3,545,777
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92	$9.99
Value at end of period	$14.14	$12.51	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	1,295,543	1,391,383	1,455,775	1,463,809	1,751,595	1,397,558	1,739,831	755,287
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88	$12.42
Value at end of period	$13.75	$10.93	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	348,558	414,601	435,094	544,883	569,660	612,272	738,661
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60	$10.00
Value at end of period	$11.59	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	994,724	863,771	972,147	1,056,405	1,221,497	1,215,629	630,620
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.81	$10.40	$11.01	$10.26	$10.08
Value at end of period	$13.84	$11.81	$10.40	$11.01	$10.26
Number of accumulation units outstanding at end of period	7,532	2,241	7,398	4,702	6,842

DVA Plus		CFI 24

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL PERSPECTIVES PORTFOLIO
(Funds were first received in this option during July 2013)
Value at beginning of period	$9.93
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	1,534
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.45	$8.85	$9.96
Value at end of period	$9.42	$8.45	$8.85
Number of accumulation units outstanding at end of period	336,196	357,163	346,104
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$37.87	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91
Value at end of period	$42.40	$37.87	$39.56	$44.18	$36.85	$27.19	$46.77	$35.61	$29.76	$21.93
Number of accumulation units outstanding at end of period	478,640	624,733	774,669	964,542	1,245,481	1,343,730	1,693,349	1,625,831	1,634,532	1,054,905
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.72	$7.69	$8.12	$7.78	$6.08	$9.95
Value at end of period	$9.77	$8.72	$7.69	$8.12	$7.78	$6.08
Number of accumulation units outstanding at end of period	222,338	240,900	261,667	333,061	577,217	252,302
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.86	$9.56	$9.99
Value at end of period	$13.92	$10.86	$9.56
Number of accumulation units outstanding at end of period	3,836,159	4,707,103	5,571,491
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$12.57	$9.78	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	4,473,075	5,894,655	7,309,908	5,553,955	6,354,228	5,498,422	3,297
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.97	$11.04	$13.73	$12.96	$9.99
Value at end of period	$14.29	$13.97	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	93,168	118,685	110,735	166,799	104,665
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Value at end of period	$14.20	$10.86	$9.66	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74
Number of accumulation units outstanding at end of period	423,824	651,811	715,155	884,341	938,032	1,042,303	1,270,440	1,403,789	1,565,900	2,210,160
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Value at end of period	$22.03	$16.65	$14.39	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76
Number of accumulation units outstanding at end of period	223,131	281,879	324,303	401,903	504,402	588,432	813,865	977,910	881,061	1,090,890
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53
Value at end of period	$22.08	$15.75	$14.25	$14.60	$12.10	$9.86	$15.08	$16.37	$14.63	$13.83
Number of accumulation units outstanding at end of period	139,132	177,088	214,788	286,449	340,526	403,831	574,391	720,706	718,707	892,876
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12
Value at end of period	$14.73	$15.00	$13.96	$13.20	$12.23	$11.15	$12.39	$11.89	$11.63	$11.46
Number of accumulation units outstanding at end of period	1,551,460	1,883,109	2,424,393	2,524,418	2,778,230	3,181,205	3,633,088	3,602,733	4,187,265	2,689,507

DVA Plus

CFI 25

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.14	$6.97	$8.08	$7.62	$6.06	$10.32
Value at end of period	$9.71	$8.14	$6.97	$8.08	$7.62	$6.06
Number of accumulation units outstanding at end of period	300,509	234,663	222,875	692,293	588,677	37,212
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44	$12.20
Value at end of period	$18.47	$13.89	$11.87	$12.31	$10.85	$8.56	$13.68	$14.20	$12.44
Number of accumulation units outstanding at end of period	350,202	268,299	355,315	412,903	304,404	328,003	359,818	270,574	233,506
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.16
Value at end of period	$16.26	$13.24	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	508,036	521,622	590,503	765,973	864,371	1,127,556	229,881	178,095	133,887
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79
Value at end of period	$41.74	$31.64	$28.02	$29.06	$26.21	$21.46	$32.13	$31.78	$27.80	$25.63
Number of accumulation units outstanding at end of period	602,131	709,660	892,020	1,110,882	1,374,453	1,628,583	1,910,350	2,426,396	2,551,630	2,712,774
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.95	$9.39	$11.04	$9.86	$9.78
Value at end of period	$12.24	$9.95	$9.39	$11.04	$9.86
Number of accumulation units outstanding at end of period	29,519	8,760	13,788	143,529	465
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99
Value at end of period	$21.39	$23.03	$19.62	$24.36	$20.55	$12.15	$25.31	$18.54	$13.86	$10.43
Number of accumulation units outstanding at end of period	952,323	1,199,195	1,355,402	1,650,884	2,201,064	2,324,744	3,353,332	3,196,021	3,050,097	2,350,722
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$20.30	$17.16	$17.10	$14.11	$11.40	$17.27	$17.13
Value at end of period	$26.31	$20.30	$17.16	$17.10	$14.11	$11.40	$17.27
Number of accumulation units outstanding at end of period	340,044	323,908	246,210	286,692	161,752	141,570	26,148
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37
Value at end of period	$24.68	$18.03	$15.41	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63
Number of accumulation units outstanding at end of period	883,036	972,834	1,125,310	1,465,971	1,196,490	1,267,700	1,611,101	1,843,557	1,822,537	2,268,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.32	$10.27
Value at end of period	$13.25	$10.32
Number of accumulation units outstanding at end of period	6,510,996	8,011,707
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48	$9.70
Value at end of period	$20.90	$16.24	$13.98	$13.88	$12.33	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	1,462,907	963,656	1,126,811	595,332	487,747	66,305	46,371	80,432	44,527	67,584
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.32	$10.05	$10.05
Value at end of period	$14.58	$11.32	$10.05
Number of accumulation units outstanding at end of period	2,959,548	608,917	698,403

DVA Plus

CFI 26

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22
Value at end of period	$22.55	$22.72	$22.71	$22.78	$22.41	$21.22	$21.59	$20.71	$20.24	$20.20
Number of accumulation units outstanding at end of period	255,577	332,285	452,611	632,793	818,082	1,000,792	1,372,590	1,704,928	2,089,838	2,758,488
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55
Value at end of period	$15.75	$15.97	$16.21	$16.44	$16.68	$16.88	$16.72	$16.16	$15.67	$15.47
Number of accumulation units outstanding at end of period	2,960,758	3,221,646	4,121,705	4,765,149	7,031,809	12,640,768	6,145,443	5,853,638	5,927,359	6,868,172
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.01	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71
Value at end of period	$24.05	$18.01	$16.24	$16.76	$14.19	$11.16	$18.97	$16.86	$16.31	$15.19
Number of accumulation units outstanding at end of period	1,357,005	1,667,854	2,006,518	2,766,340	3,055,301	3,567,580	4,731,700	4,993,337	6,003,474	6,723,135
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$29.21	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03
Value at end of period	$34.17	$29.21	$26.66	$26.63	$24.60	$21.17	$27.67	$26.99	$24.47	$24.13
Number of accumulation units outstanding at end of period	1,337,333	1,648,694	2,059,778	2,522,511	3,182,051	3,671,981	4,561,391	5,305,680	6,154,565	7,209,493
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.43	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39	$10.05
Value at end of period	$23.01	$19.43	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	808,254	1,092,956	1,294,310	1,393,872	1,617,463	2,130,158	2,520,966	2,108,567	1,762,551
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50	$7.13
Value at end of period	$16.63	$12.81	$11.41	$11.67	$9.11	$6.56	$10.68	$8.64	$8.15	$7.50
Number of accumulation units outstanding at end of period	2,202,017	2,238,891	2,735,925	3,660,850	3,762,445	4,001,366	400,352	507,772	658,676	725,386
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00
Value at end of period	$25.10	$21.33	$18.69	$17.39	$15.49	$12.20	$17.32	$16.02	$13.40	$12.22
Number of accumulation units outstanding at end of period	657,998	797,870	900,513	1,120,563	1,119,057	1,204,902	1,544,219	1,777,302	1,684,842	1,290,721
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.29
Value at end of period	$15.43	$12.02	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	216,634	262,250	329,597	372,241	413,573	449,248	663,930	779,945	853,112
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23
Value at end of period	$20.58	$16.47	$13.77	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66
Number of accumulation units outstanding at end of period	176,008	161,063	194,956	174,331	212,511	273,401	303,484	314,611	160,069
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82	$10.00
Value at end of period	$18.44	$17.72	$15.77	$15.32	$13.61	$9.24	$12.11	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	1,665,298	2,184,092	2,491,020	2,933,389	3,043,266	3,714,547	5,106,391	6,212,198	6,765,562	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$20.23	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06
Value at end of period	$19.59	$20.23	$18.87	$18.50	$17.44	$15.46	$15.05	$14.02	$13.63	$13.50
Number of accumulation units outstanding at end of period	3,966,676	6,079,110	6,848,413	7,771,156	9,036,505	8,505,214	6,113,758	5,734,099	6,258,247	7,272,611
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.74	$9.16	$8.84	$8.31	$8.25
Value at end of period	$10.02	$9.74	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	1,484,592	2,511,509	2,424,076	2,284,321	1,878,967

DVA Plus		CFI 27

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.17	$10.04	$10.31	$9.37	$9.22
Value at end of period	$13.07	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	8,311,637	9,179,579	10,424,293	11,613,550	12,837,062
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.43	$10.39	$10.54	$9.63	$9.49
Value at end of period	$13.03	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	5,882,523	6,458,891	7,416,905	8,432,784	9,436,744
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	4,251,012	4,795,887	5,638,396	5,981,284	6,824,537
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.21	$14.40	$14.06	$12.68	$10.27
Value at end of period	$21.04	$16.21	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	895,848	1,037,401	1,193,971	1,210,244	1,395,258
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.30	$9.07	$9.01	$8.16	$6.71	$10.13
Value at end of period	$13.38	$10.30	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	1,932,569	2,420,201	2,812,730	4,030,871	5,261,284	243,155
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.51	$13.58	$13.70	$12.51	$10.35
Value at end of period	$20.10	$15.51	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	125,461	166,446	166,253	175,163	61,958
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.68	$15.53	$16.11	$12.99	$10.40
Value at end of period	$23.50	$17.68	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	588,443	707,299	887,614	1,117,706	1,349,863
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.53	$10.02	$10.39	$8.44	$6.13	$10.33
Value at end of period	$15.21	$11.53	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	401,310	352,708	441,768	667,996	567,439	121,499
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.62	$10.18	$10.78	$8.68	$6.97	$10.06
Value at end of period	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	744,447	662,815	832,166	1,415,119	1,266,182	1,152,601
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30
Value at end of period	$14.54	$10.64	$9.39	$9.48	$7.28	$5.65	$8.77	$8.10	$7.32	$6.82
Number of accumulation units outstanding at end of period	582,841	695,269	806,024	964,109	1,126,157	1,241,548	1,710,022	2,086,323	2,459,626	2,646,721
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.83	$10.50	$10.95	$8.96	$7.15	$10.08
Value at end of period	$16.01	$11.83	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	242,690	246,640	301,151	435,427	436,482	366,888

DVA Plus		CFI 28

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21
Value at end of period	$70.48	$58.52	$51.87	$51.16	$45.52	$34.67	$48.53	$47.17	$41.75	$39.32
Number of accumulation units outstanding at end of period	1,857,652	2,216,025	2,647,508	3,275,890	3,886,619	4,433,309	5,403,692	6,132,011	6,790,538	7,138,949
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02
Value at end of period	$44.12	$34.51	$29.87	$30.58	$27.00	$21.92	$34.59	$34.06	$29.01	$28.33
Number of accumulation units outstanding at end of period	1,276,446	1,533,522	1,894,792	2,201,856	2,517,735	2,795,600	3,219,736	3,716,231	4,138,394	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17	$9.93
Value at end of period	$14.52	$10.61	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	763,626	752,802	460,502	470,209	703,913	141,482	282,096
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.02
Value at end of period	$15.54	$13.79	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	556,772	668,373	772,576	908,034	1,045,341	1,284,421	1,712,461	1,397,026	1,396,185
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18	$10.09
Value at end of period	$12.35	$10.45	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	2,286,338	2,630,314	719,050	1,151,323	1,511,460	1,045,633	545,889	84,091
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42
Value at end of period	$31.25	$24.28	$20.23	$21.77	$20.50	$15.73	$26.45	$26.21	$21.81	$20.14
Number of accumulation units outstanding at end of period	670,692	812,061	996,405	1,229,607	1,427,683	1,551,009	1,916,797	2,353,566	2,442,312	2,907,288
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.91	$11.67	$11.07	$10.61	$10.20	$9.95
Value at end of period	$11.41	$11.91	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	672,358	1,166,878	1,615,557	1,016,026	1,320,634	1,644,114
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.93	$10.28
Value at end of period	$13.71	$9.93
Number of accumulation units outstanding at end of period	156,267	209,321
PROFUND VP BULL
Value at beginning of period	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25
Value at end of period	$12.09	$9.45	$8.42	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84
Number of accumulation units outstanding at end of period	146,571	176,369	229,572	349,659	384,448	417,520	572,332	1,738,324	2,472,451	3,671,891
PROFUND VP EUROPE 30
Value at beginning of period	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Value at end of period	$11.68	$9.74	$8.48	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31
Number of accumulation units outstanding at end of period	55,207	76,226	95,230	115,157	137,957	176,707	253,884	342,749	603,121	795,586
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Value at end of period	$3.23	$2.82	$3.07	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22
Number of accumulation units outstanding at end of period	91,758	126,120	142,733	153,552	178,986	238,350	365,721	540,756	766,103	1,079,664

DVA Plus

CFI 29

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.55%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.55	$9.74	$10.27	$9.50	$7.98	$10.09
Value at end of period	$11.88	$10.55	$9.74	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	5,616,905	5,426,192	6,268,257	6,150,538	5,374,596	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84
Value at end of period	$28.29	$21.43	$19.57	$21.18	$17.01	$13.82	$19.54	$20.37	$17.34	$16.70
Number of accumulation units outstanding at end of period	266,090	308,082	339,946	390,405	436,197	489,524	636,374	809,299	870,781	243,006
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.47	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01
Value at end of period	$15.69	$12.47	$10.82	$10.92	$9.65	$7.55	$13.41	$13.45	$11.39	$10.96
Number of accumulation units outstanding at end of period	575,553	654,861	724,711	805,806	908,524	1,074,633	1,402,319	1,224,823	855,634	629,373
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.86	$9.55	$9.62	$8.72	$7.18	$9.94
Value at end of period	$13.17	$10.86	$9.55	$9.62	$8.72	$7.18
Number of accumulation units outstanding at end of period	2,174,245	1,944,059	1,943,499	1,965,775	1,982,773	1,209,036
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.70	$9.31	$10.01
Value at end of period	$12.84	$10.70	$9.31
Number of accumulation units outstanding at end of period	145,831	114,245	72,673
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.02	$8.80	$10.11
Value at end of period	$11.68	$10.02	$8.80
Number of accumulation units outstanding at end of period	133,986	88,050	44,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.94	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Value at end of period	$21.38	$17.94	$15.54	$18.44	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56
Number of accumulation units outstanding at end of period	3,990,001	4,264,151	4,631,701	5,524,450	6,070,334	5,544,295	5,196,962	3,644,174	1,989,030	520,072
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.78	$12.38	$13.36	$12.04	$9.08	$9.99
Value at end of period	$15.56	$13.78	$12.38	$13.36	$12.04	$9.08
Number of accumulation units outstanding at end of period	894,465	936,360	1,033,158	537,593	494,295	84,690
ING BARON GROWTH PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99	$9.89
Value at end of period	$20.25	$14.81	$12.57	$12.49	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	2,388,971	2,279,955	2,421,462	2,432,509	2,345,939	2,106,592	1,741,644	951,908	352,010
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.59	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90	$9.95
Value at end of period	$19.31	$13.59	$11.62	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	1,747,429	1,252,706	1,241,429	1,283,559	1,392,824	1,357,625	996,338	715,471	431,426	38,044

DVA Plus

CFI 30

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.68	$12.11	$10.98	$10.57	$9.89
Value at end of period	$11.40	$12.68	$12.11	$10.98	$10.57
Number of accumulation units outstanding at end of period	1,724,643	4,022,879	2,955,636	1,170,759	851,377
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.29	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96
Value at end of period	$16.11	$12.29	$10.91	$11.26	$10.08	$7.86	$13.11	$12.48	$11.83	$10.89
Number of accumulation units outstanding at end of period	668,032	695,374	1,073,438	705,924	619,758	607,182	434,531	312,728	331,262	31,998
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.12	$10.60	$10.19	$9.76	$8.84	$10.00
Value at end of period	$10.82	$11.12	$10.60	$10.19	$9.76	$8.84
Number of accumulation units outstanding at end of period	2,537,059	2,929,446	2,887,043	3,023,319	3,000,414	1,811,922
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61	$11.04
Value at end of period	$12.69	$12.43	$10.05	$10.77	$9.43	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	768,231	863,255	969,147	1,095,177	1,244,389	1,357,650	1,111,928	489,074
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25
Value at end of period	$80.15	$79.76	$70.13	$65.05	$51.63	$38.59	$63.75	$78.73	$58.10	$50.53
Number of accumulation units outstanding at end of period	287,952	312,800	360,742	424,192	497,924	581,354	780,245	989,835	829,769	653,475
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91	$9.96
Value at end of period	$13.41	$10.11	$9.14	$9.74	$8.83	$6.82	$11.39	$11.11	$9.91
Number of accumulation units outstanding at end of period	1,717,969	1,821,960	1,898,291	2,217,712	2,116,674	2,268,505	1,263,874	633,408	1,991
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04	$10.05
Value at end of period	$14.85	$10.78	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	795,635	903,195	991,485	1,117,333	1,318,915	1,531,120	1,084,038	454,471
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.93	$7.68	$8.59	$6.99	$5.83	$10.40	$10.00
Value at end of period	$10.96	$8.93	$7.68	$8.59	$6.99	$5.83	$10.40
Number of accumulation units outstanding at end of period	1,185,772	1,209,350	1,171,178	2,116,682	1,290,282	1,436,110	624,411
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.57	$7.15	$8.77	$9.81	$9.71
Value at end of period	$10.59	$8.57	$7.15	$8.77	$9.81
Number of accumulation units outstanding at end of period	235,984	146,141	38,211	17,995	1,961
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47
Value at end of period	$22.73	$16.98	$15.04	$17.16	$13.58	$9.91	$16.54	$14.67	$13.32	$11.57
Number of accumulation units outstanding at end of period	2,695,690	3,067,354	3,466,026	4,529,413	4,575,462	5,010,769	5,667,698	3,014,114	2,687,106	580,268
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91	$10.00
Value at end of period	$14.03	$12.43	$11.21	$11.11	$9.98	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,813,187	2,862,155	2,799,708	2,754,551	2,779,793	2,309,772	2,111,386	798,913

DVA Plus

CFI 31

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87	$12.42
Value at end of period	$13.66	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	1,155,866	1,189,648	1,265,714	1,342,009	1,357,139	1,499,276	1,229,968
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.43	$8.26	$8.50	$7.79	$6.08	$9.60	$10.00
Value at end of period	$11.51	$9.43	$8.26	$8.50	$7.79	$6.08	$9.60
Number of accumulation units outstanding at end of period	4,722,524	4,856,020	5,275,014	5,865,447	6,423,292	6,748,633	3,664,178
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.78	$10.38	$11.00	$10.26	$10.08
Value at end of period	$13.78	$11.78	$10.38	$11.00	$10.26
Number of accumulation units outstanding at end of period	37,398	18,969	16,012	16,699	5,356
ING GLOBAL PERSPECTIVES PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.14
Value at end of period	$10.40
Number of accumulation units outstanding at end of period	143,304
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.43	$8.85	$9.96
Value at end of period	$9.40	$8.43	$8.85
Number of accumulation units outstanding at end of period	1,014,949	729,690	673,859
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$37.02	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62
Value at end of period	$41.40	$37.02	$38.70	$43.27	$36.13	$26.69	$45.95	$35.02	$29.30	$21.61
Number of accumulation units outstanding at end of period	943,100	1,081,827	1,218,903	1,430,152	1,758,130	1,764,773	1,716,584	1,344,496	930,199	538,575
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.68	$7.66	$8.09	$7.76	$6.07	$9.95
Value at end of period	$9.71	$8.68	$7.66	$8.09	$7.76	$6.07
Number of accumulation units outstanding at end of period	1,120,106	1,217,735	1,363,797	1,538,407	1,771,924	1,417,425
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.83	$9.55	$9.99
Value at end of period	$13.88	$10.83	$9.55
Number of accumulation units outstanding at end of period	7,258,644	8,070,041	8,647,939
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95	$9.83
Value at end of period	$12.49	$9.73	$8.56	$8.74	$7.80	$6.09	$9.95
Number of accumulation units outstanding at end of period	3,517,921	3,912,778	4,432,990	2,208,411	2,466,114	1,706,786	8,086
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.91	$11.01	$13.71	$12.95	$9.99
Value at end of period	$14.22	$13.91	$11.01	$13.71	$12.95
Number of accumulation units outstanding at end of period	223,717	319,776	340,434	384,994	241,620
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94
Value at end of period	$14.02	$10.73	$9.56	$9.74	$8.71	$7.19	$11.66	$11.31	$10.05	$9.71
Number of accumulation units outstanding at end of period	420,962	557,532	604,682	647,790	705,055	923,149	1,049,107	827,701	506,320	199,344

DVA Plus		CFI 32

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25	$10.09
Value at end of period	$19.25	$14.57	$12.61	$12.98	$10.85	$8.38	$13.67	$13.19	$12.28	$11.25
Number of accumulation units outstanding at end of period	523,334	593,513	638,560	702,179	793,765	978,688	1,082,008	1,002,636	617,687	66,748
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71	$10.06
Value at end of period	$18.52	$13.22	$11.98	$12.29	$10.19	$8.31	$12.73	$13.83	$12.38	$11.71
Number of accumulation units outstanding at end of period	391,901	439,286	476,731	519,025	583,023	725,123	842,859	784,269	430,599	53,654
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10
Value at end of period	$14.56	$14.84	$13.82	$13.08	$12.13	$11.08	$12.32	$11.84	$11.58	$11.43
Number of accumulation units outstanding at end of period	6,617,969	6,205,520	6,827,350	7,515,594	7,582,620	7,875,077	7,466,953	4,026,439	1,037,954	433,079
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.10	$6.94	$8.06	$7.60	$6.06	$10.30
Value at end of period	$9.66	$8.10	$6.94	$8.06	$7.60	$6.06
Number of accumulation units outstanding at end of period	567,181	331,557	313,062	667,677	780,457	94,606
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39	$11.96
Value at end of period	$18.26	$13.74	$11.76	$12.20	$10.76	$8.50	$13.60	$14.14	$12.39
Number of accumulation units outstanding at end of period	948,040	815,825	847,673	839,486	896,353	881,846	629,662	423,505	225,904
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85	$10.16
Value at end of period	$16.12	$13.14	$11.86	$12.21	$11.07	$9.19	$12.21	$12.01	$10.85
Number of accumulation units outstanding at end of period	878,412	726,990	795,736	858,504	916,529	999,855	423,607	250,190	199,397
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59
Value at end of period	$40.95	$31.07	$27.55	$28.60	$25.82	$21.16	$31.72	$31.40	$27.50	$25.38
Number of accumulation units outstanding at end of period	1,785,140	1,801,828	1,976,047	2,293,500	2,632,002	3,137,304	3,733,208	4,414,173	4,924,061	5,419,465
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.92	$9.37	$11.03	$9.86	$9.88
Value at end of period	$12.19	$9.92	$9.37	$11.03	$9.86
Number of accumulation units outstanding at end of period	91,062	31,605	281,365	37,653	1,762
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93
Value at end of period	$21.05	$22.69	$19.35	$24.04	$20.30	$12.02	$25.05	$18.38	$13.75	$10.36
Number of accumulation units outstanding at end of period	2,471,939	2,427,330	2,514,898	2,700,954	3,369,046	3,336,198	3,247,569	2,464,481	1,806,293	1,216,614
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.24	$10.36	$10.34	$8.54	$6.90	$10.19
Value at end of period	$15.85	$12.24	$10.36	$10.34	$8.54	$6.90
Number of accumulation units outstanding at end of period	1,176,720	871,968	628,779	635,346	334,741	519,822
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36
Value at end of period	$24.39	$17.83	$15.26	$15.71	$12.59	$10.04	$14.56	$15.05	$13.11	$13.63
Number of accumulation units outstanding at end of period	1,006,482	834,365	1,344,449	1,345,723	674,535	685,118	903,332	732,570	472,909	233,264

DVA Plus

CFI 33

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.31	$10.27
Value at end of period	$13.22	$10.31
Number of accumulation units outstanding at end of period	12,273,822	13,411,304
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48	$10.00
Value at end of period	$20.70	$16.09	$13.88	$13.78	$12.25	$8.74	$12.25	$11.15	$10.72	$10.48
Number of accumulation units outstanding at end of period	3,763,478	905,337	993,020	710,705	734,625	52,587	23,973	34,174	18,300	1,868
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.30	$10.04	$10.05
Value at end of period	$14.54	$11.30	$10.04
Number of accumulation units outstanding at end of period	2,877,955	340,097	302,100
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98
Value at end of period	$22.05	$22.24	$22.26	$22.35	$22.01	$20.86	$21.24	$20.40	$19.96	$19.94
Number of accumulation units outstanding at end of period	225,856	270,146	308,130	364,324	451,036	563,814	729,940	949,165	1,251,815	1,693,679
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39
Value at end of period	$15.42	$15.66	$15.91	$16.16	$16.41	$16.61	$16.47	$15.94	$15.47	$15.29
Number of accumulation units outstanding at end of period	3,899,713	4,509,255	6,569,786	5,366,980	6,925,003	11,654,931	5,008,409	3,712,286	3,236,339	2,859,998
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.70	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60
Value at end of period	$23.62	$17.70	$15.98	$16.51	$13.99	$11.02	$18.75	$16.68	$16.15	$15.06
Number of accumulation units outstanding at end of period	2,005,392	2,143,105	2,348,766	2,779,073	3,110,065	3,538,269	4,085,294	4,590,397	5,390,136	6,191,793
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$28.68	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83
Value at end of period	$33.51	$28.68	$26.20	$26.20	$24.22	$20.87	$27.30	$26.66	$24.19	$23.88
Number of accumulation units outstanding at end of period	1,734,036	1,874,718	2,081,280	2,350,087	2,710,246	3,028,687	3,465,477	4,108,202	4,628,389	4,961,026
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.28	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38	$10.07
Value at end of period	$22.80	$19.28	$17.28	$16.50	$14.74	$11.28	$18.39	$14.66	$11.38
Number of accumulation units outstanding at end of period	2,132,631	2,343,063	2,669,155	2,876,422	3,087,314	3,363,382	2,981,525	1,324,190	704,604
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47	$7.11
Value at end of period	$16.41	$12.66	$11.29	$11.56	$9.03	$6.51	$10.61	$8.59	$8.11	$7.47
Number of accumulation units outstanding at end of period	3,124,364	2,506,150	2,718,315	2,982,870	3,271,761	3,224,478	36,544	48,053	74,612	72,972
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98
Value at end of period	$24.80	$21.10	$18.51	$17.24	$15.37	$12.11	$17.23	$15.95	$13.35	$12.18
Number of accumulation units outstanding at end of period	1,290,847	1,257,087	1,167,129	1,415,808	1,168,866	1,078,572	1,244,867	1,070,037	790,792	244,553
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97	$10.17
Value at end of period	$15.29	$11.92	$10.98	$11.69	$10.24	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	185,226	198,164	228,589	188,808	176,349	209,565	251,408	305,987	193,802

DVA Plus

CFI 34

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95	$10.12
Value at end of period	$17.87	$14.31	$11.98	$13.28	$11.65	$8.49	$14.49	$13.84	$11.95
Number of accumulation units outstanding at end of period	629,222	598,783	663,516	662,061	726,173	832,152	782,650	489,270	130,405
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$18.26	$17.56	$15.64	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	2,275,773	2,171,409	2,042,969	2,059,551	1,781,395	2,182,503	2,929,725	3,362,115	3,361,552	3,547,230
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.85	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94
Value at end of period	$19.21	$19.85	$18.54	$18.20	$17.17	$15.24	$14.85	$13.84	$13.48	$13.36
Number of accumulation units outstanding at end of period	8,476,280	12,354,796	10,751,968	11,610,811	12,123,138	10,313,407	4,362,458	2,577,101	2,293,825	1,773,851
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.71	$9.14	$8.83	$8.31	$8.25
Value at end of period	$9.98	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	3,467,598	4,849,138	4,199,403	3,445,032	2,936,003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.14	$10.01	$10.30	$9.37	$9.22
Value at end of period	$13.01	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	32,690,127	34,865,974	37,773,447	40,492,715	44,077,032
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.39	$10.37	$10.52	$9.63	$9.49
Value at end of period	$12.98	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	18,422,570	19,744,287	21,149,319	22,990,155	25,122,621
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.60	$10.69	$10.63	$9.86	$9.75
Value at end of period	$12.57	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	10,095,024	10,690,851	12,059,152	12,371,740	13,291,121
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.15	$14.36	$14.04	$12.68	$10.20
Value at end of period	$20.94	$16.15	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	459,818	494,495	302,868	253,938	271,573
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.25	$9.04	$8.99	$8.15	$6.70	$10.09
Value at end of period	$13.30	$10.25	$9.04	$8.99	$8.15	$6.70
Number of accumulation units outstanding at end of period	3,931,171	4,012,506	4,354,219	5,375,801	5,953,643	348,627
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.45	$13.54	$13.67	$12.50	$10.59
Value at end of period	$20.00	$15.45	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	268,240	239,511	223,897	170,983	59,990
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.61	$15.49	$16.08	$12.98	$10.40
Value at end of period	$23.39	$17.61	$15.49	$16.08	$12.98
Number of accumulation units outstanding at end of period	1,345,610	1,459,171	1,615,359	1,976,186	2,056,517

DVA Plus		CFI 35

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.47	$9.99	$10.36	$8.42	$6.12	$10.48
Value at end of period	$15.12	$11.47	$9.99	$10.36	$8.42	$6.12
Number of accumulation units outstanding at end of period	1,164,137	720,547	750,481	1,182,184	826,408	299,431
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.57	$10.14	$10.75	$8.66	$6.96	$10.02
Value at end of period	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	1,454,537	887,425	895,974	1,667,335	949,289	830,338
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28
Value at end of period	$14.36	$10.51	$9.29	$9.39	$7.22	$5.61	$8.71	$8.06	$7.28	$6.80
Number of accumulation units outstanding at end of period	132,518	148,942	169,269	196,789	217,723	243,159	313,722	514,893	434,882	208,033
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.77	$10.46	$10.92	$8.95	$7.14	$10.05
Value at end of period	$15.92	$11.77	$10.46	$10.92	$8.95	$7.14
Number of accumulation units outstanding at end of period	485,570	446,247	527,871	579,000	634,300	469,428
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75
Value at end of period	$68.82	$57.20	$50.75	$50.10	$44.63	$34.02	$47.67	$46.39	$41.10	$38.74
Number of accumulation units outstanding at end of period	3,145,485	3,241,919	3,524,504	3,920,389	4,481,696	4,590,193	4,752,060	4,508,693	4,202,039	3,381,218
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68
Value at end of period	$43.08	$33.73	$29.23	$29.95	$26.47	$21.51	$33.98	$33.49	$28.56	$27.91
Number of accumulation units outstanding at end of period	1,200,426	1,347,904	1,582,040	1,584,809	1,703,061	1,752,665	1,738,081	1,914,995	2,000,178	1,981,687
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16	$10.10
Value at end of period	$14.42	$10.54	$9.03	$9.29	$8.10	$5.77	$10.16
Number of accumulation units outstanding at end of period	1,930,895	1,198,570	872,881	812,616	1,055,201	342,675	209,945
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40	$10.13
Value at end of period	$15.40	$13.68	$11.70	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	614,747	648,987	735,904	806,375	989,793	1,266,966	1,062,067	530,650	229,089
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17	$10.17
Value at end of period	$12.26	$10.38	$8.89	$10.28	$9.62	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	3,963,770	4,063,495	1,453,310	2,184,953	2,166,834	1,589,643	766,752	180,655
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24
Value at end of period	$30.63	$23.82	$19.87	$21.41	$20.18	$15.49	$26.09	$25.88	$21.56	$19.92
Number of accumulation units outstanding at end of period	979,350	942,257	1,060,965	1,248,029	1,571,331	1,563,733	1,776,667	1,869,899	1,894,005	2,144,240
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.85	$11.62	$11.04	$10.59	$10.19	$10.01
Value at end of period	$11.34	$11.85	$11.62	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,281,753	1,814,026	2,150,527	1,334,264	1,500,270	934,344

DVA Plus

CFI 36

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.92	$10.28
Value at end of period	$13.69	$9.92
Number of accumulation units outstanding at end of period	44,517	47,834
PROFUND VP BULL
Value at beginning of period	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22
Value at end of period	$11.94	$9.34	$8.33	$8.46	$7.64	$6.24	$10.17	$9.97	$8.91	$8.81
Number of accumulation units outstanding at end of period	22,658	30,083	33,539	45,340	51,804	55,097	67,929	109,056	372,891	394,140
PROFUND VP EUROPE 30
Value at beginning of period	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24
Value at end of period	$11.53	$9.63	$8.39	$9.35	$9.25	$7.10	$12.89	$11.42	$9.87	$9.28
Number of accumulation units outstanding at end of period	15,516	17,514	21,957	24,560	34,981	40,965	59,527	71,195	126,063	148,329
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36
Value at end of period	$3.20	$2.79	$3.05	$4.95	$5.99	$4.60	$7.54	$8.08	$7.45	$8.21
Number of accumulation units outstanding at end of period	160,479	177,074	170,453	189,111	208,414	230,571	321,472	361,555	351,390	175,899

Separate Account Annual Charges of 1.60%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.52	$9.73	$10.26	$9.50	$7.98	$10.13
Value at end of period	$11.85	$10.52	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	395,520	352,464	419,831	347,523	326,433	99,301
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83
Value at end of period	$28.13	$21.33	$19.48	$21.09	$16.95	$13.78	$19.49	$20.34	$17.31	$16.68
Number of accumulation units outstanding at end of period	20,304	23,462	24,589	29,597	41,700	51,904	73,912	116,266	158,295	99,516
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.40	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99
Value at end of period	$15.60	$12.40	$10.77	$10.87	$9.61	$7.52	$13.36	$13.41	$11.36	$10.94
Number of accumulation units outstanding at end of period	258,978	266,193	281,384	246,376	297,250	324,939	464,702	488,848	402,954	336,555
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.84	$9.53	$9.60	$8.72	$7.18	$10.26
Value at end of period	$13.13	$10.84	$9.53	$9.60	$8.72	$7.18
Number of accumulation units outstanding at end of period	126,082	102,844	90,589	80,742	50,079	6,019
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.69	$9.31	$10.34
Value at end of period	$12.82	$10.69	$9.31
Number of accumulation units outstanding at end of period	35,807	3,815	535
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.01	$8.80	$9.54
Value at end of period	$11.66	$10.01	$8.80
Number of accumulation units outstanding at end of period	17,192	6,486	3,189

DVA Plus

CFI 37

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.86	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61
Value at end of period	$21.26	$17.86	$15.48	$18.37	$17.50	$12.49	$22.07	$18.78	$16.13	$13.55
Number of accumulation units outstanding at end of period	752,214	839,536	876,221	957,186	1,079,770	1,186,781	1,344,484	1,164,544	781,242	358,029
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$13.75	$12.36	$13.34	$12.03	$9.08	$7.79
Value at end of period	$15.52	$13.75	$12.36	$13.34	$12.03	$9.08
Number of accumulation units outstanding at end of period	52,949	43,287	52,721	45,414	13,525	433
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99	$9.97
Value at end of period	$20.16	$14.75	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	230,921	218,449	223,538	229,055	259,385	232,657	219,133	155,283	74,393
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.53	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89	$9.95
Value at end of period	$19.21	$13.53	$11.58	$11.23	$10.67	$9.03	$12.87	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	97,969	93,147	90,253	80,599	91,874	105,082	149,813	164,493	143,590	66,820
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.66	$12.10	$10.97	$10.57	$9.92
Value at end of period	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	186,965	278,414	205,515	147,367	79,940
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.23	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95
Value at end of period	$16.01	$12.23	$10.85	$11.21	$10.04	$7.84	$13.07	$12.45	$11.81	$10.88
Number of accumulation units outstanding at end of period	81,989	87,744	94,126	103,259	117,076	110,106	137,089	157,899	182,308	5,665
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.09	$10.58	$10.17	$9.75	$8.83	$10.00
Value at end of period	$10.79	$11.09	$10.58	$10.17	$9.75	$8.83
Number of accumulation units outstanding at end of period	149,520	163,640	209,126	233,093	248,930	150,716
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61	$11.31
Value at end of period	$12.64	$12.38	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	71,097	74,542	82,093	85,135	100,391	112,936	96,256	51,926
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92
Value at end of period	$79.02	$78.69	$69.21	$64.23	$51.01	$38.14	$63.05	$77.90	$57.52	$50.05
Number of accumulation units outstanding at end of period	39,998	40,959	52,619	62,970	77,637	90,173	114,199	162,747	155,995	166,268
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91	$9.96
Value at end of period	$13.35	$10.07	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10	$9.91
Number of accumulation units outstanding at end of period	333,037	367,344	409,116	419,286	434,528	460,508	390,709	211,810	369
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04	$10.22
Value at end of period	$14.79	$10.74	$9.56	$9.98	$8.10	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	99,477	83,282	81,680	86,749	113,611	138,197	152,939	113,861

DVA Plus

CFI 38

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$8.90	$7.66	$8.58	$6.98	$5.82	$10.39	$10.68
Value at end of period	$10.93	$8.90	$7.66	$8.58	$6.98	$5.82	$10.39
Number of accumulation units outstanding at end of period	59,916	68,815	72,381	71,759	40,589	16,789	7,682
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.56	$7.14	$8.77	$9.81	$10.14
Value at end of period	$10.56	$8.56	$7.14	$8.77	$9.81
Number of accumulation units outstanding at end of period	64,442	922	667	3,350	1,521
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45
Value at end of period	$22.58	$16.87	$14.96	$17.07	$13.51	$9.87	$16.48	$14.63	$13.28	$11.55
Number of accumulation units outstanding at end of period	430,211	528,481	630,249	775,376	929,455	1,079,759	1,307,368	840,925	858,757	291,957
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91	$9.98
Value at end of period	$13.97	$12.38	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	559,783	579,648	577,973	621,023	649,792	652,013	739,398	403,387
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.84	$9.70	$9.93	$9.05	$7.27	$11.87	$12.48
Value at end of period	$13.62	$10.84	$9.70	$9.93	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	280,100	292,163	327,334	340,336	347,788	375,941	338,483
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.40	$8.24	$8.48	$7.78	$6.07	$9.59	$10.06
Value at end of period	$11.47	$9.40	$8.24	$8.48	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	328,179	328,105	430,273	442,092	467,737	536,249	288,900
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.76	$10.37	$10.99	$9.85
Value at end of period	$13.75	$11.76	$10.37	$10.99
Number of accumulation units outstanding at end of period	2,551	2,550	2,551	311
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.42	$8.84	$9.88
Value at end of period	$9.38	$8.42	$8.84
Number of accumulation units outstanding at end of period	47,827	57,540	49,515
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$36.52	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44
Value at end of period	$40.82	$36.52	$38.20	$42.73	$35.70	$26.38	$45.44	$34.66	$29.01	$21.40
Number of accumulation units outstanding at end of period	82,896	104,112	118,052	142,139	172,799	197,520	175,075	168,110	134,710	89,495
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.66	$7.64	$8.08	$7.76	$6.07	$9.79
Value at end of period	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	14,437	16,509	18,347	20,710	15,510	19,771
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.82	$9.55	$9.99
Value at end of period	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	2,008,039	2,188,275	2,305,404

DVA Plus		CFI 39

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95	$9.83
Value at end of period	$12.45	$9.71	$8.54	$8.73	$7.79	$6.09	$9.95
Number of accumulation units outstanding at end of period	915,288	1,044,290	1,162,482	910,183	1,146,210	1,075,276	159
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.89	$10.99	$13.70	$12.94	$10.19
Value at end of period	$14.19	$13.89	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	13,406	13,652	13,168	17,904	6,043
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93
Value at end of period	$13.93	$10.67	$9.51	$9.69	$8.67	$7.16	$11.63	$11.28	$10.03	$9.69
Number of accumulation units outstanding at end of period	315,535	337,653	454,000	531,146	617,261	832,110	827,971	317,311	298,885	247,034
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09
Value at end of period	$21.61	$16.36	$14.17	$14.60	$12.20	$9.43	$15.40	$14.87	$13.84	$12.69
Number of accumulation units outstanding at end of period	161,691	175,500	218,220	236,175	279,709	312,339	364,078	389,413	495,372	364,096
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48
Value at end of period	$21.67	$15.48	$14.02	$14.39	$11.94	$9.75	$14.93	$16.23	$14.53	$13.76
Number of accumulation units outstanding at end of period	184,727	195,244	203,976	199,705	228,207	268,146	319,535	336,859	392,597	318,576
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09
Value at end of period	$14.47	$14.76	$13.75	$13.03	$12.09	$11.04	$12.28	$11.81	$11.56	$11.41
Number of accumulation units outstanding at end of period	893,958	960,196	1,003,083	1,186,881	1,335,700	1,103,079	472,445	355,998	250,032	141,536
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.08	$6.93	$8.04	$7.60	$6.06	$8.25
Value at end of period	$9.63	$8.08	$6.93	$8.04	$7.60	$6.06
Number of accumulation units outstanding at end of period	72,664	68,215	68,421	71,550	78,838	48,600
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37	$12.15
Value at end of period	$18.15	$13.66	$11.70	$12.14	$10.72	$8.48	$13.56	$14.10	$12.37
Number of accumulation units outstanding at end of period	183,902	208,290	179,158	180,459	191,338	223,593	268,526	269,186	217,632
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84	$10.16
Value at end of period	$16.05	$13.08	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	175,474	159,971	162,093	194,468	226,148	236,036	145,150	101,883	57,793
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44
Value at end of period	$40.48	$30.72	$27.26	$28.31	$25.57	$20.97	$31.44	$31.15	$27.29	$25.19
Number of accumulation units outstanding at end of period	115,335	134,684	163,462	201,782	244,106	286,443	349,212	418,501	432,481	444,724
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.91	$9.36	$11.02	$10.70
Value at end of period	$12.16	$9.91	$9.36	$11.02
Number of accumulation units outstanding at end of period	1,793	1,291	1,215	1,032
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91
Value at end of period	$20.88	$22.51	$19.21	$23.89	$20.18	$11.95	$24.93	$18.29	$13.69	$10.32
Number of accumulation units outstanding at end of period	178,180	187,587	202,006	252,008	320,772	379,394	448,152	460,882	437,852	387,272

DVA Plus		CFI 40

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$19.97	$16.91	$16.88	$13.95	$11.28	$17.12	$17.01
Value at end of period	$25.85	$19.97	$16.91	$16.88	$13.95	$11.28	$17.12
Number of accumulation units outstanding at end of period	126,178	123,639	110,798	100,099	86,334	78,567	95,159
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35
Value at end of period	$24.25	$17.73	$15.18	$15.64	$12.54	$10.01	$14.52	$15.01	$13.08	$13.63
Number of accumulation units outstanding at end of period	147,793	153,516	132,828	159,111	148,286	176,068	243,395	252,648	216,699	190,713
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.31	$9.93
Value at end of period	$13.21	$10.31
Number of accumulation units outstanding at end of period	2,202,145	2,458,455
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47	$10.15
Value at end of period	$20.60	$16.02	$13.82	$13.74	$12.22	$8.72	$12.23	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	589,155	60,637	61,615	35,638	37,366	9,143	12,736	16,022	23,212	3,177
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.29	$10.03	$10.05
Value at end of period	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	495,542	129,986	126,840
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77
Value at end of period	$21.71	$21.91	$21.93	$22.03	$21.71	$20.59	$20.97	$20.15	$19.72	$19.72
Number of accumulation units outstanding at end of period	42,354	57,062	70,897	85,517	106,623	143,604	202,754	238,553	309,506	393,676
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20
Value at end of period	$15.16	$15.40	$15.65	$15.90	$16.16	$16.37	$16.24	$15.73	$15.27	$15.10
Number of accumulation units outstanding at end of period	810,678	655,567	799,161	997,898	1,514,943	2,175,066	1,306,313	1,147,182	1,201,904	1,131,572
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.55	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55
Value at end of period	$23.41	$17.55	$15.86	$16.38	$13.89	$10.95	$18.64	$16.59	$16.07	$14.99
Number of accumulation units outstanding at end of period	405,812	508,551	595,999	718,203	853,308	995,225	1,160,128	1,300,804	1,568,859	1,835,266
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$28.41	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73
Value at end of period	$33.18	$28.41	$25.97	$25.98	$24.04	$20.72	$27.12	$26.50	$24.06	$23.76
Number of accumulation units outstanding at end of period	319,811	373,521	419,254	455,009	548,065	643,128	819,694	897,003	1,025,683	911,027
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.20	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38	$10.11
Value at end of period	$22.70	$19.20	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	192,817	215,305	217,860	240,709	268,883	289,925	304,354	220,033	175,671
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46	$7.10
Value at end of period	$16.31	$12.59	$11.23	$11.50	$8.99	$6.48	$10.57	$8.57	$8.09	$7.46
Number of accumulation units outstanding at end of period	372,752	406,341	483,353	593,833	713,721	809,490	16,873	21,163	23,433	28,055
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97
Value at end of period	$24.66	$20.98	$18.42	$17.16	$15.31	$12.07	$17.18	$15.91	$13.33	$12.17
Number of accumulation units outstanding at end of period	99,043	105,926	96,489	116,230	118,308	126,637	149,741	227,261	139,674	57,922

DVA Plus		CFI 41

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97	$10.17
Value at end of period	$15.23	$11.88	$10.94	$11.65	$10.22	$8.37	$13.02	$12.60	$10.97
Number of accumulation units outstanding at end of period	54,083	18,862	18,880	16,847	24,115	30,667	54,457	76,206	101,946
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58	$12.18
Value at end of period	$20.22	$16.20	$13.57	$15.05	$13.21	$9.63	$16.45	$15.72	$13.58
Number of accumulation units outstanding at end of period	110,747	116,165	108,607	110,603	140,376	157,769	152,046	116,133	44,746
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81	$10.00
Value at end of period	$18.17	$17.48	$15.58	$15.17	$13.49	$9.18	$12.04	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	398,854	440,590	422,854	439,023	459,467	619,342	798,841	934,613	965,634	1,090,509
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.67	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88
Value at end of period	$19.02	$19.67	$18.38	$18.05	$17.04	$15.13	$14.75	$13.76	$13.40	$13.29
Number of accumulation units outstanding at end of period	1,156,707	1,351,529	1,379,258	1,487,389	1,652,663	1,530,242	1,175,130	1,101,979	952,309	773,578
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.70	$9.13	$8.82	$8.31	$8.25
Value at end of period	$9.96	$9.70	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	1,239,747	1,105,614	964,148	885,375	739,059
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.12	$10.00	$10.29	$9.37	$9.21
Value at end of period	$12.98	$11.12	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	4,143,122	4,102,883	4,201,720	4,415,858	5,062,790
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	4,794,534	5,057,836	5,025,261	5,211,377	5,736,069
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	3,146,972	3,312,064	3,183,151	3,370,579	3,745,706
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$16.12	$14.34	$14.02	$12.67	$10.84
Value at end of period	$20.89	$16.12	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	66,050	75,065	75,829	72,870	91,763
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.23	$9.02	$8.97	$8.14	$6.70	$10.13
Value at end of period	$13.27	$10.23	$9.02	$8.97	$8.14	$6.70
Number of accumulation units outstanding at end of period	422,836	496,271	580,695	646,133	781,916	20,920
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.42	$13.52	$13.66	$12.49	$10.64
Value at end of period	$19.95	$15.42	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	114,425	115,699	115,336	97,961	113,909

DVA Plus		CFI 42

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$17.58	$15.47	$16.07	$12.98	$10.79
Value at end of period	$23.33	$17.58	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	156,291	163,478	209,927	245,450	289,667
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.44	$9.97	$10.34	$8.42	$6.12	$10.48
Value at end of period	$15.08	$11.44	$9.97	$10.34	$8.42	$6.12
Number of accumulation units outstanding at end of period	83,477	72,432	71,697	79,361	61,243	12,196
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.54	$10.12	$10.74	$8.66	$6.96	$10.16
Value at end of period	$15.71	$11.54	$10.12	$10.74	$8.66	$6.96
Number of accumulation units outstanding at end of period	98,712	78,181	92,229	105,578	93,601	73,382
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27
Value at end of period	$14.26	$10.45	$9.24	$9.34	$7.19	$5.59	$8.68	$8.04	$7.27	$6.78
Number of accumulation units outstanding at end of period	40,785	41,091	46,628	58,239	71,603	81,596	98,573	126,536	104,909	95,913
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.74	$10.44	$10.91	$8.94	$7.14	$10.56
Value at end of period	$15.87	$11.74	$10.44	$10.91	$8.94	$7.14
Number of accumulation units outstanding at end of period	26,499	27,590	27,099	30,272	12,035	15,039
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45
Value at end of period	$67.85	$56.43	$50.09	$49.48	$44.09	$33.63	$47.15	$45.90	$40.69	$38.38
Number of accumulation units outstanding at end of period	361,853	363,874	390,353	437,278	520,599	600,422	652,264	695,197	717,996	678,514
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46
Value at end of period	$42.48	$33.27	$28.85	$29.58	$26.15	$21.26	$33.60	$33.14	$28.28	$27.65
Number of accumulation units outstanding at end of period	191,147	202,343	210,870	227,814	267,381	304,958	360,311	402,219	446,944	450,758
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16	$10.07
Value at end of period	$14.37	$10.51	$9.01	$9.28	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	117,577	120,638	84,576	94,269	134,530	61,963	45,677
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40	$10.02
Value at end of period	$15.33	$13.63	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	116,159	117,200	149,496	123,173	149,242	179,557	193,860	168,664	108,897
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17	$10.35
Value at end of period	$12.21	$10.34	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	569,831	564,949	176,179	185,124	191,585	202,155	91,050	43,509
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11
Value at end of period	$30.26	$23.54	$19.65	$21.18	$19.97	$15.34	$25.85	$25.65	$21.38	$19.77
Number of accumulation units outstanding at end of period	177,401	184,193	212,918	258,876	308,065	369,472	437,103	444,904	478,115	519,725

DVA Plus

CFI 43

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.83	$11.60	$11.02	$10.58	$10.19	$9.86
Value at end of period	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	147,043	128,879	160,460	159,269	186,314	89,650
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.92	$10.28
Value at end of period	$13.68	$9.92
Number of accumulation units outstanding at end of period	32,627	36,132
PROFUND VP BULL
Value at beginning of period	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21
Value at end of period	$11.86	$9.29	$8.29	$8.42	$7.60	$6.21	$10.13	$9.94	$8.89	$8.79
Number of accumulation units outstanding at end of period	3,402	3,734	4,522	4,952	6,595	9,219	24,362	66,827	87,305	236,229
PROFUND VP EUROPE 30
Value at beginning of period	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23
Value at end of period	$11.45	$9.57	$8.34	$9.30	$9.21	$7.08	$12.84	$11.39	$9.85	$9.26
Number of accumulation units outstanding at end of period	3,366	5,905	6,360	5,732	6,504	7,317	16,311	21,489	69,529	77,158
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36
Value at end of period	$3.18	$2.78	$3.03	$4.93	$5.97	$4.59	$7.52	$8.06	$7.44	$8.21
Number of accumulation units outstanding at end of period	26,019	30,599	30,361	30,303	42,687	49,779	72,233	135,323	84,052	213,853

Separate Account Annual Charges of 1.65%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.50	$9.71	$10.24	$9.49	$7.98	$10.09
Value at end of period	$11.81	$10.50	$9.71	$10.24	$9.49	$7.98
Number of accumulation units outstanding at end of period	26,540,757	28,554,570	33,149,680	32,649,952	29,137,036	14,862,682
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.22	$19.40	$21.01	$16.89	$13.74	$19.45	$20.30	$17.29	$16.67	$13.83
Value at end of period	$27.98	$21.22	$19.40	$21.01	$16.89	$13.74	$19.45	$20.30	$17.29	$16.67
Number of accumulation units outstanding at end of period	610,638	703,714	784,809	894,397	1,055,356	1,247,388	1,669,952	2,192,902	2,694,431	1,745,035
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.33	$10.71	$10.82	$9.57	$7.49	$13.32	$13.37	$11.34	$10.92	$9.98
Value at end of period	$15.50	$12.33	$10.71	$10.82	$9.57	$7.49	$13.32	$13.37	$11.34	$10.92
Number of accumulation units outstanding at end of period	1,083,320	1,255,051	1,456,083	1,758,440	2,015,556	2,321,019	2,996,250	2,729,417	2,083,613	1,820,927
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.81	$9.51	$9.59	$8.71	$7.18	$9.96
Value at end of period	$13.09	$10.81	$9.51	$9.59	$8.71	$7.18
Number of accumulation units outstanding at end of period	10,189,860	10,359,742	10,629,129	11,286,916	11,176,781	6,791,321
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.68	$9.30	$10.14
Value at end of period	$12.80	$10.68	$9.30
Number of accumulation units outstanding at end of period	318,397	185,529	100,327

DVA Plus

CFI 44

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.00	$8.79	$10.02
Value at end of period	$11.65	$10.00	$8.79
Number of accumulation units outstanding at end of period	364,104	210,036	86,037
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.77	$15.41	$18.30	$17.45	$12.46	$22.02	$18.75	$16.11	$13.54	$11.61
Value at end of period	$21.15	$17.77	$15.41	$18.30	$17.45	$12.46	$22.02	$18.75	$16.11	$13.54
Number of accumulation units outstanding at end of period	9,442,468	10,332,254	11,673,254	13,733,676	14,447,525	13,747,430	9,721,538	7,272,815	4,950,832	2,513,020
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$13.72	$12.34	$13.33	$12.03	$9.08	$9.98
Value at end of period	$15.48	$13.72	$12.34	$13.33	$12.03	$9.08
Number of accumulation units outstanding at end of period	2,895,320	3,253,704	3,636,251	2,692,196	1,950,103	447,067
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.70	$12.49	$12.42	$9.98	$7.51	$12.99	$12.45	$10.99	$9.97
Value at end of period	$20.07	$14.70	$12.49	$12.42	$9.98	$7.51	$12.99	$12.45	$10.99
Number of accumulation units outstanding at end of period	4,589,290	4,474,943	5,449,850	5,244,173	5,554,100	4,777,820	2,907,330	1,977,073	966,411
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.47	$11.53	$11.19	$10.64	$9.01	$12.84	$12.03	$10.74	$9.89	$9.95
Value at end of period	$19.12	$13.47	$11.53	$11.19	$10.64	$9.01	$12.84	$12.03	$10.74	$9.89
Number of accumulation units outstanding at end of period	2,498,942	2,151,360	2,144,534	1,954,357	2,271,236	2,194,489	1,676,945	1,500,555	1,302,047	346,643
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.63	$12.08	$10.96	$10.57	$9.89
Value at end of period	$11.34	$12.63	$12.08	$10.96	$10.57
Number of accumulation units outstanding at end of period	5,900,014	10,933,746	9,269,173	4,954,370	3,586,830
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.16	$10.80	$11.16	$10.00	$7.81	$13.04	$12.42	$11.78	$10.86	$9.94
Value at end of period	$15.92	$12.16	$10.80	$11.16	$10.00	$7.81	$13.04	$12.42	$11.78	$10.86
Number of accumulation units outstanding at end of period	1,578,582	2,003,624	1,930,199	1,660,779	1,835,417	1,686,153	1,199,204	927,783	1,015,999	188,506
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.06	$10.56	$10.16	$9.74	$8.83	$10.01
Value at end of period	$10.76	$11.06	$10.56	$10.16	$9.74	$8.83
Number of accumulation units outstanding at end of period	8,417,928	9,294,174	9,839,246	10,751,092	11,050,737	6,792,467
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.34	$9.99	$10.72	$9.40	$7.16	$12.40	$13.60	$11.05
Value at end of period	$12.59	$12.34	$9.99	$10.72	$9.40	$7.16	$12.40	$13.60
Number of accumulation units outstanding at end of period	1,982,123	2,247,770	2,541,000	2,903,282	3,360,508	3,566,733	2,153,514	740,231
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$77.74	$68.41	$63.52	$50.47	$37.76	$62.45	$77.20	$57.02	$49.64	$36.64
Value at end of period	$78.03	$77.74	$68.41	$63.52	$50.47	$37.76	$62.45	$77.20	$57.02	$49.64
Number of accumulation units outstanding at end of period	312,233	363,597	431,868	510,504	613,664	710,187	905,352	1,081,799	935,631	672,058
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.03	$9.09	$9.69	$8.80	$6.79	$11.37	$11.10	$9.91	$9.96
Value at end of period	$13.30	$10.03	$9.09	$9.69	$8.80	$6.79	$11.37	$11.10	$9.91
Number of accumulation units outstanding at end of period	5,466,389	6,256,588	6,969,874	7,592,795	7,644,431	6,232,741	2,974,581	1,247,916	43,804

DVA Plus		CFI 45

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.70	$9.53	$9.96	$8.08	$6.59	$10.16	$10.04	$9.95
Value at end of period	$14.74	$10.70	$9.53	$9.96	$8.08	$6.59	$10.16	$10.04
Number of accumulation units outstanding at end of period	2,247,001	2,704,592	3,006,946	3,549,908	4,787,221	4,530,155	2,975,002	1,490,670
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.88	$7.65	$8.56	$6.97	$5.82	$10.39	$10.00
Value at end of period	$10.89	$8.88	$7.65	$8.56	$6.97	$5.82	$10.39
Number of accumulation units outstanding at end of period	5,043,048	5,473,528	6,207,831	7,272,716	7,068,642	7,174,467	3,410,381
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.54	$7.13	$8.76	$9.81	$9.43
Value at end of period	$10.54	$8.54	$7.13	$8.76	$9.81
Number of accumulation units outstanding at end of period	540,019	155,577	69,939	169,739	6,282
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$16.77	$14.87	$16.98	$13.45	$9.83	$16.42	$14.58	$13.25	$11.52	$9.44
Value at end of period	$22.43	$16.77	$14.87	$16.98	$13.45	$9.83	$16.42	$14.58	$13.25	$11.52
Number of accumulation units outstanding at end of period	3,666,566	4,250,538	5,271,380	6,525,329	7,078,573	6,531,801	5,886,751	4,115,916	3,308,905	2,007,253
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.34	$11.14	$11.05	$9.95	$7.66	$11.01	$10.91	$9.99
Value at end of period	$13.92	$12.34	$11.14	$11.05	$9.95	$7.66	$11.01	$10.91
Number of accumulation units outstanding at end of period	6,846,612	7,313,546	7,981,690	7,970,975	8,015,179	7,440,765	5,223,391	1,672,877
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.80	$9.67	$9.91	$9.04	$7.26	$11.87	$12.42
Value at end of period	$13.57	$10.80	$9.67	$9.91	$9.04	$7.26	$11.87
Number of accumulation units outstanding at end of period	3,253,860	3,556,319	4,121,112	4,677,692	4,913,841	4,632,152	3,512,368
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.37	$8.22	$8.47	$7.77	$6.07	$9.59	$10.06
Value at end of period	$11.43	$9.37	$8.22	$8.47	$7.77	$6.07	$9.59
Number of accumulation units outstanding at end of period	22,246,521	22,813,625	25,269,581	28,072,976	29,916,528	31,131,536	14,012,616
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.74	$10.36	$10.98	$10.26	$9.74
Value at end of period	$13.72	$11.74	$10.36	$10.98	$10.26
Number of accumulation units outstanding at end of period	64,021	28,939	26,615	95,140	4,460
ING GLOBAL PERSPECTIVES PORTFOLIO
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.17
Value at end of period	$10.39
Number of accumulation units outstanding at end of period	50,206
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.42	$8.84	$9.96
Value at end of period	$9.37	$8.42	$8.84
Number of accumulation units outstanding at end of period	1,543,729	1,782,262	2,030,066
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$36.07	$37.76	$42.26	$35.32	$26.11	$45.01	$34.34	$28.76	$21.23	$20.28
Value at end of period	$40.31	$36.07	$37.76	$42.26	$35.32	$26.11	$45.01	$34.34	$28.76	$21.23
Number of accumulation units outstanding at end of period	1,493,790	1,819,783	2,069,620	2,544,301	3,158,457	3,200,961	2,276,793	1,627,379	1,133,308	643,253

DVA Plus		CFI 46

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.64	$7.63	$8.07	$7.75	$6.06	$9.91
Value at end of period	$9.65	$8.64	$7.63	$8.07	$7.75	$6.06
Number of accumulation units outstanding at end of period	5,925,444	6,852,070	7,458,354	8,081,998	8,771,637	8,258,859
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.81	$9.54	$9.99
Value at end of period	$13.84	$10.81	$9.54
Number of accumulation units outstanding at end of period	15,162,759	17,745,331	20,163,139
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.68	$8.52	$8.71	$7.78	$6.09	$9.95	$9.83
Value at end of period	$12.41	$9.68	$8.52	$8.71	$7.78	$6.09	$9.95
Number of accumulation units outstanding at end of period	7,587,930	8,993,542	10,564,876	4,802,895	5,516,324	3,269,386	15,528
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.86	$10.98	$13.68	$12.94	$9.99
Value at end of period	$14.16	$13.86	$10.98	$13.68	$12.94
Number of accumulation units outstanding at end of period	570,817	659,734	823,295	1,180,071	594,631
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.61	$9.45	$9.65	$8.63	$7.13	$11.59	$11.25	$10.01	$9.67	$8.92
Value at end of period	$13.84	$10.61	$9.45	$9.65	$8.63	$7.13	$11.59	$11.25	$10.01	$9.67
Number of accumulation units outstanding at end of period	708,802	761,093	882,411	1,038,513	1,191,005	1,568,394	2,011,974	1,941,369	1,717,454	1,211,622
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.02	$12.15	$12.52	$10.47	$8.10	$13.23	$12.78	$11.91	$10.92	$9.49
Value at end of period	$18.51	$14.02	$12.15	$12.52	$10.47	$8.10	$13.23	$12.78	$11.91	$10.92
Number of accumulation units outstanding at end of period	700,393	827,606	963,513	1,163,968	1,330,208	1,643,831	2,026,223	1,783,464	1,374,933	505,878
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.69	$11.51	$11.82	$9.81	$8.01	$12.28	$13.35	$11.96	$11.33	$9.39
Value at end of period	$17.76	$12.69	$11.51	$11.82	$9.81	$8.01	$12.28	$13.35	$11.96	$11.33
Number of accumulation units outstanding at end of period	614,277	727,842	856,073	1,018,778	1,187,131	1,350,205	1,814,376	1,573,446	1,104,254	456,418
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.68	$13.69	$12.97	$12.04	$11.00	$12.24	$11.78	$11.54	$11.40	$11.08
Value at end of period	$14.39	$14.68	$13.69	$12.97	$12.04	$11.00	$12.24	$11.78	$11.54	$11.40
Number of accumulation units outstanding at end of period	15,103,632	15,828,783	17,762,929	19,438,551	20,618,726	21,077,749	18,045,939	9,597,875	3,017,046	1,881,640
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.06	$6.92	$8.03	$7.59	$6.05	$10.22
Value at end of period	$9.60	$8.06	$6.92	$8.03	$7.59	$6.05
Number of accumulation units outstanding at end of period	1,158,242	1,131,136	1,101,227	1,270,771	1,647,470	309,276
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.59	$11.64	$12.09	$10.68	$8.45	$13.52	$14.07	$12.35	$12.13
Value at end of period	$18.04	$13.59	$11.64	$12.09	$10.68	$8.45	$13.52	$14.07	$12.35
Number of accumulation units outstanding at end of period	2,766,559	2,471,470	2,465,574	2,618,723	2,361,640	2,466,881	2,285,681	2,066,249	1,620,818
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.03	$11.78	$12.14	$11.01	$9.15	$12.17	$11.98	$10.84	$10.16
Value at end of period	$15.98	$13.03	$11.78	$12.14	$11.01	$9.15	$12.17	$11.98	$10.84
Number of accumulation units outstanding at end of period	3,052,219	2,556,370	2,714,886	3,483,701	3,059,375	2,755,180	1,231,628	629,056	369,153

DVA Plus		CFI 47

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$30.42	$27.00	$28.06	$25.36	$20.81	$31.22	$30.94	$27.12	$25.05	$22.32
Value at end of period	$40.06	$30.42	$27.00	$28.06	$25.36	$20.81	$31.22	$30.94	$27.12	$25.05
Number of accumulation units outstanding at end of period	1,108,099	1,194,456	1,424,895	1,501,512	1,868,297	1,880,516	1,762,926	1,711,788	1,524,990	1,423,862
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.89	$9.35	$11.01	$9.85	$9.75
Value at end of period	$12.14	$9.89	$9.35	$11.01	$9.85
Number of accumulation units outstanding at end of period	156,169	50,924	133,436	161,677	2,610
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.35	$19.08	$23.73	$20.06	$11.89	$24.80	$18.21	$13.64	$10.28	$8.88
Value at end of period	$20.72	$22.35	$19.08	$23.73	$20.06	$11.89	$24.80	$18.21	$13.64	$10.28
Number of accumulation units outstanding at end of period	4,269,089	4,363,507	4,231,276	4,464,015	5,464,963	5,283,734	3,807,284	2,809,975	1,968,335	1,024,922
ING JPMORGAN MID CAP VALUE PORTFOLIO
Value at beginning of period	$16.17	$13.70	$13.68	$11.31	$9.16	$13.90	$13.81
Value at end of period	$20.93	$16.17	$13.70	$13.68	$11.31	$9.16	$13.90
Number of accumulation units outstanding at end of period	2,487,104	2,228,664	1,941,143	2,095,654	1,477,123	651,474	63,076
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.64	$15.11	$15.57	$12.49	$9.98	$14.48	$14.98	$13.06	$13.63	$10.34
Value at end of period	$24.10	$17.64	$15.11	$15.57	$12.49	$9.98	$14.48	$14.98	$13.06	$13.63
Number of accumulation units outstanding at end of period	2,309,888	2,087,884	2,752,075	3,141,380	1,722,690	1,739,178	2,356,999	2,128,459	1,518,628	1,021,256
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$10.30	$10.27
Value at end of period	$13.20	$10.30
Number of accumulation units outstanding at end of period	27,974,934	31,621,667
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during June 2004)
Value at beginning of period	$15.95	$13.77	$13.69	$12.18	$8.70	$12.21	$11.12	$10.71	$10.47	$9.92
Value at end of period	$20.49	$15.95	$13.77	$13.69	$12.18	$8.70	$12.21	$11.12	$10.71	$10.47
Number of accumulation units outstanding at end of period	8,713,943	2,112,401	2,724,627	1,903,369	1,425,814	204,381	96,693	170,706	92,164	45,865
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.28	$10.03	$10.05
Value at end of period	$14.49	$11.28	$10.03
Number of accumulation units outstanding at end of period	4,779,055	970,127	793,834
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.64	$21.68	$21.79	$21.48	$20.38	$20.77	$19.97	$19.55	$19.56	$19.62
Value at end of period	$21.43	$21.64	$21.68	$21.79	$21.48	$20.38	$20.77	$19.97	$19.55	$19.56
Number of accumulation units outstanding at end of period	108,279	132,169	148,475	176,733	223,473	269,815	360,310	460,569	619,015	809,812
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.22	$15.47	$15.73	$15.99	$16.21	$16.09	$15.58	$15.14	$14.97	$15.09
Value at end of period	$14.97	$15.22	$15.47	$15.73	$15.99	$16.21	$16.09	$15.58	$15.14	$14.97
Number of accumulation units outstanding at end of period	5,460,036	6,963,293	8,416,484	9,115,635	12,290,462	18,806,724	5,984,813	3,439,887	2,157,975	1,780,415
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.41	$15.73	$16.26	$13.80	$10.87	$18.53	$16.50	$15.99	$14.93	$13.49
Value at end of period	$23.20	$17.41	$15.73	$16.26	$13.80	$10.87	$18.53	$16.50	$15.99	$14.93
Number of accumulation units outstanding at end of period	2,764,694	2,995,079	3,299,009	3,883,826	3,803,720	3,530,625	3,223,395	2,969,761	2,979,009	2,512,016
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$28.15	$25.75	$25.77	$23.85	$20.57	$26.93	$26.33	$23.92	$23.63	$21.62
Value at end of period	$32.86	$28.15	$25.75	$25.77	$23.85	$20.57	$26.93	$26.33	$23.92	$23.63
Number of accumulation units outstanding at end of period	2,127,045	2,293,974	2,551,462	2,972,959	3,389,867	3,123,588	3,060,376	3,213,515	3,365,929	2,977,831

DVA Plus

CFI 48

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.13	$17.17	$16.41	$14.67	$11.23	$18.34	$14.64	$11.38	$10.07
Value at end of period	$22.60	$19.13	$17.17	$16.41	$14.67	$11.23	$18.34	$14.64	$11.38
Number of accumulation units outstanding at end of period	2,881,677	3,451,870	3,841,708	3,676,976	4,073,509	4,480,383	2,817,908	1,671,630	1,195,134
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.51	$11.17	$11.44	$8.95	$6.45	$10.54	$8.54	$8.07	$7.45	$7.09
Value at end of period	$16.20	$12.51	$11.17	$11.44	$8.95	$6.45	$10.54	$8.54	$8.07	$7.45
Number of accumulation units outstanding at end of period	4,558,002	3,188,003	3,775,208	3,637,309	2,574,342	2,677,395	165,449	229,809	307,954	316,589
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$20.87	$18.33	$17.09	$15.25	$12.03	$17.13	$15.87	$13.30	$12.15	$10.97
Value at end of period	$24.51	$20.87	$18.33	$17.09	$15.25	$12.03	$17.13	$15.87	$13.30	$12.15
Number of accumulation units outstanding at end of period	2,780,669	3,221,641	3,618,527	3,604,727	3,370,800	3,388,663	3,674,854	2,939,640	2,119,939	1,143,284
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.83	$10.91	$11.62	$10.20	$8.35	$13.01	$12.59	$10.96	$10.00
Value at end of period	$15.16	$11.83	$10.91	$11.62	$10.20	$8.35	$13.01	$12.59	$10.96
Number of accumulation units outstanding at end of period	422,648	463,286	516,600	609,977	529,027	574,371	705,399	947,681	835,053
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.47	$12.13	$13.46	$11.82	$8.62	$14.73	$14.08	$12.17	$10.93
Value at end of period	$18.05	$14.47	$12.13	$13.46	$11.82	$8.62	$14.73	$14.08	$12.17
Number of accumulation units outstanding at end of period	1,470,768	1,335,860	1,458,990	1,480,914	1,695,188	1,995,843	1,647,677	1,178,387	344,200
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.41	$15.52	$15.11	$13.45	$9.15	$12.01	$11.88	$11.08	$10.80	$10.00
Value at end of period	$18.08	$17.41	$15.52	$15.11	$13.45	$9.15	$12.01	$11.88	$11.08	$10.80
Number of accumulation units outstanding at end of period	4,010,423	4,681,973	4,033,510	3,779,255	2,721,625	3,338,098	4,384,724	4,835,744	4,678,798	4,403,121
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.49	$18.22	$17.90	$16.90	$15.02	$14.65	$13.67	$13.32	$13.22	$12.82
Value at end of period	$18.84	$19.49	$18.22	$17.90	$16.90	$15.02	$14.65	$13.67	$13.32	$13.22
Number of accumulation units outstanding at end of period	27,237,889	33,567,195	36,121,780	37,652,999	38,979,544	27,390,668	9,264,287	4,360,216	4,194,516	3,434,155
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.68	$9.12	$8.82	$8.31	$8.25
Value at end of period	$9.94	$9.68	$9.12	$8.82	$8.31
Number of accumulation units outstanding at end of period	9,788,740	12,599,922	12,893,849	11,268,717	9,235,050
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.10	$9.99	$10.28	$9.37	$9.21
Value at end of period	$12.95	$11.10	$9.99	$10.28	$9.37
Number of accumulation units outstanding at end of period	67,383,458	75,580,264	83,035,422	90,407,563	98,222,251
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.35	$10.34	$10.51	$9.63	$9.49
Value at end of period	$12.92	$11.35	$10.34	$10.51	$9.63
Number of accumulation units outstanding at end of period	47,327,321	52,631,044	58,979,396	65,664,893	70,210,170
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.56	$10.67	$10.62	$9.86	$9.75
Value at end of period	$12.51	$11.56	$10.67	$10.62	$9.86
Number of accumulation units outstanding at end of period	24,455,103	27,424,675	30,468,674	33,887,801	36,618,477

DVA Plus		CFI 49

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.09	$14.32	$14.01	$12.67	$10.14
Value at end of period	$20.84	$16.09	$14.32	$14.01	$12.67
Number of accumulation units outstanding at end of period	1,105,509	1,146,026	1,098,591	980,480	1,093,134
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.20	$9.00	$8.96	$8.13	$6.70	$10.17
Value at end of period	$13.23	$10.20	$9.00	$8.96	$8.13	$6.70
Number of accumulation units outstanding at end of period	4,127,877	4,092,024	3,266,093	3,433,711	3,566,009	744,806
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.39	$13.50	$13.65	$12.49	$10.35
Value at end of period	$19.90	$15.39	$13.50	$13.65	$12.49
Number of accumulation units outstanding at end of period	1,015,292	960,722	294,987	200,934	150,954
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.54	$15.44	$16.06	$12.97	$10.36
Value at end of period	$23.28	$17.54	$15.44	$16.06	$12.97
Number of accumulation units outstanding at end of period	1,683,607	1,795,491	1,836,737	2,324,538	2,008,990
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.42	$9.95	$10.33	$8.41	$6.12	$10.25
Value at end of period	$15.03	$11.42	$9.95	$10.33	$8.41	$6.12
Number of accumulation units outstanding at end of period	3,151,481	2,960,770	2,558,431	2,724,466	2,544,207	1,062,310
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.51	$10.10	$10.72	$8.65	$6.96	$10.15
Value at end of period	$15.67	$11.51	$10.10	$10.72	$8.65	$6.96
Number of accumulation units outstanding at end of period	3,479,739	2,848,818	2,589,704	2,760,386	2,679,879	1,754,101
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.39	$9.19	$9.29	$7.16	$5.57	$8.65	$8.01	$7.25	$6.77	$6.26
Value at end of period	$14.17	$10.39	$9.19	$9.29	$7.16	$5.57	$8.65	$8.01	$7.25	$6.77
Number of accumulation units outstanding at end of period	382,698	433,443	488,828	559,739	648,234	749,440	1,055,828	1,332,137	1,407,649	1,295,970
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.71	$10.42	$10.89	$8.93	$7.14	$10.05
Value at end of period	$15.83	$11.71	$10.42	$10.89	$8.93	$7.14
Number of accumulation units outstanding at end of period	1,143,336	1,363,663	1,585,371	1,764,765	1,604,687	1,110,458
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$55.75	$49.51	$48.93	$43.63	$33.29	$46.70	$45.49	$40.34	$38.07	$33.19
Value at end of period	$67.00	$55.75	$49.51	$48.93	$43.63	$33.29	$46.70	$45.49	$40.34	$38.07
Number of accumulation units outstanding at end of period	7,821,719	7,967,085	8,380,631	9,126,872	9,553,987	9,041,619	6,659,145	5,521,892	4,439,198	3,119,934
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$32.87	$28.51	$29.25	$25.87	$21.05	$33.28	$32.84	$28.03	$27.43	$24.27
Value at end of period	$41.94	$32.87	$28.51	$29.25	$25.87	$21.05	$33.28	$32.84	$28.03	$27.43
Number of accumulation units outstanding at end of period	2,321,325	2,606,467	2,896,143	2,715,477	2,949,818	2,853,748	2,749,873	2,871,656	2,827,868	2,602,040
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.48	$8.99	$9.26	$8.08	$5.76	$10.16	$10.04
Value at end of period	$14.32	$10.48	$8.99	$9.26	$8.08	$5.76	$10.16
Number of accumulation units outstanding at end of period	3,466,162	2,969,446	2,227,872	2,043,344	2,291,739	1,184,847	552,903

DVA Plus

CFI 50

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.58	$11.63	$13.48	$12.05	$8.90	$17.93	$15.12	$12.40	$10.00
Value at end of period	$15.27	$13.58	$11.63	$13.48	$12.05	$8.90	$17.93	$15.12	$12.40
Number of accumulation units outstanding at end of period	1,680,056	1,902,325	1,874,984	2,050,959	2,444,515	2,920,415	1,993,862	1,152,245	888,379
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.31	$8.84	$10.23	$9.58	$7.39	$12.65	$11.16	$10.35
Value at end of period	$12.16	$10.31	$8.84	$10.23	$9.58	$7.39	$12.65	$11.16
Number of accumulation units outstanding at end of period	10,256,655	10,710,659	4,301,972	4,791,752	4,275,236	3,649,197	1,480,050	367,715
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$23.30	$19.46	$20.98	$19.80	$15.22	$25.65	$25.47	$21.24	$19.65	$18.01
Value at end of period	$29.94	$23.30	$19.46	$20.98	$19.80	$15.22	$25.65	$25.47	$21.24	$19.65
Number of accumulation units outstanding at end of period	1,200,143	1,239,105	1,437,968	1,648,993	1,778,535	1,823,433	1,982,382	1,812,177	1,493,366	1,520,291
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.80	$11.58	$11.01	$10.57	$10.18	$9.98
Value at end of period	$11.28	$11.80	$11.58	$11.01	$10.57	$10.18
Number of accumulation units outstanding at end of period	2,861,575	3,548,152	4,062,233	3,769,609	4,694,672	2,170,741
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.91	$10.28
Value at end of period	$13.66	$9.91
Number of accumulation units outstanding at end of period	155,270	200,374
PROFUND VP BULL
Value at beginning of period	$9.23	$8.24	$8.38	$7.57	$6.19	$10.10	$9.92	$8.87	$8.78	$8.20
Value at end of period	$11.78	$9.23	$8.24	$8.38	$7.57	$6.19	$10.10	$9.92	$8.87	$8.78
Number of accumulation units outstanding at end of period	49,022	54,809	88,552	107,937	141,448	153,084	191,977	222,576	276,280	391,752
PROFUND VP EUROPE 30
Value at beginning of period	$9.51	$8.30	$9.26	$9.17	$7.05	$12.80	$11.36	$9.83	$9.24	$8.22
Value at end of period	$11.38	$9.51	$8.30	$9.26	$9.17	$7.05	$12.80	$11.36	$9.83	$9.24
Number of accumulation units outstanding at end of period	32,480	51,805	65,931	85,151	99,630	111,818	143,536	183,750	204,701	236,069
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.77	$3.02	$4.92	$5.95	$4.58	$7.50	$8.05	$7.43	$8.20	$9.36
Value at end of period	$3.17	$2.77	$3.02	$4.92	$5.95	$4.58	$7.50	$8.05	$7.43	$8.20
Number of accumulation units outstanding at end of period	176,610	203,702	217,708	268,098	302,483	369,403	554,470	675,338	692,648	737,507

Separate Account Annual Charges of 1.75%

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.45	$9.67	$10.21	$9.47	$7.97	$10.04
Value at end of period	$11.74	$10.45	$9.67	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	747,046	571,493	1,024,482	1,130,871	1,025,896	167,445
COLUMBIA SMALL CAP VALUE FUND VS
Value at beginning of period	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Value at end of period	$27.68	$21.02	$19.23	$20.85	$16.78	$13.66	$19.36	$20.22	$17.24	$16.64
Number of accumulation units outstanding at end of period	76,837	89,669	108,654	133,922	154,250	195,678	237,998	314,959	467,852	354,307

DVA Plus

CFI 51

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96
Value at end of period	$15.30	$12.18	$10.59	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	264,793	313,815	358,968	417,372	465,583	530,273	682,579	725,114	739,319	1,163,703
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.76	$9.48	$9.56	$8.69	$7.17	$9.94
Value at end of period	$13.02	$10.76	$9.48	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	158,348	118,113	122,886	104,038	97,544	49,722
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.66	$9.29	$10.13
Value at end of period	$12.76	$10.66	$9.29
Number of accumulation units outstanding at end of period	28,317	29,025	10,513
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.98	$8.78	$10.07
Value at end of period	$11.61	$9.98	$8.78
Number of accumulation units outstanding at end of period	18,244	5,491	9,731
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
Value at beginning of period	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Value at end of period	$20.93	$17.61	$15.28	$18.17	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	325,633	394,328	466,879	586,478	660,049	739,896	1,013,920	992,537	925,189	865,696
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.66	$12.30	$13.29	$12.01	$9.91
Value at end of period	$15.39	$13.66	$12.30	$13.29	$12.01
Number of accumulation units outstanding at end of period	29,744	29,841	48,833	40,505	14,724
ING BARON GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$9.90
Value at end of period	$19.89	$14.58	$12.40	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	111,994	116,198	149,529	178,126	187,942	164,305	172,289	163,393	96,126
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$18.93	$13.35	$11.44	$11.12	$10.58	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	185,032	195,235	222,670	280,367	322,322	365,994	401,785	496,922	518,299	78,661
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.59	$12.05	$10.94	$10.56	$9.91
Value at end of period	$11.29	$12.59	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	192,950	272,814	226,173	158,549	99,495
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92
Value at end of period	$15.73	$12.03	$10.70	$11.06	$9.93	$7.76	$12.96	$12.36	$11.74	$10.83
Number of accumulation units outstanding at end of period	165,312	228,729	262,165	301,246	351,371	382,379	460,434	568,420	650,446	67,045
ING BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.01	$10.52	$10.13	$9.72	$8.82	$10.00
Value at end of period	$10.69	$11.01	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	149,008	202,720	242,027	296,209	349,941	208,410

DVA Plus		CFI 52

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59	$11.42
Value at end of period	$12.49	$12.26	$9.93	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	29,088	35,292	45,901	53,304	63,073	74,427	81,623	101,564
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09
Value at end of period	$76.08	$75.87	$66.84	$62.12	$49.40	$37.00	$61.26	$75.80	$56.05	$48.85
Number of accumulation units outstanding at end of period	54,694	67,961	81,510	104,827	127,889	162,446	224,152	366,031	364,509	463,695
ING COLUMBIA CONTRARIAN CORE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08	$10.10
Value at end of period	$13.19	$9.96	$9.03	$9.64	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	96,568	108,857	127,463	154,749	150,347	163,151	106,843	83,211
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$14.62	$10.63	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	39,956	65,342	91,440	104,288	127,896	147,871	176,039	103,094
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.83	$7.61	$8.53	$6.96	$5.81	$10.39	$10.02
Value at end of period	$10.82	$8.83	$7.61	$8.53	$6.96	$5.81	$10.39
Number of accumulation units outstanding at end of period	44,923	49,432	45,924	57,530	9,911	27,567	45,000
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.52	$7.76	$8.75	$9.80	$10.14
Value at end of period	$10.50	$8.52	$7.11	$8.75	$9.80
Number of accumulation units outstanding at end of period	16,230	1,784	0	0	455
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
Value at beginning of period	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47	$9.41
Value at end of period	$22.13	$16.56	$14.70	$16.81	$13.32	$9.74	$16.30	$14.49	$13.18	$11.47
Number of accumulation units outstanding at end of period	663,971	811,620	1,010,372	1,252,269	1,420,747	1,606,529	1,931,572	1,483,799	1,638,208	1,114,410
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90	$9.99
Value at end of period	$13.81	$12.26	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	227,332	278,388	280,115	297,547	368,963	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86	$12.53
Value at end of period	$13.48	$10.74	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	88,892	111,314	118,136	124,951	135,567	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58	$10.09
Value at end of period	$11.36	$9.32	$8.18	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	158,113	130,217	100,361	102,295	96,861	70,024	162,775
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$11.70	$10.33	$10.97	$10.26	$10.65
Value at end of period	$13.66	$11.70	$10.33	$10.97	$10.26
Number of accumulation units outstanding at end of period	11,733	3,763	3,902	3,200	433

DVA Plus		CFI 53

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$8.40	$8.83	$9.88
Value at end of period	$9.34	$8.40	$8.83
Number of accumulation units outstanding at end of period	15,142	40,721	41,461
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
Value at beginning of period	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98
Value at end of period	$39.30	$35.21	$36.89	$41.33	$34.58	$25.59	$44.15	$33.72	$28.27	$20.89
Number of accumulation units outstanding at end of period	82,527	97,577	123,084	174,269	223,048	303,749	316,831	330,956	385,687	330,848
ING GLOBAL VALUE ADVANTAGE PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.59	$7.60	$8.04	$7.73	$6.06	$9.95
Value at end of period	$9.59	$8.59	$7.60	$8.04	$7.73	$6.06
Number of accumulation units outstanding at end of period	14,248	24,179	37,366	38,074	36,994	51,243
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.79	$9.54	$9.99
Value at end of period	$13.80	$10.79	$9.54
Number of accumulation units outstanding at end of period	437,375	558,357	684,332
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95	$9.83
Value at end of period	$12.33	$9.63	$8.49	$8.68	$7.77	$6.08	$9.95
Number of accumulation units outstanding at end of period	1,935,272	2,286,125	2,742,774	2,224,320	2,512,614	2,172,969	1,532
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.81	$10.95	$13.66	$12.93	$10.19
Value at end of period	$14.09	$13.81	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	9,547	12,123	9,738	27,622	8,843
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Value at end of period	$13.67	$10.49	$9.35	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64
Number of accumulation units outstanding at end of period	89,219	103,942	118,011	161,651	185,662	219,708	256,881	267,971	299,598	548,608
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$18.88	$14.31	$12.41	$12.81	$10.72	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	20,227	26,941	30,163	39,171	70,781	117,089	171,859	108,782	138,848	430,312
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$18.16	$12.99	$11.79	$12.12	$10.07	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	12,680	16,019	16,126	22,717	31,227	43,054	86,144	116,901	147,078	345,339
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06
Value at end of period	$14.22	$14.52	$13.55	$12.85	$11.95	$10.93	$12.17	$11.72	$11.50	$11.37
Number of accumulation units outstanding at end of period	349,573	387,319	472,680	519,722	557,196	570,876	646,304	443,958	453,906	447,751
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.02	$6.89	$8.01	$7.57	$6.05	$8.67
Value at end of period	$9.55	$8.02	$6.89	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	63,876	41,892	34,798	42,289	32,930	3,329

DVA Plus

CFI 54

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30	$12.10
Value at end of period	$17.83	$13.44	$11.53	$11.99	$10.60	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	245,614	292,800	320,523	359,615	378,272	415,402	485,537	527,949	578,971
ING INVESCO EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83	$10.35
Value at end of period	$15.84	$12.93	$11.70	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	128,558	121,858	148,295	188,722	222,360	306,848	94,763	108,471	56,894
ING INVESCO GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09
Value at end of period	$39.25	$29.84	$26.51	$27.58	$24.95	$20.49	$30.77	$30.53	$26.79	$24.77
Number of accumulation units outstanding at end of period	197,760	231,946	281,912	337,800	388,816	443,563	540,794	677,536	747,521	841,483
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$9.86	$9.33	$11.00	$9.85	$9.77
Value at end of period	$12.09	$9.86	$9.33	$11.00	$9.85
Number of accumulation units outstanding at end of period	4,632	89	2,041	5,714	378
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83
Value at end of period	$20.38	$22.01	$18.81	$23.42	$19.82	$11.76	$24.56	$18.05	$13.53	$10.21
Number of accumulation units outstanding at end of period	135,222	162,360	180,430	206,305	304,281	378,645	501,622	526,429	569,209	414,950
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.13	$10.28	$10.28	$8.51	$6.89	$9.89
Value at end of period	$15.67	$12.13	$10.28	$10.28	$8.51	$6.89
Number of accumulation units outstanding at end of period	83,513	79,203	60,593	63,348	46,439	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32
Value at end of period	$23.82	$17.45	$14.96	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$13.63
Number of accumulation units outstanding at end of period	128,407	133,682	170,175	191,942	155,530	185,036	234,079	289,126	304,044	434,570
ING LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$10.29	$10.03
Value at end of period	$13.18	$10.29
Number of accumulation units outstanding at end of period	894,452	1,169,152
ING LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Fund first available during October 2004)
Value at beginning of period	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$20.29	$15.81	$13.66	$13.60	$12.11	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	179,083	78,894	103,158	58,940	68,312	15,517	452	7,870	13,402	4,715
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.26	$10.02	$10.05
Value at end of period	$14.45	$11.26	$10.02
Number of accumulation units outstanding at end of period	693,569	152,572	176,268
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32
Value at end of period	$20.90	$21.12	$21.18	$21.31	$21.03	$19.97	$20.38	$19.61	$19.22	$19.25
Number of accumulation units outstanding at end of period	87,324	108,190	122,106	146,749	176,680	219,747	290,852	374,384	502,204	644,003

DVA Plus

CFI 55

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86
Value at end of period	$14.59	$14.85	$15.12	$15.38	$15.65	$15.88	$15.78	$15.30	$14.88	$14.73
Number of accumulation units outstanding at end of period	419,666	511,459	598,840	840,172	1,166,416	1,879,418	811,220	726,596	616,216	1,213,060
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39
Value at end of period	$22.78	$17.11	$15.48	$16.02	$13.61	$10.73	$18.31	$16.32	$15.83	$14.79
Number of accumulation units outstanding at end of period	384,327	449,519	547,117	625,390	678,195	831,820	1,004,788	1,188,362	1,378,150	1,545,306
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42
Value at end of period	$32.22	$27.63	$25.30	$25.35	$23.49	$20.27	$26.57	$26.01	$23.65	$23.39
Number of accumulation units outstanding at end of period	487,565	589,522	690,798	849,458	1,002,840	1,157,196	1,473,826	1,803,704	2,268,000	2,918,631
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37	$10.11
Value at end of period	$22.41	$18.98	$17.05	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	131,537	159,354	185,601	222,450	243,983	300,770	492,070	371,440	299,953
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$16.00	$12.36	$11.05	$11.33	$8.87	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	623,604	648,471	781,461	913,587	1,022,912	1,136,532	99,085	127,480	176,312	183,674
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95
Value at end of period	$24.22	$20.64	$18.15	$16.94	$15.13	$11.95	$17.03	$15.80	$13.25	$12.12
Number of accumulation units outstanding at end of period	114,475	143,248	169,004	202,527	203,385	225,513	280,577	332,645	339,825	354,307
ING MULTI-MANAGER LARGE CAP CORE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95	$10.48
Value at end of period	$15.03	$11.74	$10.83	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	82,796	91,496	100,791	124,360	153,889	167,298	198,883	212,294	238,162
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94	$11.08
Value at end of period	$17.56	$14.09	$11.82	$13.13	$11.54	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	42,183	44,382	43,199	48,642	57,061	63,473	53,080	49,426	14,539
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$17.91	$17.26	$15.40	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	479,775	620,937	726,481	863,810	886,425	1,037,282	1,353,495	1,629,201	1,906,679	2,556,237
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70
Value at end of period	$18.47	$19.13	$17.91	$17.61	$16.64	$14.80	$14.46	$13.50	$13.17	$13.08
Number of accumulation units outstanding at end of period	960,490	1,344,452	1,411,067	1,722,139	2,035,987	1,830,575	1,431,076	1,411,736	1,574,541	2,353,927
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.65	$9.10	$8.81	$8.31	$8.25
Value at end of period	$9.89	$9.65	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	235,834	328,632	279,668	367,431	363,340

DVA Plus

CFI 56

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.06	$9.97	$10.27	$9.37	$9.21
Value at end of period	$12.90	$11.06	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	657,788	967,993	1,055,184	1,232,540	1,317,406
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.32	$10.32	$10.50	$9.62	$9.49
Value at end of period	$12.87	$11.32	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	542,821	613,105	699,255	667,671	746,997
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.52	$10.64	$10.60	$9.85	$9.75
Value at end of period	$12.46	$11.52	$10.64	$10.60	$9.85
Number of accumulation units outstanding at end of period	712,822	784,921	888,475	916,906	958,263
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$16.03	$14.28	$13.99	$12.66	$9.95
Value at end of period	$20.74	$16.03	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	240,680	269,744	320,643	369,472	419,483
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16	$8.97	$8.94	$8.12	$6.69	$10.28
Value at end of period	$13.15	$10.16	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	561,630	658,566	785,637	998,454	1,134,062	38,475
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.34	$13.46	$13.63	$12.48	$10.85
Value at end of period	$19.81	$15.34	$13.46	$13.63	$12.48
Number of accumulation units outstanding at end of period	19,418	21,886	15,071	1,463	1,930
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$17.48	$15.40	$16.03	$12.96	$10.40
Value at end of period	$23.17	$17.48	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	229,048	277,169	322,879	415,384	463,277
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.36	$9.91	$10.30	$8.39	$6.11	$10.64
Value at end of period	$14.95	$11.36	$9.91	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	92,686	75,481	61,315	78,462	47,716	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.46	$10.07	$10.69	$8.63	$6.95	$10.16
Value at end of period	$15.58	$11.46	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	156,206	123,674	136,727	186,026	156,359	190,367
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25
Value at end of period	$13.99	$10.27	$9.09	$9.20	$7.09	$5.52	$8.60	$7.97	$7.22	$6.75
Number of accumulation units outstanding at end of period	168,916	214,984	247,873	286,727	320,361	376,713	459,626	564,312	678,759	812,724
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.66	$10.39	$10.86	$8.91	$7.13	$9.79
Value at end of period	$15.74	$11.66	$10.39	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	26,717	29,648	55,529	44,468	65,135	49,665

DVA Plus		CFI 57

Condensed Financial Information (continued)

	2013	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69
Value at end of period	$65.33	$54.41	$48.38	$47.85	$42.71	$32.62	$45.81	$44.67	$39.65	$37.46
Number of accumulation units outstanding at end of period	531,694	635,942	730,033	894,237	1,034,928	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91
Value at end of period	$40.89	$32.08	$27.86	$28.61	$25.33	$20.63	$32.65	$32.25	$27.56	$26.99
Number of accumulation units outstanding at end of period	322,215	392,755	469,128	539,055	601,838	691,572	865,803	1,042,643	1,177,282	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15	$10.11
Value at end of period	$14.23	$10.42	$8.94	$9.23	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	72,871	61,096	95,002	109,783	80,480	16,757	9,218
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39	$10.14
Value at end of period	$15.13	$13.47	$11.55	$13.41	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	112,068	139,920	155,542	171,109	200,319	254,172	318,925	316,462	339,789
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16	$10.02
Value at end of period	$12.07	$10.24	$8.79	$10.18	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	439,447	544,244	107,339	138,277	140,510	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80
Value at end of period	$29.30	$22.83	$19.09	$20.60	$19.46	$14.97	$25.26	$25.10	$20.96	$19.41
Number of accumulation units outstanding at end of period	176,985	210,020	248,042	296,746	357,836	401,370	489,370	584,766	682,575	753,550
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.74	$11.54	$10.98	$10.55	$10.17	$9.82
Value at end of period	$11.21	$11.74	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	120,410	144,863	254,563	212,507	223,479	374,087
INVESCO V.I. AMERICAN FRANCHISE FUND
(Funds were first received in this option during April 2012)
Value at beginning of period	$9.91	$10.28
Value at end of period	$13.64	$9.91
Number of accumulation units outstanding at end of period	54,575	70,263
PROFUND VP BULL
Value at beginning of period	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Value at end of period	$11.63	$9.12	$8.15	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74
Number of accumulation units outstanding at end of period	37,580	43,819	48,533	67,290	71,655	77,466	102,754	215,771	304,922	518,311
PROFUND VP EUROPE 30
Value at beginning of period	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Value at end of period	$11.23	$9.40	$8.21	$9.17	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21
Number of accumulation units outstanding at end of period	18,708	27,824	33,595	41,583	47,001	51,597	69,260	148,846	186,919	140,140
PROFUND VP RISING RATES OPPORTUNITY
Value at beginning of period	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Value at end of period	$3.13	$2.74	$3.00	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	22,577	0	22,697	25,407	24,973	26,319	32,185	61,675	193,952	282,310

DVA Plus

CFI 58

FINANCIAL STATEMENTS ING USA Annuity and Life Insurance Company Separate Account B Year Ended December 31, 2013 with Report of Independent Registered Public Accounting Firm

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2013

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	2
Statements of Operations	29
Statements of Changes in Net Assets	58
Notes to Financial Statements	94

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying financial statements of ING USA Annuity and Life Insurance
Company Separate Account B (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2013, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2013 and 2012. These financial statements are the responsibility of the
Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting ING USA Annuity and Life Insurance Company Separate Account B at December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December
31, 2013 and 2012, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2014

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2013
(Dollars in thousands)

	Invesco V.I.				Columbia Small
	American	BlackRock	Columbia Asset Columbia Small		Company
	Franchise	Global	Allocation Fund,	Cap Value	Growth Fund,
	Fund - Series I	Allocation V.I.	Variable Series -	Fund, Variable	Variable Series -
	Shares	Fund - Class III	Class A	Series - Class B	Class A
Assets
Investments in mutual funds
at fair value	$ 19,078	$ 1,103,143	$ 315	$ 147,852	$ 32
Total assets	19,078	1,103,143	315	147,852	32
Net assets	$ 19,078	$ 1,103,143	$ 315	$ 147,852	$ 32

Total number of mutual fund shares	376,816	70,805,080	20,912	7,251,199	1,750

Cost of mutual fund shares	$ 14,082	$ 981,130	$ 269	$ 123,065	$ 30

The accompanying notes are an integral part of these financial statements.

2

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	Columbia VP	Fidelity® VIP	Franklin Small
	Large Cap	Equity-Income	Cap Value		ING
	Growth	Portfolio -	Securities	ING Balanced	Intermediate
	Fund -	Service	Fund -	Portfolio -	Bond Portfolio -
	Class 1	Class 2	Class 2	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 336	$ 170,991	$ 12,932	$ 4,807	$ 1,106,841
Total assets	336	170,991	12,932	4,807	1,106,841
Net assets	$ 336	$ 170,991	$ 12,932	$ 4,807	$ 1,106,841

Total number of mutual fund shares	32,362	7,473,371	537,258	345,297	89,045,909

Cost of mutual fund shares	$ 244	$ 169,195	$ 6,235	$ 3,924	$ 1,073,269

The accompanying notes are an integral part of these financial statements.

3

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING American
		ING American	Funds
	ING American	Funds Global	International	ING American	ING American
	Funds Asset	Growth and	Growth and	Funds	Funds World
	Allocation	Income	Income	International	Allocation
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953	$ 194,620
Total assets	507,731	26,061	19,557	1,093,953	194,620
Net assets	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953	$ 194,620

Total number of mutual fund shares	38,406,314	1,974,355	1,621,659	56,215,488	15,991,813

Cost of mutual fund shares	$ 326,898	$ 22,274	$ 17,172	$ 957,657	$ 181,083

The accompanying notes are an integral part of these financial statements.

4

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities	Protected Bond	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	ING Bond
	Service Class	Service Class	Class	Service Class	Portfolio
Assets
Investments in mutual funds
at fair value	$ 326,865	$ 291,031	$ 84	$ 166,380	$ 385,432
Total assets	326,865	291,031	84	166,380	385,432
Net assets	$ 326,865	$ 291,031	$ 84	$ 166,380	$ 385,432

Total number of mutual fund shares	18,322,042	31,059,864	5,811	11,602,499	41,894,735

Cost of mutual fund shares	$ 222,870	$ 335,398	$ 64	$ 118,691	$ 416,027

The accompanying notes are an integral part of these financial statements.

5

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion	ING DFA
	Estate	Estate	Real Estate	Real Estate	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 119,039	$ 1,749	$ 246,851	$ 18,629	$ 182,004
Total assets	119,039	1,749	246,851	18,629	182,004
Net assets	$ 119,039	$ 1,749	$ 246,851	$ 18,629	$ 182,004

Total number of mutual fund shares	10,921,028	159,536	9,025,642	685,377	16,836,603

Cost of mutual fund shares	$ 94,016	$ 1,450	$ 178,014	$ 14,931	$ 125,729

The accompanying notes are an integral part of these financial statements.

6

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING FMRSM	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid Diversified Mid		Income	Income	Mutual Shares
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 686,993	$ 35,504	$ 524,291	$ 10,547	$ 202,977
Total assets	686,993	35,504	524,291	10,547	202,977
Net assets	$ 686,993	$ 35,504	$ 524,291	$ 10,547	$ 202,977

Total number of mutual fund shares	33,108,097	1,720,991	46,686,679	941,670	18,638,837

Cost of mutual fund shares	$ 448,837	$ 23,180	$ 440,247	$ 9,236	$ 141,057

The accompanying notes are an integral part of these financial statements.

7

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING Franklin
	Templeton				ING Invesco
	Founding	ING Global	ING Global	ING Global	Growth and
	Strategy	Resources	Resources	Resources	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 918,492	$ 74,575	$ 380,095	$ 20,189	$ 459,576
Total assets	918,492	74,575	380,095	20,189	459,576
Net assets	$ 918,492	$ 74,575	$ 380,095	$ 20,189	$ 459,576

Total number of mutual fund shares	84,420,194	3,644,936	18,048,211	965,044	14,734,727

Cost of mutual fund shares	$ 697,552	$ 70,500	$ 335,008	$ 21,087	$ 329,954

The accompanying notes are an integral part of these financial statements.

8

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Invesco	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Emerging	Small Cap Core	Small Cap Core
	Income	Markets Equity Markets Equity		Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 49,490	$ 496,586	$ 22,743	$ 340,857	$ 38,368
Total assets	49,490	496,586	22,743	340,857	38,368
Net assets	$ 49,490	$ 496,586	$ 22,743	$ 340,857	$ 38,368

Total number of mutual fund shares	1,596,461	26,136,109	1,209,108	16,530,405	1,876,169

Cost of mutual fund shares	$ 37,965	$ 471,177	$ 22,943	$ 232,808	$ 24,216

The accompanying notes are an integral part of these financial statements.

9

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Large Cap		ING Limited
	Growth	Growth	Growth	ING Large Cap	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,158,334	$ 966,897	$ 1,017	$ 579,266	$ 50,546
Total assets	2,158,334	966,897	1,017	579,266	50,546
Net assets	$ 2,158,334	$ 966,897	$ 1,017	$ 579,266	$ 50,546

Total number of mutual fund shares	118,459,609	51,376,047	54,347	49,509,892	4,960,392

Cost of mutual fund shares	$ 1,599,858	$ 828,634	$ 606	$ 521,887	$ 51,875

The accompanying notes are an integral part of these financial statements.

10

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Liquid	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 685,459	$ 11,692	$ 477,882	$ 18,209	$ 643,335
Total assets	685,459	11,692	477,882	18,209	643,335
Net assets	$ 685,459	$ 11,692	$ 477,882	$ 18,209	$ 643,335

Total number of mutual fund shares	685,458,791	11,692,069	18,873,678	724,299	34,347,839

Cost of mutual fund shares	$ 685,459	$ 11,692	$ 302,485	$ 11,119	$ 529,319

The accompanying notes are an integral part of these financial statements.

11

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Morgan	ING Morgan	ING Multi-
	ING MFS Total	ING MFS	Stanley Global	Stanley Global	Manager Large
	Return	Utilities	Franchise	Franchise	Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 30,962	$ 467,192	$ 378,364	$ 61,552	$ 53,705
Total assets	30,962	467,192	378,364	61,552	53,705
Net assets	$ 30,962	$ 467,192	$ 378,364	$ 61,552	$ 53,705

Total number of mutual fund shares	1,668,197	26,439,853	20,835,030	3,410,104	3,626,262

Cost of mutual fund shares	$ 26,543	$ 356,223	$ 287,903	$ 47,122	$ 40,539

The accompanying notes are an integral part of these financial statements.

12

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO	ING Retirement	ING Retirement
	High Yield	Total Return	Total Return	Conservative	Growth
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 531,257	$ 2,193,440	$ 52,388	$ 491,016	$ 4,522,383
Total assets	531,257	2,193,440	52,388	491,016	4,522,383
Net assets	$ 531,257	$ 2,193,440	$ 52,388	$ 491,016	$ 4,522,383

Total number of mutual fund shares	50,118,548	191,399,636	4,599,486	51,904,439	343,907,462

Cost of mutual fund shares	$ 510,390	$ 2,304,510	$ 54,277	$ 473,335	$ 3,213,260

The accompanying notes are an integral part of these financial statements.

13

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital	Price Equity
	Growth	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130	$ 744,561
Total assets	3,012,105	1,646,445	2,811,421	81,130	744,561
Net assets	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130	$ 744,561

Total number of mutual fund shares	231,344,493	132,777,807	99,133,319	2,873,883	44,345,487

Cost of mutual fund shares	$ 2,238,823	$ 1,318,649	$ 2,263,641	$ 66,520	$ 531,877

The accompanying notes are an integral part of these financial statements.

14

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Equity	Price	ING Templeton	ING Templeton
	Income	International	Global Growth	Global Growth	ING Diversified
	Portfolio -	Stock Portfolio -	Portfolio -	Portfolio -	International
	Service 2 Class	Service Class	Service Class	Service 2 Class	Fund - Class R
Assets
Investments in mutual funds
at fair value	$ 26,577	$ 146,227	$ 290,506	$ 5,903	$ 112
Total assets	26,577	146,227	290,506	5,903	112
Net assets	$ 26,577	$ 146,227	$ 290,506	$ 5,903	$ 112

Total number of mutual fund shares	1,595,281	11,052,705	18,066,307	369,611	10,495

Cost of mutual fund shares	$ 19,977	$ 131,834	$ 221,673	$ 4,591	$ 114

The accompanying notes are an integral part of these financial statements.

15

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

		ING American			ING Columbia
		Century Small-	ING Baron	ING Columbia	Small Cap
	ING Global	Mid Cap Value	Growth	Contrarian Core	Value II
	Perspectives	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 24,351	$ 1,968	$ 507,090	$ 294,606	$ 146,551
Total assets	24,351	1,968	507,090	294,606	146,551
Net assets	$ 24,351	$ 1,968	$ 507,090	$ 294,606	$ 146,551

Total number of mutual fund shares	2,316,906	129,842	16,571,552	11,817,327	9,205,458

Cost of mutual fund shares	$ 23,918	$ 1,487	$ 317,152	$ 184,458	$ 68,948

The accompanying notes are an integral part of these financial statements.

16

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Invesco	ING Invesco
		ING Invesco	Equity and	Equity and	ING JPMorgan
	ING Global	Comstock	Income	Income	Mid Cap Value
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,644	$ 268,151	$ 1,696	$ 242,782	$ 244,250
Total assets	6,644	268,151	1,696	242,782	244,250
Net assets	$ 6,644	$ 268,151	$ 1,696	$ 242,782	$ 244,250

Total number of mutual fund shares	633,935	17,378,529	37,750	5,437,456	11,553,931

Cost of mutual fund shares	$ 7,080	$ 178,888	$ 1,262	$ 178,522	$ 185,821

The accompanying notes are an integral part of these financial statements.

17

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,929	$ 169,506	$ 4,426	$ 14,906	$ 17,579
Total assets	4,929	169,506	4,426	14,906	17,579
Net assets	$ 4,929	$ 169,506	$ 4,426	$ 14,906	$ 17,579

Total number of mutual fund shares	260,909	9,242,396	385,568	1,244,279	1,329,759

Cost of mutual fund shares	$ 3,595	$ 127,243	$ 4,324	$ 12,466	$ 12,200

The accompanying notes are an integral part of these financial statements.

18

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ING T. Rowe
				Price Diversified	ING T. Rowe
			ING Solution	Mid Cap	Price Growth
	ING Solution	ING Solution	Income	Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 9,672	$ 1,278	$ 6,221	$ 8,538	$ 258,344
Total assets	9,672	1,278	6,221	8,538	258,344
Net assets	$ 9,672	$ 1,278	$ 6,221	$ 8,538	$ 258,344

Total number of mutual fund shares	684,481	86,921	545,258	746,334	2,947,445

Cost of mutual fund shares	$ 6,795	$ 899	$ 5,618	$ 4,975	$ 194,485

The accompanying notes are an integral part of these financial statements.

19

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
	ING Templeton	Allocation	Allocation	Allocation	ING Growth
	Foreign Equity	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 667,777	$ 2,250	$ 566	$ 1,403	$ 1,349,848
Total assets	667,777	2,250	566	1,403	1,349,848
Net assets	$ 667,777	$ 2,250	$ 566	$ 1,403	$ 1,349,848

Total number of mutual fund shares	50,897,663	186,418	43,086	111,916	43,043,627

Cost of mutual fund shares	$ 497,657	$ 2,028	$ 463	$ 1,168	$ 963,298

The accompanying notes are an integral part of these financial statements.

20

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Growth	ING Growth		ING Euro	ING FTSE 100
	and Income	and Income	ING GET U.S.	STOXX 50®	Index®
	Portfolio -	Portfolio -	Core Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Series 14	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 937	$ 770,429	$ 19,220	$ 35,414	$ 5,170
Total assets	937	770,429	19,220	35,414	5,170
Net assets	$ 937	$ 770,429	$ 19,220	$ 35,414	$ 5,170

Total number of mutual fund shares	29,577	24,551,608	2,004,162	2,980,987	380,459

Cost of mutual fund shares	$ 785	$ 511,612	$ 20,106	$ 32,246	$ 4,768

The accompanying notes are an integral part of these financial statements.

21

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Global		ING Index Plus	ING Index Plus	ING Index Plus
	Value	ING Hang Seng	LargeCap	MidCap	SmallCap
	Advantage	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 175,466	$ 39,381	$ 130,749	$ 124,289	$ 99,365
Total assets	175,466	39,381	130,749	124,289	99,365
Net assets	$ 175,466	$ 39,381	$ 130,749	$ 124,289	$ 99,365

Total number of mutual fund shares	19,431,456	2,779,177	6,573,597	5,322,871	4,595,998

Cost of mutual fund shares	$ 134,628	$ 37,696	$ 97,674	$ 87,341	$ 67,857

The accompanying notes are an integral part of these financial statements.

22

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			ING Russell™		ING Russell™
	ING	ING Japan	Large Cap	ING Russell™	Large Cap
	International	TOPIX Index®	Growth Index	Large Cap	Value Index
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 66,035	$ 13,312	$ 187,827	$ 397,456	$ 85,774
Total assets	66,035	13,312	187,827	397,456	85,774
Net assets	$ 66,035	$ 13,312	$ 187,827	$ 397,456	$ 85,774

Total number of mutual fund shares	6,623,365	1,167,717	8,643,673	27,891,616	4,692,228

Cost of mutual fund shares	$ 56,813	$ 12,807	$ 134,491	$ 273,471	$ 70,256

The accompanying notes are an integral part of these financial statements.

23

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 295,192	$ 189,802	$ 253,638	$ 102,570	$ 183,572
Total assets	295,192	189,802	253,638	102,570	183,572
Net assets	$ 295,192	$ 189,802	$ 253,638	$ 102,570	$ 183,572

Total number of mutual fund shares	12,033,906	11,952,292	15,088,514	4,231,435	17,736,426

Cost of mutual fund shares	$ 173,979	$ 151,090	$ 199,922	$ 82,895	$ 193,562

The accompanying notes are an integral part of these financial statements.

24

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

ClearBridge
	ING	ING MidCap	ING SmallCap	Variable Large	Western Asset
	International	Opportunities	Opportunities	Cap Value	Variable High
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Income
	Class S	Class S	Class S	Class I	Portfolio
Assets
Investments in mutual funds
at fair value	$ 7,159	$ 560,431	$ 67,639	$ 88	$ 70
Total assets	7,159	560,431	67,639	88	70
Net assets	$ 7,159	$ 560,431	$ 67,639	$ 88	$ 70

Total number of mutual fund shares	726,819	34,723,116	2,405,360	4,618	11,582

Cost of mutual fund shares	$ 6,576	$ 419,545	$ 46,041	$ 75	$ 65

The accompanying notes are an integral part of these financial statements.

25

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small Cap	Portfolio -	Income VCT
	Fund®/VA -	Administrative	Portfolio -	ProFund VP	ProFund VP
	Service Class	Class	Class II	Bull	Europe 30
Assets
Investments in mutual funds
at fair value	$ 2,150	$ 8,362	$ 14,814	$ 12,351	$ 6,458
Total assets	2,150	8,362	14,814	12,351	6,458
Net assets	$ 2,150	$ 8,362	$ 14,814	$ 12,351	$ 6,458

Total number of mutual fund shares	78,101	663,687	544,623	326,044	249,616

Cost of mutual fund shares	$ 1,327	$ 9,274	$ 9,870	$ 10,027	$ 6,119

The accompanying notes are an integral part of these financial statements.

26

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

			Wells Fargo		Wells Fargo
		Wells Fargo	Advantage VT	Wells Fargo	Advantage VT
	ProFund VP	Advantage VT	Index Asset	Advantage VT	Small Cap
	Rising Rates	Omega Growth	Allocation	Intrinsic Value	Growth
	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 5,347	$ 1,401	$ 1,560	$ 766	$ 315
Total assets	5,347	1,401	1,560	766	315
Net assets	$ 5,347	$ 1,401	$ 1,560	$ 766	$ 315

Total number of mutual fund shares	657,728	43,517	98,428	40,606	28,069

Cost of mutual fund shares	$ 9,977	$ 879	$ 1,236	$ 521	$ 176

The accompanying notes are an integral part of these financial statements.

27

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Assets and Liabilities December 31, 2013 (Dollars in thousands)

Wells Fargo
Advantage VT
Total Return
Bond Fund
Assets
Investments in mutual funds
at fair value	$ 633
Total assets	633
Net assets	$ 633

Total number of mutual fund shares	62,767

Cost of mutual fund shares	$ 636

The accompanying notes are an integral part of these financial statements.

28

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Invesco V.I.				Columbia Small
	American	BlackRock	Columbia Asset Columbia Small		Company
	Franchise	Global	Allocation Fund,	Cap Value	Growth Fund,
	Fund - Series I	Allocation V.I.	Variable	Fund, Variable	Variable
	Shares	Fund - Class III	Series - Class A	Series - Class B	Series - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 75	$ 11,182	$ 8	$ 1,382	$ -
Expenses:
Mortality and expense risk charges	307	18,397	5	2,453	-
Total expenses	307	18,397	5	2,453	-
Net investment income (loss)	(232)	(7,215)	3	(1,071)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	457	31,157	(15)	(60)	4
Capital gains distributions	-	44,552	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)	4
Net unrealized appreciation
(depreciation) of investments	5,425	56,710	61	39,074	1
Net realized and unrealized gain (loss)
on investments	5,882	132,419	46	39,014	5
Net increase (decrease) in net assets
resulting from operations	$ 5,650	$ 125,204	$ 49	$ 37,943	$ 5

The accompanying notes are an integral part of these financial statements.

29

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Columbia VP
	Columbia VP	U.S.	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Large Cap	Government	Equity-Income	Contrafund®	Cap Value
	Growth Fund -	Mortgage	Portfolio -	Portfolio -	Securities
	Class 1	Fund - Class 1	Service Class 2	Service Class 2	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ -	$ -	$ 3,690	$ -	$ 161
Expenses:
Mortality and expense risk charges	5	-	2,831	5,428	132
Total expenses	5	-	2,831	5,428	132
Net investment income (loss)	(5)	-	859	(5,428)	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	-	(5,613)	154,833	613
Capital gains distributions	-	-	10,904	-	207
Total realized gain (loss) on investments
and capital gains distributions	11	-	5,291	154,833	820
Net unrealized appreciation
(depreciation) of investments	76	-	32,091	(68,523)	2,787
Net realized and unrealized gain (loss)
on investments	87	-	37,382	86,310	3,607
Net increase (decrease) in net assets
resulting from operations	$ 82	$ -	$ 38,241	$ 80,882	$ 3,636

The accompanying notes are an integral part of these financial statements.

30

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING American
				ING American	Funds
		ING	ING American	Funds Global	International
	ING Balanced	Intermediate	Funds Asset	Growth and	Growth and
	Portfolio -	Bond Portfolio -	Allocation	Income	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 92	$ 34,827	$ 5,489	$ 267	$ 187
Expenses:
Mortality and expense risk charges	56	18,830	7,657	345	256
Total expenses	56	18,830	7,657	345	256
Net investment income (loss)	36	15,997	(2,168)	(78)	(69)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	3,136	11,050	987	434
Capital gains distributions	-	-	2,974	49	-
Total realized gain (loss) on investments
and capital gains distributions	(84)	3,136	14,024	1,036	434
Net unrealized appreciation
(depreciation) of investments	720	(42,523)	74,002	2,652	1,898
Net realized and unrealized gain (loss)
on investments	636	(39,387)	88,026	3,688	2,332
Net increase (decrease) in net assets
resulting from operations	$ 672	$ (23,390)	$ 85,858	$ 3,610	$ 2,263

The accompanying notes are an integral part of these financial statements.

31

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING BlackRock
			ING BlackRock	ING BlackRock	Large Cap
	ING American	ING American	Health Sciences	Inflation	Growth
	Funds	Funds World	Opportunities	Protected Bond	Portfolio -
	International	Allocation	Portfolio -	Portfolio -	Institutional
	Portfolio	Portfolio	Service Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 9,154	$ 2,913	$ 155	$ -	$ 1
Expenses:
Mortality and expense risk charges	17,733	3,227	4,752	7,113	1
Total expenses	17,733	3,227	4,752	7,113	1
Net investment income (loss)	(8,579)	(314)	(4,597)	(7,113)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(56,945)	1,509	7,829	(8,422)	-
Capital gains distributions	-	1,896	19,960	24,543	-
Total realized gain (loss) on investments
and capital gains distributions	(56,945)	3,405	27,789	16,121	-
Net unrealized appreciation
(depreciation) of investments	246,406	19,709	66,724	(54,116)	21
Net realized and unrealized gain (loss)
on investments	189,461	23,114	94,513	(37,995)	21
Net increase (decrease) in net assets
resulting from operations	$ 180,882	$ 22,800	$ 89,916	$ (45,108)	$ 21

The accompanying notes are an integral part of these financial statements.

32

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING BlackRock		ING Clarion	ING Clarion
	Large Cap		Global Real	Global Real	ING Clarion
	Growth		Estate	Estate	Real Estate
	Portfolio -	ING Bond	Portfolio -	Portfolio -	Portfolio -
	Service Class	Portfolio	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,703	$ 4,636	$ 6,871	$ 99	$ 3,539
Expenses:
Mortality and expense risk charges	2,657	6,753	2,119	34	4,730
Total expenses	2,657	6,753	2,119	34	4,730
Net investment income (loss)	(954)	(2,117)	4,752	65	(1,191)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,855	4,605	(2,280)	(18)	(9,617)
Capital gains distributions	-	39,881	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12,855	44,486	(2,280)	(18)	(9,617)
Net unrealized appreciation
(depreciation) of investments	28,981	(54,163)	249	(10)	13,571
Net realized and unrealized gain (loss)
on investments	41,836	(9,677)	(2,031)	(28)	3,954
Net increase (decrease) in net assets
resulting from operations	$ 40,882	$ (11,794)	$ 2,721	$ 37	$ 2,763

The accompanying notes are an integral part of these financial statements.

33

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Clarion	ING DFA	ING FMRSM	ING FMRSM	ING Franklin
	Real Estate	World Equity	Diversified Mid	Diversified Mid	Income
	Portfolio -	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 240	$ 3,374	$ 2,948	$ 105	$ 25,432
Expenses:
Mortality and expense risk charges	358	2,857	11,135	591	8,819
Total expenses	358	2,857	11,135	591	8,819
Net investment income (loss)	(118)	517	(8,187)	(486)	16,613

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(835)	8,370	22,347	1,210	(368)
Capital gains distributions	-	-	2,425	125	-
Total realized gain (loss) on investments
and capital gains distributions	(835)	8,370	24,772	1,335	(368)
Net unrealized appreciation
(depreciation) of investments	1,048	26,202	170,712	8,653	44,241
Net realized and unrealized gain (loss)
on investments	213	34,572	195,484	9,988	43,873
Net increase (decrease) in net assets
resulting from operations	$ 95	$ 35,089	$ 187,297	$ 9,502	$ 60,486

The accompanying notes are an integral part of these financial statements.

34

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Global
	Income	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 478	$ 2,112	$ 22,551	$ 426	$ 3,703
Expenses:
Mortality and expense risk charges	182	3,332	14,279	1,277	6,838
Total expenses	182	3,332	14,279	1,277	6,838
Net investment income (loss)	296	(1,220)	8,272	(851)	(3,135)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	678	497	1,566	(3,353)	(36,268)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	678	497	1,566	(3,353)	(36,268)
Net unrealized appreciation
(depreciation) of investments	220	44,486	157,379	11,669	82,098
Net realized and unrealized gain (loss)
on investments	898	44,983	158,945	8,316	45,830
Net increase (decrease) in net assets
resulting from operations	$ 1,194	$ 43,763	$ 167,217	$ 7,465	$ 42,695

The accompanying notes are an integral part of these financial statements.

35

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Invesco	ING Invesco	ING JPMorgan	ING JPMorgan
	ING Global	Growth and	Growth and	Emerging	Emerging
	Resources	Income	Income	Markets Equity Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 164	$ 5,557	$ 571	$ 4,391	$ 178
Expenses:
Mortality and expense risk charges	370	7,316	900	8,892	432
Total expenses	370	7,316	900	8,892	432
Net investment income (loss)	(206)	(1,759)	(329)	(4,501)	(254)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(232)	5,535	836	(27,723)	649
Capital gains distributions	-	-	-	11,127	545
Total realized gain (loss) on investments
and capital gains distributions	(232)	5,535	836	(16,596)	1,194
Net unrealized appreciation
(depreciation) of investments	2,653	111,988	12,705	(20,243)	(2,891)
Net realized and unrealized gain (loss)
on investments	2,421	117,523	13,541	(36,839)	(1,697)
Net increase (decrease) in net assets
resulting from operations	$ 2,215	$ 115,764	$ 13,212	$ (41,340)	$ (1,951)

The accompanying notes are an integral part of these financial statements.

36

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap	ING Large Cap
	Equity	Equity	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,120	$ 224	$ 7,194	$ 4,153	$ 3
Expenses:
Mortality and expense risk charges	4,933	658	35,079	10,135	18
Total expenses	4,933	658	35,079	10,135	18
Net investment income (loss)	(2,813)	(434)	(27,885)	(5,982)	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,392	2,431	51,086	28,299	25
Capital gains distributions	6,756	876	19,820	8,646	9
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	70,906	36,945	34
Net unrealized appreciation
(depreciation) of investments	68,454	8,267	460,868	121,135	210
Net realized and unrealized gain (loss)
on investments	89,602	11,574	531,774	158,080	244
Net increase (decrease) in net assets
resulting from operations	$ 86,789	$ 11,140	$ 503,889	$ 152,098	$ 229

The accompanying notes are an integral part of these financial statements.

37

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING Limited	ING Liquid	ING Liquid	ING Marsico
	ING Large Cap Maturity Bond		Assets	Assets	Growth
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2,815	$ 497	$ -	$ -	$ 3,436
Expenses:
Mortality and expense risk charges	4,213	912	12,374	248	7,604
Total expenses	4,213	912	12,374	248	7,604
Net investment income (loss)	(1,398)	(415)	(12,374)	(248)	(4,168)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	17,016	(946)	-	-	30,373
Capital gains distributions	-	-	123	2	-
Total realized gain (loss) on investments
and capital gains distributions	17,016	(946)	123	2	30,373
Net unrealized appreciation
(depreciation) of investments	50,611	840	-	-	100,341
Net realized and unrealized gain (loss)
on investments	67,627	(106)	123	2	130,714
Net increase (decrease) in net assets
resulting from operations	$ 66,229	$ (521)	$ (12,251)	$ (246)	$ 126,546

The accompanying notes are an integral part of these financial statements.

38

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Morgan
	ING Marsico	ING MFS Total	ING MFS Total	ING MFS	Stanley Global
	Growth	Return	Return	Utilities	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 113	$ 13,339	$ 623	$ 9,161	$ 7,732
Expenses:
Mortality and expense risk charges	314	10,817	575	8,348	6,605
Total expenses	314	10,817	575	8,348	6,605
Net investment income (loss)	(201)	2,522	48	813	1,127

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,239	(1,529)	(258)	(2,349)	10,235
Capital gains distributions	-	-	-	-	20,798
Total realized gain (loss) on investments
and capital gains distributions	1,239	(1,529)	(258)	(2,349)	31,033
Net unrealized appreciation
(depreciation) of investments	3,921	96,443	4,958	80,110	27,385
Net realized and unrealized gain (loss)
on investments	5,160	94,914	4,700	77,761	58,418
Net increase (decrease) in net assets
resulting from operations	$ 4,959	$ 97,436	$ 4,748	$ 78,574	$ 59,545

The accompanying notes are an integral part of these financial statements.

39

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

			ING
	ING Morgan	ING Multi-	Oppenheimer
	Stanley Global	Manager Large	Active	ING PIMCO	ING PIMCO
	Franchise	Cap Core	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,160	$ 345	$ 55	$ 32,653	$ 83,390
Expenses:
Mortality and expense risk charges	1,112	884	184	9,897	43,149
Total expenses	1,112	884	184	9,897	43,149
Net investment income (loss)	48	(539)	(129)	22,756	40,241

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,371	445	(7,140)	21,871	17,450
Capital gains distributions	3,385	-	11,590	-	25,666
Total realized gain (loss) on investments
and capital gains distributions	5,756	445	4,450	21,871	43,116
Net unrealized appreciation
(depreciation) of investments	3,873	12,782	(2,125)	(24,049)	(173,917)
Net realized and unrealized gain (loss)
on investments	9,629	13,227	2,325	(2,178)	(130,801)
Net increase (decrease) in net assets
resulting from operations	$ 9,677	$ 12,688	$ 2,196	$ 20,578	$ (90,560)

The accompanying notes are an integral part of these financial statements.

40

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING Retirement
	ING PIMCO	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Total Return	Mid Cap Value	Conservative	Growth	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,858	$ 3,644	$ 18,002	$ 80,699	$ 60,679
Expenses:
Mortality and expense risk charges	1,036	5,508	9,489	76,399	50,678
Total expenses	1,036	5,508	9,489	76,399	50,678
Net investment income (loss)	822	(1,864)	8,513	4,300	10,001

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	623	96,187	22,020	109,720	71,271
Capital gains distributions	602	-	6,766	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,225	96,187	28,786	109,720	71,271
Net unrealized appreciation
(depreciation) of investments	(4,218)	(19,245)	(22,880)	557,838	295,611
Net realized and unrealized gain (loss)
on investments	(2,993)	76,942	5,906	667,558	366,882
Net increase (decrease) in net assets
resulting from operations	$ (2,171)	$ 75,078	$ 14,419	$ 671,858	$ 376,883

The accompanying notes are an integral part of these financial statements.

41

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity	Price Equity
	Moderate	Appreciation	Appreciation	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 44,790	$ 29,328	$ 738	$ 11,305	$ 378
Expenses:
Mortality and expense risk charges	28,607	45,677	1,457	12,242	469
Total expenses	28,607	45,677	1,457	12,242	469
Net investment income (loss)	16,183	(16,349)	(719)	(937)	(91)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36,554	31,370	934	14,366	633
Capital gains distributions	-	171,010	5,258	534	19
Total realized gain (loss) on investments
and capital gains distributions	36,554	202,380	6,192	14,900	652
Net unrealized appreciation
(depreciation) of investments	78,023	299,394	9,112	157,817	5,704
Net realized and unrealized gain (loss)
on investments	114,577	501,774	15,304	172,717	6,356
Net increase (decrease) in net assets
resulting from operations	$ 130,760	$ 485,425	$ 14,585	$ 171,780	$ 6,265

The accompanying notes are an integral part of these financial statements.

42

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe
	Price	ING Templeton	ING Templeton
	International	Global Growth	Global Growth	ING Diversified	ING Global
	Stock Portfolio -	Portfolio -	Portfolio -	International	Perspectives
	Service Class	Service Class	Service 2 Class	Fund - Class R	Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$ 1,535	$ 4,156	$ 82	$ -	$ -
Expenses:
Mortality and expense risk charges	2,493	4,542	97	1	37
Total expenses	2,493	4,542	97	1	37
Net investment income (loss)	(958)	(386)	(15)	(1)	(37)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,559)	3,434	100	(1)	1
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7,559)	3,434	100	(1)	1
Net unrealized appreciation
(depreciation) of investments	25,374	63,123	1,255	17	433
Net realized and unrealized gain (loss)
on investments	17,815	66,557	1,355	16	434
Net increase (decrease) in net assets
resulting from operations	$ 16,857	$ 66,171	$ 1,340	$ 15	$ 397

The accompanying notes are an integral part of these financial statements.

43

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING American			ING Columbia
	Century Small-	ING Baron	ING Columbia	Small Cap
	Mid Cap Value	Growth	Contrarian	Value II	ING Global
	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 22	$ 5,539	$ 3,737	$ 1,071	$ 139
Expenses:
Mortality and expense risk charges	20	7,432	4,776	2,411	73
Total expenses	20	7,432	4,776	2,411	73
Net investment income (loss)	2	(1,893)	(1,039)	(1,340)	66

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	185	28,586	5,625	8,405	(64)
Capital gains distributions	63	16,474	-	-	198
Total realized gain (loss) on investments
and capital gains distributions	248	45,060	5,625	8,405	134
Net unrealized appreciation
(depreciation) of investments	269	88,983	71,837	36,661	(639)
Net realized and unrealized gain (loss)
on investments	517	134,043	77,462	45,066	(505)
Net increase (decrease) in net assets
resulting from operations	$ 519	$ 132,150	$ 76,423	$ 43,726	$ (439)

The accompanying notes are an integral part of these financial statements.

44

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING Invesco	ING Invesco
	ING Growth	ING Growth	ING Invesco	Equity and	Equity and
	and Income	and Income	Comstock	Income	Income
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 7	$ 26	$ 1,875	$ 22	$ 2,706
Expenses:
Mortality and expense risk charges	2	20	4,107	13	3,505
Total expenses	2	20	4,107	13	3,505
Net investment income (loss)	5	6	(2,232)	9	(799)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	112	321	3,764	38	1,387
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	112	321	3,764	38	1,387
Net unrealized appreciation
(depreciation) of investments	(62)	97	63,432	301	40,704
Net realized and unrealized gain (loss)
on investments	50	418	67,196	339	42,091
Net increase (decrease) in net assets
resulting from operations	$ 55	$ 424	$ 64,964	$ 348	$ 41,292

The accompanying notes are an integral part of these financial statements.

45

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING	ING
	ING JPMorgan	Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Global	Global	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,344	$ 64	$ 1,799	$ 152	$ 475
Expenses:
Mortality and expense risk charges	3,800	57	2,522	47	160
Total expenses	3,800	57	2,522	47	160
Net investment income (loss)	(2,456)	7	(723)	105	315

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16,051	304	(381)	95	(72)
Capital gains distributions	7,869	-	-	31	-
Total realized gain (loss) on investments
and capital gains distributions	23,920	304	(381)	126	(72)
Net unrealized appreciation
(depreciation) of investments	32,787	794	34,374	(370)	907
Net realized and unrealized gain (loss)
on investments	56,707	1,098	33,993	(244)	835
Net increase (decrease) in net assets
resulting from operations	$ 54,251	$ 1,105	$ 33,270	$ (139)	$ 1,150

The accompanying notes are an integral part of these financial statements.

46

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

					ING T. Rowe
					Price Diversified
				ING Solution	Mid Cap
	ING Solution	ING Solution	ING Solution	Income	Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 376	$ 179	$ 21	$ 199	$ 14
Expenses:
Mortality and expense risk charges	176	103	16	63	91
Total expenses	176	103	16	63	91
Net investment income (loss)	200	76	5	136	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	61	52	20	(17)	1,583
Capital gains distributions	-	-	-	-	101
Total realized gain (loss) on investments
and capital gains distributions	61	52	20	(17)	1,684
Net unrealized appreciation
(depreciation) of investments	2,127	1,539	235	227	892
Net realized and unrealized gain (loss)
on investments	2,188	1,591	255	210	2,576
Net increase (decrease) in net assets
resulting from operations	$ 2,388	$ 1,667	$ 260	$ 346	$ 2,499

The accompanying notes are an integral part of these financial statements.

47

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING T. Rowe		ING UBS U.S.	ING Strategic	ING Strategic
	Price Growth	ING Templeton	Large Cap	Allocation	Allocation
	Equity	Foreign Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 35	$ 8,425	$ 8	$ 37	$ 8
Expenses:
Mortality and expense risk charges	3,135	10,936	19	18	6
Total expenses	3,135	10,936	19	18	6
Net investment income (loss)	(3,100)	(2,511)	(11)	19	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,460	13,009	358	(36)	(22)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	9,460	13,009	358	(36)	(22)
Net unrealized appreciation
(depreciation) of investments	52,362	92,520	160	203	122
Net realized and unrealized gain (loss)
on investments	61,822	105,529	518	167	100
Net increase (decrease) in net assets
resulting from operations	$ 58,722	$ 103,018	$ 507	$ 186	$ 102

The accompanying notes are an integral part of these financial statements.

48

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth	ING GET U.S.
	Moderate	and Income	and Income	and Income	Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class I	Class S	Series 11
Net investment income (loss)
Investment Income:
Dividends	$ 22	$ 11,132	$ 11	$ 7,759	$ 73
Expenses:
Mortality and expense risk charges	13	22,118	10	12,868	11
Total expenses	13	22,118	10	12,868	11
Net investment income (loss)	9	(10,986)	1	(5,109)	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(20)	38,674	14	49,218	(466)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218	(466)
Net unrealized appreciation
(depreciation) of investments	181	286,976	150	138,714	389
Net realized and unrealized gain (loss)
on investments	161	325,650	164	187,932	(77)
Net increase (decrease) in net assets
resulting from operations	$ 170	$ 314,664	$ 165	$ 182,823	$ (15)

The accompanying notes are an integral part of these financial statements.

49

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				ING BlackRock
				Science and	ING Euro
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	STOXX 50®
	Core	Core	Core	Opportunities	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class S	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 48	$ 213	$ 640	$ -	$ 443
Expenses:
Mortality and expense risk charges	13	101	374	736	283
Total expenses	13	101	374	736	283
Net investment income (loss)	35	112	266	(736)	160

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(316)	(400)	(236)	(20,742)	839
Capital gains distributions	-	-	-	26,060	-
Total realized gain (loss) on investments
and capital gains distributions	(316)	(400)	(236)	5,318	839
Net unrealized appreciation
(depreciation) of investments	286	164	(475)	2,766	2,467
Net realized and unrealized gain (loss)
on investments	(30)	(236)	(711)	8,084	3,306
Net increase (decrease) in net assets
resulting from operations	$ 5	$ (124)	$ (445)	$ 7,348	$ 3,466

The accompanying notes are an integral part of these financial statements.

50

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING FTSE 100	ING Global	ING Hang Seng	ING Index Plus	ING Index Plus
	Index®	Value	Index	LargeCap	MidCap
	Portfolio -	Advantage	Portfolio -	Portfolio -	Portfolio -
	Class A	Portfolio	Class S	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 163	$ 6,222	$ 1,948	$ 2,021	$ 1,080
Expenses:
Mortality and expense risk charges	74	2,967	832	1,976	1,956
Total expenses	74	2,967	832	1,976	1,956
Net investment income (loss)	89	3,255	1,116	45	(876)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	139	7,830	(1,325)	1,926	1,667
Capital gains distributions	80	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	219	7,830	(1,325)	1,926	1,667
Net unrealized appreciation
(depreciation) of investments	346	8,092	51	31,548	31,727
Net realized and unrealized gain (loss)
on investments	565	15,922	(1,274)	33,474	33,394
Net increase (decrease) in net assets
resulting from operations	$ 654	$ 19,177	$ (158)	$ 33,519	$ 32,518

The accompanying notes are an integral part of these financial statements.

51

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING		ING Russell™	ING Russell™
	ING Index Plus	International	ING Japan	Large Cap	Large Cap
	SmallCap	Index	TOPIX Index®	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 687	$ 1,157	$ 208	$ 2,027	$ 5,195
Expenses:
Mortality and expense risk charges	1,547	970	197	2,854	6,435
Total expenses	1,547	970	197	2,854	6,435
Net investment income (loss)	(860)	187	11	(827)	(1,240)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,453	2,639	726	16,310	35,114
Capital gains distributions	-	-	51	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,453	2,639	777	16,310	35,114
Net unrealized appreciation
(depreciation) of investments	29,806	7,265	685	27,707	62,921
Net realized and unrealized gain (loss)
on investments	31,259	9,904	1,462	44,017	98,035
Net increase (decrease) in net assets
resulting from operations	$ 30,399	$ 10,091	$ 1,473	$ 43,190	$ 96,795

The accompanying notes are an integral part of these financial statements.

52

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	ING Russell™	ING Russell™
	Large Cap	Mid Cap	ING Russell™	ING Russell™	ING Small
	Value Index	Growth Index	Mid Cap Index	Small Cap Index	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1,096	$ 2,029	$ 1,563	$ 2,172	$ 264
Expenses:
Mortality and expense risk charges	1,450	4,789	2,856	3,470	1,687
Total expenses	1,450	4,789	2,856	3,470	1,687
Net investment income (loss)	(354)	(2,760)	(1,293)	(1,298)	(1,423)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8,309	25,095	8,647	6,979	14,123
Capital gains distributions	510	-	4,565	6,413	7,586
Total realized gain (loss) on investments
and capital gains distributions	8,819	25,095	13,212	13,392	21,709
Net unrealized appreciation
(depreciation) of investments	11,365	55,301	31,278	47,208	9,336
Net realized and unrealized gain (loss)
on investments	20,184	80,396	44,490	60,600	31,045
Net increase (decrease) in net assets
resulting from operations	$ 19,830	$ 77,636	$ 43,197	$ 59,302	$ 29,622

The accompanying notes are an integral part of these financial statements.

53

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		ING			ClearBridge
	ING U.S. Bond	International	ING MidCap	ING SmallCap	Variable Large
	Index	Value	Opportunities	Opportunities	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio-
	Class S	Class S	Class S	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 3,375	$ 164	$ -	$ -	$ 1
Expenses:
Mortality and expense risk charges	3,434	73	8,612	1,076	1
Total expenses	3,434	73	8,612	1,076	1
Net investment income (loss)	(59)	91	(8,612)	(1,076)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(962)	(563)	42,784	4,289	-
Capital gains distributions	2,099	-	13,260	3,958	4
Total realized gain (loss) on investments		-
and capital gains distributions	1,137	(563)	56,044	8,247	4
Net unrealized appreciation
(depreciation) of investments	(10,464)	1,729	77,217	12,438	17
Net realized and unrealized gain (loss)
on investments	(9,327)	1,166	133,261	20,685	21
Net increase (decrease) in net assets
resulting from operations	$ (9,386)	$ 1,257	$ 124,649	$ 19,609	$ 21

The accompanying notes are an integral part of these financial statements.

54

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

		Oppenheimer	PIMCO Real
	Western Asset	Main Street	Return	Pioneer Equity
	Variable	Small Cap	Portfolio -	Income VCT
	High Income	Fund®/VA -	Administrative	Portfolio -	ProFund VP
	Portfolio	Service Class	Class	Class II	Bull
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 12	$ 153	$ 335	$ 133
Expenses:
Mortality and expense risk charges	1	18	117	152	213
Total expenses	1	18	117	152	213
Net investment income (loss)	4	(6)	36	183	(80)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	209	439	114	230
Capital gains distributions	-	21	69	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	230	508	114	230
Net unrealized appreciation
(depreciation) of investments	4	348	(1,778)	3,220	2,731
Net realized and unrealized gain (loss)
on investments	1	578	(1,270)	3,334	2,961
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 572	$ (1,234)	$ 3,517	$ 2,881

The accompanying notes are an integral part of these financial statements.

55

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

				Wells Fargo
			Wells Fargo	Advantage VT	Wells Fargo
		ProFund VP	Advantage VT	Index Asset	Advantage VT
	ProFund VP	Rising Rates	Omega Growth	Allocation	Intrinsic Value
	Europe 30	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ 95	$ -	$ 2	$ 25	$ 8
Expenses:
Mortality and expense risk charges	112	90	24	27	15
Total expenses	112	90	24	27	15
Net investment income (loss)	(17)	(90)	(22)	(2)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(561)	(1,718)	45	18	1
Capital gains distributions	-	-	101	-	-
Total realized gain (loss) on investments
and capital gains distributions	(561)	(1,718)	146	18	1
Net unrealized appreciation
(depreciation) of investments	1,692	2,510	270	227	193
Net realized and unrealized gain (loss)
on investments	1,131	792	416	245	194
Net increase (decrease) in net assets
resulting from operations	$ 1,114	$ 702	$ 394	$ 243	$ 187

The accompanying notes are an integral part of these financial statements.

56

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the Year Ended December 31, 2013 (Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net investment income (loss)
Investment Income:
Dividends	$ -	$ 8
Expenses:
Mortality and expense risk charges	5	11
Total expenses	5	11
Net investment income (loss)	(5)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	8
Capital gains distributions	14	20
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation
(depreciation) of investments	86	(52)
Net realized and unrealized gain (loss)
on investments	110	(24)
Net increase (decrease) in net assets
resulting from operations	$ 105	$ (27)

The accompanying notes are an integral part of these financial statements.

57

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Invesco V.I.		Columbia Asset	Columbia Small
	American	BlackRock	Allocation	Cap Value
	Franchise	Global	Fund,	Fund,
	Fund - Series I	Allocation V.I.	Variable	Variable
	Shares	Fund - Class III	Series - Class A	Series - Class B
Net assets at January 1, 2012	$ -	$ 1,082,096	$ 279	$ 132,452

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(306)	(12,680)	2	(3,161)
Total realized gain (loss) on investments
and capital gains distributions	(94)	59,195	(1)	3,151
Net unrealized appreciation (depreciation)
of investments	(429)	25,261	31	10,402
'Net increase (decrease) in net assets resulting from
operations	(829)	71,776	32	10,392
Changes from principal transactions:
Premiums	-	9,239	-	26
Death Benefits	(91)	(8,386)	-	(1,234)
Surrenders and withdrawals	(1,184)	(50,053)	(2)	(9,490)
Transfers between Divisions
(including fixed account), net	18,829	(111,259)	16	(3,279)
Increase (decrease) in net assets derived from
principal transactions	17,554	(160,459)	14	(13,977)
Total increase (decrease) in net assets	16,725	(88,683)	46	(3,585)
Net assets at December 31, 2012	16,725	993,413	325	128,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	(7,215)	3	(1,071)
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)
Net unrealized appreciation (depreciation)
of investments	5,425	56,710	61	39,074
Net increase (decrease) in net assets resulting from
operations	5,650	125,204	49	37,943
Changes from principal transactions:
Premiums	1	9,630	-	338
Death Benefits	(241)	(9,652)	-	(1,515)
Surrenders and withdrawals	(2,402)	(68,066)	(63)	(11,654)
Contract Charges	(131)	(9,061)	-	(1,175)
Transfers between Divisions
(including fixed account), net	(524)	61,675	4	(4,952)
Increase (decrease) in net assets derived from
principal transactions	(3,297)	(15,474)	(59)	(18,958)
Total increase (decrease) in net assets	2,353	109,730	(10)	18,985
Net assets at December 31, 2013	$ 19,078	$ 1,103,143	$ 315	$ 147,852

The accompanying notes are an integral part of these financial statements.

58

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Columbia Small		Columbia VP
	Company	Columbia VP	U.S.	Fidelity® VIP
	Growth Fund,	Large Cap	Government	Equity-Income
	Variable	Growth	Mortgage	Portfolio -
	Series - Class A	Fund - Class 1	Fund - Class 1	Service Class 2
Net assets at January 1, 2012	$ 11	$ 271	$ 4	$ 157,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	623
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	4,090
Net unrealized appreciation (depreciation)
of investments	1	54	-	16,690
'Net increase (decrease) in net assets resulting from
operations	1	50	-	21,403
Changes from principal transactions:
Premiums	-	-	-	139
Death Benefits	-	-	-	(1,954)
Surrenders and withdrawals	-	(21)	(1)	(12,990)
Transfers between Divisions
(including fixed account), net	1	(1)	-	(4,636)
Increase (decrease) in net assets derived from
principal transactions	1	(22)	(1)	(19,441)
Total increase (decrease) in net assets	2	28	(1)	1,962
Net assets at December 31, 2012	13	299	3	159,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	859
Total realized gain (loss) on investments
and capital gains distributions	4	11	-	5,291
Net unrealized appreciation (depreciation)
of investments	1	76	-	32,091
Net increase (decrease) in net assets resulting from
operations	5	82	-	38,241
Changes from principal transactions:
Premiums	4	-	-	253
Death Benefits	-	(2)	(2)	(1,951)
Surrenders and withdrawals	(17)	(43)	(1)	(19,098)
Contract Charges	-	-	-	(1,166)
Transfers between Divisions
(including fixed account), net	27	-	-	(4,383)
Increase (decrease) in net assets derived from
principal transactions	14	(45)	(3)	(26,345)
Total increase (decrease) in net assets	19	37	(3)	11,896
Net assets at December 31, 2013	$ 32	$ 336	$ -	$ 170,991

The accompanying notes are an integral part of these financial statements.

59

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Fidelity® VIP	Franklin Small		ING
	Contrafund®	Cap Value	ING Balanced	Intermediate
	Portfolio -	Securities	Portfolio -	Bond Portfolio -
	Service Class 2	Fund - Class 2	Class S	Class S
Net assets at January 1, 2012	$ 662,869	$ 11,819	$ 5,392	$ 1,214,624

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,265)	(94)	78	21,625
Total realized gain (loss) on investments
and capital gains distributions	(37,161)	(138)	(213)	(9,267)
Net unrealized appreciation (depreciation)
of investments	132,644	1,986	754	63,614
'Net increase (decrease) in net assets resulting from
operations	86,218	1,754	619	75,972
Changes from principal transactions:
Premiums	343	31	4	8,551
Death Benefits	(6,699)	(40)	(31)	(13,839)
Surrenders and withdrawals	(46,026)	(1,807)	(1,048)	(108,619)
Transfers between Divisions
(including fixed account), net	(26,372)	(697)	(60)	8,885
Increase (decrease) in net assets derived from
principal transactions	(78,754)	(2,513)	(1,135)	(105,022)
Total increase (decrease) in net assets	7,464	(759)	(516)	(29,050)
Net assets at December 31, 2012	670,333	11,060	4,876	1,185,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,428)	29	36	15,997
Total realized gain (loss) on investments
and capital gains distributions	154,833	820	(84)	3,136
Net unrealized appreciation (depreciation)
of investments	(68,523)	2,787	720	(42,523)
Net increase (decrease) in net assets resulting from
operations	80,882	3,636	672	(23,390)
Changes from principal transactions:
Premiums	203	22	9	7,823
Death Benefits	(3,309)	(113)	(48)	(15,652)
Surrenders and withdrawals	(26,014)	(1,129)	(695)	(102,304)
Contract Charges	(2,354)	(60)	(7)	(8,189)
Transfers between Divisions
(including fixed account), net	(719,741)	(484)	-	62,979
Increase (decrease) in net assets derived from
principal transactions	(751,215)	(1,764)	(741)	(55,343)
Total increase (decrease) in net assets	(670,333)	1,872	(69)	(78,733)
Net assets at December 31, 2013	$ -	$ 12,932	$ 4,807	$ 1,106,841

The accompanying notes are an integral part of these financial statements.

60

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING American
		ING American	Funds
	ING American	Funds Global	International	ING American
	Funds Asset	Growth and	Growth and	Funds
	Allocation	Income	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2012	$ 340,934	$ 6,822	$ 4,490	$ 977,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,740)	(105)	(65)	(11,923)
Total realized gain (loss) on investments
and capital gains distributions	4,285	(1)	(41)	(65,844)
Net unrealized appreciation (depreciation)
of investments	43,813	1,427	877	211,784
'Net increase (decrease) in net assets resulting from
operations	43,358	1,321	771	134,017
Changes from principal transactions:
Premiums	6,022	179	324	6,699
Death Benefits	(2,428)	(14)	(78)	(9,657)
Surrenders and withdrawals	(22,746)	(619)	(395)	(60,638)
Transfers between Divisions
(including fixed account), net	27,777	7,100	5,917	(38,493)
Increase (decrease) in net assets derived from
principal transactions	8,625	6,646	5,768	(102,089)
Total increase (decrease) in net assets	51,983	7,967	6,539	31,928
Net assets at December 31, 2012	392,917	14,789	11,029	1,009,047

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,168)	(78)	(69)	(8,579)
Total realized gain (loss) on investments
and capital gains distributions	14,024	1,036	434	(56,945)
Net unrealized appreciation (depreciation)
of investments	74,002	2,652	1,898	246,406
Net increase (decrease) in net assets resulting from
operations	85,858	3,610	2,263	180,882
Changes from principal transactions:
Premiums	4,336	152	116	5,845
Death Benefits	(4,351)	(118)	(98)	(11,441)
Surrenders and withdrawals	(37,320)	(1,479)	(771)	(71,390)
Contract Charges	(3,734)	(154)	(126)	(7,802)
Transfers between Divisions
(including fixed account), net	70,025	9,261	7,144	(11,188)
Increase (decrease) in net assets derived from
principal transactions	28,956	7,662	6,265	(95,976)
Total increase (decrease) in net assets	114,814	11,272	8,528	84,906
Net assets at December 31, 2013	$ 507,731	$ 26,061	$ 19,557	$ 1,093,953

The accompanying notes are an integral part of these financial statements.

61

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING BlackRock
		ING BlackRock	ING BlackRock	Large Cap
	ING American Health Sciences		Inflation	Growth
	Funds World	Opportunities	Protected Bond	Portfolio -
	Allocation	Portfolio -	Portfolio -	Institutional
	Portfolio	Service Class	Service Class	Class
Net assets at January 1, 2012	$ 184,314	$ 175,361	$ 504,313	$ 134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	(3,585)	(10,534)	(1)
Total realized gain (loss) on investments
and capital gains distributions	14,934	5,606	34,429	(13)
Net unrealized appreciation (depreciation)
of investments	5,035	25,003	(5,449)	31
'Net increase (decrease) in net assets resulting from
operations	17,730	27,024	18,446	17
Changes from principal transactions:
Premiums	2,415	1,811	5,001	-
Death Benefits	(1,666)	(1,361)	(5,793)	-
Surrenders and withdrawals	(8,507)	(14,273)	(57,509)	(66)
Transfers between Divisions
(including fixed account), net	(8,319)	10,068	104,398	(16)
Increase (decrease) in net assets derived from
principal transactions	(16,077)	(3,755)	46,097	(82)
Total increase (decrease) in net assets	1,653	23,269	64,543	(65)
Net assets at December 31, 2012	185,967	198,630	568,856	69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(314)	(4,597)	(7,113)	-
Total realized gain (loss) on investments
and capital gains distributions	3,405	27,789	16,121	-
Net unrealized appreciation (depreciation)
of investments	19,709	66,724	(54,116)	21
Net increase (decrease) in net assets resulting from
operations	22,800	89,916	(45,108)	21
Changes from principal transactions:
Premiums	2,777	2,188	4,215	-
Death Benefits	(923)	(3,395)	(5,616)	-
Surrenders and withdrawals	(12,182)	(24,567)	(41,040)	(7)
Contract Charges	(1,681)	(2,180)	(3,523)	-
Transfers between Divisions
(including fixed account), net	(2,138)	66,273	(186,753)	1
Increase (decrease) in net assets derived from
principal transactions	(14,147)	38,319	(232,717)	(6)
Total increase (decrease) in net assets	8,653	128,235	(277,825)	15
Net assets at December 31, 2013	$ 194,620	$ 326,865	$ 291,031	$ 84

The accompanying notes are an integral part of these financial statements.

62

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock		ING Clarion	ING Clarion
	Large Cap		Global Real	Global Real
	Growth		Estate	Estate
	Portfolio -	ING Bond	Portfolio -	Portfolio -
	Service Class	Portfolio	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 138,504	$ 463,738	$ 120,762	$ 1,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,086)	318	(2,568)	(45)
Total realized gain (loss) on investments
and capital gains distributions	13,265	23,829	(3,587)	(105)
Net unrealized appreciation (depreciation)
of investments	5,868	(7,352)	32,157	529
'Net increase (decrease) in net assets resulting from
operations	16,047	16,795	26,002	379
Changes from principal transactions:
Premiums	1,099	4,942	201	-
Death Benefits	(1,634)	(5,190)	(1,140)	(2)
Surrenders and withdrawals	(12,716)	(32,239)	(8,234)	(143)
Transfers between Divisions
(including fixed account), net	4,814	(1,763)	(6,915)	(114)
Increase (decrease) in net assets derived from
principal transactions	(8,437)	(34,250)	(16,088)	(259)
Total increase (decrease) in net assets	7,610	(17,455)	9,914	120
Net assets at December 31, 2012	146,114	446,283	130,676	1,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(954)	(2,117)	4,752	65
Total realized gain (loss) on investments
and capital gains distributions	12,855	44,486	(2,280)	(18)
Net unrealized appreciation (depreciation)
of investments	28,981	(54,163)	249	(10)
Net increase (decrease) in net assets resulting from
operations	40,882	(11,794)	2,721	37
Changes from principal transactions:
Premiums	792	4,164	121	-
Death Benefits	(2,837)	(4,182)	(947)	(16)
Surrenders and withdrawals	(14,326)	(34,643)	(8,380)	(179)
Contract Charges	(1,154)	(3,429)	(989)	(18)
Transfers between Divisions
(including fixed account), net	(3,091)	(10,967)	(4,163)	(10)
Increase (decrease) in net assets derived from
principal transactions	(20,616)	(49,057)	(14,358)	(223)
Total increase (decrease) in net assets	20,266	(60,851)	(11,637)	(186)
Net assets at December 31, 2013	$ 166,380	$ 385,432	$ 119,039	$ 1,749

The accompanying notes are an integral part of these financial statements.

63

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Clarion	ING Clarion	ING DFA World	ING FMRSM
	Real Estate	Real Estate	Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2012	$ 292,946	$ 20,207	$ 156,789	$ 626,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,411)	(390)	(776)	(11,531)
Total realized gain (loss) on investments
and capital gains distributions	(22,078)	(884)	(3,040)	1,507
Net unrealized appreciation (depreciation)
of investments	62,236	3,677	26,004	80,705
'Net increase (decrease) in net assets resulting from
operations	35,747	2,403	22,188	70,681
Changes from principal transactions:
Premiums	95	-	2,026	4,796
Death Benefits	(5,158)	(118)	(1,698)	(10,479)
Surrenders and withdrawals	(28,958)	(1,584)	(7,126)	(55,185)
Transfers between Divisions
(including fixed account), net	(11,413)	(671)	(11,461)	(40,412)
Increase (decrease) in net assets derived from
principal transactions	(45,434)	(2,373)	(18,259)	(101,280)
Total increase (decrease) in net assets	(9,687)	30	3,929	(30,599)
Net assets at December 31, 2012	283,259	20,237	160,718	596,317

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,191)	(118)	517	(8,187)
Total realized gain (loss) on investments
and capital gains distributions	(9,617)	(835)	8,370	24,772
Net unrealized appreciation (depreciation)
of investments	13,571	1,048	26,202	170,712
Net increase (decrease) in net assets resulting from
operations	2,763	95	35,089	187,297
Changes from principal transactions:
Premiums	130	4	1,873	4,174
Death Benefits	(4,339)	(228)	(1,882)	(10,932)
Surrenders and withdrawals	(31,885)	(1,718)	(9,895)	(58,844)
Contract Charges	(1,844)	(178)	(1,453)	(4,013)
Transfers between Divisions
(including fixed account), net	(1,233)	417	(2,446)	(27,006)
Increase (decrease) in net assets derived from
principal transactions	(39,171)	(1,703)	(13,803)	(96,621)
Total increase (decrease) in net assets	(36,408)	(1,608)	21,286	90,676
Net assets at December 31, 2013	$ 246,851	$ 18,629	$ 182,004	$ 686,993

The accompanying notes are an integral part of these financial statements.

64

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING FMRSM	ING Franklin	ING Franklin	ING Franklin
	Diversified Mid	Income	Income	Mutual Shares
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 29,604	$ 456,258	$ 9,008	$ 178,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(700)	16,317	296	(1,726)
Total realized gain (loss) on investments
and capital gains distributions	291	(6,867)	163	(4,250)
Net unrealized appreciation (depreciation)
of investments	3,685	34,961	411	24,395
'Net increase (decrease) in net assets resulting from
operations	3,276	44,411	870	18,419
Changes from principal transactions:
Premiums	18	3,389	-	1,472
Death Benefits	(205)	(5,599)	(173)	(1,902)
Surrenders and withdrawals	(1,663)	(37,042)	(457)	(11,678)
Transfers between Divisions
(including fixed account), net	(852)	22,263	1,011	(7,908)
Increase (decrease) in net assets derived from
principal transactions	(2,702)	(16,989)	381	(20,016)
Total increase (decrease) in net assets	574	27,422	1,251	(1,597)
Net assets at December 31, 2012	30,178	483,680	10,259	176,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	16,613	296	(1,220)
Total realized gain (loss) on investments
and capital gains distributions	1,335	(368)	678	497
Net unrealized appreciation (depreciation)
of investments	8,653	44,241	220	44,486
Net increase (decrease) in net assets resulting from
operations	9,502	60,486	1,194	43,763
Changes from principal transactions:
Premiums	12	3,483	5	1,883
Death Benefits	(313)	(7,728)	(29)	(2,415)
Surrenders and withdrawals	(3,057)	(48,861)	(979)	(14,048)
Contract Charges	(286)	(3,584)	(87)	(1,412)
Transfers between Divisions
(including fixed account), net	(532)	36,815	184	(1,361)
Increase (decrease) in net assets derived from
principal transactions	(4,176)	(19,875)	(906)	(17,353)
Total increase (decrease) in net assets	5,326	40,611	288	26,410
Net assets at December 31, 2013	$ 35,504	$ 524,291	$ 10,547	$ 202,977

The accompanying notes are an integral part of these financial statements.

65

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

ING Franklin
Templeton
	Founding	ING Global	ING Global	ING Global
	Strategy	Resources	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 747,851	$ 87,944	$ 491,277	$ 24,799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,274	(1,745)	(8,224)	(496)
Total realized gain (loss) on investments
and capital gains distributions	(13,285)	(9,349)	(25,567)	(549)
Net unrealized appreciation (depreciation)
of investments	97,911	5,143	9,264	(289)
'Net increase (decrease) in net assets resulting from
operations	92,900	(5,951)	(24,527)	(1,334)
Changes from principal transactions:
Premiums	5,532	911	149	1
Death Benefits	(7,821)	(382)	(3,871)	(117)
Surrenders and withdrawals	(44,824)	(5,199)	(31,439)	(1,349)
Transfers between Divisions
(including fixed account), net	(25,372)	(5,109)	(20,927)	(415)
Increase (decrease) in net assets derived from
principal transactions	(72,485)	(9,779)	(56,088)	(1,880)
Total increase (decrease) in net assets	20,415	(15,730)	(80,615)	(3,214)
Net assets at December 31, 2012	768,266	72,214	410,662	21,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,272	(851)	(3,135)	(206)
Total realized gain (loss) on investments
and capital gains distributions	1,566	(3,353)	(36,268)	(232)
Net unrealized appreciation (depreciation)
of investments	157,379	11,669	82,098	2,653
Net increase (decrease) in net assets resulting from
operations	167,217	7,465	42,695	2,215
Changes from principal transactions:
Premiums	5,959	835	243	1
Death Benefits	(8,266)	(957)	(4,308)	(153)
Surrenders and withdrawals	(55,655)	(5,248)	(29,890)	(1,955)
Contract Charges	(6,982)	(644)	(3,169)	(192)
Transfers between Divisions
(including fixed account), net	47,953	910	(36,138)	(1,312)
Increase (decrease) in net assets derived from
principal transactions	(16,991)	(5,104)	(73,262)	(3,611)
Total increase (decrease) in net assets	150,226	2,361	(30,567)	(1,396)
Net assets at December 31, 2013	$ 918,492	$ 74,575	$ 380,095	$ 20,189

The accompanying notes are an integral part of these financial statements.

66

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING JPMorgan	ING JPMorgan
	ING Invesco	ING Invesco	Emerging	Emerging
	Growth and	Growth and	Markets	Markets
	Income	Income	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 383,533	$ 44,533	$ 495,145	$ 25,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,574)	(486)	(14,044)	(721)
Total realized gain (loss) on investments
and capital gains distributions	(8,164)	(613)	(7,835)	1,292
Net unrealized appreciation (depreciation)
of investments	55,203	5,962	99,394	3,295
'Net increase (decrease) in net assets resulting from
operations	45,465	4,863	77,515	3,866
Changes from principal transactions:
Premiums	1,843	24	4,392	(1)
Death Benefits	(12,024)	(449)	(4,988)	(129)
Surrenders and withdrawals	(33,155)	(3,339)	(35,740)	(1,265)
Transfers between Divisions
(including fixed account), net	(12,018)	(985)	29,224	(1,004)
Increase (decrease) in net assets derived from
principal transactions	(55,354)	(4,749)	(7,112)	(2,399)
Total increase (decrease) in net assets	(9,889)	114	70,403	1,467
Net assets at December 31, 2012	373,644	44,647	565,548	26,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,759)	(329)	(4,501)	(254)
Total realized gain (loss) on investments
and capital gains distributions	5,535	836	(16,596)	1,194
Net unrealized appreciation (depreciation)
of investments	111,988	12,705	(20,243)	(2,891)
Net increase (decrease) in net assets resulting from
operations	115,764	13,212	(41,340)	(1,951)
Changes from principal transactions:
Premiums	2,217	127	3,714	(5)
Death Benefits	(12,159)	(559)	(4,876)	(102)
Surrenders and withdrawals	(42,158)	(6,537)	(37,099)	(1,962)
Contract Charges	(1,964)	(398)	(4,119)	(214)
Transfers between Divisions
(including fixed account), net	24,232	(1,002)	14,758	34
Increase (decrease) in net assets derived from
principal transactions	(29,832)	(8,369)	(27,622)	(2,249)
Total increase (decrease) in net assets	85,932	4,843	(68,962)	(4,200)
Net assets at December 31, 2013	$ 459,576	$ 49,490	$ 496,586	$ 22,743

The accompanying notes are an integral part of these financial statements.

67

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2012	$ 223,895	$ 32,082	$ -	$ 217,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,682)	(925)	(22,513)	(5,527)
Total realized gain (loss) on investments
and capital gains distributions	20,877	569	4,975	16,657
Net unrealized appreciation (depreciation)
of investments	17,881	5,071	97,608	20,382
'Net increase (decrease) in net assets resulting from
operations	33,076	4,715	80,070	31,512
Changes from principal transactions:
Premiums	1,538	2	4,508	575
Death Benefits	(1,881)	(270)	(8,393)	(2,205)
Surrenders and withdrawals	(17,239)	(2,463)	(56,134)	(16,567)
Transfers between Divisions
(including fixed account), net	(15,425)	(896)	1,881,228	(16,507)
Increase (decrease) in net assets derived from
principal transactions	(33,007)	(3,627)	1,821,209	(34,704)
Total increase (decrease) in net assets	69	1,088	1,901,279	(3,192)
Net assets at December 31, 2012	223,964	33,170	1,901,279	214,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,813)	(434)	(27,885)	(5,982)
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	70,906	36,945
Net unrealized appreciation (depreciation)
of investments	68,454	8,267	460,868	121,135
Net increase (decrease) in net assets resulting from
operations	86,789	11,140	503,889	152,098
Changes from principal transactions:
Premiums	1,547	31	9,242	1,144
Death Benefits	(3,110)	(292)	(22,852)	(7,139)
Surrenders and withdrawals	(24,088)	(4,380)	(149,105)	(42,326)
Contract Charges	(2,210)	(328)	(15,900)	(4,524)
Transfers between Divisions
(including fixed account), net	57,965	(973)	(68,219)	653,104
Increase (decrease) in net assets derived from
principal transactions	30,104	(5,942)	(246,834)	600,259
Total increase (decrease) in net assets	116,893	5,198	257,055	752,357
Net assets at December 31, 2013	$ 340,857	$ 38,368	$ 2,158,334	$ 966,897

The accompanying notes are an integral part of these financial statements.

68

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Large Cap	ING Large Cap	ING Limited	ING Liquid
	Growth	Value	Maturity Bond	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 784	$ 64,740	$ 75,764	$ 994,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	(245)	(737)	(21,544)
Total realized gain (loss) on investments
and capital gains distributions	21	2,597	(1,426)	59
Net unrealized appreciation (depreciation)
of investments	111	6,005	1,929	-
'Net increase (decrease) in net assets resulting from
operations	112	8,357	(234)	(21,485)
Changes from principal transactions:
Premiums	-	285	13	14,478
Death Benefits	(14)	(1,318)	(2,660)	(20,576)
Surrenders and withdrawals	(12)	(10,047)	(9,569)	(266,991)
Transfers between Divisions
(including fixed account), net	(14)	14,863	(587)	123,102
Increase (decrease) in net assets derived from
principal transactions	(40)	3,783	(12,803)	(149,987)
Total increase (decrease) in net assets	72	12,140	(13,037)	(171,472)
Net assets at December 31, 2012	856	76,880	62,727	822,755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1,398)	(415)	(12,374)
Total realized gain (loss) on investments
and capital gains distributions	34	17,016	(946)	123
Net unrealized appreciation (depreciation)
of investments	210	50,611	840	-
Net increase (decrease) in net assets resulting from
operations	229	66,229	(521)	(12,251)
Changes from principal transactions:
Premiums	-	908	15	11,622
Death Benefits	-	(3,872)	(3,669)	(22,758)
Surrenders and withdrawals	(53)	(24,464)	(7,090)	(317,888)
Contract Charges	(10)	(1,589)	(97)	(5,788)
Transfers between Divisions
(including fixed account), net	(5)	465,174	(819)	209,767
Increase (decrease) in net assets derived from
principal transactions	(68)	436,157	(11,660)	(125,045)
Total increase (decrease) in net assets	161	502,386	(12,181)	(137,296)
Net assets at December 31, 2013	$ 1,017	$ 579,266	$ 50,546	$ 685,459

The accompanying notes are an integral part of these financial statements.

69

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Liquid	ING Marsico	ING Marsico	ING MFS Total
	Assets	Growth	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2012	$ 19,328	$ 417,672	$ 16,367	$ 635,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(449)	(8,584)	(426)	761
Total realized gain (loss) on investments
and capital gains distributions	1	33,265	509	(16,289)
Net unrealized appreciation (depreciation)
of investments	-	15,787	1,441	68,715
'Net increase (decrease) in net assets resulting from
operations	(448)	40,468	1,524	53,187
Changes from principal transactions:
Premiums	403	2,448	2	4,584
Death Benefits	(439)	(10,154)	(222)	(15,466)
Surrenders and withdrawals	(8,311)	(36,007)	(927)	(62,581)
Transfers between Divisions
(including fixed account), net	4,886	(9,185)	(206)	(1,279)
Increase (decrease) in net assets derived from
principal transactions	(3,461)	(52,898)	(1,353)	(74,742)
Total increase (decrease) in net assets	(3,909)	(12,430)	171	(21,555)
Net assets at December 31, 2012	15,419	405,242	16,538	614,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248)	(4,168)	(201)	2,522
Total realized gain (loss) on investments
and capital gains distributions	2	30,373	1,239	(1,529)
Net unrealized appreciation (depreciation)
of investments	-	100,341	3,921	96,443
Net increase (decrease) in net assets resulting from
operations	(246)	126,546	4,959	97,436
Changes from principal transactions:
Premiums	81	3,716	17	3,589
Death Benefits	(252)	(10,164)	(146)	(14,423)
Surrenders and withdrawals	(7,922)	(40,183)	(2,473)	(65,345)
Contract Charges	(109)	(2,361)	(155)	(3,307)
Transfers between Divisions
(including fixed account), net	4,721	(4,914)	(531)	11,313
Increase (decrease) in net assets derived from
principal transactions	(3,481)	(53,906)	(3,288)	(68,173)
Total increase (decrease) in net assets	(3,727)	72,640	1,671	29,263
Net assets at December 31, 2013	$ 11,692	$ 477,882	$ 18,209	$ 643,335

The accompanying notes are an integral part of these financial statements.

70

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING Morgan	ING Morgan
	ING MFS Total	ING MFS	Stanley Global	Stanley Global
	Return	Utilities	Franchise	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 30,990	$ 463,878	$ 333,098	$ 58,798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	2,098	(3,373)	(753)
Total realized gain (loss) on investments
and capital gains distributions	(588)	(15,205)	13,884	4,507
Net unrealized appreciation (depreciation)
of investments	3,125	58,800	31,806	3,375
'Net increase (decrease) in net assets resulting from
operations	2,367	45,693	42,317	7,129
Changes from principal transactions:
Premiums	66	4,135	2,345	62
Death Benefits	(269)	(5,428)	(3,031)	(482)
Surrenders and withdrawals	(2,187)	(35,281)	(26,718)	(4,852)
Transfers between Divisions
(including fixed account), net	(35)	(12,822)	9,506	(1,129)
Increase (decrease) in net assets derived from
principal transactions	(2,425)	(49,396)	(17,898)	(6,401)
Total increase (decrease) in net assets	(58)	(3,703)	24,419	728
Net assets at December 31, 2012	30,932	460,175	357,517	59,526

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	813	1,127	48
Total realized gain (loss) on investments
and capital gains distributions	(258)	(2,349)	31,033	5,756
Net unrealized appreciation (depreciation)
of investments	4,958	80,110	27,385	3,873
Net increase (decrease) in net assets resulting from
operations	4,748	78,574	59,545	9,677
Changes from principal transactions:
Premiums	20	3,781	2,085	44
Death Benefits	(465)	(5,267)	(3,489)	(771)
Surrenders and withdrawals	(3,635)	(42,316)	(29,981)	(6,181)
Contract Charges	(271)	(3,881)	(2,922)	(518)
Transfers between Divisions
(including fixed account), net	(367)	(23,874)	(4,391)	(225)
Increase (decrease) in net assets derived from
principal transactions	(4,718)	(71,557)	(38,698)	(7,651)
Total increase (decrease) in net assets	30	7,017	20,847	2,026
Net assets at December 31, 2013	$ 30,962	$ 467,192	$ 378,364	$ 61,552

The accompanying notes are an integral part of these financial statements.

71

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING
	ING Multi-	Oppenheimer
	Manager Large	Active	ING PIMCO	ING PIMCO
	Cap Core	Allocation	High Yield	Total Return
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 48,382	$ 50,759	$ 506,277	$ 2,819,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(598)	(3)	22,236	24,047
Total realized gain (loss) on investments
and capital gains distributions	(366)	1,147	938	29,270
Net unrealized appreciation (depreciation)
of investments	4,477	3,600	36,790	110,960
'Net increase (decrease) in net assets resulting from
operations	3,513	4,744	59,964	164,277
Changes from principal transactions:
Premiums	241	593	3,014	23,119
Death Benefits	(605)	(359)	(8,914)	(31,092)
Surrenders and withdrawals	(4,346)	(2,332)	(61,798)	(230,667)
Transfers between Divisions
(including fixed account), net	(1,803)	(4,202)	92,184	184,673
Increase (decrease) in net assets derived from
principal transactions	(6,513)	(6,300)	24,486	(53,967)
Total increase (decrease) in net assets	(3,000)	(1,556)	84,450	110,310
Net assets at December 31, 2012	45,382	49,203	590,727	2,929,962

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(539)	(129)	22,756	40,241
Total realized gain (loss) on investments
and capital gains distributions	445	4,450	21,871	43,116
Net unrealized appreciation (depreciation)
of investments	12,782	(2,125)	(24,049)	(173,917)
Net increase (decrease) in net assets resulting from
operations	12,688	2,196	20,578	(90,560)
Changes from principal transactions:
Premiums	378	341	3,734	18,854
Death Benefits	(799)	(133)	(10,807)	(31,190)
Surrenders and withdrawals	(5,633)	(619)	(60,146)	(228,274)
Contract Charges	(375)	(93)	(3,584)	(19,804)
Transfers between Divisions
(including fixed account), net	2,064	(50,895)	(9,245)	(385,548)
Increase (decrease) in net assets derived from
principal transactions	(4,365)	(51,399)	(80,048)	(645,962)
Total increase (decrease) in net assets	8,323	(49,203)	(59,470)	(736,522)
Net assets at December 31, 2013	$ 53,705	$ -	$ 531,257	$ 2,193,440

The accompanying notes are an integral part of these financial statements.

72

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Retirement	ING Retirement
	Total Return	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2012	$ 65,836	$ 461,825	$ 555,004	$ 4,111,687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	352	(7,322)	2,446	(15,500)
Total realized gain (loss) on investments
and capital gains distributions	190	1,672	19,247	65,751
Net unrealized appreciation (depreciation)
of investments	3,141	43,206	6,886	348,163
'Net increase (decrease) in net assets resulting from
operations	3,683	37,556	28,579	398,414
Changes from principal transactions:
Premiums	84	2,655	3,633	31,152
Death Benefits	(451)	(6,719)	(6,486)	(37,628)
Surrenders and withdrawals	(5,965)	(36,291)	(44,470)	(188,129)
Transfers between Divisions
(including fixed account), net	1,702	(20,741)	48,665	(107,005)
Increase (decrease) in net assets derived from
principal transactions	(4,630)	(61,096)	1,342	(301,610)
Total increase (decrease) in net assets	(947)	(23,540)	29,921	96,804
Net assets at December 31, 2012	64,889	438,285	584,925	4,208,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	822	(1,864)	8,513	4,300
Total realized gain (loss) on investments
and capital gains distributions	1,225	96,187	28,786	109,720
Net unrealized appreciation (depreciation)
of investments	(4,218)	(19,245)	(22,880)	557,838
Net increase (decrease) in net assets resulting from
operations	(2,171)	75,078	14,419	671,858
Changes from principal transactions:
Premiums	65	1,212	3,790	28,506
Death Benefits	(811)	(4,932)	(7,011)	(41,552)
Surrenders and withdrawals	(7,116)	(28,068)	(51,064)	(259,484)
Contract Charges	(482)	(2,159)	(4,685)	(40,082)
Transfers between Divisions
(including fixed account), net	(1,986)	(479,416)	(49,358)	(45,354)
Increase (decrease) in net assets derived from
principal transactions	(10,330)	(513,363)	(108,328)	(357,966)
Total increase (decrease) in net assets	(12,501)	(438,285)	(93,909)	313,892
Net assets at December 31, 2013	$ 52,388	$ -	$ 491,016	$ 4,522,383

The accompanying notes are an integral part of these financial statements.

73

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement	Price Capital	Price Capital
	Growth	Moderate	Appreciation	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service 2 Class
Net assets at January 1, 2012	$ 2,858,948	$ 1,681,480	$ 2,370,408	$ 73,103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(884)	10,228	(21,978)	(998)
Total realized gain (loss) on investments
and capital gains distributions	48,345	25,815	84,928	2,207
Net unrealized appreciation (depreciation)
of investments	195,022	85,932	206,957	6,940
'Net increase (decrease) in net assets resulting from
operations	242,483	121,975	269,907	8,149
Changes from principal transactions:
Premiums	17,402	11,922	19,827	274
Death Benefits	(36,700)	(27,093)	(34,550)	(877)
Surrenders and withdrawals	(176,880)	(117,053)	(199,731)	(5,781)
Transfers between Divisions
(including fixed account), net	(52,372)	(2,767)	35,567	2,294
Increase (decrease) in net assets derived from
principal transactions	(248,550)	(134,991)	(178,887)	(4,090)
Total increase (decrease) in net assets	(6,067)	(13,016)	91,020	4,059
Net assets at December 31, 2012	2,852,881	1,668,464	2,461,428	77,162

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,001	16,183	(16,349)	(719)
Total realized gain (loss) on investments
and capital gains distributions	71,271	36,554	202,380	6,192
Net unrealized appreciation (depreciation)
of investments	295,611	78,023	299,394	9,112
Net increase (decrease) in net assets resulting from
operations	376,883	130,760	485,425	14,585
Changes from principal transactions:
Premiums	17,650	10,389	22,158	34
Death Benefits	(42,769)	(26,177)	(36,867)	(408)
Surrenders and withdrawals	(204,399)	(120,494)	(231,370)	(8,521)
Contract Charges	(23,379)	(12,802)	(18,257)	(685)
Transfers between Divisions
(including fixed account), net	35,238	(3,695)	128,904	(1,037)
Increase (decrease) in net assets derived from
principal transactions	(217,659)	(152,779)	(135,432)	(10,617)
Total increase (decrease) in net assets	159,224	(22,019)	349,993	3,968
Net assets at December 31, 2013	$ 3,012,105	$ 1,646,445	$ 2,811,421	$ 81,130

The accompanying notes are an integral part of these financial statements.

74

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	Price	ING Templeton
	Income	Income	International	Global Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2012	$ 643,106	$ 23,289	$ 130,635	$ 228,537

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,624)	(219)	(3,302)	(1,195)
Total realized gain (loss) on investments
and capital gains distributions	(580)	(267)	(15,703)	(863)
Net unrealized appreciation (depreciation)
of investments	93,445	3,585	38,693	42,699
'Net increase (decrease) in net assets resulting from
operations	89,241	3,099	19,688	40,641
Changes from principal transactions:
Premiums	3,938	64	1,131	1,509
Death Benefits	(11,894)	(260)	(1,728)	(4,393)
Surrenders and withdrawals	(57,709)	(1,708)	(8,747)	(20,713)
Transfers between Divisions
(including fixed account), net	(21,475)	(170)	3,842	(2,318)
Increase (decrease) in net assets derived from
principal transactions	(87,140)	(2,074)	(5,502)	(25,915)
Total increase (decrease) in net assets	2,101	1,025	14,186	14,726
Net assets at December 31, 2012	645,207	24,314	144,821	243,263

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(937)	(91)	(958)	(386)
Total realized gain (loss) on investments
and capital gains distributions	14,900	652	(7,559)	3,434
Net unrealized appreciation (depreciation)
of investments	157,817	5,704	25,374	63,123
Net increase (decrease) in net assets resulting from
operations	171,780	6,265	16,857	66,171
Changes from principal transactions:
Premiums	3,235	(6)	739	1,445
Death Benefits	(10,446)	(187)	(1,844)	(4,226)
Surrenders and withdrawals	(67,417)	(3,411)	(11,477)	(23,617)
Contract Charges	(4,747)	(228)	(1,128)	(1,615)
Transfers between Divisions
(including fixed account), net	6,949	(170)	(1,741)	9,085
Increase (decrease) in net assets derived from
principal transactions	(72,426)	(4,002)	(15,451)	(18,928)
Total increase (decrease) in net assets	99,354	2,263	1,406	47,243
Net assets at December 31, 2013	$ 744,561	$ 26,577	$ 146,227	$ 290,506

The accompanying notes are an integral part of these financial statements.

75

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING American
				Century Small-
	ING Templeton			Mid Cap
	Global Growth	ING Diversified	ING Global	Value
	Portfolio -	International	Perspectives	Portfolio -
	Service 2 Class	Fund - Class R	Fund - Class R	Service Class
Net assets at January 1, 2012	$ 3,901	$ 128	$ -	$ 1,975

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(43)	1	-	(11)
Total realized gain (loss) on investments
and capital gains distributions	(89)	(25)	-	342
Net unrealized appreciation (depreciation)
of investments	837	40	-	(75)
'Net increase (decrease) in net assets resulting from
operations	705	16	-	256
Changes from principal transactions:
Premiums	4	-	-	46
Death Benefits	(23)	-	-	-
Surrenders and withdrawals	(190)	(43)	-	(485)
Transfers between Divisions
(including fixed account), net	230	(1)	-	36
Increase (decrease) in net assets derived from
principal transactions	21	(44)	-	(403)
Total increase (decrease) in net assets	726	(28)	-	(147)
Net assets at December 31, 2012	4,627	100	-	1,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(1)	(37)	2
Total realized gain (loss) on investments
and capital gains distributions	100	(1)	1	248
Net unrealized appreciation (depreciation)
of investments	1,255	17	433	269
Net increase (decrease) in net assets resulting from
operations	1,340	15	397	519
Changes from principal transactions:
Premiums	(10)	-	2	17
Death Benefits	(20)	-	-	(43)
Surrenders and withdrawals	(524)	(3)	(111)	(132)
Contract Charges	(48)	-	(22)	(10)
Transfers between Divisions
(including fixed account), net	538	-	24,085	(211)
Increase (decrease) in net assets derived from
principal transactions	(64)	(3)	23,954	(379)
Total increase (decrease) in net assets	1,276	12	24,351	140
Net assets at December 31, 2013	$ 5,903	$ 112	$ 24,351	$ 1,968

The accompanying notes are an integral part of these financial statements.

76

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING Columbia
	ING Baron	ING Columbia	Small Cap
	Growth	Contrarian	Value II	ING Global
	Portfolio -	Core Portfolio -	Portfolio -	Bond Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 335,771	$ 242,733	$ 127,517	$ 8,930

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,804)	(5,545)	(3,000)	397
Total realized gain (loss) on investments
and capital gains distributions	26,578	(4,582)	1,735	27
Net unrealized appreciation (depreciation)
of investments	34,570	32,595	14,966	113
'Net increase (decrease) in net assets resulting from
operations	52,344	22,468	13,701	537
Changes from principal transactions:
Premiums	4,822	2,007	36	23
Death Benefits	(2,972)	(3,186)	(1,020)	(32)
Surrenders and withdrawals	(23,363)	(13,537)	(6,396)	(744)
Transfers between Divisions
(including fixed account), net	(15,525)	(5,721)	(8,839)	(147)
Increase (decrease) in net assets derived from
principal transactions	(37,038)	(20,437)	(16,219)	(900)
Total increase (decrease) in net assets	15,306	2,031	(2,518)	(363)
Net assets at December 31, 2012	351,077	244,764	124,999	8,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,893)	(1,039)	(1,340)	66
Total realized gain (loss) on investments
and capital gains distributions	45,060	5,625	8,405	134
Net unrealized appreciation (depreciation)
of investments	88,983	71,837	36,661	(639)
Net increase (decrease) in net assets resulting from
operations	132,150	76,423	43,726	(439)
Changes from principal transactions:
Premiums	7,466	2,962	179	9
Death Benefits	(4,947)	(3,077)	(1,037)	(54)
Surrenders and withdrawals	(38,918)	(17,302)	(8,301)	(958)
Contract Charges	(3,360)	(2,018)	(1,101)	(21)
Transfers between Divisions
(including fixed account), net	63,622	(7,146)	(11,914)	(460)
Increase (decrease) in net assets derived from
principal transactions	23,863	(26,581)	(22,174)	(1,484)
Total increase (decrease) in net assets	156,013	49,842	21,552	(1,923)
Net assets at December 31, 2013	$ 507,090	$ 294,606	$ 146,551	$ 6,644

The accompanying notes are an integral part of these financial statements.

77

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

				ING Invesco
	ING Growth	ING Growth and	ING Invesco	Equity and
	and Income	Income Core	Comstock	Income
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2012	$ 895	$ 6,348	$ 173,078	$ 1,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(127)	(2,544)	26
Total realized gain (loss) on investments
and capital gains distributions	59	(157)	(4,783)	14
Net unrealized appreciation (depreciation)
of investments	17	689	34,064	138
'Net increase (decrease) in net assets resulting from
operations	68	405	26,737	178
Changes from principal transactions:
Premiums	3	32	1,324	-
Death Benefits	(107)	(27)	(1,606)	-
Surrenders and withdrawals	(137)	(497)	(14,830)	(176)
Transfers between Divisions
(including fixed account), net	(11)	(547)	4,369	(40)
Increase (decrease) in net assets derived from
principal transactions	(252)	(1,039)	(10,743)	(216)
Total increase (decrease) in net assets	(184)	(634)	15,994	(38)
Net assets at December 31, 2012	711	5,714	189,072	1,502

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	6	(2,232)	9
Total realized gain (loss) on investments
and capital gains distributions	112	321	3,764	38
Net unrealized appreciation (depreciation)
of investments	(62)	97	63,432	301
Net increase (decrease) in net assets resulting from
operations	55	424	64,964	348
Changes from principal transactions:
Premiums	1	-	1,557	-
Death Benefits	-	-	(2,526)	-
Surrenders and withdrawals	(4)	(36)	(24,407)	(175)
Contract Charges	-	(8)	(1,938)	19
Transfers between Divisions
(including fixed account), net	(763)	(6,094)	41,429	2
Increase (decrease) in net assets derived from
principal transactions	(766)	(6,138)	14,115	(154)
Total increase (decrease) in net assets	(711)	(5,714)	79,079	194
Net assets at December 31, 2013	$ -	$ -	$ 268,151	$ 1,696

The accompanying notes are an integral part of these financial statements.

78

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Invesco		ING	ING
	Equity and	ING JPMorgan	Oppenheimer	Oppenheimer
	Income	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2012	$ 174,083	$ 125,814	$ 4,872	$ 116,446

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,065)	(2,723)	4	(1,671)
Total realized gain (loss) on investments
and capital gains distributions	(1,338)	8,079	144	(6,479)
Net unrealized appreciation (depreciation)
of investments	19,826	17,490	758	28,311
'Net increase (decrease) in net assets resulting from
operations	17,423	22,846	906	20,161
Changes from principal transactions:
Premiums	1,842	1,525	-	988
Death Benefits	(2,496)	(968)	(31)	(1,203)
Surrenders and withdrawals	(13,479)	(10,178)	(908)	(8,197)
Transfers between Divisions
(including fixed account), net	(1,064)	29,001	(64)	2,696
Increase (decrease) in net assets derived from
principal transactions	(15,197)	19,380	(1,003)	(5,716)
Total increase (decrease) in net assets	2,226	42,226	(97)	14,445
Net assets at December 31, 2012	176,309	168,040	4,775	130,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(799)	(2,456)	7	(723)
Total realized gain (loss) on investments
and capital gains distributions	1,387	23,920	304	(381)
Net unrealized appreciation (depreciation)
of investments	40,704	32,787	794	34,374
Net increase (decrease) in net assets resulting from
operations	41,292	54,251	1,105	33,270
Changes from principal transactions:
Premiums	1,868	2,622	-	1,299
Death Benefits	(2,646)	(2,288)	(193)	(1,366)
Surrenders and withdrawals	(18,013)	(19,720)	(610)	(11,613)
Contract Charges	(1,486)	(1,774)	(2)	(1,060)
Transfers between Divisions
(including fixed account), net	45,458	43,119	(146)	18,085
Increase (decrease) in net assets derived from
principal transactions	25,181	21,959	(951)	5,345
Total increase (decrease) in net assets	66,473	76,210	154	38,615
Net assets at December 31, 2013	$ 242,782	$ 244,250	$ 4,929	$ 169,506

The accompanying notes are an integral part of these financial statements.

79

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 6,250	$ 15,011	$ 16,403	$ 9,777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101	375	168	38
Total realized gain (loss) on investments
and capital gains distributions	90	(107)	(147)	(202)
Net unrealized appreciation (depreciation)
of investments	187	1,154	1,830	1,404
'Net increase (decrease) in net assets resulting from
operations	378	1,422	1,851	1,240
Changes from principal transactions:
Premiums	-	133	72	12
Death Benefits	(74)	(67)	-	-
Surrenders and withdrawals	(1,102)	(942)	(1,590)	(1,319)
Transfers between Divisions
(including fixed account), net	(193)	(154)	(344)	(302)
Increase (decrease) in net assets derived from
principal transactions	(1,369)	(1,030)	(1,862)	(1,609)
Total increase (decrease) in net assets	(991)	392	(11)	(369)
Net assets at December 31, 2012	5,259	15,403	16,392	9,408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	315	200	76
Total realized gain (loss) on investments
and capital gains distributions	126	(72)	61	52
Net unrealized appreciation (depreciation)
of investments	(370)	907	2,127	1,539
Net increase (decrease) in net assets resulting from
operations	(139)	1,150	2,388	1,667
Changes from principal transactions:
Premiums	1	9	213	187
Death Benefits	(14)	-	-	-
Surrenders and withdrawals	(549)	(1,529)	(1,285)	(822)
Contract Charges	(12)	(86)	(106)	(60)
Transfers between Divisions
(including fixed account), net	(120)	(41)	(23)	(708)
Increase (decrease) in net assets derived from
principal transactions	(694)	(1,647)	(1,201)	(1,403)
Total increase (decrease) in net assets	(833)	(497)	1,187	264
Net assets at December 31, 2013	$ 4,426	$ 14,906	$ 17,579	$ 9,672

The accompanying notes are an integral part of these financial statements.

80

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING T. Rowe
			Price Diversified	ING T. Rowe
		ING Solution	Mid Cap	Price Growth
	ING Solution	Income	Growth	Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2012	$ 1,131	$ 6,055	$ 9,331	$ 105,828

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	181	(130)	(3,926)
Total realized gain (loss) on investments
and capital gains distributions	(6)	(64)	1,647	16,982
Net unrealized appreciation (depreciation)
of investments	157	348	(250)	2,522
'Net increase (decrease) in net assets resulting from
operations	151	465	1,267	15,578
Changes from principal transactions:
Premiums	3	24	84	1,555
Death Benefits	-	-	(12)	(1,288)
Surrenders and withdrawals	(19)	(962)	(1,715)	(9,867)
Transfers between Divisions
(including fixed account), net	17	293	(454)	46,368
Increase (decrease) in net assets derived from
principal transactions	1	(645)	(2,097)	36,768
Total increase (decrease) in net assets	152	(180)	(830)	52,346
Net assets at December 31, 2012	1,283	5,875	8,501	158,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	136	(77)	(3,100)
Total realized gain (loss) on investments
and capital gains distributions	20	(17)	1,684	9,460
Net unrealized appreciation (depreciation)
of investments	235	227	892	52,362
Net increase (decrease) in net assets resulting from
operations	260	346	2,499	58,722
Changes from principal transactions:
Premiums	2	5	101	1,396
Death Benefits	(42)	(22)	(29)	(1,839)
Surrenders and withdrawals	(221)	(596)	(1,880)	(14,508)
Contract Charges	(8)	(24)	(51)	(1,448)
Transfers between Divisions
(including fixed account), net	4	637	(603)	57,847
Increase (decrease) in net assets derived from
principal transactions	(265)	-	(2,462)	41,448
Total increase (decrease) in net assets	(5)	346	37	100,170
Net assets at December 31, 2013	$ 1,278	$ 6,221	$ 8,538	$ 258,344

The accompanying notes are an integral part of these financial statements.

81

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ING UBS U.S.	ING Strategic	ING Strategic
	ING Templeton	Large Cap	Allocation	Allocation
	Foreign Equity	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Class S	Class S
Net assets at January 1, 2012	$ 190,490	$ 5,199	$ 1,286	$ 460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,355)	(87)	21	(1)
Total realized gain (loss) on investments
and capital gains distributions	10,412	(81)	(16)	(12)
Net unrealized appreciation (depreciation)
of investments	85,080	703	139	73
'Net increase (decrease) in net assets resulting from
operations	94,137	535	144	60
Changes from principal transactions:
Premiums	2,501	1	131	(15)
Death Benefits	(4,241)	(131)	-	-
Surrenders and withdrawals	(23,712)	(337)	-	-
Transfers between Divisions
(including fixed account), net	350,474	(157)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	325,022	(624)	130	(15)
Total increase (decrease) in net assets	419,159	(89)	274	45
Net assets at December 31, 2012	609,649	5,110	1,560	505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,511)	(11)	19	2
Total realized gain (loss) on investments
and capital gains distributions	13,009	358	(36)	(22)
Net unrealized appreciation (depreciation)
of investments	92,520	160	203	122
Net increase (decrease) in net assets resulting from
operations	103,018	507	186	102
Changes from principal transactions:
Premiums	4,230	-	504	(31)
Death Benefits	(6,779)	(13)	-	-
Surrenders and withdrawals	(42,823)	(170)	-	(8)
Contract Charges	(4,752)	(7)	-	(1)
Transfers between Divisions
(including fixed account), net	5,234	(5,427)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(44,890)	(5,617)	504	(41)
Total increase (decrease) in net assets	58,128	(5,110)	690	61
Net assets at December 31, 2013	$ 667,777	$ -	$ 2,250	$ 566

The accompanying notes are an integral part of these financial statements.

82

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Strategic
	Allocation	ING Growth and	ING Growth and	ING Growth and
	Moderate	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class I	Class S
Net assets at January 1, 2012	$ 973	$ 1,177,999	$ 77	$ 724,196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(15,071)	-	(6,860)
Total realized gain (loss) on investments
and capital gains distributions	(32)	11,380	(1)	14,051
Net unrealized appreciation (depreciation)
of investments	143	144,912	11	81,107
'Net increase (decrease) in net assets resulting from
operations	115	141,221	10	88,298
Changes from principal transactions:
Premiums	14	8,806	-	136
Death Benefits	-	(15,397)	-	(11,097)
Surrenders and withdrawals	(21)	(77,200)	(22)	(68,824)
Transfers between Divisions
(including fixed account), net	(39)	(37,177)	-	(31,488)
Increase (decrease) in net assets derived from
principal transactions	(46)	(120,968)	(22)	(111,273)
Total increase (decrease) in net assets	69	20,253	(12)	(22,975)
Net assets at December 31, 2012	1,042	1,198,252	65	701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(10,986)	1	(5,109)
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218
Net unrealized appreciation (depreciation)
of investments	181	286,976	150	138,714
Net increase (decrease) in net assets resulting from
operations	170	314,664	165	182,823
Changes from principal transactions:
Premiums	-	7,763	3	617
Death Benefits	-	(16,106)	-	(12,734)
Surrenders and withdrawals	(15)	(94,199)	(57)	(77,286)
Contract Charges	(4)	(9,609)	-	(4,774)
Transfers between Divisions
(including fixed account), net	210	(50,917)	761	(19,438)
Increase (decrease) in net assets derived from
principal transactions	191	(163,068)	707	(113,615)
Total increase (decrease) in net assets	361	151,596	872	69,208
Net assets at December 31, 2013	$ 1,403	$ 1,349,848	$ 937	$ 770,429

The accompanying notes are an integral part of these financial statements.

83

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2012	$ 4,001	$ 1,817	$ 9,103	$ 29,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	9	30	259
Total realized gain (loss) on investments
and capital gains distributions	(135)	(42)	(127)	(95)
Net unrealized appreciation (depreciation)
of investments	42	13	(65)	(692)
'Net increase (decrease) in net assets resulting from
operations	(91)	(20)	(162)	(528)
Changes from principal transactions:
Premiums	-	-	-	1
Death Benefits	(54)	(5)	(89)	(225)
Surrenders and withdrawals	(339)	(76)	(1,873)	(4,483)
Transfers between Divisions
(including fixed account), net	(2)	(20)	(58)	(129)
Increase (decrease) in net assets derived from
principal transactions	(395)	(101)	(2,020)	(4,836)
Total increase (decrease) in net assets	(486)	(121)	(2,182)	(5,364)
Net assets at December 31, 2012	3,515	1,696	6,921	23,800

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	35	112	266
Total realized gain (loss) on investments
and capital gains distributions	(466)	(316)	(400)	(236)
Net unrealized appreciation (depreciation)
of investments	389	286	164	(475)
Net increase (decrease) in net assets resulting from
operations	(15)	5	(124)	(445)
Changes from principal transactions:
Premiums	-	-	1	1
Death Benefits	-	-	(120)	(368)
Surrenders and withdrawals	(49)	(193)	(1,067)	(3,748)
Contract Charges	-	-	(5)	(5)
Transfers between Divisions
(including fixed account), net	(3,451)	(1,508)	(5,606)	(15)
Increase (decrease) in net assets derived from
principal transactions	(3,500)	(1,701)	(6,797)	(4,135)
Total increase (decrease) in net assets	(3,515)	(1,696)	(6,921)	(4,580)
Net assets at December 31, 2013	$ -	$ -	$ -	$ 19,220

The accompanying notes are an integral part of these financial statements.

84

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING BlackRock
	Science and	ING Euro
	Technology	STOXX 50®	ING FTSE 100
	Opportunities	Index	Index®	ING Global
	Portfolio -	Portfolio -	Portfolio -	Value Advantage
	Class S	Class A	Class A	Portfolio
Net assets at January 1, 2012	$ 198,020	$ 2,955	$ 2,300	$ 169,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,487)	8	(27)	2,348
Total realized gain (loss) on investments
and capital gains distributions	24,717	(873)	-	(2,729)
Net unrealized appreciation (depreciation)
of investments	(10,575)	1,533	275	20,189
'Net increase (decrease) in net assets resulting from
operations	8,655	668	248	19,808
Changes from principal transactions:
Premiums	1,715	78	4,770	2,508
Death Benefits	(1,607)	(21)	(132)	(1,385)
Surrenders and withdrawals	(13,845)	(342)	(283)	(8,054)
Transfers between Divisions
(including fixed account), net	(6,733)	5,490	(4,642)	(6,285)
Increase (decrease) in net assets derived from
principal transactions	(20,470)	5,205	(287)	(13,216)
Total increase (decrease) in net assets	(11,815)	5,873	(39)	6,592
Net assets at December 31, 2012	186,205	8,828	2,261	176,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(736)	160	89	3,255
Total realized gain (loss) on investments
and capital gains distributions	5,318	839	219	7,830
Net unrealized appreciation (depreciation)
of investments	2,766	2,467	346	8,092
Net increase (decrease) in net assets resulting from
operations	7,348	3,466	654	19,177
Changes from principal transactions:
Premiums	297	143	(4,823)	1,701
Death Benefits	(260)	(167)	(63)	(1,263)
Surrenders and withdrawals	(3,298)	(1,161)	(1,082)	(12,269)
Contract Charges	(360)	(130)	(100)	(1,518)
Transfers between Divisions
(including fixed account), net	(189,932)	24,435	8,323	(6,690)
Increase (decrease) in net assets derived from
principal transactions	(193,553)	23,120	2,255	(20,039)
Total increase (decrease) in net assets	(186,205)	26,586	2,909	(862)
Net assets at December 31, 2013	$ -	$ 35,414	$ 5,170	$ 175,466

The accompanying notes are an integral part of these financial statements.

85

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus
	Index	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 44,179	$ 125,981	$ 107,721	$ 83,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(752)	(993)	(1,934)	(1,789)
Total realized gain (loss) on investments
and capital gains distributions	83	(4,899)	(2,138)	(2,524)
Net unrealized appreciation (depreciation)
of investments	10,712	20,112	19,187	11,823
'Net increase (decrease) in net assets resulting from
operations	10,043	14,220	15,115	7,510
Changes from principal transactions:
Premiums	382	48	85	27
Death Benefits	(265)	(3,023)	(1,807)	(1,082)
Surrenders and withdrawals	(2,479)	(12,886)	(8,187)	(5,869)
Transfers between Divisions
(including fixed account), net	850	(3,868)	(4,750)	(2,644)
Increase (decrease) in net assets derived from
principal transactions	(1,512)	(19,729)	(14,659)	(9,568)
Total increase (decrease) in net assets	8,531	(5,509)	456	(2,058)
Net assets at December 31, 2012	52,710	120,472	108,177	81,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,116	45	(876)	(860)
Total realized gain (loss) on investments
and capital gains distributions	(1,325)	1,926	1,667	1,453
Net unrealized appreciation (depreciation)
of investments	51	31,548	31,727	29,806
Net increase (decrease) in net assets resulting from
operations	(158)	33,519	32,518	30,399
Changes from principal transactions:
Premiums	251	132	176	127
Death Benefits	(299)	(1,886)	(1,696)	(1,065)
Surrenders and withdrawals	(3,382)	(16,225)	(8,815)	(5,858)
Contract Charges	(437)	(659)	(803)	(640)
Transfers between Divisions
(including fixed account), net	(9,304)	(4,604)	(5,268)	(5,018)
Increase (decrease) in net assets derived from
principal transactions	(13,171)	(23,242)	(16,406)	(12,454)
Total increase (decrease) in net assets	(13,329)	10,277	16,112	17,945
Net assets at December 31, 2013	$ 39,381	$ 130,749	$ 124,289	$ 99,365

The accompanying notes are an integral part of these financial statements.

86

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING		ING Russell™	ING Russell™
	International	ING Japan	Large Cap	Large Cap
	Index	TOPIX Index®	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S
Net assets at January 1, 2012	$ 39,488	$ 9,567	$ 146,033	$ 296,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	65	(77)	(2,641)	(236)
Total realized gain (loss) on investments
and capital gains distributions	(409)	(709)	17,997	24,920
Net unrealized appreciation (depreciation)
of investments	6,298	947	1,029	11,948
'Net increase (decrease) in net assets resulting from
operations	5,954	161	16,385	36,632
Changes from principal transactions:
Premiums	443	(4,735)	741	2,205
Death Benefits	(358)	-	(1,952)	(9,887)
Surrenders and withdrawals	(3,221)	(136)	(14,190)	(31,821)
Transfers between Divisions
(including fixed account), net	2,713	(193)	5,843	35,913
Increase (decrease) in net assets derived from
principal transactions	(423)	(5,064)	(9,558)	(3,590)
Total increase (decrease) in net assets	5,531	(4,903)	6,827	33,042
Net assets at December 31, 2012	45,019	4,664	152,860	330,009

Increase (decrease) in net assets
Operations:
Net investment income (loss)	187	11	(827)	(1,240)
Total realized gain (loss) on investments
and capital gains distributions	2,639	777	16,310	35,114
Net unrealized appreciation (depreciation)
of investments	7,265	685	27,707	62,921
Net increase (decrease) in net assets resulting from
operations	10,091	1,473	43,190	96,795
Changes from principal transactions:
Premiums	339	4,966	841	1,884
Death Benefits	(610)	(8)	(1,668)	(9,166)
Surrenders and withdrawals	(4,348)	(347)	(18,715)	(38,596)
Contract Charges	(420)	(37)	(1,280)	(1,977)
Transfers between Divisions
(including fixed account), net	15,964	2,601	12,599	18,507
Increase (decrease) in net assets derived from
principal transactions	10,925	7,175	(8,223)	(29,348)
Total increase (decrease) in net assets	21,016	8,648	34,967	67,447
Net assets at December 31, 2013	$ 66,035	$ 13,312	$ 187,827	$ 397,456

The accompanying notes are an integral part of these financial statements.

87

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Mid Cap	Mid Cap	Small Cap
	Value Index	Growth Index	Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 38,950	$ 243,092	$ 102,824	$ 136,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(497)	(5,165)	(1,817)	(2,897)
Total realized gain (loss) on investments
and capital gains distributions	1,597	16,044	9,085	15,602
Net unrealized appreciation (depreciation)
of investments	4,987	19,064	6,729	5,105
'Net increase (decrease) in net assets resulting from
operations	6,087	29,943	13,997	17,810
Changes from principal transactions:
Premiums	360	1,188	1,578	1,352
Death Benefits	(446)	(5,467)	(1,177)	(1,457)
Surrenders and withdrawals	(5,149)	(21,470)	(8,190)	(10,840)
Transfers between Divisions
(including fixed account), net	22,120	(732)	14,510	8,359
Increase (decrease) in net assets derived from
principal transactions	16,885	(26,481)	6,721	(2,586)
Total increase (decrease) in net assets	22,972	3,462	20,718	15,224
Net assets at December 31, 2012	61,922	246,554	123,542	151,300

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(354)	(2,760)	(1,293)	(1,298)
Total realized gain (loss) on investments
and capital gains distributions	8,819	25,095	13,212	13,392
Net unrealized appreciation (depreciation)
of investments	11,365	55,301	31,278	47,208
Net increase (decrease) in net assets resulting from
operations	19,830	77,636	43,197	59,302
Changes from principal transactions:
Premiums	532	1,360	1,543	1,447
Death Benefits	(826)	(5,511)	(1,244)	(1,567)
Surrenders and withdrawals	(6,460)	(25,934)	(12,321)	(15,946)
Contract Charges	(581)	(1,532)	(1,219)	(1,531)
Transfers between Divisions
(including fixed account), net	11,357	2,619	36,304	60,633
Increase (decrease) in net assets derived from
principal transactions	4,022	(28,998)	23,063	43,036
Total increase (decrease) in net assets	23,852	48,638	66,260	102,338
Net assets at December 31, 2013	$ 85,774	$ 295,192	$ 189,802	$ 253,638

The accompanying notes are an integral part of these financial statements.

88

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			ING
	ING Small	ING U.S. Bond	International	ING MidCap
	Company	Index	Value	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2012	$ 89,892	$ 297,554	$ 6,655	$ 353,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,128)	(1,336)	53	(7,352)
Total realized gain (loss) on investments
and capital gains distributions	7,294	10,574	(1,058)	26,305
Net unrealized appreciation (depreciation)
of investments	4,427	(6,800)	2,097	19,276
Net increase (decrease) in net assets resulting from
operations	9,593	2,438	1,092	38,229
Changes from principal transactions:
Premiums	742	2,620	82	1,964
Death Benefits	(815)	(3,241)	(47)	(7,483)
Surrenders and withdrawals	(6,041)	(23,055)	(505)	(34,113)
Transfers between Divisions
(including fixed account), net	(11,162)	(34,592)	(372)	(2,529)
Increase (decrease) in net assets derived from
principal transactions	(17,276)	(58,268)	(842)	(42,161)
Total increase (decrease) in net assets	(7,683)	(55,830)	250	(3,932)
Net assets at December 31, 2012	82,209	241,724	6,905	349,367

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,423)	(59)	91	(8,612)
Total realized gain (loss) on investments
and capital gains distributions	21,709	1,137	(563)	56,044
Net unrealized appreciation (depreciation)
of investments	9,336	(10,464)	1,729	77,217
Net increase (decrease) in net assets resulting from
operations	29,622	(9,386)	1,257	124,649
Changes from principal transactions:
Premiums	901	2,086	68	2,558
Death Benefits	(1,177)	(3,255)	(26)	(7,495)
Surrenders and withdrawals	(8,651)	(18,732)	(652)	(49,810)
Contract Charges	(793)	(1,647)	(33)	(3,260)
Transfers between Divisions
(including fixed account), net	459	(27,218)	(360)	144,422
Increase (decrease) in net assets derived from
principal transactions	(9,261)	(48,766)	(1,003)	86,415
Total increase (decrease) in net assets	20,361	(58,152)	254	211,064
Net assets at December 31, 2013	$ 102,570	$ 183,572	$ 7,159	$ 560,431

The accompanying notes are an integral part of these financial statements.

89

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

		ClearBridge		Oppenheimer
	ING SmallCap	Variable Large	Western Asset	Main Street
	Opportunities	Cap Value	Variable	Small Cap
	Portfolio -	Portfolio -	High Income	Fund®/VA -
	Class S	Class I	Portfolio	Service Class
Net assets at January 1, 2012	$ 58,855	$ 75	$ 71	$ 1,442

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,498)	1	4	(16)
Total realized gain (loss) on investments
and capital gains distributions	8,623	(2)	(4)	67
Net unrealized appreciation (depreciation)
of investments	(270)	12	10	169
Net increase (decrease) in net assets resulting from
operations	6,855	11	10	220
Changes from principal transactions:
Premiums	59	-	-	6
Death Benefits	(454)	-	-	-
Surrenders and withdrawals	(6,216)	(11)	(15)	(104)
Transfers between Divisions
(including fixed account), net	(821)	(2)	(1)	(86)
Increase (decrease) in net assets derived from
principal transactions	(7,432)	(13)	(16)	(184)
Total increase (decrease) in net assets	(577)	(2)	(6)	36
Net assets at December 31, 2012	58,278	73	65	1,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	-	4	(6)
Total realized gain (loss) on investments
and capital gains distributions	8,247	4	(3)	230
Net unrealized appreciation (depreciation)
of investments	12,438	17	4	348
Net increase (decrease) in net assets resulting from
operations	19,609	21	5	572
Changes from principal transactions:
Premiums	118	-	-	1
Death Benefits	(643)	-	-	-
Surrenders and withdrawals	(7,670)	(4)	-	(173)
Contract Charges	(448)	-	-	(9)
Transfers between Divisions
(including fixed account), net	(1,605)	(2)	-	281
Increase (decrease) in net assets derived from
principal transactions	(10,248)	(6)	-	100
Total increase (decrease) in net assets	9,361	15	5	672
Net assets at December 31, 2013	$ 67,639	$ 88	$ 70	$ 2,150

The accompanying notes are an integral part of these financial statements.

90

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

PIMCO Real
	Return	Pioneer Equity
	Portfolio -	Income VCT
	Administrative	Portfolio -	ProFund VP	ProFund VP
	Class	Class II	Bull	Europe 30
Net assets at January 1, 2012	$ 12,983	$ 14,738	$ 12,013	$ 6,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	316	(321)	53
Total realized gain (loss) on investments
and capital gains distributions	1,231	(633)	(172)	(654)
Net unrealized appreciation (depreciation)
of investments	(223)	1,476	1,762	1,444
Net increase (decrease) in net assets resulting from
operations	969	1,159	1,269	843
Changes from principal transactions:
Premiums	209	158	6	1
Death Benefits	(21)	(60)	(427)	(114)
Surrenders and withdrawals	(2,065)	(2,043)	(1,433)	(718)
Transfers between Divisions
(including fixed account), net	2,739	(524)	(227)	(242)
Increase (decrease) in net assets derived from
principal transactions	862	(2,469)	(2,081)	(1,073)
Total increase (decrease) in net assets	1,831	(1,310)	(812)	(230)
Net assets at December 31, 2012	14,814	13,428	11,201	6,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	183	(80)	(17)
Total realized gain (loss) on investments
and capital gains distributions	508	114	230	(561)
Net unrealized appreciation (depreciation)
of investments	(1,778)	3,220	2,731	1,692
Net increase (decrease) in net assets resulting from
operations	(1,234)	3,517	2,881	1,114
Changes from principal transactions:
Premiums	66	76	19	4
Death Benefits	(27)	(101)	(179)	(131)
Surrenders and withdrawals	(2,430)	(1,551)	(1,313)	(865)
Contract Charges	(36)	(59)	(94)	(49)
Transfers between Divisions
(including fixed account), net	(2,791)	(496)	(164)	(334)
Increase (decrease) in net assets derived from
principal transactions	(5,218)	(2,131)	(1,731)	(1,375)
Total increase (decrease) in net assets	(6,452)	1,386	1,150	(261)
Net assets at December 31, 2013	$ 8,362	$ 14,814	$ 12,351	$ 6,458

The accompanying notes are an integral part of these financial statements.

91

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

			Wells Fargo
		Wells Fargo	Advantage VT	Wells Fargo
	ProFund VP	Advantage VT	Index Asset	Advantage VT
	Rising Rates	Omega Growth	Allocation	Intrinsic Value
	Opportunity	Fund - Class 2	Fund - Class 2	Fund - Class 2
Net assets at January 1, 2012	$ 5,755	$ 1,240	$ 2,052	$ 721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(136)	(32)	(22)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,612)	177	29	(16)
Net unrealized appreciation (depreciation)
of investments	1,213	64	189	142
Net increase (decrease) in net assets resulting from
operations	(535)	209	196	119
Changes from principal transactions:
Premiums	1	(154)	-	(75)
Death Benefits	(194)	-	(6)	-
Surrenders and withdrawals	(406)	(158)	(734)	(16)
Transfers between Divisions
(including fixed account), net	556	(15)	(65)	(2)
Increase (decrease) in net assets derived from
principal transactions	(43)	(327)	(805)	(93)
Total increase (decrease) in net assets	(578)	(118)	(609)	26
Net assets at December 31, 2012	5,177	1,122	1,443	747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90)	(22)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1,718)	146	18	1
Net unrealized appreciation (depreciation)
of investments	2,510	270	227	193
Net increase (decrease) in net assets resulting from
operations	702	394	243	187
Changes from principal transactions:
Premiums	4	(62)	-	(164)
Death Benefits	(129)	(38)	-	-
Surrenders and withdrawals	(390)	(12)	(113)	(3)
Contract Charges	(35)	(2)	(11)	(1)
Transfers between Divisions
(including fixed account), net	18	(1)	(2)	-
Increase (decrease) in net assets derived from
principal transactions	(532)	(115)	(126)	(168)
Total increase (decrease) in net assets	170	279	117	19
Net assets at December 31, 2013	$ 5,347	$ 1,401	$ 1,560	$ 766

The accompanying notes are an integral part of these financial statements.

92

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Changes in Net Assets For the Years Ended December 31, 2013 and 2012 (Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2012	$ 361	$ 849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(8)
Total realized gain (loss) on investments
and capital gains distributions	(4)	33
Net unrealized appreciation (depreciation)
of investments	32	4
Net increase (decrease) in net assets resulting from
operations	20	29
Changes from principal transactions:
Premiums	-	-
Death Benefits	(23)	(29)
Surrenders and withdrawals	(85)	(152)
Transfers between Divisions
(including fixed account), net	(40)	15
Increase (decrease) in net assets derived from
principal transactions	(148)	(166)
Total increase (decrease) in net assets	(128)	(137)
Net assets at December 31, 2012	233	712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation (depreciation)
of investments	86	(52)
Net increase (decrease) in net assets resulting from
operations	105	(27)
Changes from principal transactions:
Premiums	-	-
Death Benefits	-	(25)
Surrenders and withdrawals	(6)	(58)
Contract Charges	(2)	(5)
Transfers between Divisions
(including fixed account), net	(15)	36
Increase (decrease) in net assets derived from
principal transactions	(23)	(52)
Total increase (decrease) in net assets	82	(79)
Net assets at December 31, 2013	$ 315	$ 633

The accompanying notes are an integral part of these financial statements.

93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”)
was established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of
Delaware.

In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya
Financial began trading on the New York Stock Exchange under the symbol “VOYA.”
On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING
International”), an indirect, wholly owned subsidiary of ING Groep N.V. (“ING”) and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING
International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of
Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of
Voya Financial in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “Direct Share Buyback”)
(the offering and the Direct Share Buyback collectively, the “Transactions”). Upon completion of the Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On April 11, 2013, plans to rebrand ING U.S., Inc. as Voya Financial were announced, and in January 2014, additional details regarding the operational and legal work associated with the rebranding were announced. On April 7, 2014, ING U.S., Inc.
changed its legal name to Voya Financial, Inc.; and based on current expectations, in
May 2014 its Investment Management and Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, Voya Financial’s remaining businesses will begin using the Voya Financial brand and all remaining Voya Financial legal entities that currently have names incorporating the “ING” brand, including the
Company, will change their names to reflect the Voya brand. Voya Financial anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contract owners. These
Contracts were, however, still available to existing contract owners. ING GoldenSelect
Contracts included Access, DVA Plus, Premium Plus, ES II and Landmark. ING
SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable
Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2013, the Account had 131 investment divisions (the “Divisions”), 21 of which invest in independently managed mutual funds and 110 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions with assets balances at December 31, 2013 and related Trusts are as follows:

95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

AIM Variable Insurance Funds:	ING Investors Trust (continued):
Invesco V.I. American Franchise Fund -	ING Global Resources Portfolio - Adviser Class
Series I Shares	ING Global Resources Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING Global Resources Portfolio - Service 2 Class
BlackRock Global Allocation V.I. Fund - Class III	ING Invesco Growth and Income Portfolio - Service
Columbia Funds Variable Insurance Trust:	Class
Columbia Asset Allocation Fund, Variable	ING Invesco Growth and Income Portfolio - Service 2
Series - Class A	Class
Columbia Small Cap Value Fund, Variable	ING JPMorgan Emerging Markets Equity
Series - Class B	Portfolio - Service Class
Columbia Small Company Growth Fund, Variable	ING JPMorgan Emerging Markets Equity
Series - Class A	Portfolio - Service 2 Class
Columbia Funds Variable Series Trust II:	ING JPMorgan Small Cap Core Equity Portfolio -
Columbia VP Large Cap Growth Fund - Class 1	Service Class
Fidelity® Variable Insurance Products:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Equity-Income Portfolio -	Service 2 Class
Service Class 2	ING Large Cap Growth Portfolio - Adviser Class
Franklin Templeton Variable Insurance Products Trust:	ING Large Cap Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING Large Cap Growth Portfolio - Service 2 Class
ING Balanced Portfolio, Inc.:	ING Large Cap Value Portfolio - Service Class
ING Balanced Portfolio - Class S	ING Limited Maturity Bond Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING Liquid Assets Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Liquid Assets Portfolio - Service 2 Class
ING Investors Trust:	ING Marsico Growth Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Marsico Growth Portfolio - Service 2 Class
ING American Funds Global Growth and	ING MFS Total Return Portfolio - Service Class
Income Portfolio	ING MFS Total Return Portfolio - Service 2 Class
ING American Funds International Growth and	ING MFS Utilities Portfolio - Service Class
Income Portfolio	ING Morgan Stanley Global Franchise Portfolio -
ING American Funds International Portfolio	Service Class
ING American Funds World Allocation Portfolio	ING Morgan Stanley Global Franchise Portfolio -
ING BlackRock Health Sciences Opportunities	Service 2 Class
Portfolio - Service Class	ING Multi-Manager Large Cap Core Portfolio -
ING BlackRock Inflation Protected Bond Portfolio -	Service Class
Service Class	ING PIMCO High Yield Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO Total Return Bond Portfolio - Service
Institutional Class	Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO Total Return Bond Portfolio - Service 2
Service Class	Class
ING Bond Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Service	ING Retirement Growth Portfolio - Adviser Class
Class	ING Retirement Moderate Growth Portfolio - Adviser
ING Clarion Global Real Estate Portfolio -	Class
Service 2
Class	ING Retirement Moderate Portfolio - Adviser Class
ING Clarion Real Estate Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING Clarion Real Estate Portfolio - Service 2 Class	Service Class
ING DFA World Equity Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -
Service	Service 2 Class
Class	ING T. Rowe Price Equity Income Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -	Service Class
Service 2 Class	ING T. Rowe Price Equity Income Portfolio -
ING Franklin Income Portfolio - Service Class	Service 2 Class
ING Franklin Income Portfolio - Service 2 Class	ING T. Rowe Price International Stock Portfolio -
ING Franklin Mutual Shares Portfolio - Service	Service Class
Class
ING Franklin Templeton Founding Strategy	ING Templeton Global Growth Portfolio -
Portfolio - Service Class	Service Class

96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):	ING Variable Portfolios, Inc. (continued):
ING Templeton Global Growth Portfolio -	ING International Index Portfolio - Class S
Service 2 Class	ING Japan TOPIX Index® Portfolio - Class A
ING Mutual Funds:	ING Russell™ Large Cap Growth Index Portfolio -
ING Diversified International Fund - Class R	Class S
ING Global Perspectives Fund - Class R	ING Russell™ Large Cap Index Portfolio - Class S
ING Partners, Inc.:	ING Russell™ Large Cap Value Index Portfolio -
ING American Century Small-Mid Cap Value	Class S
Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio -
ING Baron Growth Portfolio - Service Class	Class S
ING Columbia Contrarian Core Portfolio - Service	ING Russell™ Mid Cap Index Portfolio - Class S
Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Columbia Small Cap Value II Portfolio - Service	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class S
ING Global Bond Portfolio - Service Class	ING Variable Products Trust:
ING Invesco Comstock Portfolio - Service Class	ING International Value Portfolio - Class S
ING Invesco Equity and Income Portfolio - Initial	ING MidCap Opportunities Portfolio - Class S
Class	ING SmallCap Opportunities Portfolio - Class S
ING Invesco Equity and Income Portfolio -	Legg Mason Partners Variable Equity Trust:
Service Class	ClearBridge Variable Large Cap Value Portfolio -
ING JPMorgan Mid Cap Value Portfolio - Service	Class I
Class	Legg Mason Partners Variable Income Trust:
ING Oppenheimer Global Portfolio - Initial Class	Western Asset Variable High Income Portfolio
ING Oppenheimer Global Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING PIMCO Total Return Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA -
ING Solution 2015 Portfolio - Service Class	Service Class
ING Solution 2025 Portfolio - Service Class	PIMCO Variable Insurance Trust:
ING Solution 2035 Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING Solution 2045 Portfolio - Service Class	Pioneer Variable Contracts Trust:
ING Solution Income Portfolio - Service Class	Pioneer Equity Income VCT Portfolio - Class II
ING T. Rowe Price Diversified Mid Cap Growth	ProFunds:
Portfolio - Service Class	ProFund VP Bull
ING T. Rowe Price Growth Equity Portfolio -	ProFund VP Europe 30
Service Class	ProFund VP Rising Rates Opportunity
ING Templeton Foreign Equity Portfolio -	Wells Fargo Funds Trust:
Service Class	Wells Fargo Advantage VT Omega Growth Fund -
ING Strategic Allocation Portfolios, Inc.:	Class 2
ING Strategic Allocation Conservative Portfolio -	Wells Fargo Variable Trust:
Class S	Wells Fargo Advantage VT Index Asset Allocation
ING Strategic Allocation Growth Portfolio - Class S	Fund - Class 2
ING Strategic Allocation Moderate Portfolio -	Wells Fargo Advantage VT Intrinsic Value Fund -
Class S
ING Variable Funds:	Class 2
Wells Fargo Advantage VT Small Cap Growth
ING Growth and Income Portfolio - Class A	Fund -
ING Growth and Income Portfolio - Class I	Class 2
ING Growth and Income Portfolio - Class S	Wells Fargo Advantage VT Total Return Bond Fund
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 14
ING Variable Portfolios, Inc.:
ING Euro STOXX 50® Index Portfolio - Class A
ING FTSE 100 Index® Portfolio - Class A
ING Global Value Advantage Portfolio
ING Hang Seng Index Portfolio - Class S
ING Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class S

97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2013. The following is a summary of current and former names for those Trusts and Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	Van Kampen Equity Trust II:
Invesco V.I. American Franchise Fund - Series	Invesco Van Kampen American Franchise Fund - Class
I Shares	I Shares
Columbia Funds Variable Series Trust II:	Columbia Funds Variable Series Trust II:
Columbia VP U.S. Government Mortgage Fund -	Columbia VP Short Duration US Government Fund -
Class 1	Class 1
ING Investors Trust:	ING Investors Trust:
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Service Class	Service Class
ING Invesco Growth and Income Portfolio -	ING Invesco Van Kampen Growth and Income Portfolio -
Service 2 Class	Service 2 Class
ING Multi-Manager Large Cap Core Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Contrarian Core Portfolio -	ING Davis New York Venture Portfolio -
Service Class	Service Class
ING Invesco Comstock Portfolio - Service	ING Invesco Van Kampen Comstock Portfolio - Service
Class	Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income Portfolio -
Initial Class	Initial Class
ING Invesco Equity and Income Portfolio -	ING Invesco Van Kampen Equity and Income Portfolio -
Service Class	Service Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Global Value Advantage	ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio	Portfolio - Class S
Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio -	Legg Mason ClearBridge Variable Large Cap Value
Class I	Portfolio - Class I
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA -	Oppenheimer Main Street Small- & Mid-Cap
Service Class	Fund®/VA - Service Class

During 2013, the following Divisions were closed to contract owners:

Columbia Funds Variable Series Trust II:
Columbia VP U.S. Government Mortgage Fund - Class 1
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
ING Investors Trust:
ING Oppenheimer Active Allocation Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING Partners, Inc.:
ING Growth and Income Core Portfolio - Initial Class
ING Growth and Income Core Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S

98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the
Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ING USA, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, ING USA will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.
Changes from Principal Transactions

99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Included in Changes from principal transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Future Adoption of Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2013-08, “Financial Services-Investment Companies
(Accounting Standards Codification (“ASC”) Topic 946): Amendments to the Scope,
Measurement, and Disclosure Requirements” (“ASU 2013-08”), which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees.

The provisions of ASU 2013-08 are effective for interim and annual reporting periods in years beginning after December 15, 2013, and should be applied prospectively for entities that are investment companies upon the effective date of the amendments. The
Account is currently in the process of assessing the requirements of ASU 2013-08, but does not expect ASU 2013-08 to have an impact on its net assets or results of operations.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2013 and for the years ended
December 31, 2013 and 2012, were issued.

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2013 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels

100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

for the year ended December 31, 2013. The Account had no financial liabilities as of
December 31, 2013.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. Charges and Fees

Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover ING USA’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of
0.15% of the assets attributable to the Contracts. These charges are assessed through the redemption of units.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts may be waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2013, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate Bond Portfolio,
ING Mutual Funds, ING Strategic Allocation Portfolio, Inc., ING Variable Funds, ING
Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products
Trust. The Trusts' advisory agreement provided for fees at annual rates up 0.80% of the average net assets of each respective Fund.

103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$ 332	$ 3,864
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	135,030	113,241
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	87	142
Columbia Small Cap Value Fund, Variable Series - Class B	9,114	29,166
Columbia Small Company Growth Fund, Variable Series - Class A	31	17
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	2	52
Columbia VP U.S. Government Mortgage Fund - Class 1	-	3
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	17,994	32,597
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	110	756,819
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	745	2,273
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	178	884
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	122,570	162,041
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	62,468	32,735
ING American Funds Global Growth and Income Portfolio	12,663	5,030
ING American Funds International Growth and Income Portfolio	10,035	3,840
ING American Funds International Portfolio	24,467	129,128
ING American Funds World Allocation Portfolio	12,918	25,500
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	80,250	26,594
ING BlackRock Inflation Protected Bond Portfolio - Service Class	46,071	261,408
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1	7
ING BlackRock Large Cap Growth Portfolio - Service Class	13,916	35,504
ING Bond Portfolio	81,053	92,383
ING Clarion Global Real Estate Portfolio - Service Class	11,955	21,574
ING Clarion Global Real Estate Portfolio - Service 2 Class	117	276
ING Clarion Real Estate Portfolio - Service Class	13,435	53,850
ING Clarion Real Estate Portfolio - Service 2 Class	1,544	3,368
ING DFA World Equity Portfolio - Service Class	10,551	23,853
ING FMRSM Diversified Mid Cap Portfolio - Service Class	13,695	116,177
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	538	5,079
ING Franklin Income Portfolio - Service Class	57,640	60,948
ING Franklin Income Portfolio - Service 2 Class	1,736	2,347
ING Franklin Mutual Shares Portfolio - Service Class	8,730	27,320
ING Franklin Templeton Founding Strategy Portfolio - Service Class	55,165	63,957
ING Global Resources Portfolio - Adviser Class	16,129	22,090
ING Global Resources Portfolio - Service Class	9,423	85,879
ING Global Resources Portfolio - Service 2 Class	645	4,465

104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Invesco Growth and Income Portfolio - Service Class	$ 35,217	$ 66,873
ING Invesco Growth and Income Portfolio - Service 2 Class	1,019	9,721
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	66,997	88,063
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	2,478	4,438
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	73,711	39,687
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	1,989	7,493
ING Large Cap Growth Portfolio - Adviser Class	44,509	299,617
ING Large Cap Growth Portfolio - Service Class	733,404	130,506
ING Large Cap Growth Portfolio - Service 2 Class	12	86
ING Large Cap Value Portfolio - Service Class	499,896	65,148
ING Limited Maturity Bond Portfolio - Service Class	859	12,947
ING Liquid Assets Portfolio - Service Class	256,921	394,348
ING Liquid Assets Portfolio - Service 2 Class	8,495	12,224
ING Marsico Growth Portfolio - Service Class	13,259	71,418
ING Marsico Growth Portfolio - Service 2 Class	192	3,683
ING MFS Total Return Portfolio - Service Class	22,304	88,057
ING MFS Total Return Portfolio - Service 2 Class	981	5,655
ING MFS Utilities Portfolio - Service Class	22,867	93,671
ING Morgan Stanley Global Franchise Portfolio - Service Class	39,101	55,915
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	5,419	9,643
ING Multi-Manager Large Cap Core Portfolio - Service Class	10,652	15,563
ING Oppenheimer Active Allocation Portfolio - Service Class	12,262	52,204
ING PIMCO High Yield Portfolio - Service Class	86,375	143,734
ING PIMCO Total Return Bond Portfolio - Service Class	182,867	763,178
ING PIMCO Total Return Bond Portfolio - Service 2 Class	4,928	13,839
ING Pioneer Mid Cap Value Portfolio - Service Class	14,081	529,380
ING Retirement Conservative Portfolio - Adviser Class	90,096	183,202
ING Retirement Growth Portfolio - Adviser Class	89,948	444,229
ING Retirement Moderate Growth Portfolio - Adviser Class	106,319	314,299
ING Retirement Moderate Portfolio - Adviser Class	57,277	194,048
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	294,160	275,225
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	7,136	13,223
ING T. Rowe Price Equity Income Portfolio - Service Class	55,357	128,274
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,252	5,328
ING T. Rowe Price International Stock Portfolio - Service Class	9,357	25,783
ING Templeton Global Growth Portfolio - Service Class	23,682	43,032
ING Templeton Global Growth Portfolio - Service 2 Class	636	715
ING Mutual Funds:
ING Diversified International Fund - Class R	-	4
ING Global Perspectives Fund - Class R	24,097	180
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	256	569
ING Baron Growth Portfolio - Service Class	86,035	47,591
ING Columbia Contrarian Core Portfolio - Service Class	15,216	42,854
ING Columbia Small Cap Value II Portfolio - Service Class	5,206	28,731
ING Global Bond Portfolio - Service Class	758	1,977
ING Growth and Income Core Portfolio - Initial Class	7	768

105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Growth and Income Core Portfolio - Service Class	$ 34	$ 6,167
ING Invesco Comstock Portfolio - Service Class	56,012	44,149
ING Invesco Equity and Income Portfolio - Initial Class	23	188
ING Invesco Equity and Income Portfolio - Service Class	36,993	12,611
ING JPMorgan Mid Cap Value Portfolio - Service Class	71,845	44,485
ING Oppenheimer Global Portfolio - Initial Class	142	1,088
ING Oppenheimer Global Portfolio - Service Class	26,423	21,814
ING PIMCO Total Return Portfolio - Service Class	320	878
ING Solution 2015 Portfolio - Service Class	934	2,267
ING Solution 2025 Portfolio - Service Class	908	1,910
ING Solution 2035 Portfolio - Service Class	356	1,685
ING Solution 2045 Portfolio - Service Class	50	310
ING Solution Income Portfolio - Service Class	853	717
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	265	2,702
ING T. Rowe Price Growth Equity Portfolio - Service Class	75,012	36,678
ING Templeton Foreign Equity Portfolio - Service Class	49,139	96,615
ING UBS U.S. Large Cap Equity Portfolio - Service Class	94	5,722
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	736	213
ING Strategic Allocation Growth Portfolio - Class S	44	84
ING Strategic Allocation Moderate Portfolio - Class S	269	69
ING Variable Funds:
ING Growth and Income Portfolio - Class A	14,336	188,521
ING Growth and Income Portfolio - Class I	807	99
ING Growth and Income Portfolio - Class S	27,624	146,466
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	73	3,511
ING GET U.S. Core Portfolio - Series 12	184	1,850
ING GET U.S. Core Portfolio - Series 13	230	6,916
ING GET U.S. Core Portfolio - Series 14	713	4,589
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	33,325	201,575
ING Euro STOXX 50® Index Portfolio - Class A	33,438	10,159
ING FTSE 100 Index® Portfolio - Class A	12,662	10,237
ING Global Value Advantage Portfolio	12,984	29,784
ING Hang Seng Index Portfolio - Class S	17,410	29,468
ING Index Plus LargeCap Portfolio - Class S	3,459	26,675
ING Index Plus MidCap Portfolio - Class S	2,072	19,367
ING Index Plus SmallCap Portfolio - Class S	2,262	15,586
ING International Index Portfolio - Class S	29,613	18,504
ING Japan TOPIX Index® Portfolio - Class A	18,312	11,077
ING Russell™ Large Cap Growth Index Portfolio - Class S	29,477	38,550
ING Russell™ Large Cap Index Portfolio - Class S	54,986	85,634
ING Russell™ Large Cap Value Index Portfolio - Class S	37,191	33,018
ING Russell™ Mid Cap Growth Index Portfolio - Class S	22,460	54,261
ING Russell™ Mid Cap Index Portfolio - Class S	62,328	36,001
ING Russell™ Small Cap Index Portfolio - Class S	93,772	45,635
ING Small Company Portfolio - Class S	45,617	48,721
ING U.S. Bond Index Portfolio - Class S	27,668	74,419

106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class S	$ 288	$ 1,200
ING MidCap Opportunities Portfolio - Class S	203,720	112,723
ING SmallCap Opportunities Portfolio - Class S	5,023	12,399
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	23	25
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	31	26
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	470	355
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	694	5,806
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	638	2,586
ProFunds:
ProFund VP Bull	366	2,181
ProFund VP Europe 30	196	1,589
ProFund VP Rising Rates Opportunity	352	975
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	102	138
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	25	153
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	9	184
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	14	27
Wells Fargo Advantage VT Total Return Bond Fund	76	111

107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units

The changes in units outstanding for the years ended December 31, 2013 and 2012 are shown in the following table.

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	108,471	398,420	(289,949)	1,924,792	236,409	1,688,383
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	20,956,025	22,103,381	(1,147,356)	12,847,905	29,744,902	(16,896,997)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	260	3,486	(3,226)	943	147	796
Columbia Small Cap Value Fund, Variable Series - Class B	888,950	1,695,603	(806,653)	138,962	923,481	(784,519)
Columbia Small Company Growth Fund, Variable Series - Class A	1,213	686	527	-	-	-
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	1	4,871	(4,870)	-	2,875	(2,875)
Columbia VP U.S. Government Mortgage Fund - Class 1	-	330	(330)	-	69	(69)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	1,453,570	3,310,753	(1,857,183)	287,260	2,040,149	(1,752,889)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,851,397	46,515,706	(44,664,309)	954,380	6,620,153	(5,665,773)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	27,286	95,616	(68,330)	13,075	142,322	(129,247)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	13,877	66,455	(52,578)	12,199	99,764	(87,565)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	27,221,617	31,168,764	(3,947,147)	22,261,655	30,442,457	(8,180,802)
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	9,924,681	7,453,978	2,470,703	6,208,895	5,690,492	518,403
ING American Funds Global Growth and Income Portfolio	1,607,009	950,663	656,346	1,205,860	555,347	650,513
ING American Funds International Growth and Income Portfolio	1,279,880	701,770	578,110	872,686	280,231	592,455
ING American Funds International Portfolio	7,398,728	12,668,430	(5,269,702)	4,664,873	11,606,803	(6,941,930)
ING American Funds World Allocation Portfolio	1,933,640	2,904,399	(970,759)	1,791,493	3,173,961	(1,382,468)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	8,766,148	6,387,551	2,378,597	3,673,851	4,118,680	(444,829)

108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING BlackRock Inflation Protected Bond Portfolio - Service Class	10,589,859	29,980,362	(19,390,503)	22,579,058	19,273,054	3,306,004
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	575	(575)	1,960	10,573	(8,613)
ING BlackRock Large Cap Growth Portfolio - Service Class	3,721,159	5,310,881	(1,589,722)	3,876,108	4,648,621	(772,513)
ING Bond Portfolio	11,122,462	15,659,190	(4,536,728)	8,888,582	12,462,021	(3,573,439)
ING Clarion Global Real Estate Portfolio - Service Class	1,554,359	2,696,195	(1,141,836)	338,508	1,863,453	(1,524,945)
ING Clarion Global Real Estate Portfolio - Service 2 Class	22,795	40,493	(17,698)	2,472	27,259	(24,787)
ING Clarion Real Estate Portfolio - Service Class	892,339	1,425,188	(532,849)	148,066	959,589	(811,523)
ING Clarion Real Estate Portfolio - Service 2 Class	88,190	152,505	(64,315)	11,589	119,894	(108,305)
ING DFA World Equity Portfolio - Service Class	2,818,109	4,205,300	(1,387,191)	2,134,200	4,530,500	(2,396,300)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,250,899	10,239,736	(4,988,837)	2,500,706	9,181,370	(6,680,664)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	124,868	297,242	(172,374)	45,443	198,832	(153,389)
ING Franklin Income Portfolio - Service Class	11,666,796	13,154,426	(1,487,630)	8,116,499	9,860,786	(1,744,287)
ING Franklin Income Portfolio - Service 2 Class	175,138	246,648	(71,510)	135,057	109,052	26,005
ING Franklin Mutual Shares Portfolio - Service Class	2,811,676	4,192,718	(1,381,042)	1,622,990	3,706,914	(2,083,924)
ING Franklin Templeton Founding Strategy Portfolio - Service Class	9,814,926	11,413,988	(1,599,062)	3,615,778	12,569,278	(8,953,500)
ING Global Resources Portfolio - Adviser Class	4,170,253	4,785,162	(614,909)	5,144,943	6,510,985	(1,366,042)
ING Global Resources Portfolio - Service Class	2,043,323	4,193,713	(2,150,390)	693,419	2,512,241	(1,818,822)
ING Global Resources Portfolio - Service 2 Class	69,500	216,649	(147,149)	28,732	118,356	(89,624)
ING Invesco Growth and Income Portfolio - Service Class	3,976,758	4,778,673	(801,915)	1,972,664	4,056,435	(2,083,771)
ING Invesco Growth and Income Portfolio - Service 2 Class	176,125	615,964	(439,839)	43,393	389,088	(345,695)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	8,138,332	9,520,810	(1,382,478)	6,246,263	6,887,301	(641,038)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	115,276	190,351	(75,075)	12,635	104,982	(92,347)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	7,594,153	5,979,366	1,614,787	4,662,493	6,820,131	(2,157,638)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	74,403	335,412	(261,009)	4,382	219,617	(215,235)
ING Large Cap Growth Portfolio - Adviser Class	12,685,554	33,663,707	(20,978,153)	200,867,518	16,205,302	184,662,216
ING Large Cap Growth Portfolio - Service Class	42,191,806	8,451,709	33,740,097	3,745,420	6,101,120	(2,355,700)
ING Large Cap Growth Portfolio - Service 2 Class	1,146	4,980	(3,834)	858	4,090	(3,232)
ING Large Cap Value Portfolio - Service Class	39,917,278	6,594,045	33,323,233	4,580,619	4,213,914	366,705
ING Limited Maturity Bond Portfolio - Service Class	1,946,085	2,474,171	(528,086)	140,252	735,017	(594,765)
ING Liquid Assets Portfolio - Service Class	87,970,851	97,482,923	(9,512,072)	44,117,809	53,947,736	(9,829,927)

109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Liquid Assets Portfolio - Service 2 Class	2,674,163	3,030,695	(356,532)	1,251,795	1,615,455	(363,660)
ING Marsico Growth Portfolio - Service Class	7,043,260	9,786,052	(2,742,792)	3,856,091	7,245,433	(3,389,342)
ING Marsico Growth Portfolio - Service 2 Class	44,510	232,738	(188,228)	27,905	130,561	(102,656)
ING MFS Total Return Portfolio - Service Class	3,798,744	5,996,629	(2,197,885)	2,190,819	5,166,948	(2,976,129)
ING MFS Total Return Portfolio - Service 2 Class	204,988	509,588	(304,600)	79,888	285,320	(205,432)
ING MFS Utilities Portfolio - Service Class	4,704,451	8,131,013	(3,426,562)	3,789,568	6,755,459	(2,965,891)
ING Morgan Stanley Global Franchise Portfolio - Service Class	3,431,078	5,114,292	(1,683,214)	3,617,205	4,682,156	(1,064,951)
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	156,028	491,307	(335,279)	67,973	420,126	(352,153)
ING Multi-Manager Large Cap Core Portfolio - Service Class	1,673,076	1,964,689	(291,613)	351,919	950,667	(598,748)
ING Oppenheimer Active Allocation Portfolio - Service Class	-	3,962,251	(3,962,251)	706,300	1,276,455	(570,155)
ING PIMCO High Yield Portfolio - Service Class	14,385,054	18,994,786	(4,609,732)	13,694,248	12,269,488	1,424,760
ING PIMCO Total Return Bond Portfolio - Service Class	40,970,087	76,926,920	(35,956,833)	43,333,511	47,692,271	(4,358,760)
ING PIMCO Total Return Bond Portfolio - Service 2 Class	882,174	1,573,054	(690,880)	550,592	893,173	(342,581)
ING Pioneer Mid Cap Value Portfolio - Service Class	-	36,866,150	(36,866,150)	1,786,816	7,305,238	(5,518,422)
ING Retirement Conservative Portfolio - Adviser Class	19,464,606	30,484,142	(11,019,536)	17,429,624	17,829,554	(399,930)
ING Retirement Growth Portfolio - Adviser Class	17,024,825	46,877,846	(29,853,021)	11,622,039	43,823,029	(32,200,990)
ING Retirement Moderate Growth Portfolio - Adviser Class	19,105,209	37,160,224	(18,055,015)	10,897,502	35,889,680	(24,992,178)
ING Retirement Moderate Portfolio - Adviser Class	14,208,751	26,897,446	(12,688,695)	10,241,625	23,515,287	(13,273,662)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,043,820	14,965,013	(1,921,193)	7,595,676	11,862,125	(4,266,449)
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	247,512	748,332	(500,820)	233,852	487,050	(253,198)
ING T. Rowe Price Equity Income Portfolio - Service Class	6,498,643	8,415,046	(1,916,403)	3,490,754	6,628,549	(3,137,795)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	98,856	316,507	(217,651)	60,126	215,814	(155,688)
ING T. Rowe Price International Stock Portfolio - Service Class	2,394,315	3,482,765	(1,088,450)	2,209,751	2,776,314	(566,563)
ING Templeton Global Growth Portfolio - Service Class	2,677,867	3,471,401	(793,534)	1,004,601	2,362,725	(1,358,124)
ING Templeton Global Growth Portfolio - Service 2 Class	54,689	54,697	(8)	23,736	26,594	(2,858)
ING Mutual Funds:
ING Diversified International Fund - Class R	-	301	(301)	-	5,438	(5,438)
ING Global Perspectives Fund - Class R	2,644,266	304,514	2,339,752	-	-	-

110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	7,984	22,569	(14,585)	13,999	34,695	(20,696)
ING Baron Growth Portfolio - Service Class	10,567,431	9,125,223	1,442,208	5,710,429	8,632,139	(2,921,710)
ING Columbia Contrarian Core Portfolio - Service Class	3,873,744	6,096,031	(2,222,287)	2,259,304	4,564,899	(2,305,595)
ING Columbia Small Cap Value II Portfolio - Service Class	1,602,056	3,333,203	(1,731,147)	364,139	2,063,800	(1,699,661)
ING Global Bond Portfolio - Service Class	46,198	152,570	(106,372)	68,791	133,990	(65,199)
ING Growth and Income Core Portfolio - Initial Class	-	77,608	(77,608)	7,732	34,800	(27,068)
ING Growth and Income Core Portfolio - Service Class	-	522,718	(522,718)	38,463	135,394	(96,931)
ING Invesco Comstock Portfolio - Service Class	7,034,020	6,015,379	1,018,641	2,528,444	3,483,676	(955,232)
ING Invesco Equity and Income Portfolio - Initial Class	49	10,813	(10,764)	2,639	18,462	(15,823)
ING Invesco Equity and Income Portfolio - Service Class	5,082,080	3,376,992	1,705,088	2,619,195	3,868,673	(1,249,478)
ING JPMorgan Mid Cap Value Portfolio - Service Class	8,569,667	7,106,692	1,462,975	6,167,133	4,780,072	1,387,061
ING Oppenheimer Global Portfolio - Initial Class	12,229	68,960	(56,731)	6,605	78,635	(72,030)
ING Oppenheimer Global Portfolio - Service Class	3,356,627	3,014,114	342,513	1,546,234	2,108,740	(562,506)
ING PIMCO Total Return Portfolio - Service Class	12,011	57,885	(45,874)	15,024	106,709	(91,685)
ING Solution 2015 Portfolio - Service Class	37,910	163,170	(125,260)	17,594	109,141	(91,547)
ING Solution 2025 Portfolio - Service Class	58,750	149,908	(91,158)	20,080	181,111	(161,031)
ING Solution 2035 Portfolio - Service Class	13,696	116,099	(102,403)	25,428	163,028	(137,600)
ING Solution 2045 Portfolio - Service Class	2,164	21,221	(19,057)	4,033	4,728	(695)
ING Solution Income Portfolio - Service Class	58,287	58,324	(37)	27,348	82,668	(55,320)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,340	125,341	(112,001)	24,073	141,216	(117,143)
ING T. Rowe Price Growth Equity Portfolio - Service Class	11,691,590	8,701,388	2,990,202	13,049,533	9,726,062	3,323,471
ING Templeton Foreign Equity Portfolio - Service Class	1,157,249	5,356,224	(4,198,975)	48,687,031	10,807,712	37,879,319
ING UBS U.S. Large Cap Equity Portfolio - Service Class	-	428,621	(428,621)	40,846	98,475	(57,629)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	31,747	2,314	29,433	11,819	3,522	8,297
ING Strategic Allocation Growth Portfolio - Class S	1,954	4,034	(2,080)	204	1,159	(955)
ING Strategic Allocation Moderate Portfolio - Class S	14,666	3,855	10,811	1,073	4,022	(2,949)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	6,556,895	19,776,986	(13,220,091)	9,468,664	22,035,746	(12,567,082)
ING Growth and Income Portfolio - Class I	80,977	9,089	71,888	221	2,572	(2,351)
ING Growth and Income Portfolio - Class S	4,730,694	15,126,919	(10,396,225)	1,473,364	13,907,232	(12,433,868)

111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 11	-	348,423	(348,423)	8,704	47,153	(38,449)
ING GET U.S. Core Portfolio - Series 12	-	162,126	(162,126)	2,415	12,332	(9,917)
ING GET U.S. Core Portfolio - Series 13	-	667,155	(667,155)	4,435	196,551	(192,116)
ING GET U.S. Core Portfolio - Series 14	80,671	475,298	(394,627)	163,606	620,658	(457,052)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	-	17,592,233	(17,592,233)	4,942,875	7,142,265	(2,199,390)
ING Euro STOXX 50® Index Portfolio - Class A	4,893,818	2,538,862	2,354,956	1,866,623	1,245,397	621,226
ING FTSE 100 Index® Portfolio - Class A	1,826,226	1,640,696	185,530	381,984	411,144	(29,160)
ING Global Value Advantage Portfolio	2,643,081	4,882,369	(2,239,288)	2,007,321	3,840,716	(1,833,395)
ING Hang Seng Index Portfolio - Class S	2,391,417	3,412,805	(1,021,388)	1,523,987	1,740,134	(216,147)
ING Index Plus LargeCap Portfolio - Class S	1,116,940	2,979,221	(1,862,281)	261,058	2,187,615	(1,926,557)
ING Index Plus MidCap Portfolio - Class S	882,146	1,811,340	(929,194)	208,673	1,275,789	(1,067,116)
ING Index Plus SmallCap Portfolio - Class S	756,528	1,520,313	(763,785)	183,422	955,648	(772,226)
ING International Index Portfolio - Class S	5,062,447	3,734,297	1,328,150	1,907,442	2,006,784	(99,342)
ING Japan TOPIX Index® Portfolio - Class A	2,469,743	1,841,114	628,629	561,812	1,112,255	(550,443)
ING Russell™ Large Cap Growth Index Portfolio - Class S	3,570,589	4,048,307	(477,718)	3,632,451	4,326,464	(694,013)
ING Russell™ Large Cap Index Portfolio - Class S	9,968,388	12,243,945	(2,275,557)	11,777,149	12,418,448	(641,299)
ING Russell™ Large Cap Value Index Portfolio - Class S	3,650,290	3,354,797	295,493	3,881,779	2,734,705	1,147,074
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,894,640	4,262,777	(1,368,137)	1,956,030	3,637,263	(1,681,233)
ING Russell™ Mid Cap Index Portfolio - Class S	7,928,340	6,087,436	1,840,904	4,709,206	4,211,248	497,958
ING Russell™ Small Cap Index Portfolio - Class S	12,334,282	9,252,271	3,082,011	7,454,526	7,776,514	(321,988)
ING Small Company Portfolio - Class S	4,658,228	5,159,401	(501,173)	1,708,698	3,284,591	(1,575,893)
ING U.S. Bond Index Portfolio - Class S	7,551,156	11,778,600	(4,227,444)	7,174,183	12,393,012	(5,218,829)
ING Variable Products Trust:
ING International Value Portfolio - Class S	16,046	76,277	(60,231)	26,892	88,628	(61,736)
ING MidCap Opportunities Portfolio - Class S	17,715,140	11,218,264	6,496,876	6,070,998	9,698,120	(3,627,122)
ING SmallCap Opportunities Portfolio - Class S	478,444	1,310,712	(832,268)	150,560	961,834	(811,274)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	10	586	(576)	3	1,264	(1,261)

112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year Ended December 31
		2013			2012
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	22	17	5	-	671	(671)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	18,004	14,858	3,146	12,211	21,562	(9,351)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	50,678	416,872	(366,194)	266,238	210,068	56,170
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	25,060	133,821	(108,761)	39,743	194,275	(154,532)
ProFunds:
ProFund VP Bull	2,462,232	2,627,593	(165,361)	91,266	334,704	(243,438)
ProFund VP Europe 30	1,232,927	1,372,224	(139,297)	64,591	195,876	(131,285)
ProFund VP Rising Rates Opportunity	4,225,533	4,405,654	(180,121)	636,496	668,271	(31,775)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,853	9,209	(7,356)	1,186	26,075	(24,889)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	-	8,375	(8,375)	237	59,536	(59,299)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	16,046	28,110	(12,064)	18	7,556	(7,538)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	12	1,071	(1,059)	214	8,605	(8,391)
Wells Fargo Advantage VT Total Return Bond Fund	4,259	7,946	(3,687)	2,462	14,443	(11,981)

113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2013	1,398	$13.50	to	$13.83	$ 19,078	0.42%	0.95%	to	2.35%	36.78%	to	38.86%
2012	1,688	$9.87	to	$9.96	$ 16,725	(d)	0.95%	to	2.35%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
BlackRock Global Allocation V.I. Fund - Class III
2013	93,742	$11.34	to	$12.30	$ 1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012	94,889	$10.15	to	$10.86	$ 993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011	111,786	$9.45	to	$9.97	$ 1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010	112,825	$9.97	to	$10.44	$ 1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963	$9.33	to	$9.61	$ 975,605	2.36%	0.95%	to	2.60%	17.80%	to	19.83%
Columbia Asset Allocation Fund, Variable Series - Class A
2013	16	$19.03	to	$19.88	$ 315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012	19	$16.40	to	$17.06	$ 325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011	18	$14.78	to	$15.31	$ 279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010	20	$15.18	to	$15.66	$ 303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22	$13.63	to	$14.00	$ 308	3.86%	1.40%	to	1.80%	21.81%	to	22.27%
Columbia Small Cap Value Fund, Variable Series - Class B
2013	5,503	$16.18	to	$29.22	$ 147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012	6,310	$12.36	to	$22.07	$ 128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011	7,095	$11.38	to	$20.09	$ 132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010	8,008	$12.42	to	$21.68	$ 162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211	$10.05	to	$17.36	$ 150,066	0.85%	0.95%	to	2.35%	21.97%	to	23.89%

114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class A
2013	1		$26.96		$ 32	-		1.40%			-
2012	1		$19.18		$ 13	-		1.55%			10.29%
2011	1		$17.39		$ 11	-		1.55%			-7.01%
2010	1	$18.70	to	$18.85	$ 18	-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2	$14.55	to	$14.90	$ 25	-	1.45%	to	1.80%	23.41%	to	23.86%
Columbia VP Large Cap Growth Fund - Class 1
2013	34	$9.85	to	$9.99	$ 336	-	1.40%	to	1.90%	27.92%	to	28.74%
2012	39	$7.70	to	$7.76	$ 299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	41	$6.52	to	$6.55	$ 271	(c)	1.40%	to	1.90%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2013	11,017	$12.76	to	$19.46	$ 170,991	2.24%	0.75%	to	2.35%	24.82%	to	26.90%
2012	12,874	$10.10	to	$15.37	$ 159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011	14,627	$8.73	to	$13.27	$ 157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010	16,702	$8.77	to	$13.31	$ 181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074	$7.72	to	$11.70	$ 183,254	1.91%	0.75%	to	2.60%	26.51%	to	28.93%
Franklin Small Cap Value Securities Fund - Class 2
2013	448	$27.73	to	$29.18	$ 12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012	516	$20.58	to	$21.64	$ 11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011	646	$17.58	to	$18.46	$ 11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010	748	$18.47	to	$19.38	$ 14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799	$14.56	to	$15.26	$ 12,115	1.65%	0.75%	to	1.35%	27.41%	to	28.14%
ING Balanced Portfolio - Class S
2013	319	$12.03	to	$17.37	$ 4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012	372	$10.56	to	$15.04	$ 4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011	460	$9.44	to	$13.35	$ 5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010	562	$9.80	to	$13.67	$ 6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654	$8.76	to	$12.11	$ 6,899	4.06%	0.75%	to	2.20%	16.33%	to	18.15%

115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Intermediate Bond Portfolio - Class S
2013	78,899	$11.20	to	$16.00	$ 1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012	82,847	$11.50	to	$16.18	$ 1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011	91,027	$10.79	to	$14.94	$ 1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010	99,181	$10.28	to	$14.03	$ 1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012	$9.60	to	$12.91	$ 1,241,312	6.19%	0.75%	to	2.60%	8.41%	to	10.44%
ING American Funds Asset Allocation Portfolio
2013	38,858	$12.57	to	$13.63	$ 507,731	1.22%	0.95%	to	2.35%	20.17%	to	21.91%
2012	36,387	$10.46	to	$11.18	$ 392,917	1.33%	0.95%	to	2.35%	12.84%	to	14.55%
2011	35,868	$9.27	to	$9.76	$ 340,934	1.42%	0.95%	to	2.35%	-1.49%	to	-0.10%
2010	36,730	$9.41	to	$9.77	$ 352,116	1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172	$8.60	to	$8.81	$ 306,208	1.71%	0.95%	to	2.35%	20.45%	to	22.19%
ING American Funds Global Growth and Income Portfolio
2013	2,041	$12.54	to	$13.07	$ 26,061	1.31%	0.95%	to	2.35%	18.98%	to	20.68%
2012	1,385	$10.54	to	$10.83	$ 14,789	1.44%	0.95%	to	2.35%	14.07%	to	15.71%
2011	734	$9.24	to	$9.36	$ 6,822	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Growth and Income Portfolio
2013	1,682	$11.40	to	$11.89	$ 19,557	1.22%	0.95%	to	2.35%	15.62%	to	17.26%
2012	1,103	$9.86	to	$10.14	$ 11,029	1.62%	0.95%	to	2.35%	12.94%	to	14.58%
2011	511	$8.73	to	$8.85	$ 4,490	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING American Funds International Portfolio
2013	55,336	$9.46	to	$22.76	$ 1,093,953	0.87%	0.75%	to	2.60%	17.86%	to	20.08%
2012	60,606	$8.00	to	$18.99	$ 1,009,047	1.36%	0.75%	to	2.60%	14.15%	to	16.35%
2011	67,548	$6.98	to	$16.35	$ 977,119	1.65%	0.75%	to	2.60%	-16.58%	to	-15.04%
2010	78,623	$8.34	to	$19.28	$ 1,355,667	0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125	$8.00	to	$18.25	$ 1,387,295	3.37%	0.75%	to	2.60%	38.56%	to	41.37%

116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds World Allocation Portfolio
2013	12,604	$14.90	to	$17.39	$ 194,620	1.53%	0.95%	to	2.35%	12.03%	to	13.66%
2012	13,575	$13.30	to	$15.30	$ 185,967	1.42%	0.95%	to	2.35%	10.37%	to	11.92%
2011	14,957	$12.05	to	$13.67	$ 184,314	1.09%	0.95%	to	2.35%	-8.09%	to	-6.75%
2010	13,571	$13.11	to	$14.66	$ 180,515	0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491	$11.91	to	$13.13	$ 102,079	0.49%	0.95%	to	2.35%	31.60%	to	33.44%
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2013	17,270	$14.86	to	$20.57	$ 326,865	0.06%	0.90%	to	2.55%	40.64%	to	43.05%
2012	14,891	$10.48	to	$14.38	$ 198,630	0.74%	0.90%	to	2.60%	15.59%	to	17.58%
2011	15,336	$8.98	to	$12.23	$ 175,361	0.55%	0.90%	to	2.60%	2.09%	to	3.82%
2010	15,039	$8.72	to	$11.78	$ 167,211	-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988	$8.19	to	$11.11	$ 179,816	-	0.90%	to	2.60%	16.96%	to	19.08%
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2013	25,733	$10.97	to	$11.84	$ 291,031	-	0.75%	to	2.35%	-10.81%	to	-9.41%
2012	45,124	$12.19	to	$13.07	$ 568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011	41,818	$11.85	to	$12.38	$ 504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010	23,288	$10.78	to	$11.14	$ 255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090	$10.49	to	$10.64	$ 159,401	(a)	0.75%	to	2.60%		(a)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2013	7	$12.33	to	$12.84	$ 84	1.31%	0.75%	to	1.35%	31.59%	to	32.37%
2012	7	$9.37	to	$9.70	$ 69	-	0.75%	to	1.35%	13.16%	to	13.98%
2011	16	$8.28	to	$8.51	$ 134	0.70%	0.75%	to	1.35%	-2.59%	to	-2.07%
2010	18	$8.50	to	$8.69	$ 153	0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19	$7.58	to	$7.71	$ 148	0.72%	0.75%	to	1.35%	28.69%	to	29.58%
ING BlackRock Large Cap Growth Portfolio - Service Class
2013	10,667	$12.61	to	$17.39	$ 166,380	1.09%	0.75%	to	2.35%	29.96%	to	32.12%
2012	12,257	$9.97	to	$13.18	$ 146,114	0.51%	0.75%	to	2.35%	11.83%	to	13.65%
2011	13,029	$8.86	to	$11.62	$ 138,504	0.47%	0.75%	to	2.60%	-4.13%	to	-2.38%
2010	12,002	$9.15	to	$11.92	$ 131,991	0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216	$8.21	to	$10.60	$ 130,165	0.32%	0.75%	to	2.60%	26.78%	to	29.32%

117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Bond Portfolio
2013	35,804	$10.31	to	$11.41	$ 385,432	1.11%	0.75%	to	2.35%	-3.46%	to	-1.90%
2012	40,340	$10.68	to	$11.65	$ 446,283	2.62%	0.75%	to	2.35%	3.99%	to	5.66%
2011	43,914	$10.27	to	$11.04	$ 463,738	2.67%	0.75%	to	2.35%	3.31%	to	4.99%
2010	49,259	$9.94	to	$10.55	$ 500,271	2.49%	0.75%	to	2.60%	3.28%	to	5.25%
2009	49,758	$9.60	to	$10.04	$ 484,377	3.65%	0.75%	to	2.60%	9.18%	to	11.35%
ING Clarion Global Real Estate Portfolio - Service Class
2013	9,614	$10.16	to	$13.29	$ 119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012	10,755	$9.93	to	$12.94	$ 130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
2011	12,280	$8.01	to	$10.40	$ 120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
2010	14,082	$8.57	to	$11.08	$ 148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%
2009	16,302	$7.49	to	$9.65	$ 151,036	2.43%	0.75%	to	2.60%	29.94%	to	32.34%
ING Clarion Global Real Estate Portfolio - Service 2 Class
2013	142	$11.92	to	$12.69	$ 1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012	160	$11.77	to	$12.43	$ 1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%
2011	185	$9.59	to	$10.05	$ 1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%
2010	214	$10.37	to	$10.77	$ 2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
2009	247	$9.16	to	$9.44	$ 2,299	2.15%	1.40%	to	2.20%	30.30%	to	31.48%
ING Clarion Real Estate Portfolio - Service Class
2013	3,853	$12.06	to	$104.23	$ 246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012	4,386	$12.07	to	$102.65	$ 283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
2011	5,197	$10.67	to	$89.29	$ 292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
2010	6,187	$9.95	to	$81.95	$ 322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
2009	7,573	$7.94	to	$64.36	$ 307,226	3.51%	0.50%	to	2.60%	32.26%	to	35.21%
ING Clarion Real Estate Portfolio - Service 2 Class
2013	808	$15.03	to	$28.04	$ 18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012	872	$15.09	to	$27.92	$ 20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
2011	981	$13.37	to	$24.54	$ 20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
2010	1,093	$12.51	to	$22.77	$ 21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
2009	1,228	$10.01	to	$18.07	$ 18,836	3.33%	1.40%	to	2.20%	32.76%	to	33.80%

118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING DFA World Equity Portfolio - Service Class
2013	16,705	$10.41	to	$12.58	$ 182,004	1.97%	0.75%	to	2.35%	21.90%	to	23.82%
2012	18,092	$8.54	to	$10.16	$ 160,718	2.12%	0.75%	to	2.35%	15.25%	to	17.05%
2011	20,489	$7.41	to	$8.68	$ 156,789	2.37%	0.75%	to	2.35%	-11.36%	to	-9.77%
2010	25,962	$8.36	to	$9.62	$ 222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
2009	22,107	$6.85	to	$7.77	$ 154,311	-	0.75%	to	2.35%	18.92%	to	21.03%
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2013	31,336	$13.81	to	$24.80	$ 686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012	36,325	$10.38	to	$19.33	$ 596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%
2011	43,006	$9.27	to	$16.95	$ 626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%
2010	52,695	$10.64	to	$19.13	$ 879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%
2009	57,858	$8.48	to	$14.98	$ 766,006	0.46%	0.50%	to	2.60%	35.66%	to	38.45%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2013	1,370	$18.82	to	$29.91	$ 35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012	1,542	$14.16	to	$22.32	$ 30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
2011	1,696	$12.66	to	$19.79	$ 29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
2010	1,862	$14.55	to	$22.57	$ 37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
2009	2,037	$11.61	to	$17.86	$ 32,436	0.34%	1.40%	to	2.20%	35.95%	to	37.17%
ING Franklin Income Portfolio - Service Class
2013	37,987	$12.44	to	$14.72	$ 524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012	39,474	$11.10	to	$12.97	$ 483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
2011	41,219	$10.08	to	$11.63	$ 456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
2010	40,859	$10.06	to	$11.46	$ 448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
2009	43,601	$9.11	to	$10.25	$ 431,653	6.53%	0.95%	to	2.60%	28.61%	to	30.74%
ING Franklin Income Portfolio - Service 2 Class
2013	775	$13.18	to	$14.03	$ 10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012	846	$11.78	to	$12.44	$ 10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
2011	820	$10.71	to	$11.21	$ 9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
2010	822	$10.69	to	$11.11	$ 8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
2009	799	$9.69	to	$9.99	$ 7,857	6.74%	1.40%	to	2.20%	28.86%	to	30.08%

119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Mutual Shares Portfolio - Service Class
2013	15,053	$11.56	to	$14.23	$ 202,977	1.11%	0.95%	to	2.55%	24.46%	to	26.49%
2012	16,434	$9.26	to	$11.25	$ 176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011	18,518	$8.34	to	$10.00	$ 178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010	20,340	$8.60	to	$10.18	$ 200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839	$7.89	to	$9.21	$ 187,539	0.13%	0.95%	to	2.60%	23.25%	to	25.34%
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2013	80,230	$10.72	to	$13.43	$ 918,492	2.67%	0.75%	to	2.60%	20.86%	to	23.10%
2012	81,829	$8.87	to	$10.91	$ 768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011	90,783	$7.86	to	$9.49	$ 747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010	100,997	$8.17	to	$9.68	$ 857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090	$7.57	to	$8.81	$ 849,891	2.86%	0.75%	to	2.60%	26.80%	to	29.37%
ING Global Resources Portfolio - Adviser Class
2013	7,982	$9.17	to	$9.57	$ 74,575	0.58%	0.95%	to	2.35%	10.48%	to	12.19%
2012	8,597	$8.30	to	$8.53	$ 72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	9,963	$8.78	to	$8.90	$ 87,944	(c)	0.95%	to	2.35%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Global Resources Portfolio - Service Class
2013	10,751	$8.87	to	$49.93	$ 380,095	0.94%	0.80%	to	2.60%	10.68%	to	12.68%
2012	12,902	$7.99	to	$44.31	$ 410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011	14,721	$8.41	to	$45.97	$ 491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010	17,390	$9.47	to	$51.01	$ 653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047	$7.96	to	$42.27	$ 692,061	0.33%	0.80%	to	2.60%	33.93%	to	36.40%
ING Global Resources Portfolio - Service 2 Class
2013	815	$18.46	to	$29.59	$ 20,189	0.79%	1.40%	to	2.20%	10.87%	to	11.79%
2012	962	$16.65	to	$26.47	$ 21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011	1,052	$17.55	to	$27.67	$ 24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010	1,153	$19.77	to	$30.92	$ 30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285	$16.64	to	$25.82	$ 28,489	0.04%	1.40%	to	2.20%	34.19%	to	35.32%

120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Growth and Income Portfolio - Service Class
2013	12,404	$13.14	to	$50.68	$ 459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012	13,206	$9.98	to	$38.04	$ 373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
2011	15,290	$8.86	to	$33.37	$ 383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
2010	17,670	$9.21	to	$34.28	$ 460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
2009	20,388	$8.35	to	$30.63	$ 482,174	1.23%	0.50%	to	2.60%	20.71%	to	23.31%
ING Invesco Growth and Income Portfolio - Service 2 Class
2013	2,503	$15.30	to	$22.35	$ 49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012	2,943	$11.70	to	$16.95	$ 44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
2011	3,289	$10.46	to	$15.03	$ 44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
2010	3,710	$10.95	to	$15.61	$ 52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
2009	3,999	$9.97	to	$14.09	$ 51,349	1.11%	1.40%	to	2.20%	21.14%	to	21.99%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2013	24,962	$8.30	to	$23.74	$ 496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012	26,345	$9.00	to	$25.39	$ 565,548	-	0.75%	to	2.60%	16.04%	to	18.22%
2011	26,986	$7.73	to	$21.49	$ 495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
2010	28,787	$9.68	to	$26.50	$ 657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
2009	35,528	$8.23	to	$22.21	$ 692,447	1.48%	0.75%	to	2.60%	67.19%	to	70.19%
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2013	839	$20.09	to	$33.02	$ 22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012	914	$21.83	to	$35.58	$ 26,943	-	1.40%	to	2.20%	16.30%	to	17.23%
2011	1,006	$18.77	to	$30.35	$ 25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%
2010	1,118	$23.52	to	$37.72	$ 35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
2009	1,238	$20.02	to	$31.84	$ 33,336	1.14%	1.40%	to	2.20%	67.53%	to	68.91%
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2013	14,701	$17.41	to	$26.34	$ 340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012	13,087	$12.81	to	$19.13	$ 223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
2011	15,244	$11.03	to	$16.26	$ 223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
2010	16,918	$11.41	to	$16.63	$ 257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%
2009	12,649	$9.20	to	$13.24	$ 153,523	0.41%	0.90%	to	2.60%	23.95%	to	26.22%

121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2013	1,527	$18.05	to	$29.51	$ 38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012	1,788	$13.30	to	$21.57	$ 33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011	2,003	$11.48	to	$18.46	$ 32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010	2,318	$11.91	to	$19.00	$ 38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557	$9.62	to	$15.23	$ 34,226	0.22%	1.40%	to	2.20%	24.29%	to	25.35%
ING Large Cap Growth Portfolio - Adviser Class
2013	163,684	$13.04	to	$13.41	$ 2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	184,662	$10.23	to	$10.37	$ 1,901,279	(d)	0.75%	to	2.60%		(d)
2011	(d)		(d)		(d)	(d)		(d)			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
ING Large Cap Growth Portfolio - Service Class
2013	47,336	$18.47	to	$23.36	$ 966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012	13,596	$14.48	to	$18.02	$ 214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011	15,951	$12.59	to	$15.41	$ 217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010	8,969	$12.61	to	$15.18	$ 121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714	$11.30	to	$13.39	$ 93,436	0.43%	0.75%	to	2.35%	39.16%	to	41.39%
ING Large Cap Growth Portfolio - Service 2 Class
2013	52	$18.47	to	$20.70	$ 1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012	56	$14.49	to	$16.10	$ 856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011	59	$12.59	to	$13.87	$ 784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010	67	$12.61	to	$13.79	$ 886	-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74	$11.30	to	$12.25	$ 879	-	1.40%	to	2.20%	38.99%	to	40.16%
ING Large Cap Value Portfolio - Service Class
2013	40,153	$11.07	to	$14.82	$ 579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012	6,830	$11.12	to	$11.45	$ 76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	6,463	$9.95	to	$10.10	$ 64,740	(c)	0.90%	to	2.45%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)

122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2013	2,355	$10.27	to	$28.68	$ 50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012	2,884	$10.41	to	$28.62	$ 62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%
2011	3,478	$10.46	to	$28.34	$ 75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
2010	4,330	$10.56	to	$28.16	$ 94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%
2009	5,258	$10.44	to	$27.44	$ 113,748	4.79%	0.50%	to	2.25%	4.76%	to	6.65%
ING Liquid Assets Portfolio - Service Class
2013	48,160	$8.97	to	$18.84	$ 685,459	-	0.75%	to	2.35%	-2.29%	to	-0.74%
2012	57,672	$9.17	to	$18.98	$ 822,755	-	0.75%	to	2.35%	-2.44%	to	-0.73%
2011	67,502	$9.39	to	$19.12	$ 994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
2010	70,785	$9.60	to	$19.26	$ 1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
2009	97,754	$9.82	to	$19.41	$ 1,494,964	0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
ING Liquid Assets Portfolio - Service 2 Class
2013	1,211	$9.43	to	$10.01	$ 11,692	-	1.40%	to	2.20%	-2.18%	to	-1.38%
2012	1,568	$9.63	to	$10.15	$ 15,419	-	1.40%	to	2.20%	-2.23%	to	-1.36%
2011	1,931	$9.84	to	$10.29	$ 19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%
2010	2,263	$10.04	to	$10.43	$ 23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
2009	3,118	$10.23	to	$10.58	$ 32,318	0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
ING Marsico Growth Portfolio - Service Class
2013	21,521	$13.20	to	$27.02	$ 477,882	0.78%	0.80%	to	2.60%	31.93%	to	34.43%
2012	24,264	$9.91	to	$20.10	$ 405,242	0.42%	0.80%	to	2.60%	9.68%	to	11.60%
2011	27,653	$8.96	to	$18.01	$ 417,672	0.23%	0.80%	to	2.60%	-4.24%	to	-2.44%
2010	31,986	$9.26	to	$18.46	$ 502,962	0.52%	0.80%	to	2.60%	16.68%	to	18.87%
2009	34,422	$7.78	to	$15.53	$ 460,437	0.84%	0.80%	to	2.60%	25.61%	to	28.03%
ING Marsico Growth Portfolio - Service 2 Class
2013	936	$14.77	to	$22.22	$ 18,209	0.65%	1.40%	to	2.20%	32.47%	to	33.53%
2012	1,125	$11.15	to	$16.64	$ 16,538	0.26%	1.40%	to	2.20%	9.85%	to	10.71%
2011	1,227	$10.15	to	$15.03	$ 16,367	0.10%	1.40%	to	2.20%	-3.97%	to	-3.16%
2010	1,351	$10.57	to	$15.52	$ 18,769	0.40%	1.40%	to	2.20%	16.92%	to	17.93%
2009	1,476	$9.04	to	$13.16	$ 17,480	0.69%	1.40%	to	2.20%	26.08%	to	27.03%

123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2013	21,493	$12.19	to	$41.08	$ 643,335	2.12%	0.50%	to 2.35%	15.93%	to 18.08%
2012	23,691	$10.48	to	$34.79	$ 614,072	2.44%	0.50%	to 2.60%	8.32%	to 10.62%
2011	26,667	$9.62	to	$31.45	$ 635,627	2.40%	0.50%	to 2.60%	-1.08%	to 1.09%
2010	31,007	$9.66	to	$31.11	$ 742,863	0.45%	0.50%	to 2.60%	7.07%	to 9.27%
2009	35,805	$8.98	to	$28.47	$ 797,586	2.44%	0.50%	to 2.60%	14.78%	to 17.31%
ING MFS Total Return Portfolio - Service 2 Class
2013	1,962	$13.18	to	$17.71	$ 30,962	2.01%	1.40%	to 2.20%	15.92%	to 16.90%
2012	2,266	$11.37	to	$15.15	$ 30,932	2.25%	1.40%	to 2.20%	8.49%	to 9.39%
2011	2,472	$10.48	to	$13.85	$ 30,990	2.33%	1.40%	to 2.20%	-0.76%	to 0.07%
2010	2,737	$10.56	to	$13.84	$ 34,511	0.44%	1.40%	to 2.20%	7.32%	to 8.12%
2009	2,933	$9.84	to	$12.80	$ 34,335	2.28%	1.40%	to 2.20%	15.09%	to 16.05%
ING MFS Utilities Portfolio - Service Class
2013	21,112	$12.09	to	$24.14	$ 467,192	1.98%	0.75%	to 2.35%	17.34%	to 19.24%
2012	24,539	$10.29	to	$20.27	$ 460,175	3.07%	0.75%	to 2.35%	10.63%	to 12.46%
2011	27,505	$9.29	to	$18.06	$ 463,878	3.57%	0.75%	to 2.60%	3.61%	to 5.61%
2010	26,755	$8.94	to	$17.13	$ 431,592	2.55%	0.75%	to 2.60%	10.77%	to 12.77%
2009	28,774	$8.04	to	$15.20	$ 416,638	5.29%	0.75%	to 2.60%	29.34%	to 31.87%
ING Morgan Stanley Global Franchise Portfolio - Service Class
2013	16,170	$14.06	to	$26.78	$ 378,364	2.10%	0.90%	to 2.35%	16.60%	to 18.34%
2012	17,853	$12.04	to	$22.63	$ 357,517	1.74%	0.90%	to 2.35%	13.03%	to 14.76%
2011	18,918	$10.64	to	$19.72	$ 333,098	2.35%	0.90%	to 2.60%	6.19%	to 8.05%
2010	19,799	$9.98	to	$18.25	$ 326,147	0.41%	0.90%	to 2.60%	10.90%	to 12.86%
2009	18,516	$8.96	to	$16.29	$ 272,604	6.66%	0.80%	to 2.60%	25.54%	to 27.86%
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
2013	2,604	$19.33	to	$26.72	$ 61,552	1.92%	1.40%	to 2.20%	16.66%	to 17.66%
2012	2,939	$16.57	to	$22.71	$ 59,526	1.54%	1.40%	to 2.20%	13.03%	to 13.89%
2011	3,291	$14.66	to	$19.94	$ 58,798	2.24%	1.40%	to 2.20%	6.54%	to 7.38%
2010	3,747	$13.76	to	$18.57	$ 62,764	0.30%	1.40%	to 2.20%	11.33%	to 12.27%
2009	4,059	$12.36	to	$16.54	$ 60,900	6.66%	1.40%	to 2.20%	25.74%	to 26.74%

124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Multi-Manager Large Cap Core Portfolio - Service Class
2013	3,566	$12.73	to	$16.41	$ 53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012	3,858	$9.88	to	$12.69	$ 45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
2011	4,457	$9.06	to	$11.59	$ 48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
2010	5,005	$9.61	to	$12.23	$ 57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
2009	5,109	$8.39	to	$10.64	$ 51,948	1.15%	0.75%	to	2.60%	20.84%	to	23.29%
ING PIMCO High Yield Portfolio - Service Class
2013	29,793	$12.49	to	$19.46	$ 531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012	34,403	$12.07	to	$19.25	$ 590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
2011	32,978	$10.80	to	$16.97	$ 506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
2010	34,750	$12.41	to	$16.33	$ 519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
2009	29,928	$11.24	to	$14.47	$ 400,025	8.29%	0.50%	to	2.60%	45.49%	to	48.60%
ING PIMCO Total Return Bond Portfolio - Service Class
2013	122,371	$12.23	to	$22.44	$ 2,193,440	3.26%	0.75%	to	2.60%	-4.29%	to	-2.48%
2012	158,327	$12.71	to	$23.01	$ 2,929,962	3.31%	0.75%	to	2.60%	5.90%	to	7.98%
2011	162,686	$11.92	to	$21.31	$ 2,819,652	4.06%	0.75%	to	2.60%	0.76%	to	2.67%
2010	174,530	$11.75	to	$20.76	$ 2,995,230	4.93%	0.75%	to	2.60%	4.96%	to	6.90%
2009	184,659	$11.14	to	$19.42	$ 2,982,070	4.08%	0.75%	to	2.60%	11.41%	to	13.57%
ING PIMCO Total Return Bond Portfolio - Service 2 Class
2013	3,560	$13.35	to	$15.70	$ 52,388	3.17%	1.40%	to	2.20%	-4.09%	to	-3.27%
2012	4,251	$13.92	to	$16.23	$ 64,889	3.18%	1.40%	to	2.20%	6.26%	to	7.13%
2011	4,593	$13.10	to	$15.15	$ 65,836	4.01%	1.40%	to	2.20%	1.00%	to	1.75%
2010	5,170	$12.97	to	$14.89	$ 73,254	4.52%	1.40%	to	2.20%	5.19%	to	6.05%
2009	5,514	$12.33	to	$14.04	$ 73,887	3.66%	1.40%	to	2.20%	11.79%	to	12.68%
ING Retirement Conservative Portfolio - Adviser Class
2013	49,552	$9.64	to	$10.24	$ 491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012	60,572	$9.46	to	$9.90	$ 584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011	60,971	$8.98	to	$9.26	$ 555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010	53,453	$8.74	to	$8.89	$ 470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192	$8.30	to	$8.32	$ 400,422	(a)	0.95%	to	2.35%		(a)

125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2013	350,342	$12.57	to	$13.35	$ 4,522,383	1.85%	0.95%	to 2.35%	15.85%	to	17.62%
2012	380,195	$10.76	to	$11.35	$ 4,208,491	2.39%	0.95%	to 2.60%	10.02%	to	11.83%
2011	412,396	$9.78	to	$10.15	$ 4,111,687	0.83%	0.95%	to 2.60%	-3.74%	to	-2.12%
2010	449,035	$10.16	to	$10.37	$ 4,611,727	0.37%	0.95%	to 2.60%	8.66%	to	10.55%
2009	484,226	$9.35	to	$9.38	$ 4,534,412	(a)	0.95%	to 2.60%		(a)
ING Retirement Moderate Growth Portfolio - Adviser Class
2013	233,805	$12.41	to	$13.31	$ 3,012,105	2.07%	0.95%	to 2.60%	12.72%	to	14.64%
2012	251,860	$11.01	to	$11.61	$ 2,852,881	2.58%	0.95%	to 2.60%	8.69%	to	10.48%
2011	276,852	$10.13	to	$10.51	$ 2,858,948	1.05%	0.95%	to 2.60%	-2.50%	to	-0.85%
2010	303,412	$10.39	to	$10.60	$ 3,185,520	0.47%	0.95%	to 2.60%	8.12%	to	9.96%
2009	322,936	$9.61	to	$9.64	$ 3,108,225	(a)	0.95%	to 2.60%		(a)
ING Retirement Moderate Portfolio - Adviser Class
2013	131,903	$12.14	to	$12.89	$ 1,646,445	2.70%	0.95%	to 2.35%	7.43%	to	8.98%
2012	144,592	$11.21	to	$11.83	$ 1,668,464	3.17%	0.95%	to 2.60%	7.38%	to	9.23%
2011	157,865	$10.44	to	$10.83	$ 1,681,480	1.39%	0.95%	to 2.60%	-0.48%	to	1.12%
2010	171,842	$10.49	to	$10.71	$ 1,823,032	0.56%	0.95%	to 2.60%	6.61%	to	8.51%
2009	186,216	$9.84	to	$9.87	$ 1,834,949	(a)	0.95%	to 2.60%		(a)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2013	58,165	$14.31	to	$82.99	$ 2,811,421	1.11%	0.75%	to 2.35%	19.39%	to	21.29%
2012	60,087	$11.95	to	$68.46	$ 2,461,428	1.57%	0.75%	to 2.60%	11.48%	to	13.62%
2011	64,353	$10.65	to	$60.29	$ 2,370,408	1.81%	0.75%	to 2.60%	0.24%	to	2.10%
2010	73,279	$10.56	to	$59.06	$ 2,636,403	1.59%	0.75%	to 2.60%	11.01%	to	13.15%
2009	75,826	$9.45	to	$52.21	$ 2,513,348	1.88%	0.75%	to 2.60%	29.86%	to	32.33%
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2013	3,686	$16.75	to	$25.16	$ 81,130	0.93%	1.40%	to 2.20%	19.30%	to	20.27%
2012	4,186	$14.04	to	$20.92	$ 77,162	1.46%	1.40%	to 2.20%	11.87%	to	12.78%
2011	4,440	$12.55	to	$18.55	$ 73,103	1.65%	1.40%	to 2.20%	0.48%	to	1.26%
2010	5,094	$12.49	to	$18.32	$ 83,486	1.42%	1.40%	to 2.20%	11.32%	to	12.32%
2009	5,711	$11.22	to	$16.31	$ 83,348	1.69%	1.40%	to 2.20%	30.16%	to	31.11%

126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service Class
2013	20,605	$12.78	to	$56.03	$ 744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012	22,522	$10.36	to	$43.40	$ 645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
2011	25,659	$8.99	to	$37.21	$ 643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
2010	26,314	$9.23	to	$37.74	$ 685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
2009	28,154	$8.17	to	$32.99	$ 652,560	1.66%	0.50%	to	2.60%	21.80%	to	24.35%
ING T. Rowe Price Equity Income Portfolio - Service 2 Class
2013	1,407	$14.62	to	$21.15	$ 26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012	1,624	$11.53	to	$16.55	$ 24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
2011	1,780	$10.09	to	$14.36	$ 23,289	1.90%	1.40%	to	2.20%	-3.07%	to	-2.31%
2010	1,773	$10.41	to	$14.70	$ 23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
2009	1,880	$9.28	to	$12.99	$ 22,439	1.53%	1.40%	to	2.20%	22.06%	to	23.01%
ING T. Rowe Price International Stock Portfolio - Service Class
2013	9,776	$8.71	to	$16.31	$ 146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012	10,865	$7.79	to	$14.39	$ 144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
2011	11,431	$6.71	to	$12.23	$ 130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
2010	12,505	$7.83	to	$14.08	$ 166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
2009	14,798	$7.04	to	$12.48	$ 175,866	1.22%	0.75%	to	2.60%	33.99%	to	36.62%
ING Templeton Global Growth Portfolio - Service Class
2013	10,655	$11.70	to	$35.97	$ 290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012	11,449	$9.16	to	$27.76	$ 243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%
2011	12,807	$7.70	to	$22.99	$ 228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%
2010	14,785	$8.35	to	$24.57	$ 286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
2009	16,283	$7.93	to	$22.99	$ 299,463	2.07%	0.80%	to	2.60%	28.88%	to	31.22%
ING Templeton Global Growth Portfolio - Service 2 Class
2013	295	$14.66	to	$23.11	$ 5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012	295	$11.49	to	$17.97	$ 4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
2011	298	$9.66	to	$14.99	$ 3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
2010	332	$10.49	to	$16.14	$ 4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%
2009	346	$9.97	to	$15.22	$ 4,691	1.95%	1.40%	to	2.20%	29.15%	to	30.20%

127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Diversified International Fund - Class R
2013	11	$10.16	to	$10.61	$ 112	-	0.75%	to	1.35%	14.67%	to	15.33%
2012	11	$8.86	to	$9.20	$ 100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
2011	17	$7.64	to	$7.89	$ 128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
2010	19	$9.15	to	$9.39	$ 178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
2009	24	$8.33	to	$8.50	$ 203	0.52%	0.75%	to	1.35%	32.85%	to	33.86%
ING Global Perspectives Fund - Class R
2013	2,340	$10.34	to	$10.41	$ 24,351	(e)	1.40%	to	2.35%		(e)
2012	(e)		(e)		(e)	(e)		(e)			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2013	71	$25.63	to	$28.23	$ 1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012	85	$19.73	to	$21.71	$ 1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
2011	106	$17.14	to	$18.85	$ 1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
2010	157	$17.90	to	$19.66	$ 3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
2009	127	$14.83	to	$16.27	$ 2,051	2.20%	0.75%	to	1.35%	33.81%	to	34.63%
ING Baron Growth Portfolio - Service Class
2013	25,234	$16.01	to	$30.70	$ 507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012	23,792	$11.79	to	$22.28	$ 351,077	-	0.75%	to	2.60%	16.58%	to	18.76%
2011	26,714	$10.08	to	$18.76	$ 335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
2010	27,327	$10.09	to	$18.49	$ 342,203	-	0.75%	to	2.60%	23.17%	to	25.61%
2009	28,614	$8.16	to	$14.72	$ 288,247	-	0.75%	to	2.60%	31.77%	to	34.18%
ING Columbia Contrarian Core Portfolio - Service Class
2013	22,276	$11.92	to	$18.51	$ 294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012	24,498	$9.05	to	$13.88	$ 244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%
2011	26,804	$8.24	to	$12.49	$ 242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%
2010	30,184	$8.85	to	$13.23	$ 291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
2009	30,411	$8.08	to	$11.93	$ 266,995	0.67%	0.75%	to	2.60%	28.14%	to	30.66%

128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Columbia Small Cap Value II Portfolio - Service Class
2013	9,998	$13.95	to	$17.00	$ 146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012	11,729	$10.21	to	$12.27	$ 124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
2011	13,429	$9.15	to	$10.85	$ 127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
2010	15,497	$9.52	to	$11.27	$ 153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
2009	19,380	$7.80	to	$9.08	$ 156,330	1.23%	0.95%	to	2.60%	21.50%	to	23.51%
ING Global Bond Portfolio - Service Class
2013	480	$13.39	to	$14.11	$ 6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012	587	$14.18	to	$14.85	$ 8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
2011	652	$13.35	to	$13.90	$ 8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
2010	721	$13.07	to	$13.53	$ 9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
2009	732	$11.47	to	$11.80	$ 8,547	3.29%	0.75%	to	1.35%	19.73%	to	20.41%
ING Invesco Comstock Portfolio - Service Class
2013	15,436	$13.89	to	$21.12	$ 268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012	14,417	$10.47	to	$15.80	$ 189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
2011	15,372	$8.97	to	$13.45	$ 173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
2010	16,119	$9.32	to	$13.88	$ 189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
2009	15,876	$8.24	to	$12.18	$ 164,271	2.32%	0.75%	to	2.60%	25.28%	to	27.51%
ING Invesco Equity and Income Portfolio - Initial Class
2013	96	$16.99	to	$17.67	$ 1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012	107	$13.76	to	$14.25	$ 1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%
2011	123	$12.35	to	$12.73	$ 1,540	2.04%	0.75%	to	1.20%	-2.29%	to	-1.85%
2010	160	$12.64	to	$12.97	$ 2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
2009	202	$11.39	to	$11.63	$ 2,321	1.91%	0.75%	to	1.20%	21.30%	to	21.78%
ING Invesco Equity and Income Portfolio - Service Class
2013	15,145	$12.34	to	$20.83	$ 242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012	13,440	$10.11	to	$16.88	$ 176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
2011	14,689	$9.18	to	$15.16	$ 174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
2010	16,986	$9.50	to	$15.52	$ 207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%
2009	17,055	$8.66	to	$13.99	$ 189,556	1.66%	0.75%	to	2.60%	19.14%	to	21.49%

129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2013	13,131	$15.14	to	$28.58	$ 244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012	11,668	$11.78	to	$21.89	$ 168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
2011	10,281	$10.05	to	$18.38	$ 125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
2010	9,712	$10.11	to	$18.18	$ 121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
2009	6,384	$8.42	to	$14.90	$ 67,915	1.46%	0.75%	to	2.55%	22.50%	to	24.69%
ING Oppenheimer Global Portfolio - Initial Class
2013	260	$17.57	to	$19.62	$ 4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012	317	$14.11	to	$15.55	$ 4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
2011	389	$11.83	to	$12.88	$ 4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
2010	492	$13.07	to	$14.12	$ 6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
2009	618	$11.50	to	$12.26	$ 7,415	2.34%	0.75%	to	2.10%	36.74%	to	38.53%
ING Oppenheimer Global Portfolio - Service Class
2013	9,113	$12.93	to	$23.74	$ 169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012	8,771	$10.36	to	$18.90	$ 130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
2011	9,333	$8.68	to	$15.74	$ 116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
2010	8,943	$9.62	to	$17.35	$ 124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
2009	10,171	$8.44	to	$15.14	$ 124,376	2.14%	0.75%	to	2.60%	35.73%	to	38.33%
ING PIMCO Total Return Portfolio - Service Class
2013	293	$14.28	to	$16.49	$ 4,426	3.14%	0.75%	to	1.35%	-3.19%	to	-2.66%
2012	338	$14.75	to	$16.94	$ 5,259	3.01%	0.75%	to	1.35%	6.42%	to	7.08%
2011	430	$13.86	to	$15.82	$ 6,250	2.89%	0.75%	to	1.35%	1.84%	to	2.46%
2010	556	$13.61	to	$15.44	$ 7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
2009	718	$12.82	to	$14.46	$ 9,629	3.45%	0.75%	to	1.35%	11.09%	to	11.75%
ING Solution 2015 Portfolio - Service Class
2013	1,089	$13.33	to	$14.05	$ 14,906	3.13%	0.75%	to	1.35%	7.67%	to	8.33%
2012	1,215	$12.38	to	$12.97	$ 15,403	4.12%	0.75%	to	1.35%	9.95%	to	10.57%
2011	1,306	$11.26	to	$11.73	$ 15,011	3.15%	0.75%	to	1.35%	-2.09%	to	-1.43%
2010	1,520	$11.50	to	$11.90	$ 17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
2009	1,596	$10.48	to	$10.78	$ 16,960	3.91%	0.75%	to	1.35%	20.74%	to	21.40%

130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Service Class
2013	1,227	$13.94	to	$14.69	$ 17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012	1,318	$12.15	to	$12.73	$ 16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
2011	1,479	$10.86	to	$11.30	$ 16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
2010	1,598	$11.36	to	$11.75	$ 18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%
2009	1,640	$10.12	to	$10.41	$ 16,849	3.52%	0.75%	to	1.35%	24.17%	to	24.82%
ING Solution 2035 Portfolio - Service Class
2013	647	$14.59	to	$15.38	$ 9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012	749	$12.29	to	$12.87	$ 9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
2011	887	$10.82	to	$11.27	$ 9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
2010	955	$11.50	to	$11.90	$ 11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
2009	1,070	$10.18	to	$10.47	$ 11,035	2.91%	0.75%	to	1.35%	26.62%	to	27.37%
ING Solution 2045 Portfolio - Service Class
2013	84	$14.95	to	$15.76	$ 1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012	103	$12.28	to	$12.86	$ 1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%
2011	104	$10.78	to	$11.23	$ 1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%
2010	109	$11.52	to	$11.92	$ 1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
2009	135	$10.14	to	$10.43	$ 1,384	2.15%	0.75%	to	1.35%	28.03%	to	28.77%
ING Solution Income Portfolio - Service Class
2013	460	$13.16	to	$13.87	$ 6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012	460	$12.47	to	$13.07	$ 5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
2011	515	$11.52	to	$11.99	$ 6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
2010	574	$11.63	to	$12.04	$ 6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
2009	635	$10.76	to	$11.07	$ 6,919	5.25%	0.75%	to	1.35%	15.57%	to	16.28%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2013	347	$20.31	to	$25.25	$ 8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012	459	$15.24	to	$18.93	$ 8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
2011	576	$13.30	to	$16.50	$ 9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
2010	694	$13.99	to	$17.34	$ 11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%
2009	680	$11.04	to	$13.67	$ 9,112	0.31%	0.75%	to	1.35%	44.07%	to	44.90%

131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2013	17,930	$13.66	to	$23.37	$ 258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012	14,940	$10.07	to	$16.99	$ 158,174	-	0.75%	to	2.35%	15.88%	to	17.76%
2011	11,616	$8.69	to	$14.47	$ 105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%
2010	11,556	$8.93	to	$14.81	$ 108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
2009	11,877	$7.87	to	$12.83	$ 97,640	0.01%	0.75%	to	2.60%	39.05%	to	41.41%
ING Templeton Foreign Equity Portfolio - Service Class
2013	55,425	$9.68	to	$13.64	$ 667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012	59,624	$8.23	to	$11.48	$ 609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
2011	21,745	$7.08	to	$9.78	$ 190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
2010	25,636	$8.22	to	$11.25	$ 260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
2009	25,327	$7.67	to	$10.46	$ 241,228	-	0.75%	to	2.60%	28.47%	to	31.00%
ING Strategic Allocation Conservative Portfolio - Class S
2013	126	$17.32	to	$18.26	$ 2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012	97	$15.71	to	$16.46	$ 1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011	88	$14.22	to	$14.81	$ 1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010	100	$14.20	to	$14.69	$ 1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102	$12.97	to	$13.35	$ 1,353	8.24%	0.75%	to	1.35%	16.11%	to	16.90%
ING Strategic Allocation Growth Portfolio - Class S
2013	28	$20.07	to	$21.16	$ 566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012	30	$16.66	to	$17.46	$ 505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011	31	$14.73	to	$15.33	$ 460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010	39	$15.41	to	$15.95	$ 601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42	$13.85	to	$14.25	$ 589	9.26%	0.75%	to	1.35%	23.22%	to	24.02%
ING Strategic Allocation Moderate Portfolio - Class S
2013	74	$18.57	to	$19.57	$ 1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012	63	$16.19	to	$16.96	$ 1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011	66	$14.47	to	$15.07	$ 973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010	51	$14.80	to	$15.32	$ 775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48	$13.43	to	$13.81	$ 657	7.97%	0.75%	to	1.35%	19.91%	to	20.51%

132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Portfolio - Class A
2013	97,739	$13.55	to	$14.22	$ 1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012	110,959	$10.66	to	$11.01	$ 1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	123,527	$9.46	to	$9.63	$ 1,177,999	(c)	0.75%	to	2.60%		(c)
2010	(c)		(c)		(c)	(c)		(c)			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2013	78	$11.81	to	$12.92	$ 937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012	7	$9.94	to	$10.01	$ 65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
2011	9	$8.70	to	$8.76	$ 77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010	13	$8.85	to	$8.89	$ 114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
2009	14	$7.87	to	$7.89	$ 109	1.01%	1.25%	to	1.40%	28.50%	to	28.59%
ING Growth and Income Portfolio - Class S
2013	62,008	$11.69	to	$22.06	$ 770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012	72,404	$9.21	to	$17.05	$ 701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
2011	84,838	$8.19	to	$14.88	$ 724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
2010	51,286	$8.45	to	$15.07	$ 449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
2009	57,953	$7.62	to	$13.34	$ 453,859	1.45%	0.50%	to	2.60%	26.58%	to	29.34%
ING GET U.S. Core Portfolio - Series 14
2013	1,858	$9.80	to	$10.56	$ 19,220	2.98%	1.45%	to	2.50%	-2.87%	to	-1.77%
2012	2,252	$10.09	to	$10.75	$ 23,800	2.77%	1.45%	to	2.50%	-2.61%	to	-1.65%
2011	2,709	$10.36	to	$10.93	$ 29,164	3.07%	1.45%	to	2.50%	0.58%	to	1.67%
2010	3,418	$10.30	to	$10.75	$ 36,259	3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490	$9.72	to	$10.20	$ 45,358	3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
ING Euro STOXX 50® Index Portfolio - Class A
2013	3,391	$10.23	to	$10.86	$ 35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012	1,036	$8.38	to	$8.74	$ 8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011	415	$7.03	to	$7.24	$ 2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010	541	$8.69	to	$8.83	$ 4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62	$9.79	to	$9.82	$ 608	(a)	1.15%	to	2.25%		(a)

133

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FTSE 100 Index® Portfolio - Class A
2013	379	$13.31	to	$14.14	$ 5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012	193	$11.47	to	$12.01	$ 2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011	222	$10.19	to	$10.52	$ 2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010	328	$10.89	to	$11.07	$ 3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74	$10.24	to	$10.27	$ 755	(a)	1.15%	to	2.25%		(a)
ING Global Value Advantage Portfolio
2013	18,226	$9.25	to	$10.19	$ 175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012	20,465	$8.34	to	$9.03	$ 176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
2011	22,299	$7.42	to	$7.91	$ 169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
2010	24,986	$7.89	to	$8.29	$ 201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
2009	27,525	$7.61	to	$7.89	$ 213,033	-	0.75%	to	2.35%	26.91%	to	28.92%
ING Hang Seng Index Portfolio - Class S
2013	2,793	$13.69	to	$14.64	$ 39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012	3,815	$13.50	to	$14.23	$ 52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011	4,031	$10.77	to	$11.19	$ 44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010	5,992	$13.52	to	$13.85	$ 81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225	$12.87	to	$13.00	$ 41,686	(a)	0.95%	to	2.35%		(a)
ING Index Plus LargeCap Portfolio - Class S
2013	9,282	$12.29	to	$19.03	$ 130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012	11,145	$9.46	to	$14.49	$ 120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011	13,071	$8.46	to	$12.83	$ 125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010	16,416	$8.66	to	$13.00	$ 161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841	$7.78	to	$11.56	$ 174,337	2.75%	0.75%	to	2.60%	19.74%	to	21.99%
ING Index Plus MidCap Portfolio - Class S
2013	6,314	$14.16	to	$24.60	$ 124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012	7,243	$10.77	to	$18.51	$ 108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011	8,310	$9.36	to	$15.93	$ 107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010	9,825	$9.69	to	$16.32	$ 131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403	$8.13	to	$13.56	$ 127,725	1.34%	0.75%	to	2.60%	28.07%	to	30.42%

134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2013	5,262	$13.63	to	$24.12	$ 99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012	6,026	$9.78	to	$17.08	$ 81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011	6,798	$8.90	to	$15.37	$ 83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010	7,901	$9.17	to	$15.68	$ 99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979	$7.64	to	$12.93	$ 94,468	1.41%	0.75%	to	2.60%	21.34%	to	23.58%
ING International Index Portfolio - Class S
2013	6,821	$9.22	to	$18.35	$ 66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012	5,493	$7.79	to	$15.27	$ 45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011	5,593	$6.74	to	$12.98	$ 39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010	7,945	$7.82	to	$14.94	$ 65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995	$7.46	to	$13.99	$ 69,588	-	0.75%	to	2.60%	24.42%	to	26.32%
ING Japan TOPIX Index® Portfolio - Class A
2013	1,103	$11.78	to	$12.51	$ 13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012	475	$9.67	to	$10.12	$ 4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011	1,025	$9.20	to	$9.49	$ 9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010	770	$10.92	to	$11.11	$ 8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33	$9.84	to	$9.87	$ 324	(a)	1.00%	to	2.35%		(a)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2013	9,043	$19.85	to	$21.76	$ 187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012	9,520	$15.23	to	$16.65	$ 152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011	10,214	$13.34	to	$14.68	$ 146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010	10,188	$13.02	to	$14.23	$ 142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210	$11.73	to	$12.75	$ 141,894	(a)	0.75%	to	2.55%		(a)
ING Russell™ Large Cap Index Portfolio - Class S
2013	30,100	$12.70	to	$21.64	$ 397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012	32,375	$9.86	to	$16.57	$ 330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011	33,016	$8.68	to	$14.51	$ 296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010	39,726	$8.73	to	$14.33	$ 355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756	$8.00	to	$12.91	$ 372,497	-	0.80%	to	2.60%	20.57%	to	22.44%

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S
2013	4,330	$19.24	to	$20.58	$ 85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012	4,034	$14.99	to	$15.81	$ 61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011	2,887	$13.24	to	$13.76	$ 38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010	2,581	$13.42	to	$13.82	$ 35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922	$12.40	to	$12.55	$ 24,005	(a)	0.95%	to	2.60%		(a)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2013	12,722	$22.51	to	$24.13	$ 295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012	14,090	$17.08	to	$18.05	$ 246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011	15,771	$15.04	to	$15.77	$ 243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010	18,579	$15.79	to	$16.27	$ 297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157	$12.88	to	$13.04	$ 248,368	(a)	0.90%	to	2.60%		(a)
ING Russell™ Mid Cap Index Portfolio - Class S
2013	12,697	$14.43	to	$15.66	$ 189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012	10,856	$11.04	to	$11.81	$ 123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011	10,358	$9.69	to	$10.22	$ 102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010	11,716	$10.13	to	$10.53	$ 120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132	$8.30	to	$8.51	$ 85,119	-	0.95%	to	2.40%	36.45%	to	38.37%
ING Russell™ Small Cap Index Portfolio - Class S
2013	16,268	$15.04	to	$16.37	$ 253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012	13,186	$11.13	to	$11.93	$ 151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
2011	13,508	$9.84	to	$10.40	$ 136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
2010	16,262	$10.51	to	$10.95	$ 174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
2009	13,275	$8.54	to	$8.76	$ 114,700	-	0.90%	to	2.35%	23.41%	to	25.32%
ING Small Company Portfolio - Class S
2013	6,326	$15.20	to	$27.34	$ 102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012	6,827	$11.33	to	$20.10	$ 82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%
2011	8,403	$10.15	to	$17.77	$ 89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%
2010	9,114	$10.65	to	$18.44	$ 102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%
2009	8,151	$8.82	to	$15.02	$ 75,533	0.54%	0.75%	to	2.35%	24.23%	to	26.28%

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class S
2013	16,310	$10.83	to	$11.98	$ 183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012	20,537	$11.27	to	$12.44	$ 241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
2011	25,756	$11.17	to	$12.12	$ 297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
2010	21,158	$10.72	to	$11.43	$ 232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
2009	23,840	$10.39	to	$10.89	$ 251,758	2.45%	0.75%	to	2.60%	2.77%	to	4.78%
ING International Value Portfolio - Class S
2013	397	$16.42	to	$18.46	$ 7,159	2.33%	0.75%	to	1.35%	19.30%	to	19.96%
2012	457	$13.73	to	$15.43	$ 6,905	2.35%	0.75%	to	1.35%	17.39%	to	18.11%
2011	519	$11.67	to	$13.09	$ 6,655	2.35%	0.75%	to	1.35%	-16.11%	to	-15.57%
2010	620	$13.88	to	$15.55	$ 9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
2009	713	$13.71	to	$15.35	$ 10,718	1.54%	0.75%	to	1.35%	24.38%	to	25.22%
ING MidCap Opportunities Portfolio - Class S
2013	33,947	$15.00	to	$29.61	$ 560,431	-	0.75%	to	2.35%	28.62%	to	30.67%
2012	27,450	$11.65	to	$22.71	$ 349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011	31,078	$10.46	to	$20.14	$ 353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010	34,369	$10.79	to	$20.50	$ 399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727	$8.49	to	$15.94	$ 297,130	0.12%	0.50%	to	2.35%	37.78%	to	40.23%
ING SmallCap Opportunities Portfolio - Class S
2013	4,595	$13.12	to	$29.06	$ 67,639	-	0.75%	to	2.35%	35.45%	to	37.75%
2012	5,427	$9.67	to	$21.16	$ 58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011	6,239	$8.61	to	$18.60	$ 58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010	7,156	$8.76	to	$18.69	$ 68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154	$6.79	to	$14.29	$ 59,441	-	0.75%	to	2.35%	27.54%	to	29.65%
ClearBridge Variable Large Cap Value Portfolio - Class I
2013	7	$12.69	to	$12.82	$ 88	1.24%	1.25%	to	1.40%	30.56%	to	30.68%
2012	8	$9.72	to	$9.81	$ 73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011	9	$8.47	to	$8.53	$ 75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010	10	$8.18	to	$8.23	$ 78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11	$7.58	to	$7.61	$ 80	1.31%	1.25%	to	1.40%	22.85%	to	22.94%

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Western Asset Variable High Income Portfolio
2013	3		$26.75		$ 70	7.41%		1.40%			7.69%
2012	3		$24.84		$ 65	7.35%		1.40%			16.18%
2011	3		$21.38		$ 71	8.39%		1.40%			0.99%
2010	3	$21.17	to	$21.68	$ 72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4	$18.41	to	$18.82	$ 78	12.40%	1.25%	to	1.40%	57.75%	to	57.89%
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
2013	72	$28.92	to	$30.48	$ 2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012	69	$20.85	to	$21.84	$ 1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011	78	$17.96	to	$18.70	$ 1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010	97	$18.65	to	$19.30	$ 1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102	$15.36	to	$15.80	$ 1,600	0.50%	0.75%	to	1.35%	34.97%	to	35.86%
PIMCO Real Return Portfolio - Administrative Class
2013	619	$13.12	to	$13.83	$ 8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012	986	$14.65	to	$15.35	$ 14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
2011	929	$13.65	to	$14.22	$ 12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
2010	985	$12.39	to	$12.83	$ 12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
2009	949	$11.62	to	$11.96	$ 11,216	2.94%	0.75%	to	1.35%	16.78%	to	17.49%
Pioneer Equity Income VCT Portfolio - Class II
2013	692	$19.00	to	$21.83	$ 14,814	2.37%	0.75%	to	1.35%	27.13%	to	27.85%
2012	801	$14.91	to	$17.11	$ 13,428	3.72%	0.75%	to	1.35%	8.45%	to	9.15%
2011	955	$13.71	to	$15.72	$ 14,738	2.01%	0.75%	to	1.35%	4.38%	to	5.03%
2010	1,063	$13.11	to	$15.01	$ 15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
2009	1,206	$11.12	to	$12.72	$ 15,029	3.01%	0.75%	to	1.35%	12.29%	to	13.04%
ProFund VP Bull
2013	1,062	$10.90	to	$14.07	$ 12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012	1,228	$8.60	to	$10.95	$ 11,201	-	0.95%	to	2.25%	11.40%	to	12.82%
2011	1,471	$7.72	to	$10.92	$ 12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
2010	1,815	$7.90	to	$11.12	$ 15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%
2009	2,036	$7.18	to	$10.05	$ 15,316	0.65%	0.95%	to	2.25%	21.49%	to	23.28%

138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ProFund VP Europe 30
2013	573	$10.53	to	$12.45	$ 6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012	713	$8.86	to	$10.33	$ 6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%
2011	844	$7.77	to	$8.95	$ 6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
2010	1,006	$8.72	to	$13.52	$ 9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
2009	1,144	$8.70	to	$13.41	$ 10,444	2.60%	0.95%	to	2.35%	29.26%	to	31.05%
ProFund VP Rising Rates Opportunity
2013	1,686	$2.97	to	$3.68	$ 5,347	-	0.95%	to	2.35%	13.79%	to	15.59%
2012	1,866	$2.61	to	$3.23	$ 5,177	-	0.95%	to	2.35%	-9.12%	to	-8.01%
2011	1,897	$2.87	to	$3.55	$ 5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
2010	2,136	$4.70	to	$5.80	$ 10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
2009	2,393	$5.72	to	$7.07	$ 14,303	0.55%	0.95%	to	2.60%	28.82%	to	30.95%
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2013	74	$18.69	to	$19.23	$ 1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012	82	$13.66	to	$13.94	$ 1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011	106	$11.60	to	$11.74	$ 1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	118	$12.56	to	$12.61	$ 1,487	(b)	1.40%	to	2.20%		(b)
2009	(b)		(b)		(b)	(b)		(b)			(b)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2013	96	$13.95	to	$16.51	$ 1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012	104	$11.92	to	$14.36	$ 1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011	164	$10.78	to	$12.89	$ 2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010	180	$10.35	to	$12.27	$ 2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187	$9.35	to	$10.99	$ 2,009	1.85%	1.40%	to	2.20%	12.92%	to	13.89%
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2013	48	$13.70	to	$16.72	$ 766	1.06%	1.65%	to	2.20%	27.44%	to	28.12%
2012	60	$10.75	to	$13.05	$ 747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011	67	$9.20	to	$11.10	$ 721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010	72	$9.62	to	$11.54	$ 807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55	$8.64	to	$10.31	$ 555	1.85%	1.65%	to	2.20%	14.29%	to	14.94%

139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2013	12	$22.18	to	$26.68	$ 315	-	1.65%	to 2.20%	46.98%	to 47.73%
2012	13	$15.09	to	$18.48	$ 233	-	1.40%	to 2.20%	5.45%	to 6.33%
2011	22	$14.31	to	$17.38	$ 361	-	1.40%	to 2.20%	-6.65%	to -5.90%
2010	24	$15.33	to	$18.47	$ 436	-	1.40%	to 2.20%	23.93%	to 24.97%
2009	32	$12.37	to	$14.78	$ 464	-	1.40%	to 2.20%	49.40%	to 50.51%
Wells Fargo Advantage VT Total Return Bond Fund
2013	46	$12.65	to	$14.21	$ 633	1.19%	1.40%	to 2.20%	-4.60%	to -3.79%
2012	50	$13.26	to	$14.77	$ 712	1.54%	1.40%	to 2.20%	3.76%	to 4.60%
2011	62	$12.78	to	$14.12	$ 849	2.60%	1.40%	to 2.20%	5.97%	to 6.81%
2010	84	$12.06	to	$13.22	$ 1,075	3.34%	1.40%	to 2.20%	4.69%	to 5.51%
2009	89	$11.52	to	$12.53	$ 1,080	4.46%	1.40%	to 2.20%	9.51%	to 10.49%

(a)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

140

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.

Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements as of December 31, 2013 and 2012 and for the Years Ended December 31, 2013,
2012 and 2011:
Balance Sheets as of December 31, 2013 and 2012	C-3
Statements of Operations for the years ended December 31, 2013, 2012 and 2011	C-5
Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011	C-6
Statements of Changes in Shareholder's Equity for the years ended December 31, 2013, 2012 and 2011	C-7
Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011	C-8
Notes to Financial Statements	C-10

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2013
and 2012, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).
Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA
Annuity and Life Insurance Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 27, 2014

C-2

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)

	December 31,
	2013	2012
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,244.6 at 2013
and $18,560.6 at 2012)	$ 21,105.9	$ 20,586.6
Fixed maturities, at fair value using the fair value option	385.0	326.7
Equity securities, available-for-sale, at fair value (cost of $3.8 at 2013 and $26.4 at
2012)	6.1	29.8
Short-term investments	567.0	2,686.6
Mortgage loans on real estate, net of valuation allowance of $1.1 at 2013 and $1.2 at
2012	2,837.3	2,835.0
Policy loans	94.9	101.8
Limited partnerships/corporations	133.2	166.9
Derivatives	342.4	1,381.3
Other investments	56.2	80.7
Securities pledged (amortized cost of $964.1 at 2013 and $684.7 at 2012)	959.2	714.0
Total investments	26,487.2	28,909.4
Cash and cash equivalents	398.0	295.6
Short-term investments under securities loan agreement, including collateral delivered	163.6	138.9
Accrued investment income	220.3	208.7
Receivable for securities sold	0.1	7.5
Premium receivable	26.3	30.9
Deposits and reinsurance recoverable	3,941.6	4,014.7
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	2,812.5	3,738.2
Due from affiliates	33.0	37.0
Current income tax recoverable from Parent	22.6	—
Deferred income taxes	51.3	—
Other assets	357.7	370.0
Assets held in separate accounts	42,008.3	39,799.1
Total assets	$ 76,522.5	$ 77,550.0

The accompanying notes are an integral part of these Financial Statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
December 31, 2013 and 2012
(In millions, except per share data)
	As of December 31,
	2013	2012

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 25,412.8	$ 27,094.2
Payable for securities purchased	32.6	0.2
Payables under securities loan agreement, including collateral held	211.1	905.5
Long-term debt	435.0	435.0
Due to affiliates	60.1	64.1
Funds held under reinsurance treaties with affiliates	3,728.7	4,082.9
Derivatives	731.9	798.6
Current income tax payable to Parent	—	22.6
Deferred income taxes	—	32.9
Other liabilities	169.7	182.8
Liabilities related to separate accounts	42,008.3	39,799.1
Total liabilities	72,790.2	73,417.9

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding;
$10 par value per share)	2.5	2.5
Additional paid-in capital	5,525.6	5,755.5
Accumulated other comprehensive income (loss)	481.2	634.2
Retained earnings (deficit)	(2,277.0)	(2,260.1)
Total shareholder's equity	3,732.3	4,132.1
Total liabilities and shareholder's equity	$ 76,522.5	$ 77,550.0

The accompanying notes are an integral part of these Financial Statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)

	Year Ended December 31,
	2013	2012	2011
Revenues:
Net investment income	$ 1,267.2	$ 1,285.5	$ 1,409.3
Fee income	839.7	810.9	871.5
Premiums	436.3	459.0	456.2
Net realized capital gains (losses):
Total other-than-temporary impairments	(12.1)	(27.9)	(201.5)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	(1.8)	(9.4)	(21.1)
Net other-than-temporary impairments recognized in earnings	(10.3)	(18.5)	(180.4)
Other net realized capital gains (losses)	(2,205.5)	(1,355.6)	(776.6)
Total net realized capital gains (losses)	(2,215.8)	(1,374.1)	(957.0)
Other revenue	29.8	34.7	54.2
Total revenues	357.2	1,216.0	1,834.2
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	(1,855.4)	364.5	2,227.1
Operating expenses	462.3	444.3	447.3
Net amortization of deferred policy acquisition costs and value of
business acquired	1,522.4	343.7	(904.4)
Interest expense	28.2	30.9	31.7
Other expense	31.1	27.3	11.7
Total benefits and expenses	188.6	1,210.7	1,813.4
Income (loss) before income taxes	168.6	5.3	20.8
Income tax expense (benefit)	185.5	182.3	(131.3)
Net income (loss)	$ (16.9)	$ (177.0)	$ 152.1

The accompanying notes are an integral part of these Financial Statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Net income (loss)	$ (16.9)	$ (177.0)	$ 152.1
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(252.8)	514.6	(11.6)
Other-than-temporary impairments	17.7	12.7	29.0
Pension and other postretirement benefits liability	(0.2)	(0.2)	—
Other comprehensive income (loss), before tax	(235.3)	527.1	17.4
Income tax expense (benefit) related to items of other
comprehensive income (loss)	(82.3)	138.0	(72.9)
Other comprehensive income (loss), after tax	(153.0)	389.1	90.3

Comprehensive income (loss)	$ (169.9)	$ 212.1	$ 242.4

The accompanying notes are an integral part of these Financial Statements.

C-6

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2011	2.5	5,921.7	154.8	(2,235.2)	3,843.8
Comprehensive income (loss):
Net income (loss)	—	—	—	152.1	152.1
Other comprehensive income (loss), after tax	—	—	90.3	—	90.3
Total comprehensive income (loss)					242.4
Contribution of capital	—	44.0	—	—	44.0
Employee related benefits	—	5.9	—	—	5.9
Balance at December 31, 2011	$ 2.5	$ 5,971.6	$ 245.1	$ (2,083.1)	$ 4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1	—	389.1
Total comprehensive income (loss)					212.1
Distribution of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	$ 2.5	$ 5,755.5	$ 634.2	$ (2,260.1)	$ 4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Distribution of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	$ 2.5	$ 5,525.6	$ 481.2	$ (2,277.0)	$ 3,732.3

The accompanying notes are an integral part of these Financial Statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Cash Flows from Operating Activities:
Net income (loss)	$ (16.9) $	(177.0) $	152.1
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(126.9)	(137.6)	(159.1)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	1,994.4	646.9	(1,366.2)
Net accretion/amortization of discount/premium	44.2	50.1	65.7
Future policy benefits, claims reserves and interest credited	290.3	575.8	1,461.6
Deferred income tax expense (benefit)	(1.9)	(66.5)	64.5
Net realized capital (gains) losses	2,215.8	1,374.1	957.0
Employee share-based payments	0.1	33.9	5.9
Change in:
Accrued investment income	(11.6)	24.6	0.1
Reinsurance recoverable	66.3	(37.8)	(728.1)
Other receivables and asset accruals	(11.3)	0.4	44.5
Other reinsurance asset	28.2	21.5	(0.5)
Due to/from affiliates	—	261.7	(262.1)
Income tax recoverable	(45.2)	226.6	(283.2)
Other payables and accruals	(367.3)	(1,393.8)	1,909.7
Other, net	(50.4)	12.8	(10.7)
Net cash provided by operating activities	4,007.8	1,415.7	1,851.2

The accompanying notes are an integral part of these Financial Statements.

C-8

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
For the Years Ended December 31, 2013, 2012 and 2011
(In millions)
	Year Ended December 31,
	2013	2012	2011
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$ 6,647.7	$ 6,606.1	$ 5,400.7
Equity securities, available-for-sale	9.0	2.7	38.8
Mortgage loans on real estate	646.6	687.2	678.4
Limited partnerships/corporations	94.8	153.3	38.9
Acquisition of:
Fixed maturities	(8,771.0)	(4,757.0)	(5,483.6)
Equity securities, available-for-sale	(0.6)	(2.6)	(5.7)
Mortgage loans on real estate	(648.9)	(384.7)	(853.6)
Limited partnerships/corporations	(12.1)	(25.9)	(39.4)
Derivatives, net	(2,067.1)	(1,232.4)	(511.9)
Short-term investments, net	2,119.6	(285.7)	(1,458.0)
Loan-Dutch State obligation, net	—	651.5	185.7
Policy loans, net	6.9	10.2	10.1
Collateral (delivered) received, net	(719.1)	(54.5)	763.2
Other investments, net	22.0	—	—
Other, net	—	(0.1)	(1.3)
Net cash (used in) provided by investing activities	(2,672.2)	1,368.1	(1,237.7)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 7,432.8	$ 6,651.8	$ 6,363.2
Maturities and withdrawals from investment contracts	(8,868.9)	(9,638.8)	(7,170.1)
Reinsurance recoverable on investment contracts	432.9	91.7	(81.4)
Return of capital distribution	(230.0)	(250.0)	—
Short-term loans to affiliates, net	—	535.9	280.5
Capital contribution from parent	—	—	44.0
Net cash used in financing activities	(1,233.2)	(2,609.4)	(563.8)
Net increase in cash and cash equivalents	102.4	174.4	49.7
Cash and cash equivalents, beginning of year	295.6	121.2	71.5
Cash and cash equivalents, end of year	$ 398.0	$ 295.6	$ 121.2
Supplemental cash flow information:
Income taxes paid, net	$ 232.5	$ 40.0	$ 87.1
Interest paid	28.2	28.2	28.8

The accompanying notes are an integral part of these Financial Statements.

C-9

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

ING USA Annuity and Life Insurance Company ("ING USA" or "the Company") is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USAis authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

In 2009, ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with
American Depository Shares listed on the New York Stock Exchange, announced the anticipated separation of its global banking and insurance businesses, including the divestiture of ING U.S., Inc., which together with its subsidiaries, including the Company, constituted ING's U.S.-based retirement, investment management and insurance operations. On May 2, 2013, the common stock of ING U.S., Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013,
ING U.S., Inc. completed its initial public offering of common stock, including the issuance and sale by ING U.S., Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of ING U.S., Inc., of 44,201,773 shares of outstanding common stock of ING U.S., Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of ING
U.S., Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of ING U.S., Inc. in a registered public offering, reducing ING Group's ownership of ING U.S., Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of ING U.S., Inc. in a registered public offering. On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and ING U.S., Inc., ING
U.S., Inc. acquired 7,255,853 shares of its common stock from ING Group (the "Direct Share Buyback") (the offering and the
Direct Share Buyback collectively, the "Transactions"). Upon completion of the Transactions, ING Group's ownership of ING
U.S., Inc. was reduced to approximately 43%.

ING USAis a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "the Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc.

On April 11, 2013, ING U.S., Inc. announced plans to rebrand as Voya Financial, and in January 2014, ING U.S., Inc. announced additional details regarding the operational and legal work associated with the rebranding. Based on current expectations, ING
U.S., Inc. will change its legal name to Voya Financial, Inc. in April 2014; and in May 2014 its Investment Management and
Employee Benefits businesses will begin using the Voya Financial brand. In September 2014, ING U.S.’s remaining businesses will begin using the Voya Financial brand and all remaining ING U.S. legal entities that currently have names incorporating the
“ING” brand, including the Company, will change their names to reflect the Voya brand. ING U.S., Inc. anticipates that the process of changing all marketing materials, operating materials and legal entity names containing the word “ING” or “Lion” to the new brand name will take approximately 24 months.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products in March of 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in ING USA variable annuities as add-on premiums to existing contracts. The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

C-10

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial
Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-
for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss)
("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

C-11

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired
(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The
Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

TheCompanyrecordsanallowanceforprobablelossesincurredonnon-impairedloansonanaggregatebasis,ratherthanspecifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

C-12

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The
Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors; the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments

The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.
In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based

C-13

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.
  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount
(or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.
Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

C-14

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the
Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).
  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance
Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized immediately in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-
term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. Embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

C-15

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness.
Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance
("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC,
VOBA and DSI estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists.
If DAC, VOBA or DSI are not deemed recoverable from future gross profits, changes will be applied against the DAC, VOBA or
DSI balances before an additional reserve is established.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

C-16

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products.
One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean").
The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

For the years ended December 31, 2013, 2012 and 2011, the Company capitalized $27.4, $29.8 and $32.2, respectively, of sales inducements. For the years ended December 31, 2013, 2012 and 2011, the Company amortized $(472.0), $(303.1) and $461.8, respectively, of DSI.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Reserves also include estimates of unpaid claims, as well as claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the
Company's reserve levels and related results of operations.

Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums.Assumptions as to interest rates, mortality, expenses, and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.5% to 6.3%.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments.
Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0%
to 7.5%.

C-17

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

  Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
  Account balances for universal life-type contracts, including VUL and indexed universal life contracts, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.
  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to
  8.0% for the years 2013, 2012 and 2011. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.
  For fixed-indexed annuity contracts ("FIAs"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid up guarantees are recorded in Future policy benefits and contract owner account balances on the
Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes a provision for UL contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits
("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500
Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account

C-18

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

value). Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance
Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/
policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, for which the Company did not seek hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWBs"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in
Future policy benefits and contract owner account balances, with changes in estimated fair value, along with attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBLcontracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The GMAB, GMWB, GMWBL and FIA embedded derivative liabilities include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

C-19

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
  Investments are directed by the contract owner or participant; and
  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations. The
Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets and are recognized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities and payout contracts without life contingencies and FIAs contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income

C-20

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from ING U.S.,
Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control.
Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the
Company considers many factors, including:

  The nature and character of the deferred tax assets and liabilities;
  Taxable income in prior carryback years;
  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;
  Projected future reversals of existing temporary differences;
  The length of time carryforwards can be utilized;
  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;
  The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and
  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changesor future events,such as changes in tax legislation,completionof tax audits, planning opportunitiesand expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the
Company as direct insurer of the risks reinsured.

C-21

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts.
Ceded future policy benefits and contract owner liabilities are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipatedexperiencecomparedtotheassumptionsusedtoestablishassetsandliabilitiesrelatingtocededandassumedreinsurance.
The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s
Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The combined coinsurance and coinsurance funds withheld reinsurance agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance
Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, fixed annuities and UL policies with respect to SLD and variable annuities with respect to SLDI. The outstanding recoverable balances may fluctuate from period to period. SLDI redomesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 12.7% of the Company's ordinary life insurance in force and 28.7% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $9.1, $9.8 and $11.1, were incurred during the years ended December 31, 2013, 2012 and 2011, respectively.

C-22

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Derivatives and Hedging
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-10,
"Derivatives and Hedging (Accounting Standards Codification ("ASC")Topic 815): Inclusion of the Fed Funds Effective Swap
Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits an entity to use the Fed Funds Effective Swap Rate ("OIS") to be used as a U.S. benchmark interest rate for hedge accounting purposes. In addition, the guidance removes the restriction on using different benchmark rates for similar hedges.

The provisions of ASU 2013-10 were adopted by the Company on July 17, 2013 for qualifying new or redesigned hedges entered into on or after that date. The adoption had no effect on the Company’s financial condition, results of operations or cash flows.

Deferred Policy Acquisition Costs

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts
In October 2010, the FASB issuedASU 2010-26, “Financial Services - Insurance (ASCTopic 944):Accounting for CostsAssociated
with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing
ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $419.8, net of income taxes of
$226.0, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized an $8.0 increase to
AOCI.

Presentation and Disclosure

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and
Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (ASC Topic 210): Clarifying the Scope of Disclosures about
Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted
forinaccordancewithASUTopic815,DerivativesandHedging,includingbifurcatedembeddedderivatives,repurchaseagreements

C-23

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 were adopted retrospectively by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-11 and ASU 2013-01 are included in "Note 3. Derivative Financial
Instruments."

Disclosures about Amounts Reclassified out of Accumulated Other Comprehensive Income
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified
Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S.
GAAP to be reclassified to net income, in its entirety in the same reporting period. For other amounts that are not required under
U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 were adopted by the Company on January 1, 2013. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2013-02, including comparative period disclosures, are included in "Note 10. Accumulated Other Comprehensive
Income (Loss)."

Future Adoption of Accounting Pronouncements

Income Taxes
In July 2013, the FASB issued ASU 2013-11, "Income Taxes (ASC Topic 740): Presentation of an Unrecognized Tax Benefit When
a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

  An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,
  An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.
  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 are effective for years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. The Company does not expect
ASU 2013-11 to have an impact on its financial condition, results of operations or cash flows, as the guidance is consistent with that currently applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several
Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-
obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

C-24

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2013-04 are effective for years, and interim periods within those years, beginning after December 15, 2013.
The amendments should be applied retrospectively for those obligations resulting from joint and several liability arrangements that exist at the beginning of an entity's year of adoption. The Company does not expect ASU 2013-04 to have an impact on its financial condition, results of operations or cash flows, as the Company does not have any fixed obligations under joint and several liable arrangements as of December 31, 2013.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (Topic 720): Fees Paid to the Federal Government by Health
Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the
Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. The Company does not expect ASU 2011-06 to have an impact on its financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

C-25

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2) Fair Value OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,880.9	$ 19.8	$ 43.9	$ —	$ 1,856.8	$ —
U.S. Government agencies and
authorities	102.5	0.3	0.5	—	102.3	—
State, municipalities and political
subdivisions	50.1	2.1	0.9	—	51.3	—
U.S. corporate securities	10,292.8	522.7	178.4	—	10,637.1	6.1

Foreign securities:(1)
Government	404.8	14.5	16.7	—	402.6	—
Other	4,753.5	276.4	37.8	—	4,992.1	—
Total foreign securities	5,158.3	290.9	54.5	—	5,394.7	—

Residential mortgage-backed
securities:
Agency	1,740.3	99.0	25.7	20.2	1,833.8	—
Non-Agency	363.0	51.9	5.3	8.7	418.3	40.8
Total Residential mortgage-backed
securities	2,103.3	150.9	31.0	28.9	2,252.1	40.8

Commercial mortgage-backed
securities	1,471.3	145.1	1.1	—	1,615.3	—
Other asset-backed securities	534.5	19.1	13.1	—	540.5	0.7
Total fixed maturities, including
securities pledged	21,593.7	1,150.9	323.4	28.9	22,450.1	47.6
Less: Securities pledged	964.1	1.8	6.7	—	959.2	—
Total fixed maturities	20,629.6	1,149.1	316.7	28.9	21,490.9	47.6
Equity securities	3.8	2.6	0.3	—	6.1	—
Total fixed maturities and equity
securities investments	$ 20,633.4	$ 1,151.7	$ 317.0	$ 28.9	$ 21,497.0	$ 47.6

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-26

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2012:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)
Fixed maturities:
U.S. Treasuries	$ 1,218.9	$ 92.6	$ —	$ —	$ 1,311.5	$ —
U.S. Government agencies and
authorities	19.3	4.4	—	—	23.7	—
State, municipalities and political
subdivisions	80.1	9.9	—	—	90.0	—
U.S. corporate securities	9,511.8	1,039.6	13.9	—	10,537.5	6.5

Foreign securities:(1)
Government	404.7	41.4	2.7	—	443.4	—
Other	4,473.1	469.9	19.8	—	4,923.2	—
Total foreign securities	4,877.8	511.3	22.5	—	5,366.6	—

Residential mortgage-backed securities
Agency	1,072.4	144.9	4.6	39.4	1,252.1	—
Non-Agency	544.7	68.4	26.8	15.3	601.6	58.5
Total Residential mortgage-backed
securities	1,617.1	213.3	31.4	54.7	1,853.7	58.5

Commercial mortgage-backed
securities	1,565.4	201.2	3.0	—	1,763.6	—
Other asset-backed securities	681.6	26.5	23.5	(3.9)	680.7	0.3
Total fixed maturities, including
securities pledged	19,572.0	2,098.8	94.3	50.8	21,627.3	65.3
Less: Securities pledged	684.7	29.8	0.5	—	714.0	—
Total fixed maturities	18,887.3	2,069.0	93.8	50.8	20,913.3	65.3
Equity securities	26.4	3.6	0.2	—	29.8	—
Total fixed maturities and equity
securities investments	$ 18,913.7	$ 2,072.6	$ 94.0	$ 50.8	$ 20,943.1	$ 65.3

(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-27

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2013, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.
MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 797.6	$ 808.3
After one year through five years	4,719.8	4,978.8
After five years through ten years	7,966.4	8,039.9
After ten years	4,000.8	4,215.2
Mortgage-backed securities	3,574.6	3,867.4
Other asset-backed securities	534.5	540.5
Fixed maturities, including securities pledged	$ 21,593.7	$ 22,450.1

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2013 and 2012, the Company did not have any investments in a single issuer, other than obligations of the
U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
		Unrealized Unrealized
	Amortized	Capital	Capital
	Cost	Gains	Losses	Fair Value
December 31, 2013
Communications	$ 1,028.7	$ 76.3	$ 10.0	$ 1,095.0
Financial	1,862.1	144.4	20.8	1,985.7
Industrial and other companies	9,050.1	417.1	139.0	9,328.2
Utilities	2,659.0	140.0	39.5	2,759.5
Transportation	446.4	21.3	6.9	460.8
Total	$ 15,046.3	$ 799.1	$ 216.2	$ 15,629.2

December 31, 2012
Communications	$ 991.8	$ 138.8	$ 0.5	$ 1,130.1
Financial	1,669.5	179.0	17.6	1,830.9
Industrial and other companies	8,393.6	839.0	5.5	9,227.1
Utilities	2,573.6	310.8	9.9	2,874.5
Transportation	356.4	41.9	0.2	398.1
Total	$ 13,984.9	$ 1,509.5	$ 33.7	$ 15,460.7

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-28

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI, and presented net of related changes in DAC, VOBA, and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the
Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2013 and 2012, approximately 33.4%
and 32.9%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs, that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2013 and 2012, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2013 and 2012, the fair value of loaned securities was $128.5 and $134.7, respectively, and is included in
Securities pledged on the Balance Sheets. As of December 31, 2013 and 2012, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $132.4 and $138.9, respectively, and recorded in Short-term investments under securities loan agreement, including collateral delivered on the Balance Sheets. As of December 31, 2013 and 2012, liabilities to return collateral of $132.4 and $138.9, respectively, were included in Payables under securities loan agreement, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs.
The Company provided no non-contractual financial support and its carrying value represents the Company's exposure to loss.
The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $2.5 and $4.0 as of December 31,
2013 and 2012, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payments of the notes in the event of any default of payment due.
No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-
upon sales price as of June 30, 2012.

C-29

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities'
economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS andABS entities in which it holds investments. These investments are accounted for as investments available-
for-sale as described in "Note 1. Business, Basis of Presentation and Significant Accounting Policies," and unrealized capital gains
(losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

				More Than Six
				Months and Twelve		More Than Twelve
	Six Months or Less			Months or Less Below		Months Below
	Below Amortized Cost			Amortized Cost		Amortized Cost				Total

		Unrealized			Unrealized		Unrealized
	Fair	Capital		Fair	Capital	Fair	Capital		Fair	Unrealized
	Value	Losses		Value	Losses	Value	Losses		Value	Capital Losses

U.S. Treasuries	$ 807.0	$ 12.7		$ 729.3	$ 31.2	$ —	$ —		$1,536.3	$ 43.9

U.S. Government
agencies and
authorities	9.5	—	*	49.2	0.5	—	—		58.7	0.5
U.S. corporate,
state and
municipalities	1,211.0	25.4		2,022.2	134.1	206.6	19.8		3,439.8	179.3

Foreign	340.9	5.3		639.9	43.8	40.9	5.4		1,021.7	54.5

Residential
mortgage-backed	376.1	3.2		570.6	19.2	130.1	8.6		1,076.8	31.0

Commercial
mortgage-backed	78.6	1.1		—	—	1.2	—	*	79.8	1.1
Other asset-backed	51.9	0.3		12.1	0.2	117.8	12.6		181.8	13.1

Total	$2,875.0	$ 48.0		$4,023.3	$ 229.0	$ 496.6	$ 46.4		$7,394.9	$ 323.4

*	Less than $0.1.

C-30

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012:

				More Than Six
				Months and Twelve		More Than Twelve
	Six Months or Less			Months or Less Below		Months Below
	Below Amortized Cost			Amortized Cost		Amortized Cost			Total

		Unrealized			Unrealized		Unrealized
	Fair	Capital		Fair	Capital	Fair	Capital	Fair	Unrealized
	Value	Losses		Value	Losses	Value	Losses	Value	Capital Losses

U.S. Treasuries	$ —	$ —		$ —	$ —	$ —	$ —	$ —	$ —

U.S. Government
agencies and
authorities	—	—		—	—	—	—	—	—

U.S. corporate,
state and
municipalities	237.3	2.9		40.1	0.6	94.0	10.4	371.4	13.9

Foreign	33.3	3.1		23.9	1.8	158.1	17.6	215.3	22.5

Residential
mortgage-backed	116.3	2.2		10.9	0.1	181.6	29.1	308.8	31.4

Commercial
mortgage-backed	4.8	—	*	11.2	1.2	15.8	1.8	31.8	3.0

Other asset-backed	0.1	—	*	—	—	152.8	23.5	152.9	23.5
Total	$ 391.8	$ 8.2		$ 86.1	$ 3.7	$ 602.3	$ 82.4	$1,080.2	$ 94.3
* Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 91.5%
and 87.9% of the average book value as of December 31, 2013 and 2012, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
Six months or less below amortized cost	$ 2,990.4	$ 7.5	$ 58.7	$ 1.8	334	6
More than six months and twelve months
or less below amortized cost	4,264.7	25.8	226.0	6.7	474	6
More than twelve months below
amortized cost	419.6	10.3	27.4	2.8	122	9
Total	$ 7,674.7	$ 43.6	$ 312.1	$ 11.3	930	21

December 31, 2012
Six months or less below amortized cost	$ 553.1	$ 27.3	$ 22.8	$ 6.5	116	13
More than six months and twelve months
or less below amortized cost	151.9	2.9	7.9	1.0	35	3
More than twelve months below
amortized cost	290.1	149.2	10.0	46.1	83	55
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

C-31

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2013
U.S. Treasuries	$ 1,580.2	$ —	$ 43.9	$ —	15	—
U.S. Government agencies and authorities	59.2	—	0.5	—	3	—
U.S. corporate, state and municipalities	3,604.2	14.9	175.5	3.8	479	1
Foreign	1,067.8	8.4	52.5	2.0	185	3
Residential mortgage-backed	1,103.4	4.4	29.9	1.1	187	10
Commercial mortgage-backed	80.9	—	1.1	—	14	—
Other asset-backed	179.0	15.9	8.7	4.4	47	7
Total	$ 7,674.7	$ 43.6	$ 312.1	$ 11.3	930	21

December 31, 2012
U.S. Treasuries	$ —	$ —	$ —	$ —	—	—
U.S. Government agencies and authorities	—	—	—	—	—	—
U.S. corporate, state and municipalities	370.3	15.0	7.5	6.4	50	1
Foreign	187.8	50.0	7.6	14.9	20	10
Residential mortgage-backed	277.3	62.9	13.3	18.1	112	43
Commercial mortgage-backed	33.2	1.6	2.5	0.5	12	1
Other asset-backed	126.5	49.9	9.8	13.7	40	16
Total	$ 995.1	$ 179.4	$ 40.7	$ 53.6	234	71

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis, and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-ARMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the

C-32

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-
modification recovery assessment. As of December 31, 2013, the Company had no new private placement troubled debt restructuringsandhad20newcommercialmortgageloantroubleddebtrestructuringswithapre-modificationandpost-modification carrying value of $24.6. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2013, these loans have repaid $1.2 in principal. As of December 31, 2012, the Company did not have any new private placement or commercial mortgage loan troubled debt restructurings.

As of December 31, 2013 and 2012, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate.
Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:
	December 31,
	2013	2012
Commercial mortgage loans	$ 2,838.4	$ 2,836.2
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$ 2,837.3	$ 2,835.0

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	Year Ended December 31,
	2013	2012
Collective valuation allowance for losses, balance at January 1	$ 1.2	$ 1.5
Addition to / (reduction of) allowance for losses	(0.1)	(0.3)
Collective valuation allowance for losses, end of period	$ 1.1	$ 1.2

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2013 and 2012.

C-33

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31,
	2013	2012
Impaired loans with allowances for losses	$ —	$ —
Interest income recognized on impaired loans, on an accrual basis	—	—
Impaired loans without allowances for losses	23.4	—
Subtotal	23.4	—
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 23.4	$ —
Unpaid principal balance of impaired loans	$ 23.4	$ —

The following table presents information on restructured loans as of the dates indicated:
	December 31,
	2013	2012
Troubled debt restructured loans	$ 23.4	$ —

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2013		2012	2011
Impaired loans, average investment during the period (amortized cost) (1)	$ 11.7 $		— $		8.3
Interest income recognized on impaired loans, on an accrual basis (1)		0.7	—		—
Interest income recognized on impaired loans, on a cash basis (1)		0.7	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		0.7	—		—
(1) Includes amounts for Troubled debt restructured loans.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2013 and 2012. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2013 and 2012.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Loan-to-Value Ratio:
0% - 50%	$ 499.8	$ 658.9
50% - 60%	761.3	848.0
60% - 70%	1,458.1	1,169.4
70% - 80%	112.6	149.4
80% and above	6.6	10.5
Total Commercial mortgage loans	$ 2,838.4	$ 2,836.2
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of the dates indicated:
	December 31,
	2013(1)	2012(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,003.2	$ 1,970.9
1.25x - 1.5x	468.5	464.8
1.0x - 1.25x	240.2	259.2
Less than 1.0x	126.5	141.3
Commercial mortgage loans secured by land or construction loans	—	* —
Total Commercial mortgage loans	$ 2,838.4	$ 2,836.2

*	Less than $0.1.
(1)	Balances do not include allowance for mortgage loan credit losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

		December 31,
	2013(1)		2012(1)
	Gross		Gross
	Carrying Value	% of Total	Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 682.8	24.1%	$ 622.7	22.1%
South Atlantic	560.9	19.8%	528.3	18.6%
West South Central	377.2	13.3%	373.7	13.2%
East North Central	337.6	11.9%	347.2	12.2%
Middle Atlantic	334.0	11.8%	338.9	11.9%
Mountain	282.1	9.9%	338.2	11.9%
West North Central	131.4	4.6%	135.8	4.8%
New England	71.9	2.5%	77.5	2.7%
East South Central	60.5	2.1%	73.9	2.6%
Total Commercial mortgage loans	$ 2,838.4	100.0%	$ 2,836.2	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

C-35

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		December 31,
	2013(1)		2012(1)
	Gross		Gross
Carrying Value		% of Total	Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$ 998.3	35.2%	$ 1,159.2	41.0%
Retail	800.2	28.2%	711.8	25.0%
Apartments	412.4	14.5%	366.8	12.9%
Office	388.3	13.7%	427.4	15.1%
Hotel/Motel	99.1	3.5%	69.0	2.4%
Mixed Use	53.7	1.9%	16.6	0.6%
Other	86.4	3.0%	85.4	3.0%
Total Commercial mortgage loans	$ 2,838.4	100.0%	$ 2,836.2	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:
			December 31,
			2013(1)	2012(1)
Year of Origination:
2013		$ 641.3 $		—
2012			307.5	314.3
2011			748.4	795.4
2010			170.8	184.8
2009			45.6	65.9
2008			128.5	253.8
2007 and prior			796.3	1,222.0
Total Commercial mortgage loans		$ 2,838.4 $		2,836.2
(1) Balances do not include allowance for mortgage loan credit losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2013		2012		2011
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 6.0	3	$ 9.5	17
Foreign(1)	1.4	1	0.7	3	27.2	52
Residential mortgage-backed	7.5	57	9.7	55	12.3	65
Commercial mortgage-backed	0.3	2	1.7	1	49.7	14
Other asset-backed	1.1	3	0.4	3	74.8	60
Mortgage loans on real estate	—	—	—	—	6.9	5
Total	$ 10.3	63	$ 18.5	65	$ 180.4	213
(1) Primarily U.S. dollar denominated.

The above tables include $6.4, $14.7 and $27.6 related to credit impairments for the years ended December 31, 2013, 2012 and
2011, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining
$3.9, $3.8 and $152.8, for the years ended December 31, 2013, 2012 and 2011, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

			Year Ended December 31,
	2013		2012			2011
		No. of			No. of		No. of
	Impairment	Securities	Impairment		Securities	Impairment	Securities
U.S. corporate	$ —	—	$ 0.5		1	$ 9.5	16
Foreign(1)	—	—	0.7		3	24.1	48
Residential mortgage-backed	3.6	12	0.9		6	1.8	8
Commercial mortgage-backed	0.3	2	1.7		1	45.5	14
Other asset-backed	—	—	—	*	1	71.9	59
Total	$ 3.9	14	$ 3.8		12	$ 152.8	145

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the
Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Balance at January 1	$ 47.9	$ 64.1	$ 118.2
Additional credit impairments:
On securities not previously impaired	0.5	4.8	5.0
On securities previously impaired	3.8	6.8	6.7
Reductions:
Securities intent impaired	—	—	(3.4)
Securities sold, matured, prepaid or paid down	(10.1)	(27.8)	(62.4)
Balance at December 31	$ 42.1	$ 47.9	$ 64.1

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities	$ 1,075.8	$ 1,137.9	$ 1,242.5
Equity securities, available-for-sale	3.6	4.0	3.7
Mortgage loans on real estate	152.9	166.3	174.9
Policy loans	5.7	5.7	6.6
Short-term investments and cash equivalents	0.4	0.2	2.0
Other	79.7	(1) 23.7	38.4
Gross investment income	1,318.1	1,337.8	1,468.1
Less: investment expenses	50.9	52.3	58.8
Net investment income	$ 1,267.2	$ 1,285.5	$ 1,409.3

(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2013 and 2012, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-38

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:
	Year Ended December 31,
	2013	2012	2011
Fixed maturities, available-for-sale, including securities pledged	$ (11.4)	$ 138.0	$ 33.7
Fixed maturities, at fair value option	(89.0)	(57.7)	(34.4)
Equity securities, available-for-sale	—	(0.2)	(0.2)
Derivatives	(3,050.2)	(1,654.0)	744.4
Embedded derivatives - fixed maturities	(24.3)	(4.2)	4.3
Embedded derivatives - product guarantees	961.7	202.9	(1,699.1)
Other investments	(2.6)	1.1	(5.7)
Net realized capital gains (losses)	$ (2,215.8)	$ (1,374.1)	$ (957.0)

After-tax net realized capital gains (losses)	$ (1,440.3)	$ (932.8)	$ (513.1)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
		2013	2012	2011
Proceeds on sales		$ 4,548.9 $	4,652.0 $	3,821.9
Gross gains		41.6	177.8	238.0
Gross losses		27.0	14.3	33.7

3.	Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The
Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually.
The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to

C-39

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The
Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements.
The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate, and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed living benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The
Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits. An increase in the equity volatility results in a higher valuations of such liabilities.
In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/
spreads. In addition, the Company has entered into a coinsurance with a funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives for certain fixed maturity instruments, certain annuity products and coinsurance with funds withheld arrangements are reported with the host contract in investments, in Future policy benefits and contract owner account balances, Deposit and reinsurance recoverable (assumed reinsurance) or Funds held under reinsurance treaties with affiliates (ceded reinsurance), respectively, on the Balance Sheets. Changes in the fair value of embedded derivatives within fixed maturity investments and within annuity products are recorded in Other net realized capital gains (losses) in the Statements of Operations. Changes in fair value of embedded derivatives with reinsurance agreements are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-40

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

			December 31,
		2013			2012
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for
hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$ 7.7	$ —	$ 0.1 $	—	$ —	$ —
Foreign exchange contracts	57.1	1.8	0.7	—	—	—
Fair value hedges:
Interest rate contracts	365.6	4.8	9.7	—	—	—
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	26,485.1	193.0	651.4	31,588.1	1,283.5	539.5
Foreign exchange contracts	903.8	7.2	17.8	1,508.7	10.4	27.4
Equity contracts	11,304.7	131.0	52.2	14,482.7	86.4	231.7
Credit contracts	220.0	4.6	—	155.5	1.0	—
Embedded derivatives:
Within fixed maturity
investments	N/A	28.9	—	N/A	50.8	—
Within annuity products	N/A	—	2,594.5	N/A	—	3,397.8
Within reinsurance agreements	N/A	(8.4)	(38.0)	N/A	19.6	301.3
Total		$ 362.9	$ 3,288.4		$ 1,451.7	$ 4,497.7

N/A - Not Applicable
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify as part of a hedging relationship as of December 31, 2013 and 2012. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments which do not qualify as effective accounting hedges under ASC Topic 815.

C-41

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of OTC and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

		December 31, 2013
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 220.0	$ 4.6	$ —
Equity contracts	4,225.3	129.1	31.7
Foreign exchange contracts	960.9	9.0	18.5
Interest rate contracts	26,858.5	197.8	661.2
		340.5	711.4
Counterparty netting(1)		(283.5)	(283.5)
Cash collateral netting(1)		(37.4)	—
Securities collateral netting(1)		(8.8)	(350.0)
Net receivables/payables		$ 10.8	$ 77.9

(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

		December 31, 2012
	Notional Amount	Assets Fair Value	Liability Fair Value
Credit contracts	$ 155.5	$ 1.0	$ —
Equity contracts	3,739.8	62.5	19.1
Foreign exchange contracts	1,508.7	10.4	27.4
Interest rate contracts	31,588.1	1,283.5	539.5
		1,357.4	586.0
Counterparty netting(1)		(548.3)	(548.3)
Cash collateral netting(1)		(730.4)	—
Securities collateral netting(1)		(42.3)	(8.1)
Net receivables/payables		$ 36.4	$ 29.6

(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting rules.

Collateral

Under the terms of the Company's Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc.
("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2013, the Company
held $35.2 and $12.3 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2012, the Company held $766.7 of net cash collateral related to OTC derivative contracts. In addition, as of
December 31, 2013 and 2012, the Company delivered securities as collateral of $830.7 and $579.3, respectively.

C-42

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$ — * $	— $	—
Foreign exchange contracts	0.2	—	—
Fair value hedges:
Interest rate contracts	15.6	—	—
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	(920.0)	121.6	1,300.8
Foreign exchange contracts	53.6	2.4	(5.8)
Equity contracts	(2,204.2)	(1,779.3)	(548.2)
Credit contracts	4.6	1.3	(2.4)
Embedded derivatives:
Within fixed maturity investments(2)	(24.3)	(4.2)	4.3
Within annuity products(2)	961.7	202.9	(1,699.1)
Within reinsurance agreements(3)	311.3	50.9	(251.8)
Total	$ (1,801.5) $	(1,404.4) $	(1,202.2)

*	Less than $0.1.
(1)	Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2013, 2012 and 2011, ineffective amounts were immaterial.
(2)	Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3)	Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the
Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. The Company has ISDA agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2013 and 2012, the fair value of credit default swaps of $4.6 and $1.0, respectively, were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Balance Sheets. As of December 31, 2013 and 2012, the maximum potential future exposure to the Company was $220.0 and $155.5, respectively, on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4. Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to the Fair Value Measurements and disclosures of the ASC Topic 820. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based

C-43

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)	Quoted prices for similar assets or liabilities in active markets;
b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions
that	are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-44

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3		Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,847.4	$ 9.4	$ —		$ 1,856.8
U.S Government agencies and authorities	—	98.1	4.2		102.3
U.S. corporate, state and municipalities	—	10,598.0	90.4		10,688.4
Foreign(1)	—	5,370.1	24.6		5,394.7
Residential mortgage-backed securities	—	2,224.5	27.6		2,252.1
Commercial mortgage-backed securities	—	1,615.3	—		1,615.3
Other asset-backed securities	—	518.5	22.0		540.5
Total fixed maturities, including securities pledged	1,847.4	20,433.9	168.8		22,450.1
Equity securities, available-for-sale	6.1	—	—	*	6.1
Derivatives:
Interest rate contracts	—	197.8	—		197.8
Foreign exchange contracts	—	9.0	—		9.0
Equity contracts	1.9	72.1	57.0		131.0
Credit contracts	—	4.6	—		4.6
Embedded derivative on reinsurance	—	(8.4)	—		(8.4)
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,123.6	5.0	—		1,128.6
Assets held in separate accounts	42,008.3	—	—		42,008.3
Total assets	$ 44,987.3	$ 20,714.0	$ 225.8		$ 65,927.1

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,693.5		$ 1,693.5
GMAB / GMWB / GMWBL(2)	—	—	901.0		901.0
Derivatives:
Interest rate contracts	—	661.2	—		661.2
Foreign exchange contracts	—	18.5	—		18.5
Equity contracts	20.5	31.7	—		52.2
Embedded derivative on reinsurance	—	(38.0)	—		(38.0)
Total liabilities	$ 20.5	$ 673.4	$ 2,594.5		$ 3,288.4

*	Less than $0.1.
(1)	Primarily U.S. dollar denominated
(2)	Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payout ("GMWBL").

C-45

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 1,303.7	$ 7.8	$ —	$ 1,311.5
U.S Government agencies and authorities	—	23.7	—	23.7
U.S. corporate, state and municipalities	—	10,513.9	113.6	10,627.5
Foreign(1)	—	5,345.7	20.9	5,366.6
Residential mortgage-backed securities	—	1,829.5	24.2	1,853.7
Commercial mortgage-backed securities	—	1,763.6	—	1,763.6
Other asset-backed securities	—	602.5	78.2	680.7
Total fixed maturities, including securities pledged	1,303.7	20,086.7	236.9	21,627.3
Equity securities, available-for-sale	14.0	—	15.8	29.8
Derivatives:
Interest rate contracts	—	1,283.5	—	1,283.5
Foreign exchange contracts	—	10.4	—	10.4
Equity contracts	23.9	50.8	11.7	86.4
Credit contracts	—	1.0	—	1.0
Embedded derivative on reinsurance	—	19.6	—	19.6
Cash and cash equivalents, short-term investments and short-term
investments under securities loan agreements	3,115.0	6.1	—	3,121.1
Assets held in separate accounts	39,799.1	—	—	39,799.1
Total assets	$ 44,255.7	$ 21,458.1	$ 264.4	$ 65,978.2

Liabilities:
Annuity product guarantees:
FIA	$ —	$ —	$ 1,393.8	$ 1,393.8
GMAB / GMWB / GMWBL(2)	—	—	2,004.0	2,004.0
Derivatives:
Interest rate contracts	0.4	539.1	—	539.5
Foreign exchange contracts	—	27.4	—	27.4
Equity contracts	212.6	19.1	—	231.7
Embedded derivative on reinsurance	—	301.3	—	301.3
Total liabilities	$ 213.0	$ 886.9	$ 3,397.8	$ 4,497.7

(1) Primarily U.S. dollar denominated
(2) Guaranteed minimum accumulation benefits ("GMAB"), Guaranteed minimum withdrawal benefits ("GMWB") and Guaranteed minimum withdrawal benefits with life payout ("GMWBL").

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company

C-46

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values formarketablebondswithoutanactivemarketareobtainedthroughseveralcommercialpricingserviceswhichprovidetheestimated
fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities,
CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.
Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of
December 31, 2013, $110.5 and $17.4 billion of a total fair value of $22.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-
based pricing. As of December 31, 2012, $157.7 and $16.3 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as
Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

C-47

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources.
For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the growth in the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level
3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment for nonperformance risk. Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company and applied to the risk-
free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of long-term debt on July 13, 2012, the Company changed its estimate of

C-48

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

nonperformance risk as of the beginning of the third quarter of 2012 to incorporate a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer
("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible
CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable and funds withheld by ceding companies receivable under the combined coinsurance and coinsurance funds withheld reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2013 and 2012. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limitedtoliquidityspreadsforinvestmentswithinmarketsdeemednotcurrentlyactive. Thesevaluations,whetherderivedinternally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

		Total Realized/
		Unrealized												Change In
		Gains (Losses)												Unrealized
	Fair	Included in:										Fair Value		Gains
	Value								Transfers		Transfers	as of		(Losses)
	as of	Net								in to	out of	December		Included in
	January 1 Income		OCI	Purchases		Issuances	Sales	Settlements	Level 3(2)		Level 3(2)	31		Earnings (3)
Fixed maturities, including
securities pledged:
U.S. Government agencies
and authorities	$ —	$ —	$ —	$ 4.2		$ —	$ —	$ —	$ —		$ —	$ 4.2		$ —
U.S. corporate, state and
municipalities	113.6	(0.2)	(0.7)	—	*	—	—	(18.2)		0.7	(4.8)	90.4		(0.2)
Foreign	20.9	— *	(0.4)	13.1		—	(1.1)	(13.4)		5.5	— *	24.6		— *
Residential mortgage-backed
securities	24.2	(0.5)	(0.5)	15.3		—	(0.2)	—	*	—	(10.7)	27.6		(0.5)
Other asset-backed securities	78.2	6.4	(2.9)	—		—	(36.4)	(7.7)		—	(15.6)	22.0		2.3
Total fixed maturities, including
securities pledged	$ 236.9	$ 5.7	$ (4.5)	$ 32.6		$ —	$ (37.7)	$ (39.3)	$ 6.2		$ (31.1)	$ 168.8		$ 1.6

Equity securities, available-for-
sale	$ 15.8	$ (0.2)	$ (0.2)	$ —		$ —	$ —	$ —	* $	—	$ (15.4)	$ —	* $	—
Derivatives:
Annuity product guarantees:
FIA(1)	(1,393.8)	(275.7)	—	—		(108.2)	—	84.2		—	—	(1,693.5)		—
GMWB/GMAB/GMWBL(1)	(2,004.0)	1,237.4	—	—		(134.9)	—	0.5		—	—	(901.0)		—
Other derivatives, net:	11.7	98.4	—	20.7		—	—	(73.8)		—	—	57.0		28.1

*	Less than $0.1.
(1)	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract- by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2)	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-50

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

		Total Realized/
		Unrealized									Change In
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						in to	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(2)	Level 3(2)	31	Earnings (3)
Fixed maturities, including securities
pledged:
U.S. Government agencies and
authorities	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
U.S. corporate, state and
municipalities	124.5	0.6	(1.9)	—	—	—	(22.3)	36.3	(23.6)	113.6	0.6
Foreign	56.9	0.6	(0.5)	—	—	(4.0)	(5.6)	8.3	(34.8)	20.9	—
Residential mortgage-backed
securities	60.7	(0.8)	0.2	—	—	—	(1.0)	—	(34.9)	24.2	(0.8)
Other asset-backed securities	72.8	6.4	3.1	—	—	(16.6)	(4.4)	16.9	—	78.2	2.6
Total fixed maturities, including
securities pledged	$ 314.9	$ 6.8	$ 0.9	$ —	$ —	$ (20.6)	$ (33.3)	$ 61.5	$ (93.3)	$ 236.9	$ 2.4

Equity securities, available-for-sale	$ 16.3	$ (0.1)	$ (0.1)	$ 2.3	$ —	$ (2.4)	$ —	$ —	$ (0.2)	$ 15.8	$ —
Derivatives:
Annuity product guarantees:
FIA(1)	(1,282.2)	(173.7)	—	—	(81.2)	—	143.3	—	—	(1,393.8)	—
GMWB/GMAB/GMWBL(1)	(2,229.9)	376.6	—	—	(151.3)	—	0.6	—	—	(2,004.0)	—
Other derivatives, net	(4.4)	(0.9)	—	18.5	—	—	—	—	(1.5)	11.7	(6.7)

(1) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(2) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-51

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013 and 2012, the transfers in and out of Level 3 for fixed maturities, including securities pledged and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts are valued using observable inputs and were transferred from Level 3 to
Level 2 during the year ended December 31, 2012.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity / Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-33% to 62%		-33% to 62%		—
Interest Rates and Equity Funds	-30% to -14%		-30% to -14%		—
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 40%	(3)	0.08% to 31%	(3)	0% to 10%	(3)
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 30% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2013 (account value amounts are in $ billions).

		Account Values
				Average
		Out of the		Expected
Attained Age Group	In the Money	Money	Total	Delay (Years)
< 60	$ 2.1	$ 1.4	$ 3.5	5.4
60-69	5.0	2.5	7.5	1.3
70+	3.9	1.3	5.2	0.0 *
	$ 11.0	$ 5.2	$ 16.2	2.3

*	Less than 0.1.
(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2013 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	*	0.08% to 8.2%	$ 5.5	0.08% to 5.5%
	Out of the Money	—	*	0.41% to 12%	3.1	0.36% to 11%
After Surrender Charge Period
	In the Money**	—	*	2.5% to 21%	5.6	1.5% to 21%
	Out of the Money	0.1		12% to 31%	2.8	6.9% to 40%

*	Less than $0.1.
	**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."

C-53

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

(4) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

Range(1)
GMWB /
Unobservable Input	GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.1% to 19%		0.1% to 19%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-40% to 65%		-40% to 65%		—
Interest Rates and Equity Funds	-25% to -16%		-25% to -16%		—
Nonperformance risk	0.1% to 1.3%		0.1% to 1.3%		0.1% to 1.3%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		—
Lapses	0.08% to 32%	(3)	0.08% to 31%	(3)	0% to 10%
Mortality	—	(4)	—	(4)	—

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2)	Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 26% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2012 (account value amounts are in $ billions).

		Account Values
				Average
		Out of the		Expected Delay
Attained Age Group	In the Money	Money	Total	(Years)
< 60	$ 3.5	$ 0.3	$ 3.8	5.5
60-69	6.8	0.4	7.2	1.9
70+	4.2	0.1	4.3	0.2
	$ 14.5	$ 0.8	$ 15.3	2.8

(3)	Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2012 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$ —	*	0.08% to 8.2%	$ 8.5	0.08% to 5.8%
	Out of the Money	—	*	0.41% to 12%	0.9	0.35% to 12%
After Surrender Charge Period
	In the Money**	—	*	2.4% to 22%	6.1	1.5% to 17%
	Out of the Money	0.1		12% to 31%	0.6	6.9% to 32%

*	Less than $0.1.
	**	The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
	(4)	The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.

C-54

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

  An increase (decrease) in long-term equity implied volatility
  An increase (decrease) in interest rate implied volatility
  An increase (decrease) in equity-interest rate correlations
  A decrease (increase) in nonperformance risk
  A decrease (increase) in mortality
  An increase (decrease) in benefit utilization
  A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

  A decrease (increase) in nonperformance risk
  A decrease (increase) in lapses

The Company notes the following interrelationships:

  Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in- the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.
  Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

C-55

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

		December 31,
	2013		2012
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 22,450.1	$ 22,450.1	$ 21,627.3	$ 21,627.3
Equity securities, available-for-sale	6.1	6.1	29.8	29.8
Mortgage loans on real estate	2,837.3	2,867.0	2,835.0	2,924.7
Policy loans	94.9	94.9	101.8	101.8
Limited partnerships/corporations	133.2	133.2	166.9	166.9
Cash, cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,128.6	1,128.6	3,121.1	3,121.1
Derivatives	342.4	342.4	1,381.3	1,381.3
Other investments	56.2	56.2	80.7	80.7
Deposits from affiliates	747.2	807.7	901.7	984.4
Embedded derivative on reinsurance	(8.4)	(8.4)	19.6	19.6
Assets held in separate accounts	42,008.3	42,008.3	39,799.1	39,799.1
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	18,979.6	19,377.2	20,262.4	21,062.8
Funding agreements with fixed maturities and guaranteed
investment contracts	1,530.5	1,499.3	1,818.6	1,718.0
Supplementary contracts, immediate annuities and other	1,822.6	1,942.3	1,094.1	1,194.4
Annuity product guarantees:
FIA	1,693.5	1,693.5	1,393.8	1,393.8
GMAB/GMWB/GMWBL	901.0	901.0	2,004.0	2,004.0
Derivatives	731.9	731.9	798.6	798.6
Long-term debt	435.0	471.2	435.0	491.6
Embedded derivative on reinsurance	(38.0)	(38.0)	301.3	301.3

(1) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the
Company.

C-56

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair values for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as
Level 3.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-57

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated.
	DAC	VOBA	Total
Balance at January 1, 2011	$ 2,758.9	$ 66.5	$ 2,825.4
Deferrals of commissions and expenses	126.8	—	126.8
Amortization:
Amortization	742.6	(11.0)	731.6
Interest accrued(1)	169.1	3.7	172.8
Net amortization included in the Statements of Operations	911.7	(7.3)	904.4
Change in unrealized capital gains/losses on available-for-sale
securities	(470.9)	(13.1)	(484.0)
Balance at December 31, 2011	3,326.5	46.1	3,372.6
Deferrals of commissions and expenses	107.8	—	107.8
Amortization:
Amortization	(582.0)	(27.5)	(609.5)
Interest accrued(1)	262.7	3.1	265.8
Net amortization included in the Statements of Operations	(319.3)	(24.4)	(343.7)
Change in unrealized capital gains/losses on available-for-sale
securities	(146.8)	6.7	(140.1)
Balance at December 31, 2012	2,968.2	28.4	2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale
securities	742.0	14.4	756.4
Balance at December 31, 2013	$ 2,271.7	$ 58.6	$ 2,330.3

(1) Interest accrued at the following rates for VOBA: 1.0% to 6.0% during 2013, 3.0% to 7.0% during 2012 and 3.0% to 7.0% during 2011.
(2) Includes loss recognition for DAC and VOBA of $305.0 and $1.0, respectively.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2014	$ 9.1
2015		8.8
2016		8.1
2017		7.8
2018		8.1

C-58

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

6. Sales Inducements

During the year ended December 31, 2013, 2012 and 2011, the Company capitalized $27.4, $29.8 and $32.2, respectively, of sales inducements. During the years ended December 31, 2013, 2012 and 2011, the Company amortized $(472.0), $(303.1) and $461.8, respectively, of sales inducements. The unamortized balance of capitalized sales inducements was $482.2 and $741.6 as of
December 31, 2013 and 2012, respectively.

7. Guaranteed Benefit Features

While the Company ceased new sales of certain retail variable annuity products in 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii)
the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also offers optional guaranteed withdrawal benefit provisions on its indexed annuity products. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7% or 6%, depending on versions of the benefit) or annual rachet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life, or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

  Standard. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.
  Ratchet. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.
  Rollup. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.
  Combo. Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB). Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or
300% of initial premium).

C-59

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL). Guarantees
an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB). Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. We offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for retail variable annuity contracts at December 31, 2013 and 2012:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios
Mean investment performance	GMDB: The mean investment performance varies by fund group. In general the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.
GMIB: the overall blended mean is 8.1% based on a single fund group.
GMAB / GMWB / GMWBL: Zero rate curve.
Volatility	GMDB: 15.8% for 2013 and 2012.
GMIB: 15.8% for 2013 and 2012.
GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.
Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2013, further adjusted for company experience.
Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-
moneyness.
Discount rates	GMDB / GMIB: 5.5% for 2013 and 2012.
GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

C-60

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2013 and 2012. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheet in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2013, 2012 and 2011:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2013	$ 42,008.3	$ 878.2	$ 15,479.8	$ 16,163.0

Separate account liability at December 31, 2012	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5

Additional liability balance:
Balance at January 1, 2011	$ 373.9	$ 77.0	$ —	$ 217.5
Incurred guaranteed benefits	246.7	40.1	—	1,520.6
Paid guaranteed benefits	(110.3)	(2.2)	—	—
Balance at December 31, 2011	510.3	114.9	—	1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	488.0	76.0	—	1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	$ 339.0	$ 28.7	$ —	$ 414.0

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $35.1 and $22.8, as of December 31, 2013 and 2012, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheet.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-61

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of
	Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2013
Separate account value	$ 42,008.3	$ 878.2	$ 15,479.8	$ 16,163.0
Net amount at risk, net of reinsurance	$ 5,007	$ 19	$ —	$ —
Weighted average attained age	70	70	0	0

December 31, 2012
Separate account value	$ 39,799.1	$ 954.1	$ 14,503.9	$ 15,249.5
Net amount at risk, net of reinsurance	$ 6,921	38	$ —	$ —
Weighted average attained age	69	69	0	0

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2013 and 2012 was $42.0 billion and $39.8 billion, respectively.

8. Reinsurance

At December 31, 2013, the Company had reinsurance treaties with 13 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies.
In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company
("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Effective May 1, 2005, we entered into a coinsurance agreement with our affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by us between January 1, 2001 and December 31, 2003. The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of
December 31, 2013 and 2012, the receivable was $747.2 and $901.7, respectively.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:
	December 31,
	2013	2012
Claims recoverable from reinsurers	$ 10.8	$ 8.0
Reinsurance reserves ceded	2,751.5	2,585.5
Deposits	747.2	901.7
Reinsurance receivable, net	421.1	512.3
Other	11.0	7.2
Total	$ 3,941.6	$ 4,014.7

C-62

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Premiums were reduced by the following amounts for reinsurance ceded for the periods indicated.

		December 31,
	2013	2012	2011
Premiums:
Direct premiums	$ 95.2	$ 16.3	$ 16.9
Reinsurance assumed	454.9	480.3	478.4
Reinsurance ceded	(113.8)	(37.6)	(39.1)
Net premiums	$ 436.3	$ 459.0	$ 456.2

9. Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the
Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2013, following receipt of required approval from the Iowa Insurance Division (the "Division")
and consummation of the IPO of ING U.S., Inc., the Company paid an extraordinary return of capital distribution of $230.0 to its
Parent. During the year ended December 31, 2012, following receipt of required approval from the Division, the Company paid an extraordinary return of capital distribution of $250.0 to its Parent. During the year ended December 31, 2011, the Company did not pay a dividend or return of capital distribution to its Parent.

During the years ended December 31, 2013 and 2012, the Company did not receive any capital contributions from its Parent.
During the year ended December 31, 2011 the Company received $44.0 in capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC.
The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

On May 8, 2013, the Company reset, on a one-time basis, its negative unassigned funds account as of December 31, 2012 (as reported in its 2012 statutory annual statement) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus).
The reset was made pursuant to a permitted practice in accordance with statutory accounting practices granted by the Division.
This permitted practice had no impact on total capital and surplus of the Company and was been reflected in the Company's second quarter 2013 statutory financial statements.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.
Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending

C-63

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $(55.8), $(9.1) and $386.0, for the years ended December 31, 2013, 2012 and 2011, respectively.
Statutory capital and surplus was $1.9 billion and $2.2 billion as of December 31, 2013 and 2012, respectively.

10.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:
			December 31,
		2013	2012	2011
Fixed maturities, net of OTTI		$ 827.5	$ 2,004.5	$ 1,331.1
Equity securities, available-for-sale		2.3	3.4	1.0
Derivatives		0.4	(0.7)	(1.1)
DAC/VOBA and Sales inducements adjustments on available-for-
sale securities		(341.5)	(1,283.3)	(1,134.1)
Other		(35.3)	(35.4)	(35.7)
Unrealized capital gains (losses), before tax		453.4	688.5	161.2
Deferred income tax asset (liability)		26.9	(55.3)	82.7
Unrealized capital gains (losses), after tax		480.3	633.2	243.9
Pension and other postretirement benefits liability, net of tax		0.9	1.0	1.2
AOCI		$ 481.2	$ 634.2	$ 245.1

C-64

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2013
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,186.1)	$ 415.0		$ (771.1)
Equity securities	(1.1)		0.4	(0.7)
Other	0.1		— *	0.1
OTTI	17.7		(6.2)	11.5
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Statements of Operations	(8.6)		3.0	(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)	612.2
Change in unrealized gains/losses on available-for-sale
securities	(236.2)		82.6	(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)	0.7
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	1.1		(0.4)	0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Statements of Operations	(0.2) (3)		0.1	(0.1)
Change in pension and other postretirement benefits
liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$ (235.3)	$ 82.3		$ (153.0)

*	Less than $0.1.
(1)	See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2)	See "Note 3. Derivative Financial Instruments" for additional information.
(3)	See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.

C-65

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 808.3	$ (236.4) (4)	$ 571.9
Equity securities	2.4	(0.8)	1.6
Other	0.3	(0.1)	0.2
OTTI	12.7	(4.5)	8.2
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Statements of Operations	(147.6)	51.7	(95.9)
DAC/VOBA and Sales inducements	(149.2) (1)	52.2	(97.0)
Change in unrealized gains/losses on available-for-sale
securities	526.9	(137.9)	389.0

Derivatives:
Derivatives	0.4 (2)	(0.1)	0.3
Adjustments related to effective cash flow hedges for
amounts recognized in Net investment income in the
Statements of Operations	—	—	—
Change in unrealized gains/losses on derivatives	0.4	(0.1)	0.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Statements of Operations	(0.2) (3)	—	(0.2)
Change in pension and other postretirement benefits
liability	(0.2)	—	(0.2)
Change in Other comprehensive income (loss)	$ 527.1	$ (138.0)	$ 389.1
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $39.7 valuation allowance. See "Note 11. Income Taxes" for additional information.

C-66

	ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
	Notes to the Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

			Year Ended December 31, 2011
		Before-Tax			After-Tax
		Amount		Income Tax	Amount
	Available-for-sale securities:
	Fixed maturities	$ 652.5	$ (149.4) (4)		$ 503.1
	Equity securities	(5.9)		2.1	(3.8)
	Other	—		—	—
	OTTI	29.0		(10.2)	18.8
	Adjustments for amounts recognized in Net realized capital
	gains (losses) in the Statements of Operations	(32.8)		11.5	(21.3)
	DAC/VOBA and Sales inducements		(624.0) (1)	218.4	(405.6)
	Change in unrealized gains/losses on available-for-sale
	securities	18.8		72.4	91.2

	Derivatives:
	Derivatives		(1.4) (2)	0.5	(0.9)
	Adjustments related to effective cash flow hedges for
	amounts recognized in Net investment income in the
	Statements of Operations	—		—	—
	Change in unrealized gains/losses on derivatives	(1.4)		0.5	(0.9)

	Pension and other postretirement benefits liability:
	Amortization of prior service cost recognized in Operating
	expenses in the Statements of Operations	—	(3)	—	—
	Change in pension and other postretirement benefits
	liability	—		—	—
	Change in Other comprehensive income (loss)	$ 17.4	$ 72.9		$ 90.3
(1) See "Note 5. Deferred Policy Acquisition Costs and Value of Business Acquired" for additional information.
	(2) See "Note 3. Derivative Financial Instruments" for additional information.
(3) See "Note 12. Benefit Plans" for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $79.0 valuation allowance. See "Note 11. Income Taxes" for additional information.

11.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated.
			Year Ended December 31,
		2013		2012	2011
	Current tax expense (benefit):
	Federal	$ 187.4		$ 266.6	$ (195.8)
	Total current tax expense (benefit)		187.4	266.6	(195.8)
	Deferred tax expense (benefit):
	Federal		(1.9)	(84.3)	64.5
	Total deferred tax expense (benefit)		(1.9)	(84.3)	64.5
	Total income tax expense (benefit)	$ 185.5		$ 182.3	$ (131.3)

C-67

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2013	2012	2011
Income (loss) before income taxes	$ 168.6	$ 5.3	$ 20.8
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	59.0	1.9	7.3
Tax effect of:
Dividends received deduction	(84.0)	(72.9)	(30.3)
Valuation allowance	203.6	247.9	(109.0)
Audit settlements	—	(0.1)	3.3
Tax credits	(0.4)	(2.0)	(2.0)
Prior year tax	7.2	6.9	—
Other	0.1	0.6	(0.6)
Income tax expense (benefit)	$ 185.5	$ 182.3	$ (131.3)

Temporary Differences The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2013	2012
Deferred tax assets
Insurance reserves	$ 493.6	$ 1,035.9
Investments	1,033.1	940.6
Compensation and benefits	44.8	29.4
Other assets	86.8	183.0
Total gross assets before valuation allowance	1,658.3	2,188.9
Less: Valuation allowance	423.9	220.3
Assets, net of valuation allowance	1,234.4	1,968.6

Deferred tax liabilities
Deferred policy acquisition costs	(864.2)	(1,293.8)
Net unrealized investment (gains) losses	(278.2)	(652.1)
Value of business acquired	(20.5)	(20.6)
Other liabilities	(20.2)	(35.0)
Total gross liabilities	(1,183.1)	(2,001.5)
Net deferred income tax asset (liability)	$ 51.3	$ (32.9)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31,
2013 and 2012, the Company had valuation allowances of $609.6 and $406.0, respectively, that were allocated to continuing operations, and $(185.7) that was allocated to Other comprehensive income. Therefore, after consideration of available sources of taxable income required to realize the Company's deferred tax assets in the future, the Company had a tax valuation allowance of $423.9 and $220.3 related to deferred tax assets as of December 31, 2013 and 2012, respectively.

C-68

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2013, 2012 and 2011, the increases (decreases) in the valuation allowances were $203.6, $208.2 and $(188.0), respectively. In 2013, 2012 and 2011, there were increases (decreases) of $203.6, $247.9 and $(109.0), respectively, in the valuation allowance that were allocated to operations. In 2013, there were no changes in the valuation allowance allocated to Other comprehensive income. In 2012 and 2011, there were (decreases) of $(39.7) and $(79.0), respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from ING U.S., Inc. of $22.6 as of December 31, 2013, and a payable of $22.6 as of December 31,
2012, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013, during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for
2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of period	$ 2.7	$ 2.7	$ 28.0
Additions for tax positions related to prior years	—	—	6.1
Reductions for tax positions related to prior years	—	—	(6.1)
Reductions for settlements with taxing authorities	—	—	(25.3)
Balance at end of period	$ 2.7	$ 2.7	$ 2.7

The Company had $2.7 of unrecognized tax benefits for the years ended December 31, 2013, 2012 and 2011, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of
December 31, 2013 and 2012.

Tax Regulatory Matters

During the first quarter 2013, the Internal Revenue Service ("IRS") completed its examination of ING U.S., Inc.'s return for tax year 2011. The 2011 audit settlement did not have a material impact on the Company's financial statements. ING U.S., Inc. is currently under audit by the IRS, and it is expected that the examination of tax year 2012 will be finalized within the next twelve

C-69

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

months. ING U.S., Inc. and the IRS have agreed to participate in the Compliance Assurance Program for the tax years 2012 through
2014.

The timing of the payment (if any) of the unrecognized tax benefit of $2.7 cannot be reliably estimated.

12. Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING U.S. Retirement Plan (the "Retirement
Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP")
formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4%
of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the
Company's employ. For participants in the Retirement Plan as of December 31, 2013, there will be a two-year transition period from the Retirement Plan's current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.3, $7.7 and $11.5, for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING U.S. Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING
North America and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011, to permit Roth
401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated November 4, 2013. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.6, $3.2 and $3.3, for the years ended December 31,
2013, 2012 and 2011, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the
Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-70

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs for the periods presented:
	Year Ended December 31,
	2013	2012
Change in benefit obligation:
Benefit obligation, January 1	$ 24.9	$ 25.2
Interest cost	0.9	1.2
Benefits paid	(1.3)	(1.3)
Actuarial (gains) losses on obligation	(4.6)	(0.2)
Benefit obligation, December 31	$ 19.9	$ 24.9

Amounts recognized on the Balance Sheets consist of:
	December 31,
	2013	2012
Accrued benefit cost	$ (19.9)	$ (24.9)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.2)	(0.2)
Net amount recognized	$ (20.1)	$ (25.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2013 and 2012, benefit obligation for the SERPs were as follows:

		December 31,
	2013		2012
Discount rate		4.95%		4.05%
Rate of compensation increase		4.00%		4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.95% was the appropriate discount rate as of December 31, 2013, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:
	2013	2012		2011
Discount rate	4.05%		4.75%		5.50%
Rate of compensation increase	4.00%		4.00%		4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-71

ING USA Annuity and Life Insurance Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the periods presented:
	Year Ended December 31,
	2013	2012	2011
Interest cost	$ 0.9	$ 1.2	$ 1.3
Amortization of prior service cost (credit)	—	(0.1)	—
Net (gain) loss recognition	(4.6)	(0.2)	(0.2)
Net periodic (benefit) cost	$ (3.7)	$ 0.9	$ 1.1

Cash Flows

In 2014, the employer is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2014 through 2018, and thereafter through 2023, are estimated to be $1.1, $1.1, $1.2, $1.1, $1.2 and
$6.3, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 Omnibus Employee Incentive Plan ("the Omnibus Plan") sponsored by ING U.S., Inc., with respect to awards granted in 2013. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plan, that upon vesting, will be issuable in ING
U.S., Inc. common stock.

The Company was allocated compensation expense from ING and ING U.S., Inc. of $9.7, $6.8 and $4.3, for the years ended
December 31, 2013, 2012 and 2011, respectively.

The Company recognized tax benefits/(expenses) of $1.2, $(3.0) and $1.5 in December 31, 2013, 2012 and 2011, respectively.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service MedicareAdvantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING U.S. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2013, 2012 and 2011, were $3.8, $3.5 and $3.4, respectively.

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ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2013, 2012 and 2011, rent expense for leases was $6.8, $6.9 and $7.7 respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2014 through 2017 are estimated to be $7.3,
$7.3, $7.0 and $5.3, respectively, and none thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated back to the
Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2013 and 2012, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $252.7and $304.7, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB and is required to maintain collateral to back funding agreements issued to the FHLB.
As of December 31, 2013 and 2012, the Company had $1,090.2 and $1,548.0, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2013 and 2012, assets with a market value of $1,266.8 and $1,855.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The
Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2013	2012
Fixed maturity collateral pledged to FHLB	$ 1,266.8	$ 1,855.1
FHLB restricted stock(1)	53.6	78.9
Other fixed maturities-state deposits	11.3	12.1
Securities pledged(2)	959.2	714.0
Total restricted assets	$ 2,290.9	$ 2,660.1

(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $128.5 and $134.7 as of December 31, 2013 and 2012, respectively, which is included in Securities pledged on the Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company delivered securities as collateral of $830.7 and $579.3, respectively, which was included in Securities pledged on the Balance Sheets.

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ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of
December 31, 2013, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

C-74

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

14. Related Party Transactions Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

• Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services,
Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2013, 2012 and
2011, commissions were incurred in the amounts of $218.4, $208.0 and $201.1 respectively.

• Asset management agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administration and accounting services for ING USA's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2013, 2012 and
2011, expenses were incurred in the amounts of $50.0, $50.3 and $56.2, respectively.

• Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the DSL intercompany agreement was $147.4, $141.1 and $143.4, respectively.

• Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31,
2013, 2012 and 2011, revenue under the IIM intercompany agreement was $34.7, $33.8 and $35.3, respectively.

• Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended
December 31, 2013 2012 and 2011, expenses were incurred in the amounts of $101.9, $109.3 and $110.3, respectively.
Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order for the Company to provide ING North America with use of the corporate office facility at 5780 Powers Ferry Road,
N.W., Atlanta, GA (the "Atlanta Office") in exchange for ING North America's payment of the Company's direct and indirect costs for the Atlanta Office.

• Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2013, 2012 and 2011, expenses related to the agreements were incurred in the amount of $12.1, $16.4 and $14.0 ,respectively.

• Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"),
an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2013, 2012 and 2011, revenue related to the agreement was $2.2, $3.3 and $3.1, respectively.

• Services agreement between the Company, SLD, an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to GICs. For the years ended
December 31, 2013, 2012 and 2011, the Company incurred expenses of $4.1, $4.0 and $3.6, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-75

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements Reinsurance Ceded Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit ("LOC") to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2013 and 2012, the value of the funds withheld liability under this agreement was $190.9 and $191.4, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2013 and 2012, the Company had an embedded derivative under this agreement with a value of $(3.3) and $7.7, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100%
of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2013, 2012 and 2011, revenue related to the agreement was $12.3,
$12.0 and $12.4, respectively.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of
$3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account. As of December 31,
2013, the assets on deposit in the trust account were $3.5 billion. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $3.6 billion, as of December 31, 2013 and 2012. In addition, as of
December 31, 2013 and 2012, the Company had an embedded derivative with a value of $(34.7) and $293.6, respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, IIM, as subadvisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2013 and 2012, reserves ceded by the
Company under this agreement were $2.1 billion. In addition, a deferred loss in the amount of $315.7 and $343.9 as of December 31,
2013 and 2012, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit.

On May 8, 2013, following the ING U.S., Inc. IPO, ING U.S., Inc. made a capital contribution in the amount of $1.8 billion into
SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable annuity

C-76

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement,
SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and
$2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2013 and 2012, the receivable was $747.2 and $901.7, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $4.8, $10.8 and
$7.2, for the years ended December 31, 2013, 2012 and 2011, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2013 and 2012, reserves ceded by the Company under this agreement were $19.4 and $19.3, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The
Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

GIC reserves ceded by the Company under this agreement were $227.2 and $505.6 at December 31, 2013 and 2012, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by
RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the
Company upon such recapture and termination.

C-77

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1,
2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY an Automatic Coinsurance
Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.3 and $0.9 as of
December 31, 2013 and 2012, respectively, is included in Other liabilities on the Balance Sheets.The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and
March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreements are accounted for using the deposit method. A fee receivable from affiliate of $0.8 and $0.9 as of
December 31,2013and2012,respectively,isincludedinOtherliabilitiesontheBalanceSheets. Thefeeisaccruedandsubsequently
settled in cash each quarterly accounting period.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain
Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium
Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31,
2013 and 2012, reserves assumed by the Company under this agreement were $454.7 and $456.4, respectively.

As of December 31, 2013 and 2012, the value of the funds withheld by ceding companies under this agreement was $488.6 and
$486.4, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of
December 31, 2013 and 2012, the Company had an embedded derivative under this agreement with a value of $(8.4) and $19.6, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January
2004 and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to
3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. During the years ended December 31, 2013, 2012 and 2011, interest on any ING USA borrowing was charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%. During the years ended December 31, 2013, 2012 and 2011, interest on any ING
U.S., Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase

C-78

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

with a similar duration. Effective January 2014, interest on any borrowing by either the Company or ING U.S., Inc. is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities.

Under this agreement, the Company did not incur interest expense for the year ended December 31, 2013, 2012 and 2011. The
Company earned interest income of $0.0, $0.4 and $1.0, for the years ended December 31, 2013, 2012 and 2011, respectively.
Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of
Operations. As of December 31, 2013 and 2012, the Company did not have any outstanding receivable with ING U.S., Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2013, 2012 and 2011, respectively.
On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance
Commissioner. Interest expense was $25.4 for each of the years ended December 31, 2013, 2012 and 2011, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company,
ING Insurance, which has been guaranteed by Lion's immediate parent, ING U.S., Inc.

The funding agreement was scheduled to mature on August 10, 2012, however it was terminated on September 14, 2011, with an early termination fee paid to the Company of $3.2.

Back-up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the
Dutch State on an Illiquid Asset Back-up Facility (the "Alt-A Back-up Facility") regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.6 billion par Alt-A RMBS portfolio to ING Support Holding B.V. ("ING Support Holding"), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support
Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this transaction, the Company retained 20% of the exposure for any results on the $1.6 billion Alt-A RMBS portfolio.

The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $1.2 billion, and was recorded as Loan-Dutch State Obligation on the Balance Sheets (the "Dutch State Obligation").
Under the transaction, other fees were payable by both the Company and the Dutch State.

On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and
ING Bank entered into restructuring arrangements with the Dutch State, which closed the following day (the "Termination
Agreement"). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continued to own 20% of the Alt-A
RMBS and had the right to sell these securities, subject to a right of first refusal granted to ING Bank. Effective March 14, 2014, the right of first refusal granted to ING Bank was terminated and the Company may freely dispose of these securities.

C-79

ING USA Annuity and Life Insurance Company (A wholly owned subsidiary of Lion Connecticut Holdings Inc.) Notes to the Financial Statements (Dollar amounts in millions, unless otherwise stated)

Derivatives

As of December 31, 2013 and 2012, the Company had call options with a notional amount of $176.5 and $256.7, respectively, and market value of $7.4 and $2.8, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

C-80

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B:
- Report of Independent Registered Public Accounting Firm
- Statements of Assets and Liabilities as of December 31, 2013
- Statements of Operations for the year ended December 31, 2013
- Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012
- Notes to Financial Statements
Financial Statements of ING USA Annuity and Life Insurance Company:
- Report of Independent Registered Public Accounting Firm
- Balance Sheets as of December 31, 2013 and 2012
- Statements of Operations for the years ended December 31, 2013, 2012 and 2011
- Statements of Comprehensive Income for the years ended December 31, 2013, 2012 and 2011
- Statements of Changes in Shareholder’s Equity for the years ended December 31,
2013, 2012 and 2011
- Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011
- Notes to Financial Statements

(b)	Exhibits:

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 13,
2004 (File Nos. 333-28755, 811-05626).

h.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

i.	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective
January 1, 2010) between Directed Services LLC (DSL) and ING USA Annuity and Life
Insurance Company, incorporated herein by reference to Post-Effective Amendment No.
44 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 10, 2014 (File Nos. 333-30180, 811-05626).

j.	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between
ING Investment Management LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 6, 2011 (File
Nos. 333-28679, 811-05626).

k.	Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective
December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective
January 1, 2010) between ING Investment Management LLC (IIM) and ING USA
Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective
Amendment No. 44 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 10, 2014 (File Nos. 333-30180, 811-05626).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	c.	Individual Deferred Variable Annuity Contract, incorporated herein by reference to Post-
Effective Amendment No. 12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-05626).

	d.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	e.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	f.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 20, 2005 (File Nos. 333-
28755, 811-05626).

	g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	h.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

	i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

j.	Excluded Funds Endorsement. (Inforce Riders), incorporated herein by reference to Post-
Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-05626).

k.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

l.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

m.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on February 13,
2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit),
incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

q.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-28755,
811-05626).

r.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	s.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

	t.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to an Initial
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

	u.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to an Initial
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on May 9, 2006
(File Nos. 333-133944, 811-05626).

	v.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	w.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to an Initial Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	x.	Company Address and Name Change Endorsement, incorporated herein by reference to
Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(5)	a.	Deferred Variable Annuity Application, incorporated herein by reference to Post-
Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form,
incorporated herein by reference to Post-Effective Amendment No.13 to a Registration
Statement on Form N-4 for Golden American Life Insurance Company Separate Account
B filed with the Securities and Exchange Commission on December 2, 1999 (File Nos.
033-59261, 811-05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to
Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA
Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File Nos. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on or about February 13,
2004 (File Nos. 333-28755, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

	e.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc. Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

f.	Participation Agreement between Golden American Life Insurance Company, American
Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-6 for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-
105319).

g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital
Research and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 For ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

h.	Amendment No. 1 to the Fourth Amended and Restated Fund Participation Agreement
entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Investors Trust, ING Investments, LLC, ING Investments Distributor, LLC, American
Funds Insurance Series and Capital Research and Management Company (effective
December 14, 2010), incorporated herein by reference to Post-Effective Amendment No.
55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

i.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

j.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

k.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

n.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

o.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

p.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

q.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

r.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

s.	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York and Security
Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

u.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company Separate Account NY-B filed with the Securities and Exchange
Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

tv	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

w.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

x.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment
No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

y.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

z.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

bb.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

cc.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc, incorporated by reference to Post-Effective Amendment No. 43 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 7, 2008
(File Nos. 333-28755, 811-05626).

dd.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244.

ee.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on August 18, 2009; file No. 33-57244.

ff.	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-
57244.

	gg.	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6
Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate
Account, filed on August 18, 2009; file No. 33-57244.

	hh.	Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York,
DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on December
15, 2010 (File Nos. 333-28679, 811-05626).

	ii.	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among
ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, DFA Investment
Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 15, 2010
(File Nos. 333-28679, 811-05626).

	jj.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Mary (Maliz) E. Beams*	One Orange Way	Director and Executive Vice
	Windsor, CT 06095	President
Ewout L. Steenbergen*	230 Park Avenue	Director and Executive Vice
	New York, NY 10169	President, Finance
Chetlur S. Ragavan*	230 Park Avenue	Director, Executive Vice President
	New York, NY 10169	and Chief Risk Officer

Name	Principal Business Address	Position(s) with Depositor
Alain M. Karaoglan*	230 Park Avenue	Director
New York, NY 10169
Rodney O. Martin, Jr.*	230 Park Avenue	Director
New York, NY 10169
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Christina K. Hack*	1475 Dunwoody Drive	Senior Vice President and Chief
	West Chester, PA 19380	Financial Officer
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Justin Smith	230 Park Avenue	Senior Vice President and Deputy
	New York, NY 10169	General Counsel
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Christine L. Hurtsellers	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Mark B. Kaye	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 30327-4390
Dave P. Wilken	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Kristi L. Cooper	909 Locust Street	Vice President and Chief Compliance
	Des Moines, IA 50309	Officer
Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774
Anne M. Iezzi	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 for Variable Annuity Account B of ING Life Insurance and Annuity Company
(File No. 033-75996), as filed with the Securities and Exchange Commission on April 11, 2014.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 28, 2014, there are 3,116 qualified contract owners and 4,540 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA Annuity and Life Insurance Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA Annuity and Life Insurance Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA Annuity and Life Insurance Company may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA Annuity and Life Insurance Company in any capacity. The
Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains
Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and
Voya Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope	909 Locust Street	President and Director
Des Moines, IA 50309
Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478
Patrick J. Kennedy	One Orange Way	Director
Windsor, CT 06095
Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169
Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258
Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095
Julius A. Drelick, III	7337 E Doubletree Ranch Road	Senior Vice President, Investment
	Scottsdale, AZ 85258	Adviser Chief Compliance Officer
Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Jody I. Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258
David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390
Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Stephen Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390
May F. Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169
Megan A. Huddleston	One Orange Way	Secretary
Windsor, CT 06095
Huey P. Falgout	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258
Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Melissa A, O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Nikol C. Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401
Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

(c)
	2013 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$218,438,941.02	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of
Pennsylvania, on the 16th day of April, 2014.

SEPARATE ACCOUNT B
(Registrant)
By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)
By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2014.

	Signatures	Titles
	Michael S. Smith*	President and Director
	Michael S. Smith	(principal executive officer)

	Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

	Christina Hack*	Senior Vice President and Chief Financial Officer
Christina Hack

	Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Mary (Maliz) E. Beams*
	Mary (Maliz) E. Beams	Director

	Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Alain M. Karaoglan*
	Alain M. Karaoglan	Director

	Rodney O. Martin*	Director
Rodney O. Martin

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13